    As filed with the Securities and Exchange Commission on November 1, 2000

                                                     Registration No. 33-75608
--------------------------------------------------------------------------------


                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                            -----------------------

                                    FORM S-6
                       Post-Effective Amendment No. 8 to
                          Registration Statement Under
                           THE SECURITIES ACT OF 1933

                            ----------------------

                JOHN HANCOCK VARIABLE LIFE INSURANCE ACCOUNT UV
                             (Exact name of trust)

                      JOHN HANCOCK LIFE INSURANCE COMPANY
                              (Name of depositor)

                               JOHN HANCOCK PLACE
                          BOSTON, MASSACHUSETTS 02117
         (Complete address of depositor's principal executive offices)

                              --------------------

                            RONALD J. BOCAGE, ESQ.
                      JOHN HANCOCK LIFE INSURANCE COMPANY
                       JOHN HANCOCK PLACE, BOSTON, 02117
                (Name and complete address of agent for service)

                              --------------------

                                    Copy to:
                            THOMAS C. LAUERMAN, Esq.
                        Freedman, Levy, Kroll & Simonds
                         1050 Connecticut Avenue, N.W.
                            Washington, D.C.  20036

                              --------------------

It is proposed that this filing become effective(check appropriate box)

    / / immediately upon filing pursuant to paragraph (b) of Rule 485
    --

    /X/ on November 1, 2000 pursuant to paragraph (b) of Rule 485
    --
    / / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
    --
    / / on (date) pursuant to paragraph (a)(1) of Rule 485
    --

If appropriate check the following box

    / / this post-effective amendment designates a new effective date for a
    --
previously filed amendment

Pursuant to the provisions of Rule 24f-2, Registrant has registered an indefinite amount of the securities being offered and filed its Notice for fiscal year 1999 pursuant to Rule 24f-2 on March 30, 2000.

                                    PART II

                          UNDERTAKING TO FILE REPORTS

      Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that Section.


                       REPRESENTATION OF REASONABLENESS

      John Hancock Life Insurance Company represents that the fees and charges deducted under the Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                     UNDERTAKING REGARDING INDEMNIFICATION

      Pursuant to Article 9 of John Hancock's Bylaws and Section 67 of the Massachusetts Business Corporation Law, John Hancock indemnifies each director, former director, officer, and former officer, and his heirs and legal representatives from liability incurred or imposed in connection with any legal action in which he may be involved by reason of any alleged act or omission as an officer or a director of John Hancock.

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                       CONTENTS OF REGISTRATION STATEMENT

      This Registration Statement comprises the following Papers and Documents:

      The facing sheet.

      Cross-Reference Table.

      The prospectus containing the information specified in the instructions in Form S-6 under the Securities Act of 1933.

      The undertaking to file reports.

      The undertaking regarding indemnification.

      The signatures.

      The following exhibits:

I.A. (1) John Hancock Board Resolution establishing the separate account, previously filed electronically on April 26, 1996.

     (2)  Not Applicable

     (3) (a) Form of Distribution Agreement by and among John Hancock Distributors, Inc., John Hancock Mutual Life Insurance Company, and John Hancock Variable Life Insurance Company, incorporated by reference from Pre-Effective Amendment No. 2 to Form S-6 Registration Statement of John Hancock Variable Life Account S (File No. 333-15075) filed April 18, 1997.

          (b) Specimen Variable Contracts Selling Agreement between John Hancock Distributors, Inc., and selling broker-dealers, incorporated by reference from Pre-Effective Amendment No. 2 to Form S-6 Registration Statement of John Hancock Variable Life Account S (File No. 333-15075) filed April 18, 1997.


          (c) Schedule of sales commissions included in Exhibit 1. A.
             (3) (a) above.

     (4)    Not Applicable

     (5) Form of scheduled premium variable life insurance policy included in the initial filing of this Form S-6 Registration Statement, filed February 22, 1994.

     (6) Charter and By-Laws of John Hancock Mutual Life Insurance Company, previously filed electronically on April 26, 1996.

     (7)    Not Applicable.

     (8)    Not Applicable.

     (9)    Not Applicable.

     (10) Form of application for Policy included in the initial filing of this Form S-6 Registration Statement, filed February 22, 1994.

     (11)   Not Applicable.   The Registrant invests only in shares of open-end
                              Funds.

2. Included as exhibit 1.A(5) above

3. Opinion and consent of counsel as to securities being registered included in Pre-Effective Amendment No. 1 to this Form S-6 Registration Statement, filed in July, 1994.

4.   Not Applicable

5.   Not Applicable

6.   Opinion and consent of actuary.

7.   Consent of independent auditors.

8. Memorandum describing John Hancock's issuance, transfer and redemption procedures for the policy pursuant to Rule 6e-2(b)(l2)(ii), previously filed electronically on April 26, 1996.

9. Power of attorney for Robert J. Tarr, Jr.; previously filed electronically on April 23, 1997. Powers of attorney for Bodman, Gifford, Boyan, Morton, Magee, Connors, Brown, Phillips, Booth, Vappi, Bromery, Staley, D'Alessandro, Fast, Aborn, Bok, Feldstein, Fish and Syron included in Post-Effective Amendment No 1 to this Form S-6 Registration Statement filed in April, 1995; power of attorney for Michael C. Hawley, previously filed electronically on April 26, 1996.

10. Opinion of counsel as to eligibility of this Post-Effective Amendment for filing pursuant to Rule 485(b).

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the John Hancock Life Insurance Company has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, and its seal to be hereunto fixed and attested, all in the City of Boston and Commonwealth of Massachusetts on the 1st day of November, 2000.

                                        JOHN HANCOCK LIFE INSURANCE COMPANY

(SEAL)

                                                 /s/ DAVID F. D'ALESSANDRO
                                                 -------------------------
                                                     David F. D'Alessandro
/s/ Ronald J. Bocage                                 President and Chief
Attest: Ronald J. Bocage                             Executive Officer
------------------------
Vice President and Counsel

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities with John Hancock Life Insurance Company and on the dates indicated.


SIGNATURE                  TITLE                                           DATE
---------                  -----                                           ----
                           Executive Vice President
 THOMAS E. MALONEY         and Chief Financial Officer
                           (Principal Financial Officer
/s/ THOMAS E. MOLONEY      and Acting Principal Accounting Officer)
---------------------
Thomas E. Moloney                                                         November 1, 2000


                           Chairman of the Board and
                           President and Chief Executive Officer
/s/ DAVID F. D'ALESSANDRO  (Principal Executive Officer)
-------------------------
David F. D'Allessandro for himself and as Attorney-in-Fact                November 1, 2000

FOR:
Foster L. Aborn          Director                        I. MacAllister Booth      Director
Nelson S. Gifford        Director                        Samuel W. Bodman          Director
E. James Morton          Director                        Michael C. Hawley         Director
John M. Connors          Director                        Kathleen F. Feldstein     Director
Robert J. Tarr, Jr.      Director                        Richard F. Syron          Director
Robert E. Fast           Director                        Wayne A. Budd             Director
                                                         Edward H. Linde           Director

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto fixed and attested, all in the City of Boston and Commonwealth of Massachusetts on the 1st day of November, 2000.

On behalf of the Registrant
By John Hancock Life Insurance Company

(Depositor)

(SEAL)                                       /s/ DAVID F. D'ALESSANDRO
                                             --------------------------
                                                David F. D'Alessandro
                                                President and Chief
                                                Executive Officer


               /s/ Ronald J. Bocage

Attest:        Ronald J. Bocage
               ----------------
               Ronald J. Bocage
               Vice President and Counsel

                        PROSPECTUS DATED NOVEMBER 1, 2000

                                     FLEX-V2

               a scheduled premium variable life insurance policy
                                    issued by

              JOHN HANCOCK LIFE INSURANCE COMPANY ("JOHN HANCOCK")

                       JOHN HANCOCK LIFE SERVICING OFFICE
                       ----------------------------------
                                EXPRESS DELIVERY
                                ----------------
                              529 Main Street (X-4)
                              Charlestown, MA 02129
                                    U.S. MAIL
                                    ---------
                                  P.O. Box 111
                                Boston, MA 02117

                   PHONE: 1-800-732-5543 / FAX: 1-617-886-3048

  The policy provides an investment option with fixed rates of return declared by John Hancock and the following variable investment options:

VARIABLE INVESTMENT OPTION                                    MANAGED BY
--------------------------                                    ----------
-----------------------------------------------------------------------------------------------------------------
  Managed. . . . . . . . . . . . . . . . . . . . . . . . .    Independence Investment Associates, Inc. and
                                                               Capital Guardian Trust Company
  Growth & Income . . . . .                                   Independence Investment Associates, Inc. and Putnam
                                                               Investment Management, Inc.
  Equity Index . . . . . . .                                  State Street Global Advisors
  Large Cap Value . . . . .                                   T. Rowe Price Associates, Inc.
  Large Cap Growth . . . . .                                  Independence Investment Associates, Inc.
  Mid Cap Value . . . . . .                                   Neuberger Berman, LLC
  Mid Cap Growth . . . . . .                                  Janus Capital Corporation
  Real Estate Equity . . . .                                  Independence Investment Associates, Inc. and Morgan
                                                               Stanley Dean Witter Investment Management Inc.
  Small/Mid Cap CORE /SM/ .                                   Goldman Sachs Asset Management
  Small/Mid Cap Growth. . .                                   Wellington Management Company, LLP
  Small Cap Equity . . . . .                                  Capital Guardian Trust Company
  Small Cap Growth . . .  .                                   John Hancock Advisers, Inc.
  Global Balanced . . . . .                                   Capital Guardian Trust Company
  International Equity Index . . . . . . . . . . . . . . . .  Independence International Associates, Inc.
  International Opportunities . . . . . . . . . . . . . . .   T. Rowe Price International, Inc.
                                                              Morgan Stanley Dean Witter Investment Management
  Emerging Markets Equity .  . . . . . . . . . . . . . . . .   Inc.
  Short-Term Bond . . . . .                                   Independence Investment Associates, Inc.
  Bond Index . . . . . . . .                                  Mellon Bond Associates, LLP
  Active Bond . . . . . . .  . . . . . . . . . . . . . . . .  John Hancock Advisers, Inc.
  Global Bond . . . . . . .  . . . . . . . . . . . . . . . .  Capital Guardian Trust Company
  High Yield Bond . . . . .                                   Wellington Management Company, LLP
  Money Market . . . . . . .                                  John Hancock Life Insurance Company
-----------------------------------------------------------------------------------------------------------------

     We may add, modify or delete variable investment options in the future.

  When you select one or more of these variable investment options, we invest your money in the corresponding investment option(s) of the John Hancock Variable Series Trust I (the "Trust"). The Trust is a mutual fund that offers a number of different investment options (which are called "funds"). The investment results of each variable investment option you select will depend on those of the corresponding fund of the Trust. Attached to this prospectus is a prospectus for the Trust that contains detailed information about each fund offered under the policy. Be sure to read the prospectus for the Trust before selecting any of the variable investment options shown on page 1.

                             GUIDE TO THIS PROSPECTUS

  This prospectus contains information that you should know before you buy a policy or exercise any of your rights under the policy. However, please keep in mind that this is a prospectus - - it is not the policy. The prospectus
                                         ---
simplifies many policy provisions to better communicate the policy's essential features. Your rights and obligations under the policy will be determined by the language of the policy itself. When you receive your policy, read it carefully.

  This prospectus is arranged in the following way:

     . The section which follows is called "Basic Information". It is in a question and answer format. We suggest you read the Basic Information section before reading any other section of the prospectus.

     . Behind the Basic Information section are illustrations of hypothetical policy benefits that help clarify how the policy works. These start on page 22.

     . Behind the illustrations is a section called "Additional Information"
       that gives more details about the policy. It generally does not
                                                                   ---
       repeat information that is in the Basic Information section. A table of contents for the Additional Information section appears on page 29.

     . Behind the Additional Information section are the financial statements for John Hancock and Separate Account UV. These start on page 43.

     . Finally, there is an Alphabetical Index of Key Words and Phrases at the back of the prospectus on page 118.

 After the Alphabetical Index of Key Words and Phrases, this prospectus ends and the Trust prospectus begins.

                                    **********

 Please note that the Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                BASIC INFORMATION

  This part of the prospectus provides answers to commonly asked questions about the policy.

Question                                                    Beginning on page
--------
 .What is the policy?. . . . . . . . . . . . . . .                   4
 .Who owns the policy?. . . . . . . . . . . . . .                    4
 .How can I invest money in the policy?. . . . . .                   4
 .Is there a minimum amount I must invest?. . . .                    5
 .How will the value of my investment in the policy change           9
over time?. . . . . . . . . . . . . . . . . . . .
 .What charges will John Hancock deduct from my investment
in the
policy?. . . . . . . . . . . . . . . . . . . . .                   10
 .What charges will the Trust deduct from my investment in          12
the policy?. . . . . . . . . . . . . . . . . . .
 .What other charges could John Hancock impose in the               13
future?. . . . . . . . . . . . . . . . . . . . .
 .How can I change my policy's investment allocations?              14
 .How can I access my investment in the policy?. .                  15
 .How much will John Hancock pay when the insured person            16
dies?. . . . . . . . . . . . . . . . . . . . . .
 .How can I change my policy's insurance coverage?                  17
 .Can I cancel my policy after it's issued?. . . .                  18
 .Can I choose the form in which John Hancock pays out              18
policy proceeds?. . . . . . . . . . . . . . . . .
 .To what extent can John Hancock vary the terms and
 conditions of its
 policies in particular cases?. . . . . . . . . .                  19
 .How will my policy be treated for income tax purposes?            19
 .How do I communicate with John Hancock?. . . . .                  20

Here are the page numbers where the questions and answers appear:

 WHAT IS THE POLICY?

  The policy's primary purpose is to provide lifetime protection against economic loss due to the death of the insured person. The value of the amount you have invested under the policy may increase or decrease daily based upon the investment results of the variable investment options that you choose. The amount we pay to the policy's beneficiary if the insured person dies (we call this the "death benefit") may be similarly affected.

  While the insured person is alive, you will have a number of options under the policy. Here are some major ones:

     . Determine when and how much you invest in the various investment options

     . Borrow amounts you have in the investment options

     . Withdraw any amount we consider to be "Excess Value" in your policy

     . Change the beneficiary who will receive the death benefit

     . Turn in (i.e., "surrender") the policy for the full amount of its surrender value

     . Reduce the amount of insurance by surrendering part of the policy

     . Choose the form in which we will pay out the death benefit or other proceeds

 Most of these options are subject to limits that are explained later in this prospectus.

 WHO OWNS THE POLICY?

  That's up to the person who applies for the policy. The owner of the policy is the person who can exercise most of the rights under the policy, such as the right to choose the investment options or the right to surrender the policy. In many cases, the person buying the policy is also the person who will be the owner. However, the application for a policy can name another person or entity (such as a trust) as owner. Whenever we've used the term "you" in this prospectus, we've assumed that the reader is the person who has whatever right or privilege is being discussed. There may be tax consequences if the owner and the insured person are different, so you should discuss this issue with your tax adviser.

 HOW CAN I INVEST MONEY IN THE POLICY?

Premium Payments

  We call the investments you make in the policy "premiums" or "premium payments". We require that your first premium at least equal your first
                                -----
"Required Premium" (discussed below). Except as noted below, you can make any other premium payments you wish at any time. You can request that we bill you for amounts of premiums that exceed your Required Premium payments and you can subsequently request that we change the amount that we bill.

Maximum premium payments

  If you have chosen the Option 1 or Option 2 death benefit (see "How much will John Hancock pay when the insured person dies?"), Federal tax law limits the amount of premium payments you can make relative to the amount of your policy's insurance coverage. We will not knowingly accept any amount by which a premium payment exceeds the maximum. If you exceed certain other limits, the law may impose a penalty on amounts you take out of your policy. We'll monitor your premium payments and let you know if you're about to exceed this limit. More discussion of these tax law requirements begins on page 36.

  Also, we may refuse to accept any amount of an additional premium if:

     . that amount of premium would increase our insurance risk exposure, and the insured person doesn't provide us with adequate evidence that he or she continues to meet our requirements for issuing insurance, or

     . that amount of premium would cause the cumulative premiums you have paid to date to exceed the cumulative scheduled premiums due to date under the policy.

 In no event, however, will we refuse to accept any premium necessary to prevent the policy from terminating.

Ways to pay premiums

  If you pay premiums by check or money order, they must be drawn on a U.S. bank in U.S. dollars and made payable to "John Hancock Life Insurance Company." Premiums after the first must be sent to the John Hancock Life Servicing Office at the appropriate address shown on page 1 of this prospectus.

  We will also accept premiums:

     . by wire or by exchange from another insurance company,

     . via an electronic funds transfer program (any owner interested in making monthly premium payments must use this method), or
              -------

     . if we agree to it, through a salary deduction plan with your employer.

 You can obtain information on these other methods of premium payment by contacting your John Hancock representative or by contacting the John Hancock Life Servicing Office.

 IS THERE A MINIMUM AMOUNT I MUST INVEST?

Required Premiums

  The Policy Specifications page of your policy will show the "Required Premium" for the policy. In the policy application, you will choose one of the following "modes" of premium payment -- annual, semi-annual, quarterly or monthly. We make no additional charge for any of these choices of payment mode. You can request that we change your payment mode at any time.

  The scheduled date on which such a payment is "due" is referred to in the policy as a "modal processing date." Premiums are scheduled to be paid for the whole of the insured person's lifetime. If, on any modal processing date, the cumulative amount of all premium payments you have made does not equal or exceed the cumulative amount of all Required Premiums due through that date, your policy will enter a grace period, unless your policy has Excess Value as of that date. For purposes of determining whether enough premiums have been paid as of any modal processing date, we reduce the amount of premiums you have paid by the amount of any withdrawals you have taken from what we consider to be the "premium component" of any Excess Value in your policy (see below).

Excess Value and its components

  As of the last business day in each policy month, we compare the account value of the policy against the "Basic Account Value" (described below) to determine if any "Excess Value" exists under the policy. Excess Value is any amount of account value greater than the Basic Account Value.

  The policy statements that we send you (see "Reports that you will receive" on page 38) will specify the amount of any Excess Value at the end of the reporting period. If you wish this information at any other time, you may contact your John Hancock representative or telephone us at 1-800-732-5543.

  The Basic Account Value generally increases over the life of the policy, as the attained age of the insured person increases. Basic Account Value can be thought of as what the guaranteed cash value would be under an otherwise comparable non-variable whole life policy. It is the amount we deem necessary to support your policy's benefits at any time based on accepted actuarial methods and assumptions. See "How we calculate Basic Account Value" below for further details.

  Excess Value may arise from two sources. The "premium component" is that portion of Excess Value up to the amount by which the cumulative premiums paid (excluding amounts from this component previously withdrawn) exceed the cumulative amount of Required Premiums due to date. The "experience component" is that portion of Excess Value above the premium component and arises out of favorable investment experience or lower than maximum insurance and expense charges.

Lapse

  If your policy enters a grace period, we will notify you of how much you will need to pay to keep the policy in force. You will have a "grace period" of at least 31 days after we mail the notice to make that payment. If you don't pay at least the required amount by the end of the grace period, your policy will terminate (i.e., lapse). If the insured person dies during the grace period, we will deduct any unpaid monthly charges from the death benefit. During the grace period, you cannot make transfers among investment options or make a partial withdrawal or policy loan.

Options on Lapse

  If a policy lapses, we apply the surrender value on the date of lapse to one of three options for continued insurance that does not require further payment of premium: Variable Paid-Up Insurance, Fixed Paid-Up Insurance or Fixed Extended Term Insurance on the life of the insured person, commencing on the date of lapse.

  Both the Variable and Fixed Paid-Up Insurance options provide an amount of paid-up whole life insurance, determined in accordance with the policy, which the surrender value will purchase. The amount of Variable Paid-Up Insurance may then increase or decrease, subject to any guarantee, in response to the investment experience of the variable investment options. The Fixed Paid-Up Insurance option provides a fixed and level amount of insurance. The Fixed Extended Term Insurance option provides a fixed amount of insurance determined in accordance with the policy, with the insurance coverage continuing for as long a period as the available policy surrender value will purchase.

  The Variable Paid-Up Insurance option is not available unless its initial amount is at least $5,000. If you have elected no option before the end of the grace period, the Fixed Extended Term Insurance option automatically applies unless the amount of Fixed Paid-Up Insurance would equal or exceed the amount of Fixed Extended Term Insurance or unless the insured person is a substandard risk. In either of the latter cases, Fixed Paid-Up Insurance is provided.

  You may surrender a policy that is being continued under any of these options for the option's surrender value while the insured person is living. Loans may be available under the Variable and Fixed Paid-Up Insurance options.

Reinstatement

  You can still reactivate (i.e., "reinstate") a lapsed policy within 3 years from the beginning of the grace period, unless the surrender value has been paid out or otherwise exhausted or the period of any Fixed Extended Term Insurance has expired. You will have to provide evidence that the insured person still meets our requirements for issuing coverage. You will also have to pay a minimum amount of premium and be subject to the other terms and conditions applicable to reinstatements, as specified in the policy.

Amount of Required Premiums

  We initially determine the amount of your scheduled premium at the time your policy is issued, in accordance with our established rules and rates. It consists of a "base policy premium" plus certain additional amounts if the insured person presents an extra mortality risk to us or if you have purchased certain additional insurance benefits. These amounts will be set forth in the "Policy Specifications" section of your policy as the components of your Required Premium.

  The "base policy premium" is the amount of the Required Premium for an insured person in the "standard" underwriting risk class who has not purchased any additional insurance benefits by rider. The base policy premium will not change until the Required Premium recalculation discussed below, or until such time as you partially surrender the policy.

Premium recalculation

  You may make a one-time request that we recalculate your base policy premium at any time not later than the policy anniversary nearest the insured person's 69th birthday (or, if later, the ninth policy anniversary). The base policy premium that results from the recalculation will apply to all periods subsequent to the recalculation. That resulting base policy premium may be higher or lower than, or the same as, the previous base policy premium. This, in turn, will determine whether the Required Premium will be higher, lower or stay the same for those subsequent periods. If your right to request a premium recalculation expires without your having exercised it, we will automatically perform the premium recalculation at the next policy anniversary.

  The premium recalculation feature makes it possible for us to set a lower base policy premium (and thus a lower Required Premium) at the time the policy is issued than would be possible without this feature. If you wish to "lock in" a base policy premium (and Required Premium) at any time prior to the feature's expiration, you can do so by requesting a premium recalculation.

  The amount of the new base policy premium after a premium recalculation depends on the insured person's sex, smoking status, attained age, the guaranteed death benefit under the policy and the account value at the close of the business day that precedes the recalculation. The new base policy premium will never exceed the policy's "guaranteed maximum recalculation premium" based on the insured person's attained age at the time of the recalculation. The guaranteed maximum recalculation premium for each attained age will appear in the "Policy Specifications" section of your policy.

  The guaranteed maximum recalculation premium increases as the insured person's attained age increases. Accordingly, by delaying the premium recalculation, you assume the risk that the base policy premium following the recalculation will be higher than it would have been had the recalculation been performed at an earlier date. The longer the delay and the lower the policy's account value, the greater the risk. On the other hand, by postponing the premium recalculation, you may benefit from (1) a lower base policy premium prior to the recalculation and (2) a longer period to accumulate enough account value to reduce the possibility (or amount) of an increase in the base policy premium at the time of the recalculation.

  If your policy has any Excess Value at the time of the premium recalculation, the base policy premium will be less following the recalculation than it would have been had the recalculation been performed at the earliest possible date (i.e., at the time of policy issuance). Otherwise it will be more.

  As an example, consider the policy illustrated on page 23 of this prospectus (Death Benefit Option 1 in the amount of $100,000, assuming current charge rates, for a male standard risk non-smoker age 35 at issue). If no premium recalculation is made at policy issuance, the base policy premium for the policy would be $900 until such time as the premium recalculation is made. Assuming that amount of premium is paid annually until the premium recalculation, and assuming constant gross annual investment returns at the rates set forth below, the following table illustrates what the base policy premium would be following a recalculation on the dates shown.

                                         Base Policy Premium Following
                                   Recalculation Assuming Hypothetical Gross
                                           Annual Rate of Return of:
Policy Anniversary of             ------------------------------------------
Premium Recalculation                  0%             6%              12%
---------------------             -------------  -------------  ---------------
 0 (Issue Date) . . . . . . . .     $1,414.00      $1,414.00       $1,414.00
 5  . . . . . . . . . . . . . .     $1,607.99      $1,581.92       $1,551.41
10  . . . . . . . . . . . . . .     $1,900.30      $1,791.31       $1,635.15
15  . . . . . . . . . . . . . .     $2,334.72      $2,058.15       $1,566.76
20  . . . . . . . . . . . . . .     $3,008.11      $2,433.77       $1,151.92
25  . . . . . . . . . . . . . .     $4,077.27      $2,998.48       $    0.00
30  . . . . . . . . . . . . . .     $5,845.15      $3,914.46       $    0.00
35* . . . . . . . . . . . . . .     $8,404.00      $5,561.76       $    0.00



---------
* Mandatory premium recalculation if you do not choose earlier date.

  We will make a one-time charge if the new base policy premium is less than the guaranteed maximum recalculation premium that would have applied had the recalculation been done at the time the policy was issued. The charge will not exceed 3% (currently1 1/2%) of the policy's Excess Value exceeds at the time of the premium recalculation. See "Guaranteed death benefit charge" on page 11.

  The amount of any account value that is considered Excess Value under your policy may increase or decrease as a result of a premium recalculation. See "Excess Value and its components" above

 HOW WILL THE VALUE OF MY INVESTMENT IN THE POLICY CHANGE OVER TIME?

  From each premium payment you make, we deduct the charges described under "Deductions from premium payments" below. We invest the rest in the investment options you've elected.

  Over time, the amount you've invested in any variable investment option will increase or decrease the same as if you had invested the same amount directly in the corresponding fund of the Trust and had reinvested all fund dividends and distributions in additional fund shares; except that we will deduct certain additional charges which will reduce your account value. We describe these charges under "What charges will John Hancock deduct from my investment in the policy?" below.

  The amount you've invested in the fixed investment option will earn interest at a rate we declare from time to time. We guarantee that this rate will be at least 4%. If you want to know what the current declared rate is, just call or write to us. The current declared rate will also appear in the annual statement we will send you. Amounts you invest in the fixed investment option will not be
                                                                         ---
subject to the mortality and expense risk charge or the guaranteed death benefit charge described on page 11. Otherwise, the charges applicable to the fixed investment option are the same as those applicable to the variable investment options.

  At any time, the "account value" of your policy is equal to:

     . the amount you invested,

     . plus or minus the investment experience of the investment options you've chosen,

     . minus all charges we deduct, and

     . minus all withdrawals you have made.

 If you take a loan on the policy, however, your account value will be computed somewhat differently. This is discussed beginning on page 15.

 WHAT CHARGES WILL JOHN HANCOCK DEDUCT FROM MY INVESTMENT IN THE POLICY?

Deductions from premium payments

 . Premium tax charge - A charge to cover state premium taxes we currently
 --------------------
  expect to pay, on average. This charge is currently 2.35% of each premium.

 . DAC tax charge - A charge to cover the increased Federal income tax
 ----------------
  burden that we currently expect will result from receipt of premiums. This charge is currently 1.25% of each premium.

 . Premium sales charge - A charge to help defray our sales costs. The
 ----------------------
  charge is 5% of the premiums you pay each policy year that do not total more than the Required Premium for that policy year. We currently waive 30% of this charge for policies with a Guaranteed Death Benefit of $250,000 or higher, but continuation of that waiver is not guaranteed. Also, we currently intend to stop making this charge on premiums received after the 10th policy year, but this is not guaranteed either. Because policies of this type were first offered for sale in 1994, no termination of this charge has yet occurred.

Deductions from account value

 . Issue charge - A monthly charge to help defray our administrative costs.
 --------------
  This is a flat dollar charge of $20 and is deducted only during the first policy year.

 . Maintenance charge - A monthly charge to help defray our administrative
 --------------------
  costs. This is a flat dollar charge of up to $8 (currently $6).

 . Insurance charge - A monthly charge for the cost of insurance. To
 ------------------
  determine the charge, we multiply the amount of insurance for which we are at risk by a cost of insurance rate. The rate is derived from an actuarial table. The table in your policy will show the maximum cost of insurance
                                                -------
  rates. The cost of insurance rates that we currently apply are generally less than the maximum rates. We will review the cost of insurance rates at least every 5 years and may change them from time to time. However, those rates will never be more than rates based on the 1980 Commissioners' Standard Ordinary Mortality Tables. The table of rates we use will depend on the insurance risk characteristics and (usually) gender of the insured person, the Guaranteed Death Benefit and the length of time the policy has been in effect. Regardless of the table used, cost of insurance rates generally increase each year that you own your policy, as the insured person's attained age increases. (The insured person's "attained age" on any date is his or her age on the birthday nearest that date.)

  If the Guaranteed Death Benefit at issue is $100,000 or more, the insured person may be eligible for the "preferred" underwriting class, which has the lowest cost of insurance charges for policies of this type. In addition, we currently apply a lower insurance charge for policies with a Guaranteed Death Benefit of $250,000 or higher, but continuation of that practice is not guaranteed. Also, it is our current intention to reduce the insurance charge in the 10th policy year and thereafter below what it otherwise would be, but such a reduction is not guaranteed either (unless it is issued in New York.) Because policies of this type were first offered for sale in 1994, no reductions have yet been made.

 . Guaranteed death benefit charge - A monthly charge for our guarantee that
 ---------------------------------
  the death benefit will never be less than the Guaranteed Death Benefit. This charge is currently 1c per $1,000 of the Guaranteed Death Benefit at the time the charge is deducted. We guarantee that this charge will never exceed 3c per $1,000 of the Guaranteed Death Benefit at the time the charge is deducted.

 . Extra mortality risk charge - An insured person who does not qualify for
 -----------------------------
  either the preferred or standard underwriting class must pay an additional Required Premium because of the extra mortality risk. We collect this additional premium in two ways: up to 8.6% of the additional premium is deducted from premiums when paid and the remainder of the additional premium is deducted monthly from your policy's account value in equal installments.

 . M &E charge - A daily charge for mortality and expense risks we assume.
 -------------
  This charge is deducted from the variable investment options. It does not apply to the fixed investment option. The current charge is at an effective annual rate of .60% of the value of the assets in each variable investment option. We guarantee that this charge will never exceed an effective annual rate of .60%.

 . Optional insurance benefits charges - An additional Required Premium must
 -------------------------------------
  be paid if you elect to purchase any additional insurance benefit that is added to the policy by means of a rider. We collect this additional premium in two ways: up to 8.6% of the additional premium is deducted from premiums when paid and the remainder of the additional premium is deducted monthly from your policy's account value in equal installments.

 . Premium recalculation charge - When we perform any recalculation as
 ------------------------------
  described in the subsection titled "Premium recalculation" on page 8, we deduct a one-time charge in the amount described in that subsection.

 . Administrative surrender charge - A charge we deduct if the policy lapses
 ---------------------------------
  or is surrendered in the first 9 policy years. We deduct this charge to compensate us for administrative expenses that we would otherwise not recover in the event of early lapse or surrender. The amount of the charge depends upon the policy year in which lapse or surrender occurs and the policy's Guaranteed Death Benefit at that time. The maximum charge is $5 per $1,000 of the policy's Guaranteed Death benefit in policy years 1 through 6, $4 per $1,000 in policy year 8 and $3 per $1,000 in policy year
  9. For insured persons age 24 or less at issue, this charge will never be more than $200 and will be charged only in the first four policy years. Currently a policy with a Guaranteed Death Benefit at time of surrender or lapse of $250,000 or more is not charged. A policy of less than $250,000 Guaranteed Death Benefit at time of surrender or lapse is not currently charged if the surrender or lapse is after the fourth policy year and is charged no more than $300 if the surrender or lapse is in the first four policy years. We may withdraw or modify these lower current charges at any time.

 . Contingent deferred sales charge ("CDSC") - A charge we deduct if the
 -------------------------------------------
  policy lapses or is surrendered within the first thirteen policy years. A pro-rata portion of the charge is deducted in the event of a decrease in the Sum Insured. We deduct this charge to compensate us for sales expenses that we would otherwise not recover in the event of early lapse or surrender. The CDSC is a percentage of the lesser of (a) the total amount of premiums you have actually paid before the date of surrender or lapse and (b) the sum of the base policy premiums due (whether or not actually paid) on or before the date of surrender or lapse. (For this purpose base policy premiums are pro-rated through the end of the policy month in which the surrender or lapse occurs).


                                                     Maximum Contingent Deferred Sales
                                                   Charge as a Percentage of Base Policy
                                                      Premiums Due Through Effective
      For Surrenders or Lapses Effective During:        Date of Surrender or Lapse
      ------------------------------------------  -------------------------------------
      Policy Years 1-6  . . . . . . . . . . . .                   15.00%
      Policy Year 7 . . . . . . . . . . . . . .                   12.85%
      Policy Year 8 . . . . . . . . . . . . . .                   10.00%
      Policy Year 9 . . . . . . . . . . . . . .                    7.77%
      Policy Year 10  . . . . . . . . . . . . .                    6.00%
      Policy Year 11  . . . . . . . . . . . . .                    4.55%
      Policy Year 12  . . . . . . . . . . . . .                    2.92%
      Policy Year 13  . . . . . . . . . . . . .                    1.54%
      Policy Year 14 and Later  . . . . . . . .                       0%





  The amount of the CDSC is calculated on the basis of the base policy premium for the attained age of the insured person at the time the policy is issued. The base policy premium that we use to compute the CDSC is not affected by (1) any recalculation of the type referred to under "premium recalculation" on page 8, or (2) the non-mandatory character of any Required Premium due to Excess Value in the policy on that premium's due date. The CDSC, as reflected in the above table, reaches its maximum at the end of the sixth policy year and is reduced in each policy year thereafter until it reaches zero in policy year 14. At issue ages higher than 54, the maximum is reached at an earlier policy year and may be reduced to zero over a shorter number of years.

 . Partial withdrawal charge - A charge of $20 for each partial withdrawal
 ---------------------------
  of Excess Value to compensate us for the administrative expenses of processing the withdrawal.

 WHAT CHARGES WILL THE TRUST DEDUCT FROM MY INVESTMENT IN THE POLICY?

  The Trust must pay investment management fees and other operating expenses. These fees and expenses are different for each fund of the Trust and reduce the investment return of each fund. Therefore, they also indirectly reduce the return you will earn on any variable investment options you select. The figures in the following chart are expressed as percentages of each fund's average daily net assets for 1999 (rounded to two decimal places).

                        Investment  Other Operating  Total Fund   Other Operating
                        Management  Expenses* With   Operating    Expenses Absent
Fund Name                  Fee*      Reimbursement    Expenses     Reimbursement
---------               ----------  ---------------  ----------  ----------------
Managed. . . . . . .      0.67%          0.03%         0.70%           0.03%
Growth & Income . . .     0.67%          0.03%         0.70%           0.03%
Equity Index . . . . .    0.14%          0.00%         0.14%           0.08%
Large Cap Value . . .     0.74%          0.10%         0.84%           0.11%
Large Cap Growth . . .    0.36%          0.03%         0.39%           0.03%
Mid Cap Value . . . .     0.80%          0.10%         0.90%           0.12%
Mid Cap Growth . . . .    0.82%          0.10%         0.92%           0.11%
Real Estate Equity . .    1.01%          0.10%         1.11%           0.10%
Small/Mid Cap CORE/
 SM/ . . . . . . . . .    0.80%          0.10%         0.90%           0.66%
Small/Mid Cap Growth .    0.75%          0.10%         0.85%           0.10%
Small Cap Equity * . .    0.90%          0.10%         1.00%           0.16%
Small Cap Growth . . .    0.75%          0.10%         0.85%           0.14%
Global Balanced * . .     1.05%          0.10%         1.15%           0.46%
International Equity
 Index . . . . . . . .    0.16%          0.10%         0.26%           0.22%
International
 Opportunities . . . .    0.87%          0.10%         0.97%           0.29%
Emerging Markets
 Equity . . . . . . .     1.27%          0.10%         1.37%           2.17%
Short-Term Bond . . .     0.30%          0.10%         0.40%           0.13%
Bond Index . . . . . .    0.15%          0.10%         0.25%           0.20%
Active Bond * . . . .     0.61%          0.03%         0.64%           0.03%
Global Bond . . . . .     0.85%          0.10%         0.95%           0.15%
High Yield Bond . . .     0.65%          0.10%         0.75%           0.39%
Money Market . . . . .    0.25%          0.06%         0.31%           0.06%


  * John Hancock Variable Series Trust I funds' percentages for "other fund expenses" are based on the allocation methodology and expense reimbursement policy adopted April 23, 1999, and are calculated as if that allocation methodology and expense reimbursement policy had been in effect for all of 1999. Under the expense reimbursement policy, John Hancock Life Insurance Company voluntarily reimburses a fund when the fund's "other fund expenses" exceed 0.10% of the fund's average daily net assets (0.00% for Equity Index). Shareholders of the Managed, Growth & Income, Real Estate Equity, Small Cap Equity, Global Balanced, Active Bond, and Global Bond funds have approved new management fee schedules, which apply to these funds effective November 1, 2000. The investment management fee percentages for each of these funds are calculated as if those new fee schedules had been in effect for all of 1999. The investment management fee percentages for all other funds reflect the investment management fees that were actually payable for 1999.

   ** Small Cap Equity was formerly "Small Cap Value", Global Balanced was formerly "International Balanced" and Active Bond was formerly "Sovereign Bond".

         "CORE /SM"/ IS A SERVICE MARK OF GOLDMAN, SACHS & CO.

 WHAT OTHER CHARGES COULD JOHN HANCOCK IMPOSE IN THE FUTURE?

  Except for the DAC tax charge, we currently make no charge for our Federal income taxes. However, if we incur, or expect to incur, additional income taxes attributable to any subaccount of the Account or this class of policies in future years, we reserve the right to make a charge for such taxes. Any such charge would reduce what you earn on any affected investment options. However, we expect that no such charge will be necessary.

  We also reserve the right to increase the premium tax charge and the DAC tax charge in order to correspond, respectively, with changes in the state premium tax levels and with changes in the Federal income tax treatment of the deferred acquisition costs for this type of policy.

  Under current laws, we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, we may make charges for such taxes.

 HOW CAN I CHANGE MY POLICY'S INVESTMENT ALLOCATIONS?

Future premium payments

  At any time, you may change the investment options in which future premium payments will be invested. You make the original allocation in the application for the policy. The percentages you select must be in whole numbers and must total 100%.

Transfers of existing account value

  You may also transfer your existing account value from one investment option to another. To do so, you must tell us how much to transfer, either as a whole number percentage or as a specific dollar amount.

  Under our current rules, you can make transfers out of any variable investment option anytime you wish. However, transfers out of the fixed investment option are currently subject to the following restrictions:

 . You can only make such a transfer once a year and only during the 31 day period following your policy anniversary.

 . We must receive the request for such a transfer during the period beginning 60 days prior to the policy anniversary and ending 30 days after it.

 . The most you can transfer at any one time is the greater of $500 or 25% of the assets in your fixed investment option.

  We reserve the right to impose a minimum amount limit on transfers out of the fixed investment option.

Limitation on number of investment options

  Whether through the allocation of premium or through the transfer of existing account value, you can never be invested in more than ten investment options at any one time.

Dollar cost averaging

  This is a program of automatic monthly transfers out of the Money Market investment option into one or more of the other variable investment options. You choose the investment options and the dollar amount and timing of the transfers. The program is designed to reduce the risks that result from market fluctuations. It does this by spreading out the allocation of your money to investment options over a longer period of time. This allows you to reduce the risk of investing most of your money at a time when market prices are high. Obviously, the success of this strategy depends on market trends and is not guaranteed.

 HOW CAN I ACCESS MY INVESTMENT IN THE POLICY?

Full surrender

  You may surrender your policy in full at any time. If you do, we will pay you the account value, less any policy loans and less any CDSC and administrative surrender charge that then applies. This is called your "surrender value." You must return your policy when you request a full surrender.

Partial withdrawals of Excess Value

  Under our current administrative rules, you may make a partial withdrawal of your policy's Excess Value, if any, at any time after the first policy year (see "Excess Value and its components" on page 6). Each partial withdrawal must be at least $1,000. There is a $20 charge for each partial withdrawal. We will automatically reduce the account value of your policy by the amount of the withdrawal and the related charge. Each investment option will be reduced in the same proportion as the account value is then allocated among them.

Policy loans

  You may borrow from your policy at any time after it has been in effect for 1 year by completing a form satisfactory to us or, if the telephone transaction authorization form has been completed, by telephone. The maximum amount you can borrow is equal to 100% of that portion of your surrender value that is attributable to the fixed investment option plus one of the following:

     . In policy years 2 and 3 - - 75% of that portion of your surrender value that is attributable to the variable investment options

     . In all later policy years - - 90% of that portion of your surrender value that is attributable to the variable investment options

  The minimum amount of each loan is $300, unless the loan is used to pay premiums. The interest charged on any loan is an effective annual rate of 5.0%. Accrued interest will be added to the loan daily and will bear interest at the same rate as the original loan amount. The amount of the loan is deducted from the investment options in the same proportion as the account value is then allocated among them and is placed in a special loan account. This special loan account will earn interest at an effective annual rate of 5.0% for the first 20 policy years and 4.5% thereafter. However, if we determine that a loan will be treated as a taxable distribution because of the differential between the loan interest rate and the rate being credited on the special loan account, we reserve the right to decrease the rate credited on the special loan account to a rate that would, in our reasonable judgement, result in the transaction being treated as a loan under Federal tax law.

  You can repay all or part of a loan at any time. Each repayment will be allocated among the investment options as follows:

     . The same proportionate part of the loan as was borrowed from the fixed investment option will be repaid to the fixed investment option.

     . The remainder of the repayment will be allocated among the investment options in the same way a new premium payment would be allocated.

  If you want a payment to be used as a loan repayment, you must include instructions to that effect. Otherwise, all payments will be assumed to be premium payments.

 HOW MUCH WILL JOHN HANCOCK PAY WHEN THE INSURED PERSON DIES?

  In your application for the policy, you will tell us how much life insurance coverage you want on the life of the insured person. This is called your "Guaranteed Death Benefit". In the policy, this may also be referred to as the "Sum Insured."

  When the insured person dies, we will pay the death benefit minus any outstanding loans. There are 3 ways of calculating the death benefit. You choose which one you want in the application. The three death benefit options are:

     . Option 1 - The death benefit will equal the greater of (1) the Guaranteed Death Benefit or (2) the minimum insurance amount under the "guideline premium and cash value corridor test" (as described below).

     . Option 2 - The death benefit will equal the greater of (1) the Guaranteed Death Benefit plus your policy's Excess Value (if any) on the date of death, or (2) the minimum insurance amount under the "guideline premium and cash value corridor test".

     . Option 3 - The death benefit will equal the greater of (1) the Guaranteed Death Benefit or (2) the minimum insurance amount under the "cash value accumulation test" (as described below).

  If neither Option 1 nor Option 2 meets your objectives, you may elect Option
3. If you elect Option 3 and your policy is issued in New York, we will issue a special Option 3 endorsement to your policy. If your policy is issued in New York and the insured person is les than age 20 at the tiem of application for the policy, Option 3 will automatically apply and teh remain applicable for the life of the policy.

  For the same premium payments, the death benefit under Option 2 will tend to be higher than the death benefit under Options 1 or 3. On the other hand, the monthly insurance charge will be higher under Option 2 to compensate us for the additional insurance risk. Because of that, the account value will tend to be higher under Options 1 or 3 than under Option 2 for the same premium payments.

The minimum insurance amount

  In order for a policy to qualify as life insurance under Federal tax law, there has to be a minimum amount of insurance in relation to account value. There are two tests that can be applied under Federal tax law. Death benefit Options 1 and 2 use the "guideline premium and cash value corridor test" while Option 3 uses the "cash value accumulation test." For Options 1 and 2, we compute the minimum insurance amount each business day by multiplying the account value on that date by the so-called "corridor factor" applicable on that date. The corridor factors are derived by applying the "guideline premium and cash value corridor test." The corridor factor starts out at 2.50 for ages at or below 40 and decreases as attained age increases, reaching a low of 1.0 at age
95. A table showing the factor for each age will appear in the policy. For Option 3, we compute the minimum insurance amount each business day by multiplying the account value on that date by the so-called "death benefit factor" applicable on that date. The death benefit factors are derived by applying the "cash value accumulation test." The death benefit factor decreases as attained age increases. A table showing the factor for each age will appear in the policy.

 HOW CAN I CHANGE MY POLICY'S INSURANCE COVERAGE?

Change of Sum Insured

  You may request a decrease in your Sum Insured at any time, subject to our administrative rules in effect at the time. If approved, any such decrease will be effective on the monthly processing date next following our receipt of the request. A pro-rata portion of any contingent deferred sales charge will be deducted from your account value as a result of any such decrease.

  You may request an increase in your Sum Insured at any time, subject to our administrative rules in effect at the time. We will require evidence that the insured person still meets our requirements for issuing coverage. This is because such a change increases our insurance risk exposure.

Change of death benefit option

  You may request to change your coverage from death benefit Option 1 to Option 2 or vice-versa. If you request a change from Option 1 to Option 2, we will require evidence that the insured person still meets our requirements for issuing coverage. This is because such a change increases our insurance risk exposure. If you have chosen death benefit Option 3, you can never change to either Option 1 or Option 2.

Partial surrenders

  You may partially surrender your policy upon submission of a written request satisfactory to us in accordance with our rules. Currently, the policy after partial surrender must have a Guaranteed Death Benefit at least as large as the minimum amount for which we would issue a policy on the life of the insured person. The Required Premium for the policy will be adjusted to prospectively reflect the new Guaranteed Death Benefit. A pro-rata portion of the account value will be paid to you and a pro-rata portion of any contingent deferred sales charge and any administrative surrender charge will be deducted. Possible alternatives to the partial surrender of the policy would be withdrawal of some or all of your Excess Value or taking a policy loan.

Tax consequences

  Please read "Tax considerations" starting on page 36 to learn about possible tax consequences of changing your insurance coverage under the policy.

 CAN I CANCEL MY POLICY AFTER IT'S ISSUED?

  You have the right to cancel your policy within the latest of the following periods:

     . 10 days after you receive it (this period may be longer in some states);

     . 10 days after mailing by John Hancock of the Notice of Withdrawal
       Right; or

     . 45 days after the date Part A of the application has been completed.

  This is often referred to as the "free look" period. To cancel your policy, simply deliver or mail the policy to us at one of the addresses shown on page 1, or to the John Hancock representative who delivered the policy to you. Coverage will be cancelled immediately as of the date of such mailing or delivery.

  In most states, you will receive a refund of any premiums you've paid. In some states, the refund will be your account value on the date of cancellation plus all charges deducted by John Hancock or the Trust prior to that date. The date of cancellation will be the date of such mailing or delivery.

 CAN I CHOOSE THE FORM IN WHICH JOHN HANCOCK PAYS OUT POLICY PROCEEDS?

Choosing a payment option

  You may choose to receive proceeds from the policy as a single sum. This includes proceeds that become payable because of death or full surrender. Alternatively, you can elect to have proceeds of $1,000 or more applied to any of a number of other payment options, including the following:

     . Option 1 - Proceeds left with us to accumulate with interest

     . Option 2A - Equal monthly payments of a specified amount until all proceeds are paid out

     . Option 2B - Equal monthly payments for a specified period of time

     . Option 3 - Equal monthly payments for life, but with payments guaranteed for a specific number of years

     . Option 4 - Equal monthly payments for life with no refund

     . Option 5 - Equal monthly payments for life with a refund if all of the proceeds haven't been paid out

  You cannot choose an option if the monthly payments under the option would be less than $50. We will issue a supplementary agreement when the proceeds are applied to any alternative payment option. That agreement will spell out the terms of the option in full. We will credit interest on each of the above options. For Options 1 and 2A, the interest will be at least an effective annual rate of 3 1/2%.

Changing a payment option

  You can change the payment option at any time before the proceeds are payable. If you haven't made a choice, the payee of the proceeds has a prescribed period in which he or she can make that choice.

Tax impact

  There may be tax consequences to you or your beneficiary depending upon which payment option is chosen. You should consult with a qualified tax adviser before making that choice.

 TO WHAT EXTENT CAN JOHN HANCOCK VARY THE TERMS AND CONDITIONS OF ITS POLICIES IN PARTICULAR CASES?

  Listed below are some variations we can make in the terms of our policies. Any variation will be made only in accordance with uniform rules that we apply fairly to all of our customers.

State law insurance requirements

  Insurance laws and regulations apply to John Hancock in every state in which its policies are sold. As a result, various terms and conditions of your insurance coverage may vary from the terms and conditions described in this prospectus, depending upon where you reside. These variations will be reflected in your policy or in endorsements attached to your policy.

Variations in expenses or risks

  We may vary the charges and other terms of our policies where special circumstances result in sales or administrative expenses, mortality risks or other risks that are different from those normally associated with the policies. These include the type of variations discussed under "Reduced charges for eligible classes" on page 35. No variation in any charge will exceed any maximum stated in this prospectus with respect to that charge.

 HOW WILL MY POLICY BE TREATED FOR INCOME TAX PURPOSES?

  Generally, death benefits paid under policies such as yours are not subject to income tax. Earnings on your account value are not subject to income tax as long as we don't pay them out to you. If we do pay out any amount of your account value upon surrender or partial withdrawal, all or part of that distribution should generally be treated as a return of the premiums you've paid and should not be subject to income tax. Amounts you borrow are generally not taxable to you.

  However, some of the tax rules change if your policy is found to be a "modified endowment contract." This can happen if you've paid more than a certain amount of premiums that is prescribed by the tax laws. Additional taxes and penalties may be payable for policy distributions of any kind.

  For further information about the tax consequences of owning a policy, please read "Tax considerations" beginning on page 36.

 HOW DO I COMMUNICATE WITH JOHN HANCOCK?

General Rules

  You should mail or express all checks and money orders for premium payments and loan repayments to the John Hancock Life Servicing Office at the appropriate address shown on page 1.

  Certain requests must be made in writing and be signed and dated by you, except as discussed below under "Telephone Transactions.". They include the following:

     . loans, surrenders (including partial surrenders) or partial withdrawals

     . transfers of account value among investment options

     . change of allocation among investment options for new premium payments

     . change of death benefit option

     . change of beneficiary

     . election of payment option for policy proceeds

     . tax withholding elections

     . election of telephone transaction privilege

 You should mail or express these requests to the John Hancock Life Servicing Office at the appropriate address shown on page 1. You should also send notice of the insured person's death and related documentation to the John Hancock Life Servicing Office. We don't consider that we've "received" any communication until such time as it has arrived at the proper place and in the proper and complete form.

  We have special forms that should be used for a number of the requests mentioned above. You can obtain these forms from the John Hancock Life Servicing Office or your John Hancock representative. Each communication to us must include your name, your policy number and the name of the insured person. We cannot process any request that doesn't include this required information. Any communication that arrives after the close of our business day, or on a day that is not a business day, will be considered "received" by us on the next following business day.

Our business day currently closes at 4:00 p.m. Eastern Standard Time, but special circumstances (such as suspension of trading on a major exchange) may dictate an earlier closing time.

Telephone Transactions

  If you complete a special authorization form, you can request loans, transfers among investment options and changes of allocation among investment options simply by telephoning us at 1-800-732-5543 or by faxing us at 1-617-886-3048. Any fax request should include your name, daytime telephone number, policy number and, in the case of transfers and changes of allocation, the names of the investment options involved. We will honor telephone instructions from anyone who provides the correct identifying information, so there is a risk of loss to you if this service is used by an unauthorized person. However, you will receive written confirmation of all telephone transactions. There is also a risk that you will be unable to place your request due to equipment malfunction or heavy phone line usage. If this occurs, you should submit your request in writing.

  The policies are not designed for professional market timing organizations or other persons or entities that use programmed or frequent transfers among investment options. For reasons such as that, we reserve the right to change our telephone transaction policies or procedures at any time. We also reserve the right to suspend or terminate the privilege altogether.

       ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES, SURRENDER VALUES AND
                              ACCUMULATED PREMIUMS

  The following tables illustrate the changes in death benefit, account value and surrender value of the policy under certain hypothetical circumstances that we assume solely for this purpose. Each table separately illustrates the operation of a policy for a specified issue age, premium payment schedule and Guaranteed Death Benefit. The amounts shown are for the end of each policy year and assume that all of the account value is invested in funds that achieve investment returns at constant annual rates of 0%, 6% and 12% (i.e., before any fees or expenses deducted from Trust assets). After the deduction of average fees and expenses at the Trust level (as described below) the corresponding net annual rates of return would be -0.74%, 5.22% and 11.17%. Investment return reflects investment income and all realized and unrealized capital gains and losses. The tables assume annual Required Premiums that are paid at the beginning of each policy year for an insured person who is a 35 year old male standard non-smoker underwriting risk when the policy is issued.

  Tables are provided for each of the three death benefit options. The tables headed "Current Charges" assume that the current rates for all charges deducted by John Hancock will apply in each year illustrated, including the reduction in the monthly insurance charge after the ninth policy year and the waiver after the tenth policy year of the sales charge deducted from premiums. The tables headed "Maximum Charges" are the same, except that the maximum permitted rates for all years are used for all charges. The tables do not reflect any charge that we reserve the right to make but are not currently making.

  With respect to fees and expenses deducted from Trust assets, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of .66%, and (2) an assumed average asset charge for all other Trust operating expenses equivalent to an effective annual rate of .08%. These rates are the arithmetic average for all funds of the Trust. In other words, they are based on the hypothetical assumption that policy account values are allocated equally among the variable investment options. The actual rates associated with any policy will vary depending upon the actual allocation of policy values among the investment options. The charge shown above for all other Trust operating expenses reflects reimbursements to certain funds as described in the footnote to the table on page 13. We currently expect those reimbursement arrangements to continue indefinitely, but that is not guaranteed.

  The second column of each table shows the amount you would have at the end of each policy year if an amount equal to the assumed Required Premiums were invested to earn interest, after taxes, at 5% compounded annually. This is not a policy value. It is included for comparison purposes only.

  Because your circumstances will no doubt differ from those in the illustrations that follow, values under your policy will differ, in most cases substantially. Upon request, we will furnish you with a comparable illustration reflecting your proposed insured person's issue age, sex and underwriting risk classification, and the Guaranteed Death Benefit and annual Required Premium amount requested.

DEATH BENEFIT OPTION 1: LEVEL DEATH BENEFIT ILLUSTRATION ASSUMES CURRENT CHARGES

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT): $100,000 $900 BASE POLICY PREMIUM (1)


                Death Benefit(3)                Account Value(3)                        Surrender Value(3)
           ----------------------------- -----------------------------                -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross     Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------  -----------------------------
 Year     Per Year(2)    0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  -------- ---------  --------  --------  -----------
   1            945      100,000   100,000    100,000      323        356       390        0          0           0
   2          1,937      100,000   100,000    100,000      873        968     1,066      303        398         496
   3          2,979      100,000   100,000    100,000    1,407      1,597     1,804      702        892       1,099
   4          4,073      100,000   100,000    100,000    1,922      2,244     2,608    1,082      1,404       1,768
   5          5,222      100,000   100,000    100,000    2,418      2,908     3,484    1,743      2,233       2,809
   6          6,428      100,000   100,000    100,000    2,894      3,590     4,439    2,084      2,780       3,629
   7          7,694      100,000   100,000    100,000    3,348      4,288     5,479    2,538      3,478       4,669
   8          9,024      100,000   100,000    100,000    3,779      5,001     6,614    3,059      4,281       5,894
   9         10,420      100,000   100,000    100,000    4,186      5,728     7,849    3,556      5,098       7,219
  10         11,886      100,000   100,000    100,000    4,579      6,485     9,218    4,039      5,945       8,678
  11         13,425      100,000   100,000    100,000    4,992      7,306    10,768    4,542      6,856      10,318
  12         15,042      100,000   100,000    100,000    5,380      8,149    12,468    5,065      7,834      12,153
  13         16,739      100,000   100,000    100,000    5,742      9,012    14,337    5,562      8,832      14,157
  14         18,521      100,000   100,000    100,000    6,078      9,897    16,392    6,078      9,897      16,392
  15         20,392      100,000   100,000    100,000    6,384     10,802    18,654    6,384     10,802      18,654
  16         22,356      100,000   100,000    100,000    6,660     11,728    21,147    6,660     11,728      21,147
  17         24,419      100,000   100,000    100,000    6,896     12,667    23,889    6,896     12,667      23,889
  18         26,585      100,000   100,000    100,000    7,086     13,615    26,907    7,086     13,615      26,907
  19         28,859      100,000   100,000    100,000    7,226     14,568    30,232    7,226     14,568      30,232
  20         31,247      100,000   100,000    100,000    7,309     15,520    33,898    7,309     15,520      33,898
  25         45,102      100,000   100,000    100,000    6,640     20,118    59,009    6,640     20,118      59,009
  30         62,785      100,000   100,000    122,366    3,252     23,727   101,971    3,252     23,727     101,971
  35         85,353      100,000   100,000    198,900        0     24,289   172,956        0     24,289     172,956
  40        142,301      100,000   100,000    304,008        0     35,428   289,532        0     35,428     289,532
  45        214,983      100,000   100,000    508,011        0     30,476   483,820        0     30,476     483,820




---------
(1) Assumes annual premium payments of $900 per year until the premium recalculation at age 70 and annual recalculated premium amounts thereafter. If premiums are paid more frequently than annually, the above values shown would be affected.
(2) Assumes payment of recalculated annual premium amounts of $5,751 after age
  70. As indicated in note (3) below, the actual recalculated premium may be lower or higher than this amount.
(3) Assumes payment of recalculated premiums after age 70 in annual amounts of $8,404 at 0%, $5,751 at 6% and $0 at 12%, subject to any maximums required to maintain the Policy's status for federal income tax purposes.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

DEATH BENEFIT OPTION 1: LEVEL DEATH BENEFIT ILLUSTRATION ASSUMES MAXIMUM CHARGES

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT): $100,000 $900 BASE POLICY PREMIUM (1)


                               Death Benefit(3)               Account Value(3)             Surrender Value(3)
                         ----------------------------- -----------------------------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  ----------------------------- -----------------------------  -----------------------------
 Year     Per Year(2)    0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  ---------  --------  --------  -----------
   1            945      100,000   100,000    100,000      276        307       339        0          0           0
   2          1,937      100,000   100,000    100,000      779        867       959        9         97         189
   3          2,979      100,000   100,000    100,000    1,265      1,442     1,635      360        537         730
   4          4,073      100,000   100,000    100,000    1,734      2,033     2,370      694        993       1,330
   5          5,222      100,000   100,000    100,000    2,184      2,638     3,169    1,009      1,463       1,994
   6          6,428      100,000   100,000    100,000    2,615      3,257     4,040    1,305      1,947       2,730
   7          7,694      100,000   100,000    100,000    3,025      3,889     4,987    1,815      2,679       3,777
   8          9,024      100,000   100,000    100,000    3,412      4,534     6,017    2,292      3,414       4,897
   9         10,420      100,000   100,000    100,000    3,775      5,189     7,138    2,845      4,259       6,208
  10         11,886      100,000   100,000    100,000    4,123      5,869     8,377    3,583      5,329       7,837
  11         13,425      100,000   100,000    100,000    4,445      6,560     9,730    3,995      6,110       9,280
  12         15,042      100,000   100,000    100,000    4,739      7,261    11,208    4,424      6,946      10,893
  13         16,739      100,000   100,000    100,000    5,004      7,972    12,826    4,824      7,792      12,646
  14         18,521      100,000   100,000    100,000    5,239      8,692    14,598    5,239      8,692      14,598
  15         20,392      100,000   100,000    100,000    5,440      9,419    16,540    5,440      9,419      16,540
  16         22,356      100,000   100,000    100,000    5,606     10,151    18,671    5,606     10,151      18,671
  17         24,419      100,000   100,000    100,000    5,730     10,883    21,008    5,730     10,883      21,008
  18         26,585      100,000   100,000    100,000    5,805     11,610    23,571    5,805     11,610      23,571
  19         28,859      100,000   100,000    100,000    5,829     12,327    26,386    5,829     12,327      26,386
  20         31,247      100,000   100,000    100,000    5,790     13,025    29,478    5,790     13,025      29,478
  25         45,102      100,000   100,000    100,000    4,439     16,014    50,426    4,439     16,014      50,426
  30         62,785      100,000   100,000    103,320      126     17,148    86,100      126     17,148      86,100
  35         85,353      100,000   100,000    167,993        0     13,527   146,081        0     13,527     146,081
  40        149,124      100,000   100,000    256,441        0     19,022   244,229        0     19,022     244,229
  45        230,514      100,000   100,000    428,347        0          0   407,950        0          0     407,950


---------
(1) Assumes annual premium payments of $900 per year until the premium recalculation at age 70 and annual recalculated premium amounts thereafter. If premiums are paid more frequently than annually, the above values shown would be affected.
(2) Assumes payment of recalculated annual premium amounts of $6,927 after age
  70. As indicated in note (3) below, the actual recalculated premium may be lower or higher than this amount.
(3) Assumes payment of recalculated premiums after age 70 in annual amounts of $8,404 at 0%, $6,927 at 6% and $0 at 12%, subject to any maximums required to maintain the Policy's status for federal income tax purposes.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

DEATH BENEFIT OPTION 2: VARIABLE DEATH BENEFIT ILLUSTRATION ASSUMES CURRENT CHARGES

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT): $100,000 $900 BASE POLICY PREMIUM (1)


                               Death Benefit(3)               Account Value(3)             Surrender Value(3)
                         ----------------------------- -----------------------------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming HypotheticalGross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Returnof:   Annual Investment Return of:
Policy   At 5% Interest  ----------------------------- -----------------------------  -----------------------------
 Year     Per Year(2)    0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  -------- ---------  --------  --------  -----------
   1            945      100,000   100,000    100,000      323        356       390        0          0           0
   2          1,937      100,000   100,000    100,000      873        968     1,066      303        398         496
   3          2,979      100,000   100,000    100,000    1,407      1,597     1,804      702        892       1,099
   4          4,073      100,000   100,000    100,000    1,922      2,244     2,608    1,082      1,404       1,768
   5          5,222      100,000   100,000    100,000    2,418      2,908     3,484    1,743      2,233       2,809
   6          6,428      100,000   100,000    100,000    2,894      3,590     4,439    2,084      2,780       3,629
   7          7,694      100,000   100,000    100,000    3,348      4,288     5,479    2,538      3,478       4,669
   8          9,024      100,000   100,000    100,000    3,779      5,001     6,614    3,059      4,281       5,894
   9         10,420      100,000   100,000    100,000    4,186      5,728     7,849    3,556      5,098       7,219
  10         11,886      100,000   100,000    100,000    4,579      6,485     9,218    4,039      5,945       8,678
  11         13,425      100,000   100,000    100,000    4,992      7,306    10,768    4,542      6,856      10,318
  12         15,042      100,000   100,000    100,000    5,380      8,149    12,468    5,065      7,834      12,153
  13         16,739      100,000   100,000    100,000    5,742      9,012    14,337    5,562      8,832      14,157
  14         18,521      100,000   100,000    100,000    6,078      9,897    16,392    6,078      9,897      16,392
  15         20,392      100,000   100,000    100,000    6,384     10,802    18,654    6,384     10,802      18,654
  16         22,356      100,000   100,000    100,280    6,660     11,728    21,147    6,660     11,728      21,147
  17         24,419      100,000   100,000    101,402    6,896     12,667    23,887    6,896     12,667      23,887
  18         26,585      100,000   100,000    102,758    7,086     13,615    26,895    7,086     13,615      26,895
  19         28,859      100,000   100,000    104,377    7,226     14,568    30,198    7,226     14,568      30,198
  20         31,247      100,000   100,000    106,292    7,309     15,520    33,825    7,309     15,520      33,825
  25         45,102      100,000   100,000    121,637    6,640     20,118    58,136    6,640     20,118      58,136
  30         62,785      100,000   100,000    151,542    3,252     23,727    97,491    3,252     23,727      97,491
  35         85,353      100,000   100,000    206,073        0     24,289   161,502        0     24,289     161,502
  40        142,301      100,000   100,911    295,720        0     34,916   268,776        0     34,916     268,776
  45        214,983      100,000   100,000    469,481        0     29,512   447,125        0     29,512     447,125



---------
(1) Assumes annual premium payments of $900 per year until the premium recalculation at age 70 and annual recalculated premium amounts thereafter. If premiums are paid more frequently than annually, the above values shown would be affected.
(2) Assumes payment of recalculated annual premium amounts of $5,751 after age
  70. As indicated in note (3) below, the actual recalculated premium may be lower or higher than this amount.
(3) Assumes payment of recalculated premiums after age 70 in annual amounts of $8,404 at 0%, $5,751 at 6% and $0 at 12%, subject to any maximum required to maintain the Policy's status for federal income tax purposes.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

DEATH BENEFIT OPTION 2: VARIABLE DEATH BENEFIT ILLUSTRATION ASSUMES MAXIMUM CHARGES

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT): $100,000 $900 BASE POLICY PREMIUM (1)


                               Death Benefit(3)               Account Value(3)             Surrender Value(3)
                         ----------------------------- -----------------------------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  ----------------------------- -----------------------------  -----------------------------
 Year     Per Year(2)    0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  -------- ---------  --------  --------  -----------
   1            945      100,000   100,000    100,000      276        307       339        0          0           0
   2          1,937      100,000   100,000    100,000      779        867       959        9         97         189
   3          2,979      100,000   100,000    100,000    1,265      1,442     1,635      360        537         730
   4          4,073      100,000   100,000    100,000    1,734      2,033     2,370      694        993       1,330
   5          5,222      100,000   100,000    100,000    2,184      2,638     3,169    1,009      1,463       1,994
   6          6,428      100,000   100,000    100,000    2,615      3,257     4,040    1,305      1,947       2,730
   7          7,694      100,000   100,000    100,000    3,025      3,889     4,987    1,815      2,679       3,777
   8          9,024      100,000   100,000    100,000    3,412      4,534     6,017    2,292      3,414       4,897
   9         10,420      100,000   100,000    100,000    3,775      5,189     7,138    2,845      4,259       6,208
  10         11,886      100,000   100,000    100,000    4,123      5,869     8,377    3,583      5,329       7,837
  11         13,425      100,000   100,000    100,000    4,445      6,560     9,730    3,995      6,110       9,280
  12         15,042      100,000   100,000    100,000    4,739      7,261    11,208    4,424      6,946      10,893
  13         16,739      100,000   100,000    100,000    5,004      7,972    12,826    4,824      7,792      12,646
  14         18,521      100,000   100,000    100,000    5,239      8,692    14,598    5,239      8,692      14,598
  15         20,392      100,000   100,000    100,000    5,440      9,419    16,540    5,440      9,419      16,540
  16         22,356      100,000   100,000    100,000    5,606     10,151    18,671    5,606     10,151      18,671
  17         24,419      100,000   100,000    100,000    5,730     10,883    21,008    5,730     10,883      21,008
  18         26,585      100,000   100,000    100,000    5,805     11,610    23,571    5,805     11,610      23,571
  19         28,859      100,000   100,000    100,565    5,829     12,327    26,386    5,829     12,327      26,386
  20         31,247      100,000   100,000    101,938    5,790     13,025    29,472    5,790     13,025      29,472
  25         45,102      100,000   100,000    113,512    4,439     16,014    50,012    4,439     16,014      50,012
  30         62,785      100,000   100,000    136,978      126     17,148    82,927      126     17,148      82,927
  35         85,353      100,000   100,000    180,553        0     13,527   135,982        0     13,527     135,982
  40        149,124      100,000   100,000    251,492        0     18,765   224,549        0     18,765     224,549
  45        230,514      100,000   100,000    392,276        0          0   371,478        0          0     371,478




---------
(1) Assumes annual premium payments of $900 per year until the premium recalculation at age 70 and annual recalculated premium amounts thereafter. If premiums are paid more frequently than annually, the above values shown would be affected.
(2) Assumes payment of recalculated annual premium amounts of $6,927 after age
  70. As indicated in note (3) below, the actual recalculated premium may be lower or higher than this amount.
(3) Assumes payment of recalculated premiums after age 70 in annual amounts of $8,404 at 0%, $6,927 at 6% and $0 at 12%, subject to any maximums required to maintain the Policy's status for federal income tax purposes.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

DEATH BENEFIT OPTION 3: LEVEL DEATH BENEFIT WITH GREATER FUNDING ILLUSTRATION ASSUMES CURRENT CHARGES

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT): $100,000 $900 BASE POLICY PREMIUM (1)


                               Death Benefit(3)               Account Value(3)             Surrender Value(3)
                         ----------------------------- -----------------------------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming HypotheticalGross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  ----------------------------- -----------------------------  -----------------------------
 Year     Per Year(2)    0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  -------- ---------  --------  --------  -----------
   1            945      100,000   100,000    100,000       323       356       390         0         0           0
   2          1,937      100,000   100,000    100,000       873       968     1,066       303       398         496
   3          2,979      100,000   100,000    100,000     1,407     1,597     1,804       702       892       1,099
   4          4,073      100,000   100,000    100,000     1,922     2,244     2,608     1,082     1,404       1,768
   5          5,222      100,000   100,000    100,000     2,418     2,908     3,484     1,743     2,233       2,809
   6          6,428      100,000   100,000    100,000     2,894     3,590     4,439     2,084     2,780       3,629
   7          7,694      100,000   100,000    100,000     3,348     4,288     5,479     2,538     3,478       4,669
   8          9,024      100,000   100,000    100,000     3,779     5,001     6,614     3,059     4,281       5,894
   9         10,420      100,000   100,000    100,000     4,186     5,728     7,849     3,556     5,098       7,219
  10         11,886      100,000   100,000    100,000     4,579     6,485     9,218     4,039     5,945       8,678
  11         13,425      100,000   100,000    100,000     4,992     7,306    10,768     4,542     6,856      10,318
  12         15,042      100,000   100,000    100,000     5,380     8,149    12,468     5,065     7,834      12,153
  13         16,739      100,000   100,000    100,000     5,742     9,012    14,337     5,562     8,832      14,157
  14         18,521      100,000   100,000    100,000     6,078     9,897    16,392     6,078     9,897      16,392
  15         20,392      100,000   100,000    100,000     6,384    10,802    18,654     6,384    10,802      18,654
  16         22,356      100,000   100,000    100,000     6,660    11,728    21,147     6,660    11,728      21,147
  17         24,419      100,000   100,000    100,000     6,896    12,667    23,889     6,896    12,667      23,889
  18         26,585      100,000   100,000    100,000     7,086    13,615    26,907     7,086    13,615      26,907
  19         28,859      100,000   100,000    100,000     7,226    14,568    30,232     7,226    14,568      30,232
  20         31,247      100,000   100,000    100,000     7,309    15,520    33,898     7,309    15,520      33,898
  25         45,102      100,000   100,000    114,303     6,640    20,118    58,825     6,640    20,118      58,825
  30         62,785      100,000   100,000    166,844     3,252    23,727    98,028     3,252    23,727      98,028
  35         85,353      100,000   100,000    238,706         0    24,289   157,707         0    24,289     157,707
  40        142,301      100,000   100,000    338,022    16,304    35,428   246,947    16,304    35,428     246,947
  45        214,983      100,000   100,000    476,857    31,158    51,043   377,679    31,158    51,043     377,679



---------
(1) Assumes annual premium payments of $900 per year until the premium recalculation at age 70 and annual recalculated premium amounts thereafter. If premiums are paid more frequently than annually, the above values shown would be affected.
(2) Assumes payment of recalculated annual premium amounts of $5,751 after age
  70. As indicated in note (3) below, the actual recalculated premium may be lower or higher than this amount.
(3) Assumes payment of recalculated premiums after age 70 in annual amounts of $8,404 at 0%, $5,751 at 6% and $0 at 12%.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

DEATH BENEFIT OPTION 3: LEVEL DEATH BENEFIT WITH GREATER FUNDING ILLUSTRATION ASSUMES MAXIMUM CHARGES

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT): $100,000 $900 BASE POLICY PREMIUM (1)


                               Death Benefit(3)               Account Value(3)             Surrender Value(3)
                         ----------------------------- -----------------------------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  ----------------------------- -----------------------------  -----------------------------
 Year     Per Year(2)    0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  -------- ---------  --------  --------  -----------
   1            945      100,000   100,000    100,000       276       307       339         0         0           0
   2          1,937      100,000   100,000    100,000       779       867       959         9        97         189
   3          2,979      100,000   100,000    100,000     1,265     1,442     1,635       360       537         730
   4          4,073      100,000   100,000    100,000     1,734     2,033     2,370       694       993       1,330
   5          5,222      100,000   100,000    100,000     2,184     2,638     3,169     1,009     1,463       1,994
   6          6,428      100,000   100,000    100,000     2,615     3,257     4,040     1,305     1,947       2,730
   7          7,694      100,000   100,000    100,000     3,025     3,889     4,987     1,815     2,679       3,777
   8          9,024      100,000   100,000    100,000     3,412     4,534     6,017     2,292     3,414       4,897
   9         10,420      100,000   100,000    100,000     3,775     5,189     7,138     2,845     4,259       6,208
  10         11,886      100,000   100,000    100,000     4,123     5,869     8,377     3,583     5,329       7,837
  11         13,425      100,000   100,000    100,000     4,445     6,560     9,730     3,995     6,110       9,280
  12         15,042      100,000   100,000    100,000     4,739     7,261    11,208     4,424     6,946      10,893
  13         16,739      100,000   100,000    100,000     5,004     7,972    12,826     4,824     7,792      12,646
  14         18,521      100,000   100,000    100,000     5,239     8,692    14,598     5,239     8,692      14,598
  15         20,392      100,000   100,000    100,000     5,440     9,419    16,540     5,440     9,419      16,540
  16         22,356      100,000   100,000    100,000     5,606    10,151    18,671     5,606    10,151      18,671
  17         24,419      100,000   100,000    100,000     5,730    10,883    21,008     5,730    10,883      21,008
  18         26,585      100,000   100,000    100,000     5,805    11,610    23,571     5,805    11,610      23,571
  19         28,859      100,000   100,000    100,000     5,829    12,327    26,386     5,829    12,327      26,386
  20         31,247      100,000   100,000    100,000     5,790    13,025    29,478     5,790    13,025      29,478
  25         45,102      100,000   100,000    100,000     4,439    16,014    50,425     4,439    16,014      50,425
  30         62,785      100,000   100,000    142,797       126    17,148    83,900       126    17,148      83,900
  35         85,353      100,000   100,000    203,697         0    13,527   134,578         0    13,527     134,578
  40        149,124      100,000   100,000    286,288     6,813    26,653   209,152     6,813    26,653     209,152
  45        230,514      100,000   100,000    400,045    12,153    44,566   316,843    12,153    44,566     316,843




---------
(1) Assumes annual premium payments of $900 per year until the premium recalculation at age 70 and annual recalculated premium amounts thereafter. If premiums are paid more frequently than annually, the above values shown would be affected.
(2) Assumes payment of recalculated annual premium amounts of $6,927 after age
  70. As indicated in note (3) below, the actual recalculated premium may be lower or higher than this amount.
(3) Assumes payment of recalculated premiums after age 70 in annual amounts of $8,404 at 0%, $6,927 at 6% and $0 at 12%.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                              ADDITIONAL INFORMATION

  This section of the prospectus provides additional detailed information that is not contained in the Basic Information section on pages 3 through 21.


CONTENTS OF THIS SECTION                                    BEGINNING ON PAGE
------------------------                                    -----------------
Description of John Hancock .................                      30
How we support the policy and investment options                   30
Procedures for issuance of a policy.........                       31
Commencement of investment performance......                       32
How we process certain policy transactions..                       32
Effects of policy loans.....................                       34
How we calculate "basic policy value".......                       34
Additional information about how certain policy charges            34
work........................................
How we market the policies..................                       35
Tax considerations..........................                       36
Reports that you will receive...............                       38
Voting privileges that you will have........                       38
Changes that John Hancock can make as to your policy               39
Adjustments we make to death benefits.......                       39
When we pay policy proceeds.................                       40
Other details about exercising rights and paying benefits          40
Legal matters...............................                       40
Registration statement filed with the SEC...                       41
Accounting and actuarial experts............                       41
Financial statements of John Hancock and the Account               41
List of Directors and Executive Officers of John Hancock           42

 DESCRIPTION OF JOHN HANCOCK

  We are John Hancock Life Insurance Company, a Massachusetts stock life insuarnce company. On February 1, 2000, John Hancock Mutual Life Insurance Company (which was chartered in Massachusetts in 1862) converted to a stock company by "demutualizing" and changed its name to John Hancock Life Insurance Company. As part of the demutualization process, John Hancock Life Insurance Company became a subsidiary of John Hancock Financial Services, Inc., a newly formed publicly-traded corporation. Our Home Office is at John Hancock Place, Boston, Massachusetts 02117. We are authorized to transact a life insurance and annuity business in all states and in the District of Columbia. As of the end of 1998, our assets were approximately $67 billion.

  We are regulated and supervised by the Massachusetts Commissioner of Insurance, who periodically examines our affairs. We also are subject to the applicable insurance laws and regulations of all jurisdictions in which we are authorized to do business. We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions in which we do business for purposes of determining solvency and compliance with local insurance laws and regulations. The regulation to which we are subject, however, does not provide a guarantee as to such matters.

 HOW WE SUPPORT THE POLICY AND INVESTMENT OPTIONS

Separate Account UV

  The variable investment options shown on page 1 are in fact subaccounts of Separate Account UV (the "Account"), a separate account established by us under Massachusetts law. The Account meets the definition of "separate account" under the Federal securities laws and is registered as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Such registration does not involve supervision by the SEC of the management of the Account or John Hancock.

  The Account's assets are the property of John Hancock. Each policy provides that amounts we hold in the Account pursuant to the policies cannot be reached by any other persons who may have claims against us.

  The assets in each subaccount are invested in the corresponding fund of the Trust. New subaccounts may be added as new funds are added to the Trust and made available to policy owners. Existing subaccounts may be deleted if existing funds are deleted from the Trust.

  We will purchase and redeem Trust shares for the Account at their net asset value without any sales or redemption charges. Shares of the Trust represent an interest in one of the funds of the Trust which corresponds to a subaccount of the Account. Any dividend or capital gains distributions received by the Account will be reinvested in shares of that same fund at their net asset value as of the dates paid.

  On each business day, shares of each fund are purchased or redeemed by us for each subaccount based on, among other things, the amount of net premiums allocated to the subaccount, distributions reinvested, and transfers to, from and among subaccounts, all to be effected as of that date. Such purchases and redemptions are effected at each fund's net asset value per share determined for that same date. A "business day" is any date on which the New York Stock Exchange is open for trading. We compute policy values for each business day as of the close of that day (usually 4:00 p.m. Eastern Standard Time).

Our general account

  Our obligations under the policy's fixed investment option are backed by our general account assets. Our general account consists of assets owned by us other than those in the Account and in other separate accounts that we may establish. Subject to applicable law, we have sole discretion over the investment of assets of the general account and policy owners do not share in the investment experience of, or have any preferential claim on, those assets. Instead, we guarantee that the account value allocated to the fixed investment option will accrue interest daily at an effective annual rate of at least 4% without regard to the actual investment experience of the general account.

  Because of exemptive and exclusionary provisions, interests in our fixed investment option have not been registered under the Securities Act of 1933 and our general account has not been registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are subject to the provisions of these acts, and we have been advised that the staff of the SEC has not reviewed the disclosure in this prospectus relating to the fixed investment option. Disclosure regarding the fixed investment option may, however, be subject to certain generally-applicable provisions of the Federal securities laws relating to accuracy and completeness of statements made in prospectuses.

 PROCEDURES FOR ISSUANCE OF A POLICY

  Generally, the policy is available with a minimum Guaranteed Death Benefit at issue of $50,000. At the time of issue, the insured person must have an attained age of 75 or less. All insured persons must meet certain health and other insurance risk criteria called "underwriting standards".

  Policies issued in Montana or in connection with certain employee plans will not directly reflect the sex of the insured person in either the premium rates or the charges or values under the policy. The illustrations set forth in this prospectus are sex-distinct and, therefore, may not reflect the rates, charges, or values that would apply to such policies.

Commencement of insurance coverage

  After you apply for a policy, it can sometimes take up to several weeks for us to gather and evaluate all the information we need to decide whether to issue a policy to you and, if so, what the insured person's rate class should be. After we approve an application for a policy and assign an appropriate insurance rate class, we will prepare the policy for delivery. We will not pay a death benefit under a policy unless the policy is in effect when the insured person dies (except for the circumstances described under "Temporary insurance coverage prior to policy delivery" on page 32).

  The policy will take effect only if all of the following conditions are satisfied:

 . The policy is delivered to and received by the applicant.

 . At least the first Required Premium is received by us.

 . Each insured person is living and still meets our health criteria for issuing insurance.

 If all of the above conditions are satisfied, the policy will take effect on the date shown in the policy as the "date of issue." That is the date on which we begin to deduct monthly charges. Policy months, policy years and policy anniversaries are all measured from the date of issue.

Backdating

  In order to preserve a younger age at issue for the insured person, we can designate a date of issue that is up to 60 days earlier than the date that would otherwise apply. This is referred to as "backdating" and is allowed under state insurance laws. Backdating can also be used in certain corporate-owned life insurance cases involving multiple policies to retain a common monthly deduction date.

  The conditions for coverage described above under "Commencement of insurance coverage" must still be satisfied, but in a backdating situation the policy always takes effect retroactively. Backdating results in a lower insurance charge (because of the insured person's younger age at issue), but monthly charges begin earlier than would otherwise be the case. Those monthly charges will be deducted as soon as we receive premiums sufficient to pay them.

Temporary coverage prior to policy delivery

  If a specified amount of premium is paid with the application for a policy and other conditions are met, we will provide temporary term life insurance coverage on the insured person for a period prior to the time coverage under the policy takes effect. Such temporary term coverage will be subject to the terms and conditions described in the application for the policy, including limits on amount and duration of coverage.

Monthly deduction dates

  Each charge that we deduct monthly is assessed against your account value or the subaccounts at the close of business on the date of issue and at the close of the first business day in each subsequent policy month.

 COMMENCEMENT OF INVESTMENT PERFORMANCE

  All premium payments will be allocated among the investment options on the date as of which they are processed (as discussed below).

 HOW WE PROCESS CERTAIN POLICY TRANSACTIONS

Premium payments

  We will process any premium payment as of the day we receive it, unless one of the following exceptions applies:

  (1) We will process a payment received prior to a policy's date of issue as if received on the business day that first precedes the date of issue.

  (2) If you pay a sufficient premium to take your policy out of a grace period, the portion of such premium that equals the overdue Required Premium will be processed as of that Required Premium's due date.

  (3) If the first Required Premium is not received prior to the date of issue, we will process each premium payment received thereafter as if received on the business day immediately preceding the date of issue until all of the first Required Premium is received.

  (4) We will process the portion of any premium payment for which we require evidence of the insured person's continued insurability only after we have received such evidence and found it satisfactory to us.

  (5) If we receive any premium payment that we think will cause a policy to become a modified endowment or will cause a policy to lose its status as life insurance under the tax laws, we will not accept the excess portion of that premium payment and will immediately notify the owner. We will refund the excess premium when the premium payment check has had time to clear the banking system (but in no case more than two weeks after receipt), except in the following circumstances:

 . The tax problem resolves itself prior to the date the refund is to be made; or

 . The tax problem relates to modified endowment status and we receive a signed acknowledgment from the owner prior to the refund date instructing us to process the premium notwithstanding the tax issues involved.

 In the above cases, we will treat the excess premium as having been received on the date the tax problem resolves itself or the date we receive the signed acknowledgment. We will then process it accordingly.

  (6) If a premium payment is received or is otherwise scheduled to be processed (as specified above) on a date that is not a business day, the premium payment will be processed on the business day next following that date.

Transfers among investment options

  Any reallocation among investment options must be such that the total in all investment options after reallocation equals 100% of account value. Transfers out of a variable investment option will be effective at the end of the business day in which we receive at our Life Servicing Office notice satisfactory to us.

  If received on or before the policy anniversary, requests for transfer out of the fixed investment option will be processed on the policy anniversary (or the next business day if the policy anniversary does not occur on a business day). If received after the policy anniversary, such a request will be processed at the end of the business day in which we receive the request at our Life Servicing Office. If you request a transfer out of the fixed investment option 61 days or more prior to the policy anniversary, we will not process that portion of the reallocation, and your confirmation statement will not reflect a transfer out of the fixed investment option as to such request. Currently, there is no minimum amount limit on transfers into the fixed investment option, but we reserve the right to impose such a limit in the future. We have the right to defer transfers of amounts out of the fixed investment option for up to six months.

Dollar cost averaging

   Scheduled transfers under this option may be made from the Money Market investment option to not more than nine other variable investment options. However, the amount transferred to any one investment option must be at least $100.

  Once we receive the election in form satisfactory to us at our Life Servicing Office, transfers will begin on the second monthly deduction date following its receipt. If you have any questions with respect to this provision, call 1-800-732-5543.

  Once elected, the scheduled monthly transfer option will remain in effect for so long as you have at least $2,500 of your account value in the Money Market investment option, or until we receive written notice from you of cancellation of the option or notice of the death of the insured person. We reserve the right to modify, terminate or suspend the dollar cost averaging program at any time.

Telephone transfers and policy loans

  Once you have completed a written authorization, you may request a transfer or policy loan by telephone or by fax. If the fax request option becomes unavailable, another means of telecommunication will be substituted.

  If you authorize telephone transactions, you will be liable for any loss, expense or cost arising out of any unauthorized or fraudulent telephone instructions which we reasonably believe to be genuine, unless such loss, expense or cost is the result of our mistake or negligence. We employ procedures which provide safeguards against the execution of unauthorized transactions, and which are reasonably designed to confirm that instructions received by telephone are genuine. These procedures include requiring personal identification, tape recording calls, and providing written confirmation to the owner. If we do not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, we may be liable for any loss due to unauthorized or fraudulent instructions.

Effective date of other policy transactions

  A change of death benefit option is effective on the policy anniversary on or next following the date we approve the request.

  Reinstatements of lapsed policies take effect on the monthly deduction date on or next following the date we approve the request for reinstatement.

  We process loans, surrenders, partial withdrawals, partial surrenders and loan repayments as of the day we receive such request or repayment.

 EFFECTS OF POLICY LOANS

  The account value, the surrender value, and any death benefit above the Guaranteed Death Benefit are permanently affected by any loan, whether or not it is repaid in whole or in part. This is because the amount of the loan is deducted from the investment options and placed in a special loan account. The investment options and the special loan account will generally have different rates of investment return.

  The amount of the outstanding loan (which includes accrued and unpaid interest) is subtracted from the amount otherwise payable when the policy proceeds become payable.

  Whenever the outstanding loan exceeds the surrender value of the policy, the policy will terminate 31 days after we have mailed notice of termination to you (and to any assignee of record at such assignee's last known address) specifying the minimum amount that must be paid to avoid termination, unless a repayment of at least the amount specified is made within that period.

 HOW WE CALCULATE BASIC ACCOUNT VALUE

  "Basic account value" is discussed generally under "Is there a minimum amount I must invest?" beginning on page 5. More specifically, the basic account value at any time is what the policy's account value would have been at that time if
(1) level annual premiums (and no additional premiums) had been paid in the amount of the maximum guaranteed recalculation premium at issue and earned a constant net return of 4% per annum and (2) the cost of insurance charges had been deducted at the maximum rates set forth in the policy, and no other charges. The maximum guaranteed recalculation premium at issue is described under "Premium recalculation" and its amount is specified in each policy.

  Notwithstanding the foregoing, if there is a policy loan outstanding, the basic account value will not be less than 110% of the outstanding loan. Also, in all cases where optional rider benefits have been selected, or the insured person is in a substandard risk category, an additional amount will be added in computing the basic account value to cover these items through the end of the then-current policy year.

 ADDITIONAL INFORMATION ABOUT HOW CERTAIN POLICY CHARGES WORK

Sales expenses and related charges

  The sales charges (i.e., the premium sales charge and the CDSC) help to compensate us for the cost of selling our policies. (See "What charges will John Hancock deduct from my investment in the policy?" in the Basic Information section of this prospectus.) The amount of the charges in any policy year does not specifically correspond to sales expenses for that year. We expect to recover our total sales expenses over the life of the policies. To the extent that the sales charges do not cover total sales expenses, the sales expenses may be recovered from other sources, including gains from the charge for mortality and expense risks and other gains with respect to the policies, or from our general assets. (See "How we market the policies" on page 35.)

Effect of premium payment pattern

  You may structure the timing and amount of premium payments to minimize the sales charges, although doing so involves certain risks. Paying more than one Required Premium in any policy year could reduce your total sales charges. For example, if you paid a Required Premium of $1,000 in each of the first two policy years, you would pay total premium sales charges of $100. If instead you paid $2,000 (i.e., two times the Required Premium amount) in the first policy year, you would pay total premium sales charges of only $50. Accelerating the payment of Required Premiums to earlier policy years could result in a larger CDSC and/or cause aggregate premiums paid to exceed the policy's 7-pay premium limit and, as a result, cause the policy to become a modified endowment, with adverse tax consequences to you upon receipt of policy distributions. (See "Tax considerations" beginning on page 36.) On the other hand, to pay less than the amount of Required Premiums by their due dates runs the risk that the policy will lapse, resulting in loss of coverage and additional charges.

Monthly charges

  We deduct the monthly charges described in the Basic Information section from your policy's investment options in proportion to the amount of account value you have in each. For each month that we cannot deduct any charge because of insufficient account value, the uncollected charges will accumulate and be deducted when and if sufficient account value becomes available.

  The insurance under the policy continues in full force during any grace period but, if the insured person dies during the policy grace period, the amount of unpaid monthly charges is deducted from the death benefit otherwise payable.

Reduced charges for eligible classes

  The charges otherwise applicable may be reduced with respect to policies issued to a class of associated individuals or to a trustee, employer or similar entity where we anticipate that the sales to the members of the class will result in lower than normal sales or administrative expenses, lower taxes or lower risks to us. We will make these reductions in accordance with our rules in effect at the time of the application for a policy. The factors we consider in determining the eligibility of a particular group for reduced charges, and the level of the reduction, are as follows: the nature of the association and its organizational framework; the method by which sales will be made to the members of the class; the facility with which premiums will be collected from the associated individuals and the association's capabilities with respect to administrative tasks; the anticipated lapse and surrender rates of the policies; the size of the class of associated individuals and the number of years it has been in existence; and any other such circumstances which result in a reduction in sales or administrative expenses, lower taxes or lower risks. Any reduction in charges will be reasonable and will apply uniformly to all prospective policy purchasers in the class and will not unfairly discriminate against any owner.

 HOW WE MARKET THE POLICIES

  Signator Investors, Inc. ("Signator"), an indirect wholly-owned subsidiary of John Hancock located at 197 Clarendon Street, Boston, MA 02117, is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. and the Securities Investor Protection Corporation. Signator acts as principal underwriter and principal distributor of the policies pursuant to a sales agreement among John Hancock, Signator, John Hancock, and the Account. Signator also serves as principal underwriter for John Hancock Variable Annuity Accounts U, I and V, and John Hancock Variable Life Accounts U, V and S, all of which are registered under the 1940 Act. Signator is also the principal underwriter for John Hancock Variable Series Trust I.

  Applications for policies are solicited by agents who are licensed by state insurance authorities to sell John Hancock's policies and who are also registered representatives ("representatives") of Signator or other broker-dealer firms, as discussed below. John Hancock performs insurance underwriting and determines whether to accept or reject the application for a policy and each insured person's risk classification. John Hancock will make the appropriate refund if a policy ultimately is not issued or is returned under the "free look" provision. Officers and employees of John Hancock and John Hancock are covered by a blanket bond by a commercial carrier in the amount of $25 million.

  Signator's representatives are compensated for sales of the policies on a commission and service fee basis by Signator, and John Hancock reimburses Signator for such compensation and for other direct and indirect expenses (including agency expense allowances, general agent, district manager and supervisor's compensation, agent's training allowances, deferred compensation and insurance benefits of agents, general agents, district managers and supervisors, agency office clerical expenses and advertising) actually incurred in connection with the marketing and sale of the policies.

  The maximum commission payable to a Signator representative for selling a policy is 50% of the base policy premiums (prior to any premium recalculation) that would be payable in the first policy year, 8% of the such premiums payable in the second through fourth policy years, and 3% of any such premiums received by us in each policy year thereafter. The maximum commission on any premium paid in any policy year in excess of such base policy premium is 3%.

  Representatives with less than four years of service with Signator and those compensated on salary plus bonus or level commission programs may be paid on a different basis. Representatives who meet certain productivity and persistency standards with respect to the sale of policies issued by John Hancock and John Hancock will be eligible for additional compensation.

  The policies are also sold through other registered broker-dealers that have entered into selling agreements with Signator and whose representatives are authorized by applicable law to sell variable life insurance policies. The commissions which will be paid by such broker-dealers to their representatives will be in accordance with their established rules. The commission rates may be more or less than those set forth above for Signator's representatives. In addition, their qualified registered representatives may be reimbursed by the broker-dealers under expense reimbursement allowance programs in any year for approved voucherable expenses incurred. Signator will compensate the broker-dealers as provided in the selling agreements, and John Hancock will reimburse Signator for such amounts and for certain other direct expenses in connection with marketing the policies through other broker-dealers.

  Representatives of Signator and the other broker-dealers mentioned above may also earn "credits" toward qualification for attendance at certain business meetings sponsored by John Hancock.

  The offering of the policies is intended to be continuous, but neither John Hancock nor Signator is obligated to sell any particular amount of policies.

 TAX CONSIDERATIONS

  This description of federal income tax consequences is only a brief summary and is not intended as tax advice. Tax consequences will vary based on your own particular circumstances, and for further information you should consult a qualified tax advisor. Federal, state and local tax laws, regulations and interpretations can change from time to time. As a result, the tax consequences to you and the beneficiary may be altered, in some cases retroactively.

Policy proceeds

  We believe the policy will receive the same federal income and estate tax treatment as fixed benefit life insurance policies. Section 7702 of the Internal Revenue Code (the "Code") defines life insurance for federal tax purposes. If certain standards are met at issue and over the life of the policy, the policy will satisfy that definition. We will monitor compliance with these standards.

  If the policy complies with the definition of life insurance, we believe the death benefit under the policy will be excludable from the beneficiary's gross income under the Code. In addition, increases in account value as a result of interest or investment experience will not be subject to federal income tax unless and until values are actually received through distributions. Distributions for tax purposes can include amounts received upon full or partial surrender or partial withdrawals. You may also be deemed to have received a distribution for tax purposes if you assign all or part of your policy rights or change your policy's ownership.

  In general, the owner will be taxed on the amount of distributions that exceed the premiums paid under the policy. But under certain circumstances within the first 15 policy years, the owner may be taxed on a distribution even if total withdrawals do not exceed total premiums paid. Any taxable distribution will be ordinary income to the owner (rather than capital gains).

  We also believe that, except as noted below, loans received under the policy will be treated as indebtedness of an owner and that no part of any loan will constitute income to the owner. However, the amount of any outstanding loan that was not previously considered income (as discussed below) will be treated as if it had been distributed to the owner if the policy terminates for any reason.

  It is possible that, despite our monitoring, a policy might fail to qualify as life insurance under Section 7702 of the Code. This could happen, for example, if we inadvertently failed to return to you any premium payments that were in excess of permitted amounts, or if the Trust failed to meet certain investment diversification or other requirements of the Code. If this were to occur, you would be subject to income tax on the income and gains under the policy for the period of the disqualification and for subsequent periods and the death benefit proceeds would lose their non-taxable status.

  In the past, the United States Treasury Department has stated that it anticipated issuing guidelines prescribing circumstances in which the ability of a policy owner to direct his or her investment to particular funds may cause the policy owner, rather than the insurance company, to be treated as the owner of the shares of those funds. In that case, any income and gains attributable to those shares would be included in your current gross income for federal income tax purposes. Under current law, however, we believe that we, and not the owner of a policy, would be considered the owner of the fund's shares for tax purposes.

  Tax consequences of ownership or receipt of policy proceeds under federal, state and local estate, inheritance, gift and other tax laws depend on the circumstances of each owner or beneficiary.

  Because there may be unfavorable tax consequences (including recognition of taxable income and the loss of income tax-free treatment for any death benefit payable to the beneficiary), you should consult a qualified tax adviser prior to changing the policy's ownership or making any assignment of ownership interests.

7-pay premium limit

  At the time of policy issuance, we will determine whether the premium payments for which we will bill you will exceed the 7-pay limit discussed below. If so, our standard procedures prohibit issuance of the policy unless you sign a form acknowledging that fact.

  The 7-pay limit is the total of net level premiums that would have been payable at any time for a comparable fixed policy to be fully "paid-up" after the payment of 7 equal annual premiums. "Paid-up" means that no further premiums would be required to continue the coverage in force indefinitely, based on certain prescribed assumptions. If the total premiums paid at any time during the first 7 policy years exceed the 7-pay limit, the policy will be treated as a "modified endowment", which can have adverse tax consequences.

  The owner will be taxed on distributions and loans from a "modified endowment" to the extent of any income (gain) to the owner (on an income-first basis). The distributions and loans affected will be those made on or after, and within the two year period prior to, the time the policy becomes a modified endowment. Additionally, a 10% penalty tax may be imposed on taxable portions of such distributions or loans that are made before the owner attains age 591/2.

  Furthermore, any time there is a "material change" in a policy (such as a Guaranteed Death Benefit increase, the addition of certain other policy benefits after issue, a change in death benefit option, or reinstatement of a lapsed policy), the policy will have a new 7-pay limit as if it were a newly-issued policy. If a prescribed portion of the policy's then account value, plus all other premiums paid within 7 years after the material change, at any time exceed the new 7-pay limit, the policy will become a modified endowment.

  Moreover, if benefits under a policy are reduced (such as a partial surrender, a reduction in the Guaranteed Death Benefit, or the reduction or cancellation of certain rider benefits) during the 7 years in which a 7-pay test is being applied, the 7-pay limit will be recalculated based on the reduced benefits. If the premiums paid to date are greater than the recalculated 7-pay limit, the policy will become a modified endowment.

  All modified endowments issued by the same insurer (or its affiliates) to the owner during any calendar year generally will be treated as one contract for the purpose of applying the modified endowment rules. A policy received in exchange for a modified endowment will itself also be a modified endowment. You should consult your tax advisor if you have questions regarding the possible impact of the 7-pay limit on your policy.

Corporate and H.R. 10 plans

  The policy may be acquired in connection with the funding of retirement plans satisfying the qualification requirements of Section 401 of the Code. If so, the Code provisions relating to such plans and life insurance benefits thereunder should be carefully scrutinized. We are not responsible for compliance with the terms of any such plan or with the requirements of applicable provisions of the Code.

 REPORTS THAT YOU WILL RECEIVE

  At least annually, we will send you a statement setting forth at least the following information as of the end of the most recent reporting period: the Guaranteed Death Benefit, the account value, the portion of the account value in each investment option, the surrender value, premiums received and charges deducted from premiums since the last report, and any outstanding policy loan (and interest charged for the preceding policy year). Moreover, you also will receive confirmations of transfers among investment options, policy loans, partial withdrawals and certain other policy transactions. Premium payments not in response to a billing notice are "unscheduled" and will be separately confirmed. Therefore, if you make a premium payment that differs by more than $25 from that billed, you will receive a separate confirmation of that premium payment.

  Semiannually we will send you a report containing the financial statements of the Trust, including a list of securities held in each fund.

 VOTING PRIVILEGES THAT YOU WILL HAVE

  All of the assets in the subaccounts of the Account are invested in shares of the corresponding funds of the Trust. We will vote the shares of each of the funds of the Trust which are deemed attributable to variable life insurance policies at regular and special meetings of the Trust's shareholders in accordance with instructions received from owners of such policies. Shares of the Trust held in the Account which are not attributable to such policies, as well as shares for which instructions from owners are not received, will be represented by us at the meeting. We will vote such shares for and against each matter in the same proportions as the votes based upon the instructions received from the owners of such policies.

  We determine the number of a fund's shares held in a subaccount attributable to each owner by dividing the amount of a policy's account value held in the subaccount by the net asset value of one share in the fund. Fractional votes will be counted. We determine the number of shares as to which the owner may give instructions as of the record date for the Trust's meeting. Owners of policies may give instructions regarding the election of the Board of Trustees of the Trust, ratification of the selection of independent auditors, approval of Trust investment advisory agreements and other matters requiring a shareholder vote. We will furnish owners with information and forms to enable owners to give voting instructions.

  However, we may, in certain limited circumstances permitted by the SEC's rules, disregard voting instructions. If we do disregard voting instructions, you will receive a summary of that action and the reasons for it in the next semi-annual report to owners.

 CHANGES THAT JOHN HANCOCK CAN MAKE AS TO YOUR POLICY

Changes relating to the Trust or the Account

  The voting privileges described in this prospectus reflect our understanding of applicable Federal securities law requirements. To the extent that applicable law, regulations or interpretations change to eliminate or restrict the need for such voting privileges, we reserve the right to proceed in accordance with any such revised requirements. We also reserve the right, subject to compliance with applicable law, including approval of owners if so required, (1) to transfer assets determined by John Hancock to be associated with the class of policies to which your policy belongs from the Account to another separate account or subaccount, (2) to operate the Account as a "management-type investment company" under the 1940 Act, or in any other form permitted by law, the investment adviser of which would be John Hancock or an affiliate, (3) to deregister the Account under the 1940 Act, (4) to substitute for the fund shares held by a subaccount any other investment permitted by law, and (5) to take any action necessary to comply with or obtain any exemptions from the 1940 Act. We would notify owners of any of the foregoing changes and, to the extent legally required, obtain approval of owners and any regulatory body prior thereto. Such notice and approval, however, may not be legally required in all cases.

Other permissible changes

  We reserve the right to make any changes in the policy necessary to ensure the policy is within the definition of life insurance under the Federal tax laws and is in compliance with any changes in Federal or state tax laws.

  In our policies, we reserve the right to make certain changes if they would serve the best interests of policy owners or would be appropriate in carrying out the purposes of the policies. Such changes include the following:

 . Changes necessary to comply with or obtain or continue exemptions under the federal securities laws

 . Combining or removing investment options

 . Changes in the form of organization of any separate account

  Any such changes will be made only to the extent permitted by applicable laws and only in the manner permitted by such laws. When required by law, we will obtain your approval of the changes and the approval of any appropriate regulatory authority.

 ADJUSTMENTS WE MAKE TO DEATH BENEFITS

  If the insured person commits suicide within certain time periods, the amount of death benefit we pay will be limited as described in the policy. Also, if an application misstated the age or gender of the insured person, we will adjust the amount of any death benefit as described in the policy.

 WHEN WE PAY POLICY PROCEEDS

General

  We will pay any death benefit, withdrawal, surrender value or loan within 7 days after we receive the last required form or request (and, with respect to the death benefit, any other documentation that may be required). If we don't have information about the desired manner of payment within 7 days after the date we receive notification of the insured person's death, we will pay the proceeds as a single sum, normally within 7 days thereafter.

Delay to challenge coverage

  We may challenge the validity of your insurance policy based on any material misstatements made to us in the application for the policy. We cannot make such a challenge, however, beyond certain time limits that are specified in the policy.

Delay for check clearance

  We reserve the right to defer payment of that portion of your account value that is attributable to a premium payment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

Delay of separate account proceeds

  We reserve the right to defer payment of any death benefit, loan or other distribution that is derived from a variable investment option if (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on the New York Stock Exchange is restricted; (b) an emergency exists, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to fairly determine the account value; or (c) the SEC by order permits the delay for the protection of owners. Transfers and allocations of account value among the investment options may also be postponed under these circumstances. If we need to defer calculation of separate account values for any of the foregoing reasons, all delayed transactions will be processed at the next values that we do compute.

 OTHER DETAILS ABOUT EXERCISING RIGHTS AND PAYING BENEFITS

Joint ownership

  If more than one person owns a policy, all owners must join in most requests to exercise rights under the policy.

Assigning your policy

  You may assign your rights in the policy to someone else as collateral for a loan or for some other reason. Assignments do not require the consent of any revocable beneficiary. A copy of the assignment must be forwarded to us. We are not responsible for any payment we make or any action we take before we receive notice of the assignment in good order. Nor are we responsible for the validity of the assignment. An absolute assignment is a change of ownership. All collateral assignees of record must consent to any full surrender, partial withdrawal or loan from the policy.

Your beneficiary

  You name your beneficiary when you apply for the policy. The beneficiary is entitled to the proceeds we pay following the insured person's death. You may change the beneficiary during the insured person's lifetime. Such a change requires the consent of any irrevocable named beneficiary. A new beneficiary designation is effective as of the date you sign it, but will not affect any payments we make before we receive it. If no beneficiary is living when the insured person dies, we will pay the insurance proceeds to the owner or the owner's estate.

 LEGAL MATTERS

  The legal validity of the policies described in this prospectus has been passed on by Ronald J. Bocage, Vice President and Counsel for John Hancock. Messrs. Freedman, Levy, Kroll & Simonds,

Washington, D.C., have advised us on certain Federal securities law matters in connection with the policies.

 REGISTRATION STATEMENT FILED WITH THE SEC

  This prospectus omits certain information contained in the Registration Statement which has been filed with the SEC. More details may be obtained from the SEC upon payment of the prescribed fee.

 ACCOUNTING AND ACTUARIAL EXPERTS

  The financial statements of John Hancock and certain of the financial statements of the Account included in this prospectus have been audited by Ernst & Young LLP, independent auditors, for the periods indicated in their reports thereon which appear elsewhere herein and have been included in reliance on their reports given on their authority as experts in accounting and auditing. Actuarial matters included in this prospectus have been examined by Todd G. Engelsen, F.S.A., an Actuary and Second Vice President of John Hancock.

 FINANCIAL STATEMENTS OF JOHN HANCOCK AND THE ACCOUNT

  The financial statements of John Hancock included herein should be distinguished from the financial statements of the Account and should be considered only as bearing upon the ability of John Hancock to meet its obligations under the policies.

  In addition to those financial statements of the Account included herein that have been audited by Ernst & Young LLP, this prospectus also contains unaudited financial statements of the Account for a period subsequent to the audited financial statements.

  The most current financial statements for John Hancock are those as of December 31, 1999. We do not prepare such financial statements more often than annually. Moreover, we believe that any additional benefit you would get from more recent financial statements would not justify our cost in preparing them. (This is true even though we would not necessarily have to incur the expense of an independant audit of those financial statements.) In this connection, we represent that there have been no material adverse changes in our financial condition or operations between December 31, 1999 and the date of this prospectus.

            LIST OF DIRECTORS AND EXECUTIVE OFFICERS OF JOHN HANCOCK

  The Directors and Executive Officers of John Hancock and their principal occupations during the past five years are as follows:


Directors                                Principal Occupations
---------                                ---------------------
Stephen L. Brown. . .   Chairman of the Board, John Hancock
David F. D'Alessandro   President and Chief Executive Officer, John Hancock
Foster L. Aborn . . .   Director, formerly Vice Chairman of the Board and Chief
                        Investment Officer, John Hancock
Samuel W. Bodman. . .   Chairman of the Board and Chief Executive Officer,
                        Cabot Corporation (chemicals)
I. MacAllister Booth.   Retired Chairman of the Board and Chief Executive
                        Officer, Polaroid Corporation (photographic products)
Wayne A. Budd . . . .   Executive Vice President and General Counsel, John
                        Hancock
John M. Connors, Jr..   Chairman and Chief Executive Officer and Director,
                        Hill, Holliday, Connors, Cosmopoulos, Inc.
                        (advertising)
Robert E. Fast. . . .   Senior Partner, Hale and Dorr (law firm)
Kathleen F. Feldstein   President, Economic Studies, Inc. (economic consulting)
Nelson S. Gifford . .   Principal, Fleetwing Capital Management (financial
                        services)
Michael C. Hawley . .   Chairman and Chief Executive Officer, The Gillette
                        Company (razors, etc.)
Edward H. Linde . . .   President and Chief Executive Officer, Boston
                        Properties, Inc. (real estate)
Judith A, McHale. . .   President and Chief Operating Officer, Discovery
                        Communications, Inc. (multimedia communications)
E. James Morton . . .   Director, formerly Chairman of the Board and Chief
                        Executive Officer, John Hancock
R. Robert Popeo . . .   Chairman , Mintz, Levin, Cohn, Ferris, Glovsky and
                        Popeo, P.C. (law firm)
Richard F. Syron. . .   Chairman of the Board, President and Chief Executive
                        Officer, Thermo Electron Corp. (scientific and
                        industrial instruments)
Robert J. Tarr, Jr. .   Former President, Chief Executive Officer and Chief
                        Operations Officer, Harcourt General, Inc. (publishing)




Other Executive
---------------
Officers
--------
Thomas E. Moloney . .   Chief Financial Officer
Derek Chilvers. . . .   Chairman and Chief Executive Officer of John Hancock
                        International Holdings, Inc.
John M. DeCiccio. . .   Executive Vice President and Chief Investment Officer
Maureen R. Ford . . .   President, Broker-Dealer Distribution and Financial
                        Advisory Network
Kathleen M. Graveline   Executive Vice President - Retail
Barry J. Rubenstein .   Vice President, Counsel and Secretary


  The business address of all Directors and officers of John Hancock is John Hancock Place, Boston, Massachusetts 02117.

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Directors and Policyholders
John Hancock Mutual Life Insurance Company

  We have audited the accompanying statutory-basis statements of financial position of John Hancock Mutual Life Insurance Company as of December 31, 1999 and 1998, and the related statutory-basis statements of operations and changes in policyholders' contingency reserves and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

  We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

  In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of John Hancock Mutual Life Insurance Company at December 31, 1999 and 1998 or the results of its operations or its cash flows for the years then ended.

  However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of John Hancock Mutual Life Insurance Company at December 31, 1999 and 1998, and the results of its operations and its cash flows for the years then ended in conformity with accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance.


                                                               ERNST & YOUNG LLP

Boston, Massachusetts
March 10, 2000

JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY

STATUTORY-BASIS STATEMENTS OF FINANCIAL POSITION


                                                         December 31
                                                    ---------------------
                                                       1999        1998
                                                    ----------  -----------
                                                        (in millions)
ASSETS
Bonds--Note 6 . . . . . . . . . . . . . . . . . .   $26,188.1    $23,353.0
Stocks:
  Preferred . . . . . . . . . . . . . . . . . . .       926.6        844.7
  Common  . . . . . . . . . . . . . . . . . . . .       458.4        269.3
  Investments in affiliates . . . . . . . . . . .     1,465.8      1,520.3
                                                    ---------    ---------
                                                      2,850.8      2,634.3
Mortgage loans on real estate--Note 6 . . . . . .     9,165.9      8,223.7
Real estate:
  Company occupied  . . . . . . . . . . . . . . .       366.6        372.2
  Investment properties . . . . . . . . . . . . .       501.7      1,472.1
                                                    ---------    ---------
                                                        868.3      1,844.3
Policy loans  . . . . . . . . . . . . . . . . . .     1,577.8      1,573.8
Cash items:
  Cash in banks and offices . . . . . . . . . . .       292.6        241.5
  Temporary cash investments  . . . . . . . . . .       868.0      1,107.4
                                                    ---------    ---------
                                                      1,160.6      1,348.9
Premiums due and deferred . . . . . . . . . . . .       234.8        253.4
Investment income due and accrued . . . . . . . .       574.8        527.5
Other general account assets  . . . . . . . . . .     1,364.7      1,156.6
Assets held in separate accounts  . . . . . . . .    16,746.0     17,447.0
                                                    ---------    ---------
TOTAL ASSETS  . . . . . . . . . . . . . . . . . .   $60,731.8    $58,362.5
                                                    =========    =========




The accompanying notes are an integral part of the statutory-basis financial statements.

JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY

STATUTORY-BASIS STATEMENTS OF FINANCIAL POSITION


                                                         December 31
                                                     ---------------------
                                                       1999         1998
                                                     ----------  -----------
                                                        (in millions)
OBLIGATIONS AND POLICYHOLDERS' CONTINGENCY RESERVES
OBLIGATIONS
  Policy reserves  . . . . . . . . . . . . . . . .   $20,574.1    $19,804.8
  Policyholders' and beneficiaries' funds  . . . .    16,128.3     14,216.9
  Dividends payable to policyholders . . . . . . .       464.8        449.1
  Policy benefits in process of payment  . . . . .       132.3        111.4
  Other policy obligations . . . . . . . . . . . .       304.7        322.6
  Asset valuation reserve--Note 1  . . . . . . . .     1,242.9      1,289.6
  Federal income and other accrued Taxes--Note 1 .       (12.1)       211.5
  Other general account obligations  . . . . . . .     1,695.0      1,109.3
  Obligations related to separate accounts . . . .    16,745.1     17,458.6
                                                     ---------    ---------
TOTAL OBLIGATIONS  . . . . . . . . . . . . . . . .    57,275.1     54,973.8
POLICYHOLDERS' CONTINGENCY RESERVES
  Surplus note--Note 2 . . . . . . . . . . . . . .       450.0        450.0
  Special contingency reserve for group insurance        153.4        160.0
  General contingency reserve  . . . . . . . . . .     2,853.3      2,778.7
                                                     ---------    ---------
TOTAL POLICYHOLDERS' CONTINGENCY RESERVES  . . . .     3,456.7      3,388.7
                                                     ---------    ---------
TOTAL OBLIGATIONS AND POLICYHOLDERS' CONTINGENCY
 RESERVES. . . . . . . . . . . . . . . . . . . . .   $60,731.8    $58,362.5
                                                     =========    =========




The accompanying notes are an integral part of the statutory-basis financial statements.

JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY

STATUTORY-BASIS STATEMENTS OF OPERATIONS AND CHANGES IN POLICYHOLDERS' CONTINGENCY RESERVES


                                                     Year ended December 31
                                                     -----------------------
                                                        1999          1998
                                                     -----------  -------------
                                                          (In millions)
INCOME
  Premiums, annuity considerations and pension fund
    contributions. . . . . . . . . . . . . . . . .   $ 9,622.9     $ 8,844.0
  Net investment income--Note 4  . . . . . . . . .     3,033.4       2,956.2
  Other, net . . . . . . . . . . . . . . . . . . .       241.9         233.8
                                                     ---------     ---------
                                                      12,898.2      12,034.0
BENEFITS AND EXPENSES
  Payments to policyholders and beneficiaries:
     Death benefits  . . . . . . . . . . . . . . .       675.6         582.9
     Accident and health benefits  . . . . . . . .        94.4          76.9
     Annuity benefits  . . . . . . . . . . . . . .     1,734.3       1,612.4
     Surrender benefits and annuity fund
      withdrawals. . . . . . . . . . . . . . . . .     7,410.6       6,712.4
     Matured endowments  . . . . . . . . . . . . .        18.6          20.7
                                                     ---------     ---------
                                                       9,933.5       9,005.3
  Additions to reserves to provide for future
    payments to policyholders and beneficiaries  .     1,238.9       1,106.7
  Expenses of providing service to policyholders
    and obtaining new insurance:
     Field sales compensation and expenses . . . .       248.8         290.7
     Home office and general expenses  . . . . . .       717.8         529.0
  Payroll, state premium and miscellaneous taxes .        48.9          52.0
                                                     ---------     ---------
                                                      12,187.9      10,983.7
                                                     ---------     ---------
        GAIN FROM OPERATIONS BEFORE DIVIDENDS TO
         POLICYHOLDERS, FEDERAL INCOME TAXES AND
         NET REALIZED CAPITAL GAINS  . . . . . . .       710.3       1,050.3
Dividends to policyholders . . . . . . . . . . . .       461.1         446.0
Federal income tax credit--Note 1  . . . . . . . .      (216.9)         (2.8)
                                                     ---------     ---------
                                                         244.2         443.2
                                                     ---------     ---------
        GAIN FROM OPERATIONS BEFORE NET REALIZED
         CAPITAL GAINS . . . . . . . . . . . . . .       466.1         607.1
Net realized capital gains--Note 5 . . . . . . . .        29.0           0.7
                                                     ---------     ---------
        NET INCOME . . . . . . . . . . . . . . . .       495.1         607.8
Other increases/(decreases) in policyholders'
 contingency reserves:
  Net unrealized capital losses and other
    adjustments--Note 5  . . . . . . . . . . . . .      (147.0)       (214.5)
  Prior years' federal income taxes  . . . . . . .       (21.9)        (25.5)
  Other reserves and adjustments, net--Notes 1, 7
    and 13 . . . . . . . . . . . . . . . . . . . .      (258.2)       (136.9)
                                                     ---------     ---------
        NET INCREASE IN POLICYHOLDERS' CONTINGENCY
         RESERVES. . . . . . . . . . . . . . . . .        68.0         230.9
Policyholders' contingency reserves at beginning of
 year. . . . . . . . . . . . . . . . . . . . . . .     3,388.7       3,157.8
                                                     ---------     ---------
POLICYHOLDERS' CONTINGENCY RESERVES AT END OF YEAR   $ 3,456.7     $ 3,388.7
                                                     =========     =========



The accompanying notes are an integral part of the statutory-basis financial statements.

JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY

STATUTORY-BASIS STATEMENTS OF CASH FLOWS


                                                     Year ended December 31
                                                     -----------------------
                                                        1999          1998
                                                     -----------  -------------
                                                          (In millions)
CASH FLOWS FROM OPERATING ACTIVITIES:
  Insurance premiums, annuity considerations and
    deposits . . . . . . . . . . . . . . . . . . .   $  9,816.6    $  8,945.5
  Net investment income  . . . . . . . . . . . . .      2,966.1       2,952.8
  Benefits to policyholders and beneficiaries  . .    (10,047.9)     (9,190.4)
  Dividends paid to policyholders  . . . . . . . .       (445.4)       (396.6)
  Insurance expenses and taxes . . . . . . . . . .     (1,015.3)       (874.4)
  Net transfers from separate accounts . . . . . .      1,436.6         131.1
  Other, net . . . . . . . . . . . . . . . . . . .       (264.2)       (181.7)
                                                     ----------    ----------
     NET CASH PROVIDED FROM OPERATIONS . . . . . .      2,446.5       1,386.3
                                                     ----------    ----------
CASH FLOWS USED IN INVESTING ACTIVITIES:
  Bond purchases . . . . . . . . . . . . . . . . .    (15,946.3)    (12,403.6)
  Bond sales . . . . . . . . . . . . . . . . . . .     10,098.5       8,447.8
  Bond maturities and scheduled redemptions  . . .      2,443.9       2,537.7
  Bond prepayments . . . . . . . . . . . . . . . .        644.9       1,202.7
  Stock purchases  . . . . . . . . . . . . . . . .     (2,546.2)       (623.2)
  Proceeds from stock sales  . . . . . . . . . . .      2,174.0         378.4
  Real estate purchases  . . . . . . . . . . . . .       (188.7)       (147.6)
  Real estate sales  . . . . . . . . . . . . . . .      1,258.4         630.5
  Other invested assets purchases  . . . . . . . .       (127.9)       (185.3)
  Proceeds from the sale of other invested assets         358.4         120.5
  Mortgage loans issued  . . . . . . . . . . . . .     (2,254.2)     (1,978.5)
  Mortgage loan repayments . . . . . . . . . . . .      1,267.3       1,575.6
  Other, net . . . . . . . . . . . . . . . . . . .        183.1         (38.6)
                                                     ----------    ----------
     NET CASH USED IN INVESTING ACTIVITIES . . . .     (2,634.8)       (483.6)
                                                     ----------    ----------
CASH FLOWS USED IN FINANCING ACTIVITIES:
  Net decrease in short-term note payable  . . . .          0.0         (75.0)
  Repayment of REMIC notes payable . . . . . . . .          0.0        (203.6)
                                                     ----------    ----------
     NET CASH USED IN FINANCING ACTIVITIES . . . .          0.0        (278.6)
                                                     ----------    ----------
(DECREASE) INCREASE IN CASH AND TEMPORARY CASH
 INVESTMENTS . . . . . . . . . . . . . . . . . . .       (188.3)        624.1
Cash and temporary cash investments at beginning of
 year. . . . . . . . . . . . . . . . . . . . . . .      1,348.9         724.8
                                                     ----------    ----------
CASH AND TEMPORARY CASH INVESTMENTS AT END OF YEAR   $  1,160.6    $  1,348.9
                                                     ==========    ==========




The accompanying notes are an integral part of the statutory-basis financial statements.

JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

NOTE 1--NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING PRACTICES

John Hancock Mutual Life Insurance Company (the Company) provides a broad range of financial services and insurance products. Pursuant to a Plan of Reorganization, effective February 1, 2000, the Company converted from a mutual life insurance company to a stock life insurance company and became a wholly owned subsidiary of John Hancock Financial Services, Inc., which is a holding company. See Note 15--Subsequent Events.

The Company offers financial products in two major groups: (i) its retail business, which offers protection and asset gathering products primarily to retail consumers; and (ii) the investment and pension business, which offers guaranteed and structured financial products primarily to institutional customers. In addition, there is a corporate business unit. The Company's reportable business units are strategic business units offering different products and services. The reportable business units are managed separately, as they focus on different products, markets or distribution channels.

In the Retail-Protection business unit, the Company offers a variety of individual life insurance and individual and group long-term care insurance products, including participating whole life, term life, and retail and group long-term care insurance. Products are distributed through multiple distribution channels, including insurance agents and brokers and alternative distribution channels that include banks, financial planners, direct marketing and the Internet.

In the Retail-Asset Gathering business unit, the Company offers individual annuities, consisting of fixed deferred annuities, fixed immediate annuities, single premium immediate annuities, and variable annuities. This business unit distributes its products through distribution channels including insurance agents and brokers affiliated with the Company, securities brokerage firms, financial planners, and banks.

In the Investment and Pension business unit, the Company offers a variety of retirement products to qualified defined benefit plans, defined contribution plans and non-qualified buyers. The Company's products include guaranteed investment contracts, funding agreements, single premium annuities, and general account participating annuities and fund type products. These contracts provide non-guaranteed, partially guaranteed, and fully guaranteed investment options through general and separate account products. The business unit distributes its products through a combination of dedicated regional representatives, pension consultants and investment professionals.

The Corporate business unit primarily consists of certain corporate operations and businesses that are either disposed or in run-off. Corporate operations primarily include certain financing activities, income on capital not specifically allocated to the business units and certain non-recurring expenses not allocated to the business units. The disposed businesses primarily consist of group health operations.

The Company established a "corporate account" as part of the Corporate business unit to facilitate the capital management process. The corporate account contains capital not allocated to support the operations of the Company's business units.

Late in the fourth quarter of 1999, the Company transferred certain assets from the business units to the corporate account. These assets include investments in certain subsidiaries and the home office real estate complex (collectively referred to as "corporate purpose assets"). Historically, the Company has allocated the investment performance or other earnings of corporate purpose assets among all of the business units. However, subsequent to the conversion to a stock life insurance company, the Company will centrally manage the performance of corporate purpose assets through the corporate account.

The asset transfer directly affected certain group pension participating contractholders because those contracts have participating features under which crediting rates and dividends are affected directly by portfolio earnings. Certain participating contractholders participate in contract experience related to net investment income and realized capital gains and losses in the general account. These participating contractholders were compensated for transferred assets based on the fair value of the assets transferred, which amounted to $771.7 million. These participating

JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY contractholders were credited with their portion of the difference between the fair value and carrying value of the assets transferred through the crediting rates and dividends on their contracts. The after-tax amount of the transfer was $170.8 million which was charged directly to policyholders' contingency reserve.

The Company is domiciled in the Commonwealth of Massachusetts and licensed in all fifty of the United States, the District of Columbia, Puerto Rico, Guam, the US Virgin Islands, and Canada.

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

Basis of Presentation: The financial statements have been prepared using accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance and in conformity with the practices of the National Association of Insurance Commissioners (NAIC), which practices differ from generally accepted accounting principles (GAAP).

The significant differences from GAAP include: (1) policy acquisition costs are charged to expense as incurred rather than deferred and amortized over the related premium-paying period or future estimated gross profits or gross margins; (2) policy reserves are based on statutory mortality, morbidity, and interest requirements without consideration of withdrawals and Company experience; (3) certain assets designated as "nonadmitted assets" are excluded from the balance sheet by direct charges to surplus; (4) reinsurance recoverables are netted against reserves and claim liabilities rather than reflected as an asset; (5) bonds held as available for sale are recorded at amortized cost or market value as determined by the NAIC rather than at fair value; (6) an Asset Valuation Reserve and Interest Maintenance Reserve as prescribed by the NAIC are not calculated under GAAP. Under GAAP, realized capital gains and losses are reported in the income statement on a pretax basis as incurred and investment valuation allowances are provided when there has been a decline in value deemed other than temporary; (7) investments in affiliates are carried at their net equity value with changes in value being recorded directly to policyholders' contingency reserves rather than consolidated in the financial statements; (8) no provision is made for the deferred income tax effects of temporary differences between book and tax basis reporting; (9) certain items, including modifications to required policy reserves resulting from changes in actuarial assumptions are recorded directly to policyholders' contingency reserves rather than being reflected in income; and (10) surplus notes are reported as surplus rather than as liabilities. The effects of the foregoing variances from GAAP have not been determined, but are presumed to be material.

The significant accounting practices of the Company are as follows:

Pending Statutory Standards: During March 1998, the NAIC adopted codified statutory accounting principles ("Codification") effective January 1, 2001. Codification will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. Codification will require adoption by the various states before it becomes the prescribed statutory basis of accounting for insurance companies domesticated within those states. Accordingly, before Codification becomes effective for the Company, the Commonwealth of Massachusetts must adopt Codification as the prescribed basis of accounting on which domestic insurers must report their statutory-basis results to the Division of Insurance. At this time, it is anticipated that the Commonwealth of Massachusetts will adopt Codification effective January 1, 2001. The impact of any such changes on the Company's statutory surplus is not expected to be material.

JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY

Revenues and Expenses: Premium revenues are recognized over the premium-paying period of the policies whereas expenses, including the acquisition costs of new business, are charged to operations as incurred and policyholder dividends are provided as paid or accrued.

Cash and Temporary Cash Investments: Cash includes currency on hand and demand deposits with financial institutions. Temporary cash investments are short-term, highly liquid investments both readily convertible to known amounts of cash and so near maturity that there is insignificant risk of changes in value because of changes in interest rates.

Valuation of Assets: General account investments are carried at amounts determined on the following bases:

  Bond and stock values are carried as prescribed by the NAIC; bonds generally at amortized amounts or cost, preferred stocks generally at cost and common stocks at fair value. The discount or premium on bonds is amortized using the interest method.

  Investments in affiliates are included on the statutory equity method.

  Loan-backed bonds and structured securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from broker dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except for interest-only securities, which are valued using the prospective method.

  The net interest effect of interest rate and currency rate swap transactions is recorded as an adjustment of interest income as incurred. The initial cost of interest rate cap and floor agreements is amortized to net investment income over the life of the related agreement. Gains and losses on financial futures contracts used as hedges against interest rate fluctuations are deferred and recognized in income over the period being hedged. Net premiums related to equity collar positions are amortized into income on a straight-line basis over the term of the collars. The collars are carried at fair value, with changes in fair value reflected directly in policyholders' contingency reserves.

  Mortgage loans are carried at outstanding principal balance or amortized cost.

  Investment and company-occupied real estate is carried at depreciated cost, less encumbrances. Depreciation on investment and company-occupied real estate is recorded on a straight-line basis. During 1998, the Company made a strategic decision to sell the majority of its commercial real estate portfolio. Properties with a book value of $1,057.3 million and $533.8 million were sold in 1999 and 1998, respectively, and an additional $125.3 million of real estate is expected to be sold in 2000. Net gains on the properties sold amounted to $140.8 million and $64.3 million in 1999 and 1998, respectively. Those properties to be sold subsequent to December 31, 1999 are carried at the lower of depreciated cost at the date a determination to sell was made or fair value. Accumulated depreciation amounted to $254.4 million and $370.0 million at December 31, 1999 and 1998, respectively.

  Real estate acquired in satisfaction of debt and real estate held for sale, which are classified with investment properties, are carried at the lower of cost or fair value.

  Policy loans are carried at outstanding principal balance, not in excess of policy cash surrender value.

  Other invested assets, which are classified with other general account assets, include real estate and energy joint ventures and limited partnerships and generally are valued based on the Company's equity in the underlying net assets.

Asset Valuation and Interest Maintenance Reserves: The Asset Valuation Reserve
(AVR) is computed in accordance with the prescribed NAIC formula and represents a provision for possible fluctuations in the value of

JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY bonds, equity securities, mortgage loans, real estate and other invested assets. The Company historically makes additional contributions to the AVR in excess of the required amounts to account for potential losses and risks in the investment portfolio when the Company believes such provisions are prudent. In connection with the Company's plans to dispose of certain real estate holdings, during 1998, an additional contribution was recorded that resulted in the AVR exceeding the prescribed maximum reserve level by $48.0 million and $111.3 million at December 31, 1999 and 1998, respectively. The Company received permission from the Massachusetts Division of Insurance to record its AVR in excess of the prescribed maximum reserve level. Changes to the AVR are charged or credited directly to policyholders' contingency reserves.

The Company also records the NAIC prescribed Interest Maintenance Reserve (IMR) that represents that portion of the after tax net accumulated unamortized realized capital gains and losses on sales of fixed income securities, principally bonds and mortgage loans, attributable to changes in the general level of interest rates. Such gains and losses are deferred and amortized into income over the remaining expected lives of the investments sold. At December 31, 1999, the IMR, net of 1999 amortization of $51.4 million, amounted to $261.7 million that is included in other policy obligations. The corresponding 1998 amounts were $34.9 million and $261.6 million, respectively.

Property and Equipment: Data processing equipment, which amounted to $29.2 million in 1999 and $31.4 million in 1998 and is included in other general account assets, is reported at depreciated cost, with depreciation recorded on a straight-line basis. Non-admitted furniture and equipment also is depreciated on a straight-line basis. The useful lives of these assets range from three to twenty years. Depreciation expense was $19.7 million in 1999 and $20.1 million in 1998.

Separate Accounts: Separate account assets and liabilities reported in the accompanying statements of financial position represent funds that are separately administered, principally for annuity contracts and variable life insurance policies, and for which the contractholder, rather than the Company, generally bears the investment risk. Separate account obligations are intended to be satisfied from separate account assets and not from assets of the general account. Separate accounts generally are reported at fair value. The operations of the separate accounts are not included in the statement of operations; however, income earned on amounts initially invested by the Company in the formation of new separate accounts is included in other income.

Fair Value Disclosure of Financial Instruments: Statement of Financial Accounting Standards (SFAS) No. 107, "Disclosure about Fair Value of Financial Instruments,'' requires disclosure of fair value information about certain financial instruments, whether or not recognized in the statement of financial position, for which it is practicable to estimate the value. In situations where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. SFAS No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Therefore, the aggregate fair value amounts presented do not represent the underlying value of the Company. See Note 14.

The methods and assumptions utilized by the Company in estimating its fair value disclosures for financial instruments are as follows:

  The carrying amounts reported in the statement of financial position for cash and temporary cash investments approximate their fair values.

  Fair values for public bonds are obtained from an independent pricing service. Fair values for private placement securities and publicly traded bonds not provided by the independent pricing service are estimated by the Company by discounting expected future cash flows using current market rates applicable to the yield, credit quality and maturity of the investments.

JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY

  The fair values for common and preferred stocks, other than subsidiary investments, which are carried at equity values, are based on quoted market prices.

  The fair value for mortgage loans is estimated using discounted cash flow analyses using interest rates adjusted to reflect the credit characteristics of the underlying loans. Mortgage loans with similar characteristics and credit risks are aggregated into qualitative categories for purposes of the fair value calculations.

  The carrying amounts in the statement of financial position for policy loans approximate their fair values.

  Fair values for futures contracts are based on quoted market prices. Fair values for interest rate swap, cap and floor agreements, swaptions, and currency swap agreements and equity collar agreements are based on current settlement values. The current settlement values are based on brokerage quotes that utilize pricing models or formulas using current assumptions.

  The fair value for outstanding commitments to purchase long-term bonds and issue real estate mortgages is estimated using a discounted cash flow method incorporating adjustments for the difference in the level of interest rates between the dates the commitments were made and December 31, 1999. The fair value for commitments to purchase other invested assets approximates the amount of the initial commitment.

  Fair values for the Company's guaranteed investment contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. The fair value for fixed-rate deferred annuities is the cash surrender value, which represents the account value less applicable surrender charges. Fair values for immediate annuities without life contingencies and supplementary contracts without life contingencies are estimated based on discounted cash flow calculations using current market rates.

Capital Gains and Losses: Realized capital gains and losses are determined using the specific identification method. Realized capital gains and losses, net of taxes and amounts transferred to the IMR, are included in net income. Unrealized gains and losses, which consist of market value and book value adjustments, are shown as adjustments to policyholders' contingency reserves.

Foreign Exchange Gains and Losses: Foreign exchange gains and losses are reflected as direct credits or charges to policyholders' contingency reserves through unrealized capital gains and losses.

Policy Reserves: Life, annuity, and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Commonwealth of Massachusetts Division of Insurance. Reserves for traditional individual life insurance policies are maintained using the 1941, 1958 and 1980 Commissioner's Standard Ordinary and American Experience Mortality Tables, with assumed interest rates ranging from 21/2% to 6%, and using principally the net level premium method for policies issued prior to 1978 and a modified preliminary term method for policies issued in 1979 and later. Annuity and supplementary contracts with life contingency reserves are based principally on modifications of the 1937 Standard Annuity Table, the Group Annuity Mortality Tables for 1951, 1971 and 1983, the 1971 Individual Annuity Mortality Table and the a-1983 Individual Annuity Mortality Table, with interest rates generally ranging from 2% to 83/4%.

JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY

Reserves for deposit administration funds and immediate participation guarantee funds are based on accepted actuarial methods at various interest rates. Accident and health policy reserves generally are calculated using either the two-year preliminary term or the net level premium method based on various morbidity tables.

The statement value and fair value for investment-type insurance contracts are as follows:


                                    December 31, 1999     December 31, 1998
                                   --------------------  --------------------
                                   Statement    Fair     Statement     Fair
                                     Value      Value      Value       Value
                                   ---------  ---------  ---------  -----------
                                                 (in millions)
Guaranteed investment contracts    $13,111.6  $12,617.2  $12,666.9   $12,599.7
Fixed rate deferred and immediate
 annuities . . . . . . . . . . .     4,685.7    4,656.9    4,375.0     4,412.2
Supplementary contracts without
 life contingencies  . . . . . .        55.7       55.7       42.7        44.7
                                   ---------  ---------  ---------   ---------
                                   $17,853.0  $17,329.8  $17,084.6   $17,056.6
                                   =========  =========  =========   =========



Federal Income Taxes: Federal income taxes are reported in the financial statements based on amounts determined to be payable as a result of operations within the current accounting period. The operations of the Company and its subsidiaries and affiliates are combined in filing a consolidated federal income tax return for the group. The federal income taxes of the Company are determined on a separate return basis with certain adjustments.

Income before taxes differs from taxable income principally due to tax-exempt investment income, dividends-received tax deductions, the limitation placed on the tax deductibility of mutual companies' policyholder dividends, accelerated depreciation, differences in policy and contract liabilities for tax return and financial statement purposes, capitalization of policy acquisition expenses for tax purposes and other adjustments prescribed by the Internal Revenue Code.

When determining its consolidated federal income tax expense, the Company uses a number of estimated amounts that may change when the actual tax return is completed. In addition, the Company must also use an estimated differential earnings rate (DER) to compute the equity tax portion of its federal income tax expense. Because the Internal Revenue Service sets the DER after completion of the financial statements, a true-up adjustment (i.e., effect of the difference between the estimated and final DER) is necessary.

Amounts for disputed tax issues relating to prior years are charged or credited directly to policyholders' contingency reserves.

The Company made federal tax payments of $115.0 million in 1999 and $74.9 million in 1998.

Adjustments to Policy Reserves and Policyholders' and Beneficiaries' Funds: From time to time, the Company finds it appropriate to modify certain required policy reserves because of changes in actuarial assumptions. Reserve modifications resulting from such determinations are recorded directly to policyholders' contingency reserves. No such refinements were made during 1999 or 1998.

Reinsurance: Premiums, commissions, expense reimbursements, benefits and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums ceded to other companies have been reported as a reduction of premium income. Amounts applicable to reinsurance ceded for future policy benefits, unearned premium reserves and claim liabilities have been reported as reductions of these items.

JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY

NOTE 1--NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING PRACTICES--CONTINUED Guaranty Fund Assessments: Guaranty fund assessments are accrued when the Company receives knowledge of an insurance insolvency.

NOTE 2--SURPLUS NOTES

On February 25, 1994, the Company issued $450 million of surplus notes that bear interest at7 3/8% and are scheduled to mature on February 15, 2024. The issuance of the surplus notes was approved by the Commonwealth of Massachusetts and any payment of interest on and principal of the notes may be made only with the prior approval of the Commissioner of Insurance of the Commonwealth of Massachusetts. Surplus notes are reported as part of policyholders' contingency reserves rather than liabilities. Interest of $33.2 million was paid on the notes during 1999 and 1998.

NOTE 3--BORROWED MONEY

At December 31, 1999, the Company had two syndicated lines of credit with a group of banks totaling $1.0 billion, $500.0 million of which expire on July 29, 2000 and $500.0 million of which expire on June 30, 2001. The banks will commit, when requested, to loan funds at prevailing interest rates as determined in accordance within each line of credit agreement. Under the terms of the agreements, the Company is required to maintain certain minimum levels of net worth and comply with certain other covenants, which were met at December 31, 1999. At December 31, 1999, the Company had no outstanding borrowings under either agreement.

Interest paid on borrowed money was $7.9 million and $6.6 million during 1999 and 1998, respectively.

NOTE 4--NET INVESTMENT INCOME

Investment income has been reduced by the following amounts:


                                                         1999      1998
                                                        -------  ---------
                                                         (In millions)
Investment expenses . . . . . . . . . . . . . . . . .   $277.1    $317.5
Interest expense  . . . . . . . . . . . . . . . . . .     41.4      44.3
Depreciation on real estate and other invested assets     22.9      41.6
Real estate and other investment taxes  . . . . . . .     41.8      60.1
                                                        ------    ------
                                                        $383.2    $463.5
                                                        ======    ======



NOTE 5--NET CAPITAL GAINS (LOSSES) AND OTHER ADJUSTMENTS

Net realized capital gains consist of the following items:


                                               1999       1998
                                              --------  ----------
                                                (In millions)
Net gains from asset sales and foreclosures   $ 260.3    $ 303.3
Capital gains tax . . . . . . . . . . . . .    (179.8)    (171.7)
Net capital gains transferred to the IMR  .     (51.5)    (130.9)
                                              -------    -------
  Net Realized Capital Gains  . . . . . . .   $  29.0    $   0.7
                                              =======    =======

JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY

NOTE 5--NET CAPITAL GAINS (LOSSES) AND OTHER ADJUSTMENTS--CONTINUED
Net unrealized capital losses and other adjustments consist of the following items:


                                                             1999       1998
                                                            --------  ----------
                                                              (In millions)
Net losses from changes in security values and book value
 adjustments. . . . . . . . . . . . . . . . . . . . . . .   $(193.7)   $ (90.6)
Decrease (increase) in asset valuation reserve  . . . . .      46.7     (123.9)
                                                            -------    -------
Net Unrealized Capital Losses and Other Adjustments . . .   $(147.0)    (214.5)
                                                            =======    =======



NOTE 6--INVESTMENTS

The statement value and fair value of bonds are shown below:


                                             Gross       Gross
                                Statement  Unrealized  Unrealized
      December 31, 1999           Value      Gains       Losses     Fair Value
      -----------------         ---------  ----------  ----------  ------------
                                                (In millions)
U.S. Treasury securities and
 obligations of U.S.
 government corporations and
 agencies . . . . . . . . . .   $   162.3   $    0.4    $    2.5    $   160.2
Obligations of states and
 political subdivisions . . .       111.3        6.6         4.4        113.5
Debt securities issued by
 foreign governments  . . . .       510.0       56.4         7.0        559.4
Corporate securities  . . . .    20,460.3      587.1       970.8     20,076.6
Mortgage-backed securities  .     4,944.2       22.1       167.7      4,798.6
                                ---------   --------    --------    ---------
  Total bonds . . . . . . . .   $26,188.1   $  672.6    $1,152.4    $25,708.3
                                =========   ========    ========    =========

      December 31, 1998
      ----------------
U.S. Treasury securities and
 obligations of U.S.
 government corporations and
 agencies . . . . . . . . . .   $   123.3   $    5.9    $    0.0    $   129.2
Obligations of states and
 political subdivisions . . .        86.4        9.9         0.0         96.3
Debt securities issued by
 foreign governments  . . . .       264.5       29.4         8.2        285.7
Corporate securities  . . . .    18,155.4    1,567.7       294.4     19,428.7
Mortgage-backed securities  .     4,723.4      181.2         5.2      4,899.4
                                ---------   --------    --------    ---------
  Total bonds . . . . . . . .   $23,353.0   $1,794.1    $  307.8    $24,839.3
                                =========   ========    ========    =========



The statement value and fair value of bonds at December 31, 1999, by contractual maturity, are shown below. Maturities will differ from contractual maturities because eligible borrowers may exercise their right to call or prepay obligations with or without call or prepayment penalties.


                                         Statement     Fair
                                           Value       Value
                                         ---------  -----------
                                            (In millions)
Due in one year or less  . . . . . . .   $ 1,515.9   $ 1,513.2
Due after one year through five years      5,876.1     5,871.2
Due after five years through ten years     6,801.3     6,684.9
Due after ten years  . . . . . . . . .     7,050.6     6,840.4
                                         ---------   ---------
                                          21,243.9    20,909.7
Mortgage-backed securities . . . . . .     4,944.2     4,798.6
                                         ---------   ---------
                                         $26,188.1   $25,708.3
                                         =========   =========

JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY

Gross gains of $99.1 million in 1999 and $126.4 million in 1998 and gross losses of $94.4 million in 1999 and $62.3 million in 1998 were realized from the sale of bonds.

At December 31, 1999, bonds with an admitted asset value of $26.6 million were on deposit with state insurance departments to satisfy regulatory requirements.

The cost of common stocks was $345.3 million and $258.4 million at December 31, 1999 and 1998, respectively. At December 31, 1999, gross unrealized appreciation on common stocks totaled $177.7 million, and gross unrealized depreciation totaled $64.6 million. The fair value of preferred stock totaled $926.7 million at December 31, 1999 and $832.4 million at December 31, 1998.

The Company participates in a security-lending program for the purpose of enhancing income on securities held. At December 31, 1999 and 1998, $277.7 million and $421.5 million, respectively, of the Company's bonds and stocks were on loan to various brokers/dealers, but were fully collateralized by cash and U.S. government securities in an account held in trust for the Company. Such assets reflect the extent of the Company's involvement in securities lending, not the Company's risk of loss.

Mortgage loans with outstanding principal balances of $19.3 million, bonds with amortized cost of $54.4 million and real estate with depreciated cost of $9.9 million were non-income as of December 31, 1999.

Restructured commercial mortgage loans aggregated $120.3 million and $230.5 million as of December 31, 1999 and 1998, respectively. The expected gross interest income that would have been recorded had the loans been current in accordance with the original loan agreements and the actual interest income recorded were as follows:


                                             Year ended December 31
                                            -----------------------
                                               1999          1998
                                            -----------  -------------
                                                 (In millions)
Expected  . . . . . . . . . . . . . . . .      $10.8         $22.5
Actual  . . . . . . . . . . . . . . . . .        6.9          11.6



Generally, the terms of the restructured mortgage loans call for the Company to receive some form or combination of an equity participation in the underlying collateral, excess cash flows or an effective yield at the maturity of the loans sufficient to meet the original terms of the loans.

At December 31, 1999, the mortgage loan portfolio was diversified by geographic region and specific collateral property type as displayed below. The Company controls credit risk through credit approvals, limits and monitoring procedures.

JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY

                          Statement          Geographic            Statement
    Property Type           Value           Concentration            Value
    -------------       -------------       -------------       ---------------
                        (In millions)                            (In millions)
Apartments  . . . . .     $1,809.1     East North Central . .      $1,039.8
Hotels  . . . . . . .        404.0     East South Central . .         289.7
Industrial  . . . . .        816.8     Middle Atlantic  . . .       1,657.5
Office buildings  . .      2,309.1     Mountain . . . . . . .         326.7
Retail  . . . . . . .      1,619.4     New England  . . . . .         836.1
1-4 Family  . . . . .          3.4     Pacific  . . . . . . .       2,025.0
Agricultural  . . . .      1,803.6     South Atlantic . . . .       1,823.5
Other . . . . . . . .        400.5     West North Central . .         362.7
                                       West South Central . .         701.9
                                       Other  . . . . . . . .         103.0
                          --------                                 --------
                          $9,165.9                                 $9,165.9
                          ========                                 ========



At December 31, 1999, the fair values of the commercial and agricultural mortgage loan portfolios were $7.2 billion and $1.8 billion, respectively. The corresponding amounts as of December 31, 1998 were approximately $7.3 billion and $1.3 billion, respectively.

The maximum and minimum lending rates for mortgage loans during 1999 were 14.24% and 6.84% for agricultural loans, 9.0% and 6.50% for other properties, and 10.0% and 7.125% for purchase money mortgages. Generally, the percentage of any loan to the value of security at the time of the loan, exclusive of insured, guaranteed or purchase money mortgages, is 75%. For city mortgages, fire insurance is carried on all commercial and residential properties at least equal to the excess of the loan over the maximum loan which would be permitted by law on the land without the building, except as permitted by regulations of the Federal Housing Commission on loans fully insured under the provisions of the National Housing Act. For agricultural mortgage loans, fire insurance is not normally required on land based loans except in those instances where a building is critical to the farming operation. Fire insurance is required on all agri-business facilities in an aggregate amount equal to the loan balance.

NOTE 7--REINSURANCE

Premiums, benefits and reserves associated with reinsurance assumed in 1999 were $673.5 million, $42.8 million, and $153.1 million, respectively. The corresponding amounts in 1998 were $784.0 million, $310.0 million, and $7.7 million, respectively.

The Company cedes business to reinsurers to share risks under life, health and annuity contracts for the purpose of reducing exposure to large losses. Premiums, benefits and reserves ceded to reinsurers in 1999 were $1,018.3 million, $488.5 million and $823.7 million, respectively. The corresponding amounts in 1998 were $873.9 million, $772.5 million and $712.2 million, respectively.

Premiums, benefits, and reserves ceded related to the group accident and health and related group life business sold in 1997, included in the amounts above, were $463.9 million, $449.0 million, and $231.7 million, respectively, at December 31, 1999. The corresponding amounts in 1998 were $458.2 million, $481.2 million, and $238.6 million, respectively.

JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY

NOTE 7--REINSURANCE--CONTINUED
Amounts recoverable on paid claims and funds withheld from reinsurers were as follows:


                                              December 31
                                            --------------
                                             1999      1998
                                            -------  --------
                                             (In millions)
Reinsurance recoverables  . . . . . . . .   $ 27.5    $18.6
Funds withheld from reinsurers  . . . . .    227.3     49.5



The Company has a coinsurance agreement with another insurer to cede 100% of its individual disability business. Reserves ceded under this agreement, included in the amount shown above, were $245.7 million at December 31, 1999 and $251.1 million at December 31, 1998.

John Hancock Variable Life Insurance Company (Variable Life, a wholly-owned affiliate) has a modified coinsurance agreement with the Company to reinsure 50% of Variable Life's 1994 through 1999 issues of flexible premium variable life insurance and scheduled premium variable life insurance policies. In connection with this agreement, the Company transferred $44.5 million and $4.9 million of cash to Variable Life in 1999 and 1998, respectively, for tax, commission, and expense allowances to Variable Life, which decreased the Company's net gain from operations by $20.6 million and $22.2 million in 1999 and 1998, respectively.

Variable Life also has a modified coinsurance agreement with the Company to reinsure 50% of Variable Life's 1995 inforce block and 50% of 1996 and all future issue years of certain retail annuity contracts. In connection with this agreement, the Company made a net cash payment of $40.0 million and $12.7 million in 1999 and 1998, respectively, for surrender benefits, taxes, reserve increase, commission expense allowances and premiums. This agreement decreased the Company's net gain from operations by $26.9 million and $8.4 million in 1999 and 1998, respectively.

Effective January 1, 1997, Variable Life entered into a stop-loss agreement with the Company to reinsure mortality claims in excess of 110% of expected mortality claims in 1999 and 1998 for all policies that are not reinsured under any other indemnity agreement. In connection with the agreement, the Company received $0.8 million and $1.0 million in 1999 and 1998, respectively, for mortality claims from Variable Life. This agreement increased the Company's net gain from operations in both 1999 and 1998 by $0.5 million.

John Hancock Reassurance Company of Bermuda (JHReCo, a wholly-owned affiliate) has a modified coinsurance agreement with the Company to reinsure 50% of the Company's 1997 through 1999 issues of retail long-term care insurance policies. In connection with this agreement, the Company transferred $22.6 million and $1.9 million of cash to JHReCo in 1999 and 1998, respectively, for tax, commission, and expense allowances to JHReCo. This agreement increased the Company's net gain from operations by $17.4 million and $11.7 million in 1999 and 1998, respectively.

JHReCo has a modified coinsurance agreement with the Company to reinsure 30% of the Company's issues prior to January 1, 1997 and 50% of the Company's 1997 through 1999 issues of group long-term care insurance policies. In connection with this agreement, the Company transferred $49.9 million and $38.0 million of cash to JHReCo in 1999 and 1998, respectively, for tax, commission, and expense allowances to JHReCo. This agreement increased the Company's net gain from operations by $3.6 million and $3.9 million in 1999 and 1998, respectively.

JHReCo also has a modified coinsurance agreement with the Company to reinsure 50% of one of the Company's single premium annuity contracts sold in 1999. Premiums, benefits, and reserves ceded to JHReCo in 1999 were

JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY

NOTE 7--REINSURANCE--CONTINUED
$169.4 million, $15.6 million and $166.1 million, respectively. This agreement increased the Company's net gain from operations by $12.6 million in 1999.

On February 28, 1997, the Company sold a major portion of its group insurance business to UNICARE Life & Health Insurance Company (UNICARE), a wholly owned subsidiary of WellPoint Health Networks Inc. The business sold includes the Company's group accident and health business and related group life business and Cost Care, Inc., Hancock Association Services Group and Tri-State, Inc., all indirect wholly-owned subsidiaries of the Company. The Company retained its group long-term care operations. Assets equal to liabilities of approximately $562.4 million at February 28, 1997 were transferred to UNICARE in connection with the sale. The insurance business sold was transferred to UNICARE through a 100% coinsurance agreement.

The Company has secured a $397.0 million letter of credit facility with a group of banks. The banks have agreed to issue a letter of credit to the Company pursuant to which the Company may draw up to $397.0 million for any claims not satisfied by UNICARE under the coinsurance agreement after the Company has incurred the first $113.0 million of losses from such claims. The amount available pursuant to the letter of credit agreement and any letter of credit issued thereunder will be automatically reduced on a scheduled basis consistent with the anticipated runoff of liabilities related to the business reinsured under the coinsurance agreement. The letter of credit and any letter of credit issued thereunder are scheduled to expire on March 1, 2002. The Company remains liable to its policyholders to the extent that UNICARE does not meet its contractual obligations under the coinsurance agreement.

Through the Company's group health insurance operations, the Company entered into a number of reinsurance arrangements in respect of personal accident insurance and the occupational accident component of workers compensation insurance, a portion of which was originated through a pool managed by Unicover Managers, Inc. Under these arrangements, the Company both assumed risks as a reinsurer, and also passed 95% of these risks on to other companies. This business had originally been reinsured by a number of different companies, and has become the subject of widespread disputes. The disputes concern the placement of the business with reinsurers and recovery of the reinsurance. The Company is engaged in disputes, including a number of legal proceedings, in respect of this business. The risk to the Company is that other companies that reinsured the business from the Company may seek to avoid their reinsurance obligations. However, the Company believes that it has a reasonable legal position in this matter. During the fourth quarter of 1999 and early 2000, the Company received additional information about its exposure to losses under the various reinsurance programs. As a result of this additional information and in connection with global settlement discussions initiated in late 1999 with other parties involved in the reinsurance programs, during the fourth quarter the Company recognized a charge to policyholders' contingency reserves for uncollectible reinsurance of $186.1 million, aftertax, as its best estimate of its remaining loss exposure. The Company believes that any exposure to loss from this issue, in addition to amounts already provided for as of December 31, 1999, would not be material.

Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet its obligations for reinsurance ceded to it under the reinsurance agreements. Failure of the reinsurers to honor their obligations could result in losses to the Company; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar characteristics of the insurer.

Neither the Company, nor any of its related parties, controls, either directly or indirectly, any external reinsurers with which the Company conducts business. No policies issued by the Company have been reinsured with a foreign

JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY company which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance.

The Company has not entered into any reinsurance agreements in which the reinsurer may unilaterally cancel any reinsurance for reasons other than nonpayment of premiums or other similar credits. The Company does not have any reinsurance agreements in effect in which the amount of losses paid or accrued through December 31, 1999 would result in a payment to the reinsurer of amounts which, in the aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceed the total direct premiums collected under the reinsured policies.

NOTE 8--BENEFITS PLANS AND OTHER POSTRETIREMENT BENEFIT PLANS

The Company provides pension benefits to substantially all employees and general agency personnel. These benefits are provided through both qualified defined benefit and defined contribution pension plans. In addition, through nonqualified plans, the Company provided supplemental pension benefits to employees with salaries and/ or pension benefits in excess of the qualified plan limits imposed by federal tax law. Pension benefits under the defined benefit plans are based on years of service and average compensation generally during the five years prior to retirement. Benefits related to the Company's defined benefit pension plans paid to employees and retirees covered by annuity contracts issued by the Company amounted to $97.6 million in 1999 and $92.6 million in 1998. Plan assets consist principally of listed equity securities, corporate obligations and U.S. government securities.

The Company's funding policy for qualified defined benefit plans is to contribute annually an amount in excess of the minimum annual contribution required under the Employee Retirement Income Security Act (ERISA). This amount is limited by the maximum amount that can be deducted for federal income tax purposes. Because the qualified defined benefit plans are overfunded, no amounts were contributed to these plans in 1999 or 1998. The funding policy for nonqualified defined benefit plans is to contribute the amount of the benefit payments made during the year. The projected benefit obligation and accumulated benefit obligation for the non-qualified defined benefit pension plans, which are underfunded, for which accumulated benefit obligations are in excess of plan assets were $257.4 million and $239.3 million, respectively, at December 31, 1999 and $221.3 million and $194.8 million, respectively, at December 31, 1998. Non-qualified plan assets, at fair value, were $1.0 million and $1.2 million at December 31, 1999 and 1998, respectively.

Defined contribution plans include The Investment Incentive Plan (TIP) and the Savings and Investment Plan (SIP). Employees are eligible to participate in TIP after one year of service and may contribute up to the lesser of 15% of their salary or $10,000 annually to the plan. The Company matches the first 2% of pre-tax contributions and makes an additional annual profit sharing contribution for employees who have completed at least two years of service. Through SIP, marketing representatives, sales managers and agency managers are eligible to contribute up to the lesser of 13% of their salary or $10,000. The Company matches the first 3% of pre-tax contributions for marketing representatives and the first 2% of pre-tax contributions for sales managers and agency managers. The Company makes an annual profit sharing contribution of up to 1% for sales managers and agency managers who have completed at least two years of service. The expense for defined contribution plans was $8.5 million and $8.1 million in 1999 and 1998, respectively.

Since 1988, the Massachusetts Division of Insurance has provided the Company with approval to recognize the pension plan prepaid expense, if any, in accordance with the requirements of SFAS No. 87, "Employers' Accounting for Pensions." The Company furnishes the Division of Insurance with an actuarial certification of the prepaid expense computation on an annual basis.

JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY

In addition to the Company's defined benefit pension plans, the Company has employee welfare plans for medical, dental, and life insurance covering most of its retired employees and general agency personnel. Substantially all employees may become eligible for these benefits if they reach retirement age while employed by the Company. The postretirement health care and dental coverages are contributory based on service for post January 1, 1992 non-union retirees. A small portion of pre-January 1, 1992 non-union retirees also contribute. The applicable contributions are based on service.

In 1993, the Company changed its method of accounting for the costs of its retiree benefit plans to the accrual method and elected to amortize its transition liability for retirees and fully eligible or vested employees over twenty years.

The Company's policy is to fund postretirement benefits in amounts at or below the annual tax qualified limits. As of December 31, 1999 and 1998, plan assets related to non-union employees were comprised of an irrevocable health insurance contract to provide future health benefits to retirees. Plan assets related to union employees were comprised of approximately 70% equity securities and 30% fixed income investments.

The changes in benefit obligation and plan assets are summarized as follows:


                                           Year ended December 31
                                 -------------------------------------------
                                    Pension Benefits        Other Benefits
                                 -----------------------   -----------------
                                    1999         1998       1999       1998
                                 -----------  -----------  --------  ----------
                                                (In millions)
Change in benefit obligation:
Benefit obligation at beginning
 of year . . . . . . . . . . .    $1,808.4     $1,704.0    $ 366.9    $ 381.0
Service cost . . . . . . . . .        33.8         32.8        6.6        6.8
Interest cost  . . . . . . . .       119.0        115.5       23.9       24.4
Actuarial loss/(gain)  . . . .        30.7         55.5       (0.3)     (16.8)
Amendments . . . . . . . . . .        19.9          0.0        0.0        0.0
Benefits paid  . . . . . . . .      (106.5)       (99.4)     (29.0)     (28.5)
                                  --------     --------    -------    -------
Benefit obligation at end of
 year. . . . . . . . . . . . .     1,905.3      1,808.4      368.1      366.9
                                  --------     --------    -------    -------
Change in plan assets:
Fair value of plan assets at
 beginning of year . . . . . .     2,202.2      1,995.5      215.2      172.7
Actual return on plan assets .       277.7        296.1       17.7       39.9
Employer contribution  . . . .        10.9         10.0        0.0        2.6
Benefits paid  . . . . . . . .      (106.5)       (99.4)       0.0        0.0
                                  --------     --------    -------    -------
Fair value of plan assets at
 end of year . . . . . . . . .     2,384.3      2,202.2      232.9      215.2
                                  --------     --------    -------    -------
Funded status  . . . . . . . .       479.0        393.8     (135.2)    (151.7)
Unrecognized actuarial loss  .      (349.7)      (292.0)    (155.7)    (163.0)
Unrecognized prior service cost       39.1         23.1       16.0       17.8
Unrecognized net transition
 (asset) obligation  . . . . .       (11.8)       (23.9)     273.3      294.3
                                  --------     --------    -------    -------
Net amount recognized  . . . .    $  156.6     $  101.0    $  (1.6)   $  (2.6)
                                  --------     --------    -------    -------

JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY

The assumptions used in accounting for the benefit plans were as follows:


                                             Year ended December 31
                                   ----------------------------------------
                                       Pension Benefits       Other Benefits
                                   -----------------------   ---------------
                                      1999         1998       1999      1998
                                   -----------  -----------  -------  ---------
Discount rate  . . . . . . . . .      7.00%        6.75%      7.00%     6.75%
Expected return on plan assets .      8.50%        8.50%      8.50%     8.50%
Rate of compensation increase  .      4.77%        4.56%      4.77%     4.00%



For measurement purposes, a 5.50 percent annual rate of increase in the per capita cost of covered health care benefits was assumed for 2000. The rate was assumed to decrease gradually to 5.25 percent in 2001 and remain at that level thereafter.

Net periodic benefit (credit) cost includes the following components:


                                            Year ended December 31
                                   -----------------------------------------
                                      Pension Benefits       Other Benefits
                                   -----------------------   ---------------
                                      1999         1998       1999      1998
                                   -----------  -----------  -------  ---------
                                                 (In millions)
Service cost . . . . . . . . . .    $  33.8      $  32.8     $  6.6    $  6.8
Interest cost  . . . . . . . . .      119.0        115.5       23.9      24.4
Expected return on plan assets .     (182.9)      (165.6)     (18.2)    (39.9)
Amortization of transition
 (assets) obligation . . . . . .      (12.1)       (11.6)      21.0      20.9
Amortization of prior service
 cost. . . . . . . . . . . . . .        3.9          6.5        1.8       1.9
Recognized actuarial (gain) loss       (6.3)        (2.6)      (7.1)     19.0
                                    -------      -------     ------    ------
  Net periodic benefit (credit)
    cost . . . . . . . . . . . .    $ (44.6)     $ (25.0)    $ 28.0    $ 33.1
                                    =======      =======     ======    ======



Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage point change in assumed health care cost trend rates would have the following effects:


                                       1-Percentage Point   1-Percentage Point
                                            Increase             Decrease
                                       ------------------  --------------------
                                                   (In millions)
Effect on total of service and
 interest costs  . . . . . . . . . .         $ 2.9               $ (2.6)
Effect on postretirement benefit
 obligations . . . . . . . . . . . .          29.0                (26.1)



NOTE 9--AFFILIATES


The Company has subsidiaries and affiliates in a variety of industries including domestic and foreign life insurance and domestic property casualty insurance, real estate, mutual funds, investment brokerage and various other financial service entities.

Total assets of unconsolidated majority-owned affiliates amounted to $16.0 billion at December 31, 1999 and $13.8 billion at December 31, 1998; total liabilities amounted to $14.5 billion at December 31, 1999 and $12.5 billion at December 31, 1998; and total net income was $99.5 million in 1999 and $148.5 million in 1998.

The Company customarily engages in transactions with its unconsolidated affiliates, including the cession and assumption of certain insurance business under the terms of established reinsurance agreements (See Note 7).

JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY

NOTE 9--AFFILIATES--CONTINUED
Various services are performed by the Company for certain affiliates for which the Company is reimbursed on the basis of cost. Certain affiliates have entered into various financial arrangements relating to borrowings and capital maintenance under which agreements the Company would be obligated in the event of nonperformance by an affiliate (see Note 13).

The Company received dividends of $129.0 million and $62.2 million in 1999 and 1998, respectively, from unconsolidated affiliates.

NOTE 10--FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK

The notional amounts, carrying values and estimated fair values of the Company's derivative instruments are as follows at December 31:


                                                          Assets (Liabilities)
                         Number of Contracts/  ----------------------------------------
                           Notional Amounts             1999                 1998
                        ---------------------   --------------------- -----------------
                                                 Carrying     Fair     Carrying   Fair
                           1999        1998       Value      Value      Value     Value
                        ----------  ----------  ----------  ---------  -------- ----------
                                                  (In millions)
Futures contracts to
 sell securities  . .    $ 18,805    $ 11,286     $31.5      $ 31.5     $(3.1)   $  (3.1)
Futures contracts to
 acquire securities .       4,006       1,464      (0.9)       (0.9)     (0.3)      (0.3)
Interest rate swap
 agreements . . . . .     9,194.0     7,684.0        --       (27.2)       --     (159.1)
Interest rate cap
 agreements . . . . .       115.0       115.0       0.2         0.2       0.4        0.4
Interest rate floor
 agreements . . . . .       125.0       125.0       0.1         0.1       0.7        0.7
Interest rate swaption
 agreements . . . . .        30.0         0.0      (3.6)       (3.6)       --        0.0
Currency rate swap
 agreements . . . . .     5,797.0     2,881.5        --       (44.8)       --       16.2
Equity collar
 agreements . . . . .          --          --      53.0        53.0      28.6       28.6



Financial futures contracts are used principally to hedge risks associated with interest rate fluctuations on sales of guaranteed investment contracts. The Company is subject to the risks associated with changes in the value of the underlying securities; however, such changes in value generally are offset by opposite changes in the value of the hedged items. The contracts or notional amounts of the contracts represent the extent of the Company's involvement but not the future cash requirements, as the Company intends to close the open positions prior to settlement. The futures contracts expire in 2000.

The Company uses futures contracts, interest rate swap, cap and floor agreements, swaptions, and currency rate swap agreements for other than trading purposes to hedge and manage its exposure to changes in interest rate levels, foreign exchange rate fluctuations and to manage duration mismatch of assets and liabilities.

The Company invests in common stock that is subject to fluctuations from market value changes in stock prices. The Company sometimes seeks to reduce its market exposure to such holdings by entering into equity collar agreements. A collar consists of a call that limits the Company's potential for gain from appreciation in the stock price as well as a put that limits the Company's loss potential from a decline in the stock price.

The interest rate swap agreements expire in 2000 to 2029. The interest rate cap agreements expire in 2000 to 2008. Interest rate floor agreements expire in 2003. Interest rate swaption agreements expire in 2025. The currency rate swap agreements expire in 2000 to 2021. The equity collar agreements expire in 2003.

The Company's exposure to credit risk is the risk of loss from counterparty failing to perform to the terms of the contract. The Company continually monitors its position and the credit ratings of the counterparties to these

JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY derivative instruments. To limit exposure associated with counterparty nonperformance on interest rate and currency swap agreements, the Company enters into master netting agreements with its counterparties. The Company believes the risk of incurring losses due to nonperformance by its counterparties is remote and that such losses, if any, would be immaterial. Futures contracts trade on organized exchanges and, therefore, have minimal credit risk.

NOTE 11--LEASES

The Company leases office space and furniture and equipment under various operating leases including furniture and equipment leased under a series of sales-leaseback agreements with a nonaffiliated organization. Rental expense for all operating leases totaled $24.3 million in 1999 and $26.2 million in 1998. Future minimum rental commitments under noncancellable operating leases for office space and furniture and equipment are as follows:


                                                 December 31, 1999
                                                -------------------
                                                   (In millions)
2000  . . . . . . . . . . . . . . . . . . . .          $19.1
2001  . . . . . . . . . . . . . . . . . . . .           15.9
2002  . . . . . . . . . . . . . . . . . . . .           12.8
2003  . . . . . . . . . . . . . . . . . . . .            8.9
2004  . . . . . . . . . . . . . . . . . . . .            5.3
Thereafter  . . . . . . . . . . . . . . . . .            7.0
                                                       -----
Total minimum payments  . . . . . . . . . . .          $69.0
                                                       =====



NOTE 12--POLICY RESERVES, POLICYHOLDERS' AND BENEFICIARIES' FUNDS AND OBLIGATIONS RELATED TO SEPARATE ACCOUNTS

The Company's annuity reserves and deposit fund liabilities and related separate account liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:


                                                  December 31, 1999   Percent
                                                  -----------------  ----------
                                                    (In millions)
Subject to discretionary withdrawal (with
 adjustment):
  With market value adjustment  . . . . . . . .      $ 1,126.3           2.8%
  At book value less surrender charge . . . . .        2,845.0           7.1
                                                     ---------         -----
  Total with adjustment . . . . . . . . . . . .        3,971.3           9.9
  Subject to discretionary withdrawal (without
    adjustment) at book
    value . . . . . . . . . . . . . . . . . . .        1,535.8           3.8
  Subject to discretionary withdrawal--separate
    accounts. . . . . . . . . . . . . . . . . .       14,287.3          35.4
Not subject to discretionary withdrawal:
  General account . . . . . . . . . . . . . . .       19,320.6          48.0
  Separate accounts . . . . . . . . . . . . . .        1,175.7           2.9
                                                     ---------         -----
Total annuity reserves, deposit fund liabilities
 and separate accounts--before reinsurance  . .       40,290.7         100.0%
                                                                       =====
Less reinsurance ceded  . . . . . . . . . . . .           (0.1)
                                                     ---------
Net annuity reserves, deposit fund liabilities
 and separate accounts  . . . . . . . . . . . .      $40,290.6
                                                     =========

JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY

NOTE 12--POLICY RESERVES, POLICYHOLDERS' AND BENEFICIARIES' FUNDS AND OBLIGATIONS RELATED TO SEPARATE ACCOUNTS--CONTINUED
Any liquidation costs associated with the $14.3 billion of separate accounts subject to discretionary withdrawal are sustained by the separate account contractholders and not by the general account.

NOTE 13--COMMITMENTS AND CONTINGENCIES

The Company has extended commitments to purchase long-term bonds, preferred and common stocks, and other invested assets and issue real estate mortgages totaling $706.7 million, $6.0 million, $281.1 million and $194.6 million, respectively, at December 31, 1999. If funded, loans related to real estate mortgages would be fully collateralized by related properties. The Company monitors the credit worthiness of borrowers under long-term bond commitments and requires collateral as deemed necessary. The estimated fair value of the commitments described above is $1.2 billion at December 31, 1999. The majority of these commitments expire in 2000.

During 1996, the Company entered into a credit support and collateral pledge agreement with the Federal National Mortgage Association (FNMA). Under the agreement, the Company sold $532.8 million of commercial mortgage loans and acquired an equivalent amount of FNMA securities. The Company completed similar transactions with FNMA in 1991 for $1.042 billion and in 1993 for $71.9 million. FNMA is guarantying the full face value of the bonds of the three transactions to the bondholders. However, the Company has agreed to absorb the first 12.25% of the principal and interest losses (less buy-backs) for the pools of loans involved in the three transactions, based on the total outstanding principal balance of $1.036 billion as of July 1, 1996, but is not required to commit collateral to support this loss contingency. At December 31, 1999, the aggregate outstanding principal balance of all the remaining pools of loans from 1991, 1993, and 1996 was $493.4 million.

Historically, the Company has experienced losses of less than one percent on its multi-family mortgage portfolio. Mortgage loan buy-backs required by the FNMA in 1999 and 1998 amounted to $3.4 million and $4.6 million, respectively.

During 1996, the Company entered into a credit support and collateral pledge agreement with the Federal Home Loan Mortgage Corporation (FHLMC). Under the agreement, the Company sold $535.3 million of multi-family loans and acquired an equivalent amount of FHLMC securities. FHLMC is guarantying the full face value of the bonds to the bondholders. However, the Company has agreed to absorb the first 10.5% of original principal and interest losses (less buy-backs) for the pool of loans involved but is not required to commit collateral to support this loss contingency. Historically, the Company has experienced total losses of less than one percent on its multi-family loan portfolio. At December 31, 1999, the aggregate outstanding principal balance of the pools of loans was $365.2 million. There were no mortgage loans buy-backs in 1999 and 1998.

The Company has a support agreement with Variable Life under which the Company agrees to continue directly or indirectly to own all of Variable Life's common stock and maintain Variable Life's net worth at not less than $1 million.

The Company has a support agreement with John Hancock Capital Corporation
(JHCC), a non-consolidated wholly-owned subsidiary, under which the Company agrees to continue directly or indirectly to own all of JHCC's common stock and maintain JHCC's net worth at not less than $1 million. JHCC's outstanding borrowings as of December 31, 1999 were $380.6 million for short-term borrowings and $163.0 million for notes payable.

The Company is subject to insurance guaranty fund laws in the states in which it does business. These laws assess insurance companies' amounts to be used to pay benefits to policyholders and claimants of insolvent insurance

JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY companies. Many states allow these assessments to be credited against future premium taxes. The Company believes such assessments in excess of amounts accrued will not materially affect its financial position.

In the normal course of its business operations, the Company is involved with litigation from time to time with claimants, beneficiaries and others, and a number of litigation matters were pending as of December 31, 1999. It is the opinion of management, after consultation with counsel, that the ultimate liability with respect to these claims, if any, will not materially affect the financial position or results of operations of the Company.

During 1997, the Company entered into a court-approved settlement relating to a class action lawsuit involving certain individual life insurance policies sold from 1979 through 1996. In entering into the settlement, the Company specifically denied any wrongdoing. The reserve held in connection with the settlement to provide relief to class members and for legal and administrative costs associated with the settlement amounted to $322.8 million and $283.8 million at December 31, 1999 and 1998, respectively. Costs incurred related to the settlement were $91.1 million and $150.0 million in 1999 and 1998, respectively, which were charged directly to policyholders' contingency reserves. The estimated reserve is based on a number of factors, including the estimated number of claims, the expected type of relief to be sought by class members (general relief or alternative dispute resolution), the estimated cost per claim and the estimated costs to administer the claims.

During 1999, the Company transferred $194.9 million of reserves related to the settlement to Variable Life representing Variable Life's share of the settlement. The Company also contributed $194.9 million of capital to Variable Life during 1999. If Variable Life's share of the settlement increases, the Company will contribute additional capital to Variable Life so that Variable Life's total stockholder's equity would not be impacted.

During 1996, management determined that it was probable that a settlement would occur and that a minimum loss amount could be reasonably estimated. Accordingly, the Company recorded its best estimate based on the information available at the time. The terms of the settlement agreement were negotiated throughout 1997 and approved by the court on December 31, 1997. In accordance with the terms of the settlement agreement, the Company contacted class members during 1998 to determine the actual type of relief to be sought by class members. The majority of the responses from class members were received by the fourth quarter of 1998. The type of relief sought by class members differed from the Company's previous estimates, primarily due to additional outreach activities by regulatory authorities during 1998 encouraging class members to consider alternative dispute resolution relief. In 1999, the Company updated its estimate of the cost of claims subject to alternative dispute resolution relief and revised its reserve estimate accordingly.

Given the uncertainties associated with estimating the reserve, it is reasonably possible that the final cost of the settlement could differ materially from the amounts presently provided for by the Company. The Company will continue to update its estimate of the final cost of the settlement as the claims are processed and more specific information is developed, particularly as the actual cost of the claims subject to alternative dispute resolution becomes available. However, based on information available at this time, and the uncertainties associated with the final claim processing and alternative dispute resolution, the range of any additional costs related to the settlement cannot be reasonably estimated.

JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY

NOTE 14--FAIR VALUE OF FINANCIAL INSTRUMENTS

The following table presents the carrying amounts and fair values of the Company's financial instruments:


                                                 December 31
                                --------------------------------------------
                                        1999                   1998
                                --------------------   ---------------------
                                Carrying     Fair      Carrying       Fair
                                 Amount      Value      Amount        Value
                                ---------  ----------  ----------  ------------
                                                (In millions)
Assets
  Bonds--Note 6 . . . . . . .   $26,188.1  $25,708.3   $23,353.0    $24,839.3
  Preferred stocks--Note 6  .       926.6      926.7       844.7        832.4
  Common stocks--Note 6 . . .       458.4      458.4       269.3        269.3
  Mortgage loans on real
    estate--Note 6  . . . . .     9,165.9    9,009.5     8,223.7      8,619.7
  Policy loans--Note 1  . . .     1,577.8    1,577.8     1,573.8      1,573.8
  Cash and cash
    equivalents--Note 1 . . .     1,160.6    1,160.6     1,348.9      1,348.9
Liabilities
  Guaranteed investment
    contracts--Note 1 . . . .    13,111.6   12,617.2    12,666.9     12,599.7
  Fixed rate deferred and
    immediate annuities--Note
    1 . . . . . . . . . . . .     4,685.7    4,656.9     4,375.0      4,412.2
  Supplementary contracts
    without life
    contingencies--
    Note 1  . . . . . . . . .        55.7       55.7        42.7         44.7
Derivatives assets
 (liabilities) relating
 to:--Note 10
  Futures contracts . . . . .        30.6       30.6        (3.4)        (3.4)
  Interest rate swaps . . . .          --      (27.2)         --       (159.1)
  Currency rate swaps . . . .          --      (44.8)         --         16.2
  Interest rate caps  . . . .         0.2        0.2         0.4          0.4
  Interest rate floors  . . .         0.1        0.1         0.7          0.7
  Equity collar agreements  .        53.0       53.0        28.6         28.6
Commitments--Note 13  . . . .          --    1,195.0          --      1,114.2



The carrying amounts in the table are included in the statutory-basis statements of financial position. The methods and assumptions utilized by the Company in estimating its fair value disclosures are described in Note 1.

NOTE 15--SUBSEQUENT EVENTS

 Reorganization and Initial Public Offering

Pursuant to a Plan of Reorganization approved by the policyholders and the Commonwealth of Massachusetts Division of Insurance, effective February 1, 2000, the Company converted from a mutual life insurance company to a stock life insurance company (i.e., demutualized) and became a wholly owned subsidiary of John Hancock Financial Services, Inc., which is a holding company. All policyholder membership interests in the Company were extinguished on that date and eligible policyholders of the Company received, in the aggregate, approximately 212.8 million shares of common stock, $1,438.7 million of cash and $43.7 million policy credits as compensation. In connection with the reorganization, the Company changed its name to John Hancock Life Insurance Company.

In addition, on February 1, 2000, John Hancock Financial Services, Inc. completed its initial public offering and 102 million shares of common stock were issued at an initial public offering price of $17 per share. Net proceeds from the offering were $1,657.7 million, of which $105.7 million was retained by John Hancock Financial Services, Inc. and $1,552.0 million was contributed to the Company.

JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY

 Establishment of the Closed Block

Under the Plan of Reorganization, effective February 1, 2000, the Company created a closed block for the benefit of policies included therein. The policies included in the closed block are individual and joint traditional whole life insurance policies of the Company that are paying or are expected to pay dividends, and individual term life insurance policies that were in force on February 1, 2000. The purpose of the closed block is to protect the policy dividend expectations of these policies after the demutualization. Unless the Commonwealth of Massachusetts Commissioner of Insurance and, in certain circumstances, the New York Superintendent of Insurance consents to an earlier termination, the closed block will continue in effect until the date none of such policies is in force.

 Acquisition of Long-Term Care Business

On January 3, 2000, the Company signed an agreement to purchase the individual long-term care insurance business of Fortis, Inc. ("Fortis"). The business to be acquired had earned premiums of approximately $124.4 million in 1999 and included approximately 97,000 policies in force as of December 31, 1999. During 1999 the Company's individual long-term care earned premium was $177.3 million and approximately 164,000 individual long-term care policies were in force.

NOTE 16--IMPACT OF YEAR 2000 (UNAUDITED)

By late 1999, the Company completed its Year 2000 readiness plan to address issues that could result from computer programs being written using two digits to define the applicable year rather than four to define the applicable year and century. As a result the Company prepared for the transition to the Year 2000 and did not experience any significant Year 2000 problems with respect to its mission critical information technology ("IT") or non-IT systems, applications or infrastructure. During the date rollover to the year 2000, the Company implemented and monitored its millennium rollover plan and conducted business as usual on Monday, January 3, 2000.

Since January 3, 2000, the Company's information systems, including its mission critical systems, which in the event of a Year 2000 failure would have the greatest impact on its operations, have functioned properly. In addition, the Company has not experienced any significant Year 2000 issues related to interactions with its material business partners. The Company has experienced no disruption in its ability to process claims, update customer accounts, process financial transactions, report accurate data to management and no business interruptions due to Year 2000 issues. While the Company continues to monitor its systems, and those of its material business partners closely to ensure that no unexpected Year 2000 issues develop, the Company has no reason to expect any such issues.

The costs of the Year 2000 project consist of internal IT personnel and external costs such as consultants, programmers, replacement software, and hardware. The costs of the Year 2000 project are expensed as incurred. The project is funded partially through a reallocation of resources from discretionary projects. Through December 31, 1999, the Company has incurred and expensed approximately $20.8 million in related payroll costs for internal IT personnel on the project. The estimated remaining IT personnel costs of the project are approximately $1.0 million. Through December 31, 1999, the Company incurred and expensed approximately $47.0 million in external costs for the project. The estimated remaining external cost of the project is approximately $2.0 million. The total costs of the Year 2000 project, based on management's best estimates, include approximately $21.7 million in internal IT personnel, $14.6 million in the external modification of software, $18.3 million for external solution providers, $9.1 million in replacement costs of non-compliant IT systems and $6.9 million in oversight, test facilities and other expenses. Accordingly, the estimated range of total costs of the Year 2000 project, internal and external, is approximately $70 to $72.5 million. The Company's total Year 2000 project costs include the estimated impact of external solution providers based on presently available information.

                         UNAUDITED FINANCIAL STATEMENTS

                                       FOR

             JOHN HANCOCK MUTUAL VARIABLE LIFE INSURANCE ACCOUNT UV

                               SECOND QUARTER 2000

             JOHN HANCOCK MUTUAL VARIABLE LIFE INSURANCE ACCOUNT UV

                STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)

                                 JUNE 30, 2000


                                                   INTERNATIONAL
                          LARGE CAP     ACTIVE        EQUITY        SMALL CAP
                           GROWTH        BOND          INDEX         GROWTH
                         SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                         ----------   ----------   -------------   ----------
ASSETS
Cash . . . . . . . . .   $        --  $        --   $       --     $        --
Investments in shares
 of portfolios of John
 Hancock Variable
 Series Trust I, at
 value . . . . . . . .    48,724,465   73,025,493    7,123,296       7,666,668
Investments in shares
 of portfolios of M
 Fund Inc., at value .            --           --           --              --
Policy loans and
 accrued interest
 receivable. . . . . .     3,043,428   10,375,346      411,737              --
Receivable from:
 John Hancock Variable
  Series Trust I . . .         2,872      432,039       13,115              --
 M Fund Inc. . . . . .            --           --           --              --
                         -----------  -----------   ----------     -----------
Total assets . . . . .    51,770,765   83,832,878    7,548,148       7,666,668

LIABILITIES
Payable to:
  John Hancock Mutual
  Life Insurance
  Company. . . . . . .           742        1,092          110             124
Asset charges payable             62          213            8              --
                         -----------  -----------   ----------     -----------
Total liabilities. . .           804        1,305          118             124
                         -----------  -----------   ----------     -----------
Net assets . . . . . .   $51,769,961  $83,831,573   $7,548,030     $ 7,666,544
                         ===========  ===========   ==========     ===========




                              GLOBAL      MID CAP    LARGE CAP       MONEY
                             BALANCED     GROWTH       VALUE        MARKET
                            SUBACCOUNT  SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                            ----------  ----------   ----------   ----------
ASSETS
Cash. . . . . . . . . . .    $     --   $        --  $       --   $    (1,285)
Investments in shares of
 portfolios of John
 Hancock Variable Series
 Trust I, at value. . . .     177,025    17,365,257   9,694,756    21,053,018
Investments in shares of
 portfolios of M Fund
 Inc., at value. . . . .           --            --          --            --
Policy loans and accrued
 interest receivable. . .          --            --          --     2,186,507
Receivable from:
 John Hancock Variable
  Series Trust I                  389            --      12,607        11,026
 M Fund Inc..                      --            --          --            --
                             --------   -----------  ----------   -----------
Total assets. . . . . . .     177,414    17,365,257   9,707,363    23,249,266
LIABILITIES
Payable to:
 John Hancock Mutual Life
  Insurance Company. . .            3           280         161           977
Asset charges payable. .           --            --          --           134
                             --------   -----------  ----------   -----------
Total liabilities. . . .            3           280         161         1,111
                             --------   -----------  ----------   -----------
Net assets. . . . . . . .    $177,411   $17,364,977  $9,707,202   $23,248,155
                             ========   ===========  ==========   ===========



See accompanying notes.

             JOHN HANCOCK MUTUAL VARIABLE LIFE INSURANCE ACCOUNT UV

                                 JUNE 30, 2000


                          MID CAP     SMALL/MID CAP  REAL ESTATE     GROWTH &
                           VALUE         GROWTH        EQUITY         INCOME
                         SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                         ----------   -------------  -----------    ----------
ASSETS
Cash. . . . . . . . .   $         --   $       --    $        3    $         --
Investments in shares
 of portfolios of John
 Hancock Variable
 Series Trust I, at
 value. . . . . . . .      6,233,979    5,570,881     4,294,336     303,554,525
Investments in shares
 of portfolios of M
 Fund Inc., at value
Policy loans and
 accrued interest
 receivable . . . . .             --           --       271,964      33,042,947
Receivable from:
 John Hancock Variable
  Series Trust I. . .          4,448           --            --         205,141
 M Fund Inc.. . . . .             --           --            --              --
                        ------------   ----------    ----------    ------------
Total assets. . . . .      6,238,427    5,570,881     4,566,303     336,802,613
LIABILITIES
Payable to:
 John Hancock Mutual
  Life Insurance
  Company . . . . . .            103           91            70           4,515
Asset charges payable             --           --             6             677
                        ------------   ----------    ----------    ------------
Total liabilities . .            103           91            76           5,192
                        ------------   ----------    ----------    ------------
Net assets. . . . . .   $  6,238,324   $5,570,790    $4,566,227    $336,797,421
                        ============   ==========    ==========    ============




                                        SHORT-TERM  SMALL CAP    INTERNATIONAL
                           MANAGED         BOND       VALUE      OPPORTUNITIES
                          SUBACCOUNT    SUBACCOUNT  SUBACCOUNT    SUBACCOUNT
                          ----------    ----------  ----------  ---------------
ASSETS
Cash. . . . . . . . .    $       (685)   $     --   $       --    $       --
Investments in shares
 of portfolios of John
 Hancock Variable
 Series Trust I, at
 value. . . . . . . .     105,001,203     264,753    4,036,903     8,034,392
Investments in shares
 of portfolios of M
 Fund Inc., at value
Policy loans and
 accrued interest
 receivable. . . . . .     13,318,794          --           --            --
Receivable from:
 John Hancock Variable
  Series Trust I. . .         249,236       1,368        5,121         6,446
 M Fund Inc.. . . . .              --          --           --            --
                         ------------    --------   ----------    ----------
Total assets. . . . .     118,568,548     266,121    4,042,024     8,040,838
LIABILITIES
Payable to:
 John Hancock Mutual
  Life Insurance

  Company. . . . . . .          1,571           4           68           131
Asset charges payable .           273          --           --            --
                         ------------    --------   ----------    ----------
Total liabilities. . .          1,844           4           68           131
                         ------------    --------   ----------    ----------
Net assets. . . . . .    $118,566,704    $266,117   $4,041,956    $8,040,707
                         ============    ========   ==========    ==========



See accompanying notes.

             JOHN HANCOCK MUTUAL VARIABLE LIFE INSURANCE ACCOUNT UV

                                 JUNE 30, 2000


                                                      TURNER        BRANDES
                             EQUITY       GLOBAL       CORE      INTERNATIONAL
                              INDEX        BOND       GROWTH        EQUITY
                           SUBACCOUNT   SUBACCOUNT  SUBACCOUNT    SUBACCOUNT
                           ----------   ----------  ----------   -------------
ASSETS
Cash . . . . . . . . . .   $        --  $       --   $     --      $     --
Investments in shares of
 portfolios of John
 Hancock Variable Series
 Trust I, at value . . .    18,094,530     962,569    410,353       954,757
Investments in shares of
 portfolios of M Fund
 Inc., at value. . . . .
Policy loans and accrued
 interest receivable . .            --          --         --            --
Receivable from:                                           --            --
 John Hancock Variable
  Series Trust I . . . .        11,425       4,156         --            --
 M Fund Inc. . . . . . .            --          --         --            --
                           -----------  ----------   --------      --------
Total assets . . . . . .    18,105,955     966,725    410,353       954,757

LIABILITIES
Payable to:
  John Hancock Mutual
  Life Insurance Company           294          16          7            15
Asset charges payable  .            --          --         --            --
                           -----------  ----------   --------      --------
Total liabilities. . . .           294          16          7            15
                           -----------  ----------   --------      --------
Net assets . . . . . . .   $18,105,661  $  966,709   $410,346      $954,742
                           ===========  ==========   ========      ========




                           FRONTIER      EMERGING   INTERNATIONAL
                            CAPITAL      MARKETS    OPPORTUNITIES      BOND
                         APPRECIATION     EQUITY         II           INDEX
                          SUBACCOUNT    SUBACCOUNT   SUBACCOUNT     SUBACCOUNT
                         ------------   ----------  -------------   ----------
ASSETS
Cash. . . . . . . . .      $     --     $       --    $     --       $    --
Investments in shares
 of portfolios of John
 Hancock Variable
 Series Trust I, at
 value. . . . . . . .       695,498      1,067,137     254,192        86,010
Investments in shares
 of portfolios of M
 Fund Inc., at value.            --             --          --            --
Policy loans and
 accrued interest
 receivable. . . . . .           --             --          --            --
Receivable from:
 John Hancock Variable
  Series Trust I. . .            --             --         176           470
 M Fund Inc.. . . . .            --             --          --            --
                           --------     ----------    --------       -------
Total assets. . . . .       695,498      1,067,137     254,368        86,480
LIABILITIES
Payable to:
 John Hancock Mutual
  Life Insurance
  Company. . . . . . .           11             17           4             1
Asset charges payable .          --             --          --            --
                           --------     ----------    --------       -------
Total liabilities. . .           11             17           4             1
                           --------     ----------    --------       -------
Net assets. . . . . .      $695,487     $1,067,120    $254,364       $86,479
                           ========     ==========    ========       =======



See accompanying notes.

             JOHN HANCOCK MUTUAL VARIABLE LIFE INSURANCE ACCOUNT UV

                                 JUNE 30, 2000


                                                                     CLIFTON
                                       SMALL/MID CAP  HIGH YIELD    ENHANCED
                                           CORE          BOND      U.S. EQUITY
                                        SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
                                       -------------  ----------   -----------
ASSETS
Cash . . . . . . . . . . . . . . . .     $     --     $       --     $    --
Investments in shares of portfolios
 of John Hancock Variable Series
 Trust I, at value . . . . . . . . .      170,344      1,346,012      25,816
Investments in shares of portfolios
 of M Fund Inc., at value. . . . . .           --             --          --
Policy loans and accrued interest
 receivable. . . . . . . . . . . . .           --             --          --
Receivable from:
 John Hancock Variable Series Trust I         257          9,204          --
 M Fund Inc. . . . . . . . . . . . .           --             --          --
                                         --------     ----------     -------
Total assets . . . . . . . . . . . .      170,601      1,355,216      25,816
LIABILITIES
Payable to:
 John Hancock Mutual Life Insurance
  Company. . . . . . . . . . . . . .            3             22          --
Asset charges payable  . . . . . . .           --             --          --
                                         --------     ----------     -------
Total liabilities. . . . . . . . . .            3             22          --
                                         --------     ----------     -------
Net assets . . . . . . . . . . . . .     $170,598     $1,355,194     $25,816
                                         ========     ==========     =======



See accompanying notes.

             JOHN HANCOCK MUTUAL VARIABLE LIFE INSURANCE ACCOUNT UV

                      STATEMENTS OF OPERATIONS (UNAUDITED)

                        YEARS AND PERIODS ENDED JUNE 30,


                                 LARGE CAP GROWTH                        ACTIVE BOND
                                    SUBACCOUNT                             SUBACCOUNT
                        ---------------------------------- -------------------------------------
                           2000        1999        1998        2000         1999          1998
                        ----------  ----------  ----------  ----------- ------------  -------------
Investment income:
Distributions received
 from:
 John Hancock Variable
  Series Trust I. . .   $   52,930  $6,381,711  $2,836,032  $2,251,408   $5,184,234    $5,266,576
 M Fund Inc.. . . . .           --          --          --          --           --            --
Interest income on
 policy loans . . . .      105,837    1161,454     128,186     379,195      750,673       727,807
                        ----------  ----------  ----------  ----------  -----------   -----------
Total investment
 income . . . . . . .      158,767   6,543,165   2,964,218   2,630,603    5,934,907
Expenses:
 Mortality and expense
  risks . . . . . . .      137,840     213,770     143,859     234,304      452,925       415,570
                        ----------  ----------  ----------  ----------  -----------   -----------
Net investment income       20,927   6,329,395   2,820,359   2,396,299    5,481,982     5,578,813
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gain
  (loss). . . . . . .      520,755   1,146,308     433,509    (541,856)    (388,883)     (142,628)
 Net unrealized
  appreciation
  (depreciation)
  during the period .    2,094,997     320,087   4,558,660     690,472   (5,439,148)     (102,600)
                        ----------  ----------  ----------  ----------  -----------   -----------
Net realized and
 unrealized gain
 (loss) on investments   2,615,752   1,466,395   4,992,169     148,616   (5,828,031)     (245,228)
                        ----------  ----------  ----------  ----------  -----------   -----------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . .   $2,636,679  $7,795,790  $7,812,528  $2,544,915   $ (346,049)   $5,333,585
                        ==========  ==========  ==========  ==========  ===========   ===========




                          INTERNATIONAL EQUITY INDEX             SMALL CAP GROWTH
                                  SUBACCOUNT                        SUBACCOUNT
                        -------------------------------- -------------------------------
                          2000         1999       1998      2000        1999       1998
                        ----------  ----------  --------  ---------  ---------- -----------
Investment income:
Distributions received
 from:
 John Hancock Variable
  Series Trust I. . .   $  60,914   $  212,869  $743,339  $     --   $  543,433  $     --
 M Fund Inc.. . . . .          --           --        --        --           --        --
Interest income on
 policy loans. . . .       13,946       20,538    17,802        --           --        --
                        ---------   ----------  --------  --------   ----------  --------
Total investment
 income. . . . . . .       74,860      233,407   761,141                543,433        --
Expenses:
 Mortality and expense
  risks. . . . . . .       21,217       32,838    26,542    18,198       15,809     8,233
                        ---------   ----------  --------  --------   ----------  --------
Net investment income
 (loss). . . . . . .       53,643      200,569   734,599   (18,198)     527,624    (8,233)
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gain. .      57,135       62,140    52,891    61,745       48,210    21,741
 Net unrealized
  appreciation
  (depreciation)
  during the period.     (479,838)   1,295,768    13,239   108,434    1,125,829   204,674
                        ---------   ----------  --------  --------   ----------  --------

Net realized and
 unrealized gain
 (loss) on investments  (422,703)   1,357,908    66,130   170,179    1,174,415  226,415
                       ---------   ----------  --------  --------   ----------  --------
Net increase
 (decrease) in net
 assets resulting from
 operations. . . . .   $(369,060)  $1,558,477  $800,729  $151,981   $1,701,663  $218,182
                       =========   ==========  ========  ========   ==========  ========


See accompanying notes.

             JOHN HANCOCK MUTUAL VARIABLE LIFE INSURANCE ACCOUNT UV

                        YEARS AND PERIODS ENDED JUNE 30,


                               GLOBAL BALANCED                     MID CAP GROWTH
                                  SUBACCOUNT                         SUBACCOUNT
                        ------------------------------- ------------------------------------
                          2000        1999       1998       2000          1999        1998
                        ----------  ---------  --------  ------------ ----------  ------------
Investment income:
Distributions received
 from:
 John Hancock Variable
  Series Trust I. . .   $   2,424   $ 17,211   $ 12,240  $        --  $1,373,009   $  130,303
 M Fund Inc.. . . . .          --         --         --           --          --           --
Interest income on
 policy loans . . . .          --         --         --           --          --           --
                        ---------   --------   --------  -----------  ----------   ----------
Total investment
 income . . . . . . .       2,424     17,211     12,240           --   1,373,009      130,303
Expenses:
 Mortality and expense
  risks . . . . . . .         516      1,267        826       49,211      34,834        5,242
                        ---------   --------   --------  -----------  ----------   ----------
Net investment income
 (loss) . . . . . . .       1,908     15,944     11,414      (49,211)  1,338,175      125,061
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gain. .      (1,775)     1,061      1,050      987,117     420,826       26,192
 Net unrealized
  appreciation
  (depreciation)
  during the period .      (9,345)    (8,559)    12,294   (1,782,512)  4,283,452      193,946
                        ---------   --------   --------  -----------  ----------   ----------
Net realized and
 unrealized gain
 (loss) on investments    (11,120)    (7,498)    13,344     (795,395)  4,704,278      220,138
                        ---------   --------   --------  -----------  ----------   ----------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . .   $  (9,212)  $  8,446   $ 24,758  $  (844,606) $6,042,453   $  345,199
                        =========   ========   ========  ===========  ==========   ==========




                                LARGE CAP VALUE                     MONEY MARKET
                                  SUBACCOUNT                         SUBACCOUNT
                        -------------------------------- --------------------------------
                          2000        1999        1998      2000       1999        1998
                        ----------  ----------  --------  --------  ---------- ------------
Investment income:
Distributions received
 from:
 John Hancock Variable
  Series Trust I. . .   $ 104,294   $ 511,132   $185,232  $633,676  $1,134,371  $2,249,510
 M Fund Inc.. . . . .          --          --         --        --          --          --
Interest income on
 policy loans. . . .           --          --         --        --     155,491     154,162
                        ---------   ---------   --------  --------  ----------  ----------
Total investment
 income. . . . . . .      104,294     511,132    185,232   633,676   1,289,862   2,403,672
Expenses:
 Mortality and expense
  risks. . . . . . .       27,912      36,983     15,356    61,140     146,758     263,735
                        ---------   ---------   --------  --------  ----------  ----------
Net investment income
 (loss). . . . . . .       76,382     474,149    169,876   572,536   1,143,104   2,139,937
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gain. .     (83,486)    123,242     68,953        --          --          --

 Net unrealized
  appreciation
  (depreciation)
  during the period.     (266,949)   (499,454)    64,132        --          --          --
                        ---------   ---------   --------  --------  ----------  ----------
Net realized and
 unrealized gain
 (loss) on investments   (350,435)   (376,212)   133,085        --          --          --
                        ---------   ---------   --------  --------  ----------  ----------
Net increase
 (decrease) in net
 assets resulting from
 operations. . . . .    $(274,053)  $  97,937   $302,961  $572,536  $1,143,104  $2,139,937
                        =========   =========   ========  ========  ==========  ==========

See accompanying notes.

             JOHN HANCOCK MUTUAL VARIABLE LIFE INSURANCE ACCOUNT UV

                        YEARS AND PERIODS ENDED JUNE 30,


                                 MID CAP VALUE                       SMALL/MID CAP GROWTH
                                   SUBACCOUNT                            SUBACCOUNT
                        ---------------------------------  ---------------------------------------
                          2000       1999         1998         2000         1999           1998
                        ---------  ----------  -----------  ------------ ------------  -------------
Investment income:
Distributions received
 from:
 John Hancock Variable
  Series Trust I. . .   $ 11,919   $  30,563   $   53,920   $        --   $  840,786    $    93,281
 M Fund Inc.. . . . .         --          --           --            --           --             --
Interest income on
 policy loans . . . .         --          --           --            --           --             --
                        --------   ---------   ----------   -----------  -----------    -----------
Total investment
 income . . . . . . .     11,919      30,563       53,920            --      840,786         93,281
Expenses:
 Mortality and expense
  risks . . . . . . .     14,736      28,106       34,857        15,760       30,491         26,942
                        --------   ---------   ----------   -----------  -----------    -----------
Net investment income     (2,817)      2,457       19,063       (15,760)     810,295         66,339
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gain
  (loss). . . . . . .    (51,073)   (547,518)      74,634      (149,393)      16,952         33,249
 Net unrealized
  appreciation
  (depreciation)
  during the period .    304,436     657,486     (944,401)      575,021     (590,295)       126,465
                        --------   ---------   ----------   -----------  -----------    -----------
Net realized and
 unrealized gain
 (loss) on investments   253,363     109,968     (869,767)      425,628     (573,343)       159,714
                        --------   ---------   ----------   -----------  -----------    -----------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . .   $250,546   $ 112,425   $ (850,704)  $   409,868   $  236,952    $   226,053
                        ========   =========   ==========   ===========  ===========    ===========




                                REAL ESTATE EQUITY                      GROWTH & INCOME
                                    SUBACCOUNT                           SUBACCOUNT
                        ----------------------------------  --------------------------------------
                          2000       1999         1998          2000         1999          1998
                        ---------  ----------  ------------  ------------ -----------  -------------
Investment income:
Distributions received
 from:
 John Hancock Variable
  Series Trust I. . .   $108,322   $ 262,930   $   343,976   $ 1,526,055  $35,057,066   $26,306,209
 M Fund Inc.. . . . .         --          --            --            --           --            --
Interest income on
 policy loans. . . .       9,674      17,361        17,260     1,190,757    2,279,107     1,996,131
                        --------   ---------   -----------   -----------  -----------   -----------
Total investment
 income. . . . . . .     117,996     280,291       361,236     2,716,812   37,336,173    28,302,340
Expenses:
 Mortality and expense
  risks. . . . . . .      12,119      24,900        33,890       934,682    1,779,482     1,466,469
                        --------   ---------   -----------   -----------  -----------   -----------
Net investment income    105,877     255,391       327,346     1,782,130   35,556,691    26,835,871
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gain
  (loss). . . . . . .    (91,535)   (168,994)      158,205     2,647,435    5,502,422     3,223,935
 Net unrealized
  appreciation
  (depreciation)
  during the period.     483,848    (220,380)   (1,546,717)   (5,596,868)   2,405,417    32,918,552
                        --------   ---------   -----------   -----------  -----------   -----------
Net realized and
 unrealized gain
 (loss) on investments   392,313    (389,374)   (1,388,512)   (2,949,433)   7,907,839    36,142,487
                         --------   ---------   -----------   -----------  -----------   -----------
Net increase
 (decrease) in net
 assets resulting from
 operations. . . . .    $498,190   $(133,983)  $(1,061,166)  $(1,167,303) $43,464,530   $62,978,358
                        ========   =========   ===========   ===========  ===========   ===========

See accompanying notes.

             JOHN HANCOCK MUTUAL VARIABLE LIFE INSURANCE ACCOUNT UV

                        YEARS AND PERIODS ENDED JUNE 30,


                                       MANAGED                          SHORT-TERM BOND
                                      SUBACCOUNT                           SUBACCOUNT
                        --------------------------------------- --------------------------------
                           2000          1999          1998        2000       1999         1998
                        ------------  ------------  -----------  ---------- ----------  -----------
Investment income:
Distributions received
 from:
 John Hancock Variable
  Series Trust I. . .   $ 1,592,291   $ 9,998,433   $ 9,347,788  $   7,923   $ 15,539    $ 27,350
 M Fund Inc.. . . . .            --            --            --         --         --          --
Interest income on
 policy loans . . . .       483,211       953,686       854,487         --         --          --
                        -----------   -----------   -----------  ---------  ---------    --------
Total investment
 income . . . . . . .     2,075,502    10,952,119    10,202,275      7,923     15,539      27,350
Expenses:
 Mortality and expense
  risks . . . . . . .       330,081       649,802       577,276        744      1,497       2,680
                        -----------   -----------   -----------  ---------  ---------    --------
Net investment income     1,745,421    10,302,317     9,624,999      7,179     14,042      24,670
Net realized and
 unrealized gain
 (loss) on
 investments: . . . .
 Net realized gain
  (loss). . . . . . .       602,334       996,546       791,245     (1,357)    (8,638)        265
 Net unrealized
  appreciation
  (depreciation)
  during the period .    (1,028,010)   (2,108,530)    6,629,458        885     (2,442)     (4,247)
                        -----------   -----------   -----------  ---------  ---------    --------
Net realized and
 unrealized gain
 (loss) on investments     (425,676)   (1,111,984)    7,420,703       (472)   (11,080)     (3,982)
                        -----------   -----------   -----------  ---------  ---------    --------
Net increase in net
 assets resulting from
 operations . . . . .   $ 1,319,745   $ 9,190,333   $17,045,702  $   6,707   $  2,962    $ 20,688
                        ===========   ===========   ===========  =========  =========    ========




                                SMALL CAP VALUE             INTERNATIONAL OPPORTUNITIES
                                   SUBACCOUNT                       SUBACCOUNT
                        --------------------------------  ------------------------------
                          2000       1999        1998        2000        1999      1998
                        ---------  ----------  ----------  ----------  -------- ----------
Investment income:
Distributions received
 from:
 John Hancock Variable
  Series Trust I. . .   $ 30,875   $  79,585   $  12,675   $  29,144   $241,151  $ 33,443
 M Fund Inc.. . . . .         --          --          --          --         --        --
Interest income on
 policy loans . . . .         --          --          --          --         --        --
                        --------   ---------   ---------   ---------   --------  --------
Total investment
 income . . . . . . .     30,875      79,585      12,675      29,144    241,151    33,443
Expenses:
 Mortality and expense
  risks . . . . . . .     10,390      17,680      11,853      22,685     17,937    21,581
                        --------   ---------   ---------   ---------   --------  --------
Net investment income     20,485      61,905         822       6,459    223,214    11,862
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gain
  (loss). . . . . . .    (86,055)    (33,134)     29,257      70,837    155,412    33,474
 Net unrealized
  appreciation
  (depreciation)
  during the period .     89,421    (148,401)   (105,331)   (218,272)   387,412   272,314
                        --------   ---------   ---------   ---------   --------  --------

Net realized and
 unrealized gain
 (loss) on investments     3,366    (181,535)    (76,074)   (147,435)   542,824   305,788
                        --------   ---------   ---------   ---------   --------  --------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . .   $ 23,851   $(119,630)  $ (75,252)  $(140,976)  $766,038  $317,650
                        ========   =========   =========   =========   ========  ========

See accompanying notes.

             JOHN HANCOCK MUTUAL VARIABLE LIFE INSURANCE ACCOUNT UV

                        YEARS AND PERIODS ENDED JUNE 30,


                                  EQUITY INDEX                      GLOBAL BOND
                                   SUBACCOUNT                       SUBACCOUNT
                        ---------------------------------- ----------------------------
                          2000         1999        1998      2000       1999      1998
                        ----------  ----------  ----------  --------  --------- ---------
Investment income:
Distributions received
 from:
 John Hancock Variable
  Series Trust I. . .   $  94,492   $  593,325  $  185,267  $14,627   $ 37,862   $19,628
 M Fund Inc.. . . . .          --           --          --       --         --        --
Interest income on
 policy loans . . . .          --           --          --       --         --        --
                        ---------   ----------  ----------  -------   --------   -------
Total investment
 income . . . . . . .      94,492      593,325     185,267   14,627     37,862    19,628
Expenses:
 Mortality and expense
  risks . . . . . . .      49,956       63,950      27,141    2,553      4,084     1,979
                        ---------   ----------  ----------  -------   --------   -------
Net investment income      44,536      529,375     158,126   12,074     33,778    17,649
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gain
  (loss). . . . . . .     165,284      271,978     443,879   (9,422)      (151)    3,991
 Net unrealized
  appreciation
  (depreciation)
  during
  the period. . . . .    (305,128)   1,282,937     585,673   22,501    (52,953)    4,308
                        ---------   ----------  ----------  -------   --------   -------
Net realized and
 unrealized gain
 (loss) on investments   (139,844)   1,554,915   1,029,552   13,079    (53,104)    8,299
                        ---------   ----------  ----------  -------   --------   -------
Net increase
 (decrease) in net
 assets resulting
 from operations. . .   $ (95,308)  $2,084,290  $1,187,678  $25,153   $(19,326)  $25,948
                        =========   ==========  ==========  =======   ========   =======




                           TURNER CORE GROWTH         BRANDES INTERNATIONAL
                               SUBACCOUNT               EQUITY SUBACCOUNT
                        --------------------------  --------------------------
                         2000      1999     1998     2000      1999      1998
                        --------  -------  -------  -------  --------  ---------
Investment income:
Distributions received
 from:
 John Hancock Variable
  Series Trust I. . .   $ 4,669   $19,328  $ 2,231  $11,821  $ 16,354   $14,444
 M Fund Inc.. . . . .        --        --       --       --        --        --
Interest income on
 policy loans. . . .         --        --       --       --        --        --
                        -------   -------  -------  -------  --------   -------
Total investment
 income. . . . . . .      4,669    19,328    2,231   11,821    16,354    14,444
Expenses:
 Mortality and expense
  risks. . . . . . .      1,010     1,139      565    2,033     2,166     1,158
                        -------   -------  -------  -------  --------   -------
Net investment income     3,659    18,189    1,666    9,788    14,188    13,286
Net realized and
 unrealized gain
  (loss) on
 investments:
 Net realized gain . .   15,398    26,736    2,780    4,917    11,526       600
 Net unrealized
  appreciation
  (depreciation)
  during
  the period. . . . .    (2,617)   23,628   22,686   38,205   122,734     8,581
                        -------   -------  -------  -------  --------   -------
Net realized and
 unrealized gain on
 investments. . . . .    12,781    50,364   25,466   43,122   134,260     9,181
                        -------   -------  -------  -------  --------   -------
Net increase in net
 assets resulting from
 operations. . . . .    $16,440   $68,553  $27,132  $52,910  $148,448   $22,467
                        =======   =======  =======  =======  ========   =======

See accompanying notes.

             JOHN HANCOCK MUTUAL VARIABLE LIFE INSURANCE ACCOUNT UV

                        YEARS AND PERIODS ENDED JUNE 30,


                         FRONTIER CAPITAL APPRECIATION        EMERGING MARKETS
                                  SUBACCOUNT                  EQUITY SUBACCOUNT
                        ------------------------------- ---------------------------
                          2000      1999        1998       2000        1999    1998*
                        --------  ----------  ---------  ----------  -------- --------
Investment income:
Distributions received
 from:
 John Hancock Variable
  Series Trust I. . .   $18,679   $ 13,028    $12,832    $      --   $ 15,636  $   1
 M Fund Inc.. . . . .        --                    --           --         --     --
Interest income on
 policy loans . . . .        --         --         --           --         --     --
                        -------   --------    -------    ---------   --------  -----
Total investment
 income . . . . . . .    18,679     13,028     12,832           --     15,636      1
Expenses:
 Mortality and expense
  risks . . . . . . .     1,765      4,257     13,446        2,493        466      0
                        -------   --------    -------    ---------   --------  -----
Net investment income
 (loss) . . . . . . .    16,914      8,771       (614)      (2,493)    15,170      1
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gain
  (loss). . . . . . .     6,835    (59,550)    23,061       25,714      1,838     (1)
 Net unrealized
  appreciation
  (depreciation)
  during the period .    40,060     89,369       (840)    (121,684)    92,713    (48)
                        -------   --------    -------    ---------   --------  -----
Net realized and
 unrealized gain
 (loss) on investments   46,895     29,819     22,221      (95,970)    94,551    (49)
                        -------   --------    -------    ---------   --------  -----
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . .   $63,809   $ 38,590    $21,607    $ (98,463)  $109,721  $ (48)
                        =======   ========    =======    =========   ========  =====




                        INTERNATIONAL OPPORTUNITIES II           BOND INDEX
                                  SUBACCOUNT                     SUBACCOUNT
                        ------------------------------- --------------------------
                          2000         1999      1998*    2000      1999      1998*
                        ----------  ----------  -------  -------  ---------- --------
Investment income:
Distributions received
 from:
 John Hancock Variable
  Series Trust I. . .   $  2,847    $     816   $ 117    $3,551   $   2,971    $296
 M Fund Inc.. . . . .         --           --      --        --          --      --
Interest income on
 policy loans. . . .          --           --      --        --          --      --
                        --------    ---------   -----    ------   ---------   -----
Total investment
 income. . . . . . .       2,847          816     117     3,551       2,971     296
Expenses:
 Mortality and expense
  risks. . . . . . .         591          378      60       274         270      11
                        --------    ---------   -----    ------   ---------   -----
Net investment income
 (loss). . . . . . .       2,256          438      57     3,277       2,701     285
Net realized and
 unrealized gain
 (loss) on
 investments:
  Net realized gain
  (loss). . . . . . .      1,228          196     (16)     (875)     (1,613)    (26)
 Net unrealized
  appreciation
  (depreciation)
  during the period.      (3,402)      20,203    (303)    2,959      (1,753)   (147)
                        --------    ---------   -----    ------   ---------   -----
Net realized and
 unrealized gain
 (loss) on investments    (2,174)      20,399    (319)    2,084      (3,366)   (173)
                        --------    ---------   -----    ------   ---------   -----
Net increase
 (decrease) in net
 assets resulting from
 operations. . . . .    $     82    $  20,837   $(262)   $5,361   $    (665)   $112
                        ========    =========   =====    ======   =========   =====

---------
* May 1, 1998 (commencement of operations).

See accompanying notes.

             JOHN HANCOCK MUTUAL VARIABLE LIFE INSURANCE ACCOUNT UV

                        YEARS AND PERIODS ENDED JUNE 30,


                            SMALL/MID CAP CORE            HIGH YIELD BOND
                                SUBACCOUNT                  SUBACCOUNT
                        --------------------------   -------------------------
                         2000      1999     1998*     2000      1999      1998*
                        --------  -------  --------  --------  -------- --------
Investment income:
Distributions received
 from:
 John Hancock Variable
  Series Trust I. . .   $   267   $ 6,699  $    --   $20,885   $ 3,011    $  50
 M Fund Inc.. . . . .        --        --       --        --        --       --
Interest income on
 policy loans . . . .        --        --       --        --        --       --
                        -------   -------  -------   -------   -------    -----
Total investment
 income . . . . . . .       267     6,699       --    20,885     3,011       50
Expenses:
 Mortality and expense
  risks . . . . . . .       385       335       48     1,272       220        2
                        -------   -------  -------   -------   -------    -----
Net investment income
 (loss) . . . . . . .      (118)    6,364      (48)   19,613     2,791       48
 Net realized gain
  (loss). . . . . . .       426     1,093   (1,957)   (9,114)     (396)    (108)
 Net unrealized
  appreciation
  (depreciation)
  during the period .    (2,399)    4,719    1,888     1,038    (1,172)     (19)
                        -------   -------  -------   -------   -------    -----
Net realized and
unrealized gain (loss)
on investments           (1,973)    5,812      (69)   (8,076)   (1,568)    (127)
                        -------   -------  -------   -------   -------    -----
Net increase
(decrease) in net
assets resulting from
operations              $(2,091)  $12,176  $  (117)  $11,537   $ 1,223    $ (79)
                        =======   =======  =======   =======   =======    =====




                                                                CLIFTON
                                                             ENHANCED U.S.
                                                           EQUITY SUBACCOUNT
                                                           ------------------
                                                            2000       1999**
                                                           --------  ----------
Investment income:
Distributions received from:
 John Hancock Variable Series Trust I. . . . . . . . . .    $ 676      $1,435
 M Fund Inc. . . . . . . . . . . . . . . . . . . . . . .       --          --
Interest income on policy loans. . . . . . . . . . . . .       --          --
                                                            -----      ------
Total investment income. . . . . . . . . . . . . . . . .      676       1,435
Expenses:
 Mortality and expense risks . . . . . . . . . . . . . .       62          61
                                                            -----      ------
Net investment income. . . . . . . . . . . . . . . . . .      614       1,374
Net realized and unrealized gain (loss) on investments:
 Net realized gain . . . . . . . . . . . . . . . . . . .      292          11
 Net unrealized appreciation (depreciation) during the
  period . . . . . . . . . . . . . . . . . . . . . . . .     (958)      1,285
                                                            -----      ------
Net realized and unrealized gain (loss) on investments .     (666)      1,296
                                                            -----      ------
Net increase (decrease) in net assets resulting from
 operations. . . . . . . . . . . . . . . . . . . . . . .    $ (52)     $2,670
                                                            =====      ======

---------
* From May 1, 1998 (commencement of operations).
** From May 1, 1999 (commencement of operations).

See accompanying notes.

             JOHN HANCOCK MUTUAL VARIABLE LIFE INSURANCE ACCOUNT UV

                STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

                        YEARS AND PERIODS ENDED JUNE 30,


                                                    LARGE CAP GROWTH SUBACCOUNT                ACTIVE BOND SUBACCOUNT
                                               ---------------------------------------  ------------------------------------------
                                                   2000          1999         1998          2000          1999           1998
                                               ------------  ------------ ------------  ------------  ------------  --------------
Increase (decrease) in net assets from
 operations:
 Net investment income . . . . . . . . . . .   $    20,927   $ 6,329,395   $2,820,359   $ 2,396,299   $ 5,481,982    $ 5,578,813
 Net realized gain (loss). . . . . . . . . .       520,755     1,146,308      433,509      (541,856)     (388,883)      (142,628)
 Net unrealized appreciation (depreciation)
  during the period. . . . . . . . . . . . .     2,094,997       320,087    4,558,660       690,472    (5,439,148)      (102,600)
                                               -----------   -----------  -----------   -----------   -----------    -----------
Net increase (decrease) in net assets
 resulting from operations . . . . . . . . .     2,636,679     7,795,790    7,812,528     2,544,915      (346,049)     5,333,585
From policyholder transactions:
 Net premiums from policyholders . . . . . .     8,986,828    10,950,682    6,922,934     5,920,660    11,668,600     10,038,753
 Net benefits to policyholders . . . . . . .    (4,313,445)   (5,776,293)  (3,869,320)   (5,631,307)   (7,543,864)    (7,974,328)
 Net increase  in policy loans . . . . . . .       431,462            --           --       107,723            --             --
                                               -----------   -----------  -----------   -----------   -----------    -----------
Net increase in net assets resulting from
 policyholder transactions . . . . . . . . .     5,104,845     5,174,389    3,053,614       397,076     4,124,736      2,064,425
                                               -----------   -----------  -----------   -----------   -----------    -----------
Net increase in net assets . . . . . . . . .     7,741,524    12,970,179   10,866,142     2,941,991     3,778,687      7,398,010
Net assets at beginning of period. . . . . .    44,028,437    31,058,258   20,192,116    80,889,582    77,110,895     69,712,885
                                               -----------   -----------  -----------   -----------   -----------    -----------
Net assets at end of period. . . . . . . . .   $51,769,961   $44,028,437  $31,058,258   $83,831,573   $80,889,582    $77,110,895
                                               ===========   ===========  ===========   ===========   ===========    ===========




                                               INTERNATIONAL EQUITY INDEXSUBACCOUNT          SMALL CAP GROWTH SUBACCOUNT
                                              ---------------------------------------  ----------------------------------------
                                                 2000          1999         1998          2000          1999            1998
                                              ------------  ------------ ------------  -----------  -------------  ---------------
Increase (decrease) in net assets from
 operations:
 Net investment income (loss)                 $    53,643   $   200,569   $  734,599   $  (18,198)  $    527,624    $     (8,233)
 Net realized gain .                               57,135        62,140       52,891       61,745         48,210          21,741
 Net unrealized appreciation (depreciation)
  during the period.                             (479,838)    1,295,768       13,239      108,434      1,125,829         204,674
                                              -----------   -----------  -----------   ----------   ------------    ------------
Net increase (decrease) in net assets
 resulting from operations                       (369,060)    1,558,477      800,729      151,981      1,701,663         218,182
From policyholder transactions:
Net premiums from policyholders                 1,421,418     1,634,643    1,489,281    3,292,714      1,398,160         891,480
 Net benefits to policyholders                   (762,883)   (1,119,500)  (1,347,312)    (290,085)      (390,180)       (269,586)
 Net increase  in policy loans                     77,561            --           --           --             --              --
                                              -----------   -----------  -----------   ----------   ------------    ------------
 Net increase in net assets resulting from
  policyholder transactions                       736,096       515,143      141,969    3,002,629      1,007,980         621,894
                                              -----------   -----------  -----------   ----------   ------------    ------------
Net increase in net assets                        367,036     2,073,620      942,698    3,154,610      2,709,643         840,076
Net assets at beginning of period               7,180,994     5,107,374    4,164,676    4,511,934      1,802,291         962,215
                                              -----------   -----------  -----------   ----------   ------------    ------------
Net assets at end of period                   $ 7,548,030   $ 7,180,994   $5,107,374   $7,666,544   $  4,511,934    $  1,802,291
                                              ===========   ===========  ===========   ==========   ============    ============

See accompanying notes.

             JOHN HANCOCK MUTUAL VARIABLE LIFE INSURANCE ACCOUNT UV

                        YEARS AND PERIODS ENDED JUNE 30,


                                                   GLOBAL BALANCED SUBACCOUNT               MID CAP GROWTH SUBACCOUNT
                                              ------------------------------------  -----------------------------------------
                                                 2000         1999         1998        2000           1999            1998
                                              -----------  ----------- -----------  ------------  -------------  ---------------
Increase (decrease) in net assets from
 operations:
 Net investment income (loss) . . . . . . .   $    1,908   $   15,944   $  11,414   $   (49,211)  $  1,338,175    $    125,061
 Net realized gain (loss) . . . . . . . . .       (1,775)       1,061       1,050       987,117        420,826          26,192
 Net unrealized appreciation (depreciation)
  during the period . . . . . . . . . . . .       (9,345)      (8,559)     12,294    (1,782,512)     4,283,452         193,946
                                              ----------   ----------  ----------   -----------   ------------    ------------
Net increase (decrease) in net assets
 resulting from operations. . . . . . . . .       (9,212)       8,446      24,758      (844,606)     6,042,453         345,199
From policyholder transactions:
 Net premiums from policyholders. . . . . .       46,281      115,573     150,466     7,441,238      7,041,199         772,359
 Net benefits to policyholders. . . . . . .      (60,026)    (133,983)    (50,204)   (2,841,229)      (947,660)       (211,806)
 Net increase (decrease)  in policy loans .           --           --          --            --             --              --
                                              ----------   ----------  ----------   -----------   ------------    ------------
Net increase (decrease) in net assets
 resulting from policyholder transactions .      (13,745)     (18,410)    100,262     4,600,009      6,093,539         560,553
                                              ----------   ----------  ----------   -----------   ------------    ------------
Net increase (decrease) in net assets . . .      (22,957)      (9,964)    125,020     3,755,403     12,135,992         905,752
Net assets at beginning of period . . . . .      200,368      210,332      85,312    13,609,574      1,473,582         567,830
                                              ----------   ----------  ----------   -----------   ------------    ------------
Net assets at end of period . . . . . . . .   $  177,411   $  200,368   $ 210,332   $17,364,977   $ 13,609,574    $  1,473,582
                                              ==========   ==========  ==========   ===========   ============    ============




                                                    LARGE CAP VALUE SUBACCOUNT                 MONEY MARKET SUBACCOUNT
                                              --------------------------------------  -----------------------------------------
                                                 2000          1999         1998         2000           1999            1998
                                              ------------  ------------ -----------  ------------  -------------  ---------------
Increase (decrease) in net assets from
 operations:
 Net investment income                        $    76,382   $   474,149   $ 169,876   $   572,536   $  1,143,104    $  2,139,937
 Net realized gain (loss)                         (83,486)      123,242      68,953            --             --              --
 Net unrealized appreciation (depreciation)
  during the period                              (266,949)     (499,454)     64,132            --             --              --
                                              -----------   -----------  ----------   -----------   ------------    ------------
Net increase (decrease) in net assets
 resulting from operations                       (274,053)       97,937     302,961       572,536      1,143,104       2,139,937
From policyholder transactions:
 Net premiums from policyholders                2,956,833     5,449,922   2,321,440     5,773,700     16,733,655      55,692,824
 Net benefits to policyholders                 (1,238,365)   (1,059,147)   (528,449)   (3,624,978)   (46,642,184)    (22,850,788)
 Net increase (decrease)  in policy loans              --            --          --        23,791             --        (198,682)
                                              -----------   -----------  ----------   -----------   ------------    ------------
Net increase (decrease) in net assets
 resulting from policyholder transactions       1,718,468     4,390,775   1,792,991     2,172,513    (29,908,529)     32,643,354
                                              -----------   -----------  ----------   -----------   ------------    ------------
Net increase (decrease) in net assets           1,444,415     4,488,712   2,095,952     2,745,049    (28,765,425)     34,783,291
Net assets at beginning of period               8,262,787     3,774,075   1,678,123    20,503,106     49,268,531      14,485,240
                                              -----------   -----------  ----------   -----------   ------------    ------------
Net assets at end of period                   $ 9,707,202   $ 8,262,787  $3,774,075   $23,248,155   $ 20,503,106    $ 49,268,531
                                              ===========   ===========  ==========   ===========   ============    ============

See accompanying notes.

             JOHN HANCOCK MUTUAL VARIABLE LIFE INSURANCE ACCOUNT UV

                        YEARS AND PERIODS ENDED JUNE 30,


                                                MID CAP VALUE SUBACCOUNT               SMALL/MID CAP GROWTH SUBACCOUNT
                                         --------------------------------------  -------------------------------------------
                                            2000         1999          1998          2000           1999            1998
                                         -----------  ------------  ------------ -------------  -------------  ----------------
Increase (decrease) in net assets from
 operations:
 Net investment income . . . . . . . .   $   (2,817)  $     2,457   $    19,063  $    (15,760)  $    810,295    $      66,339
 Net realized gain (loss). . . . . . .      (51,073)     (547,518)       74,634      (149,393)        16,952           33,249
 Net unrealized appreciation
  (depreciation) during the period . .      304,436       657,486      (944,401)      575,021       (590,295)         126,465
                                         ----------   -----------   -----------  ------------   ------------    -------------
Net increase (decrease) in net assets
 resulting from operations . . . . . .      250,546       112,425      (850,704)      409,868        236,952          226,053
From policyholder transactions:
 Net premiums from policyholders . . .    1,577,789     2,086,192     5,639,732      (115,753)     1,533,102        1,812,713
 Net benefits to policyholders . . . .     (291,643)   (3,546,814)     (775,357)     (209,369)    (1,200,248)      (1,214,489)
 Net increase (decrease) in policy
  loans. . . . . . . . . . . . . . . .           --            --            --            --             --               --
                                         ----------   -----------   -----------  ------------   ------------    -------------
Net increase (decrease) in net assets
 resulting from policyholder
 transactions. . . . . . . . . . . . .    1,286,146    (1,460,622)    4,864,375      (325,122)       332,854          598,224
                                         ----------   -----------   -----------  ------------   ------------    -------------
Net increase (decrease) in net assets.    1,536,692    (1,348,197)    4,013,671        84,746        569,806          824,277
Net assets at beginning of period. . .    4,701,632     6,049,829     2,036,158     5,486,044      4,916,238        4,091,961
                                         ----------   -----------   -----------  ------------   ------------    -------------
Net assets at end of period. . . . . .   $6,238,324   $ 4,701,632   $ 6,049,829  $  5,570,790   $  5,486,044    $   4,916,238
                                         ==========   ===========   ===========  ============   ============    =============




                                             REAL ESTATE EQUITY SUBACCOUNT               GROWTH & INCOME SUBACCOUNT
                                         --------------------------------------  ------------------------------------------
                                            2000         1999          1998          2000           1999            1998
                                         -----------  ------------  ------------ -------------  -------------  ---------------
Increase (decrease) in net assets from
 operations:
 Net investment income                   $  105,877   $   255,391   $   327,346  $  1,782,130   $ 35,556,691    $ 26,835,871
 Net realized gain (loss)                   (91,535)     (168,994)      158,205     2,647,435      5,502,422       3,223,935
 Net unrealized appreciation
  (depreciation) during the period          483,848      (220,380)   (1,546,717)   (5,596,868)     2,405,417      32,918,552
                                         ----------   -----------   -----------  ------------   ------------    ------------
Net increase (decrease) in net assets
 resulting from operations                  498,190      (133,983)   (1,061,166)   (1,167,303)    43,464,530      62,978,358
From policyholder transactions:
 Net premiums from policyholders            555,720       968,627     3,382,263    15,901,284     34,593,082      35,108,834
 Net benefits to policyholders             (554,815)   (2,335,552)   (1,663,696)  (18,823,645)   (34,650,911)    (29,649,984)
 Net increase (decrease) in policy
  loans. . . . . .                           37,032            --        (1,103)      386,988             --       3,672,137
                                         ----------   -----------   -----------  ------------   ------------    ------------
Net increase (decrease) in net assets
 resulting from policyholder
 transactions. . .                           37,937    (1,366,925)    1,717,464    (2,535,373)       (57,829)      9,130,987
                                         ----------   -----------   -----------  ------------   ------------    ------------
Net increase (decrease) in net assets       536,127    (1,500,908)      656,298    (3,702,676)    43,406,701      72,109,345
Net assets at beginning of period         4,030,100     5,531,008     4,874,710   340,500,097    297,093,396     224,984,051
                                         ----------   -----------   -----------  ------------   ------------    ------------
Net assets at end of period              $4,566,227   $ 4,030,100   $ 5,531,008  $336,797,421   $340,500,097    $297,093,396
                                         ==========   ===========   ===========  ============   ============    ============



See accompanying notes.

             JOHN HANCOCK MUTUAL VARIABLE LIFE INSURANCE ACCOUNT UV

                        YEARS AND PERIODS ENDED JUNE 30,


                                                      MANAGED SUBACCOUNT                     SHORT-TERM BOND SUBACCOUNT
                                          ------------------------------------------  -----------------------------------------
                                              2000           1999           1998          2000           1999            1998
                                          -------------  ------------- -------------  -------------  --------------  -------------
Increase (decrease) in net assets from
 operations:
 Net investment income  . . . . . . . .   $  1,745,421   $ 10,302,317   $ 9,624,999   $      7,179   $      14,042    $   24,670
 Net realized gain (loss) . . . . . . .        602,334        996,546       791,245         (1,357)         (8,638)          265
 Net unrealized appreciation
  (depreciation) during the period. . .     (1,028,010)    (2,108,530)    6,629,458            885          (2,442)       (4,247)
                                          ------------   ------------  ------------   ------------   -------------    ----------
Net increase in net assets resulting
 from operations. . . . . . . . . . . .      1,319,745      9,190,333    17,045,702          6,707           2,962        20,688
From policyholder transactions:
 Net premiums from policyholders. . . .      6,612,464     13,430,282    13,116,210         62,306         109,732       420,697
 Net benefits to policyholders. . . . .     (8,783,955)   (14,305,859)  (14,539,301)       (41,809)       (370,270)      (71,999)
 Net increase in policy loans . . . . .        289,031             --     1,134,137             --              --            --
                                          ------------   ------------  ------------   ------------   -------------    ----------
Net increase (decrease) in net assets
 resulting from policyholder
 transactions . . . . . . . . . . . . .     (1,882,460)      (875,577)     (288,954)        20,497        (260,538)      348,698
                                          ------------   ------------  ------------   ------------   -------------    ----------
Net increase (decrease) in net assets .       (562,715)     8,314,756    16,756,748         27,204        (257,576)      369,386
Net assets at beginning of period . . .    119,129,419    110,814,663    94,057,915        238,913         496,489       127,103
                                          ------------   ------------  ------------   ------------   -------------    ----------
Net assets at end of period . . . . . .   $118,566,704   $119,129,419  $110,814,663   $    266,117   $     238,913    $  496,489
                                          ============   ============  ============   ============   =============    ==========




                                              SMALL CAP VALUE SUBACCOUNT        INTERNATIONAL OPPORTUNITIES SUBACCOUNT
                                         ------------------------------------  ---------------------------------------
                                            2000         1999         1998        2000           1999           1998
                                         -----------  -----------  ----------- ------------  -------------  --------------
Increase (decrease) in net assets from
 operations:
 Net investment income                   $   20,485   $   61,905   $      822  $    6,459    $   223,214     $   11,862
 Net realized gain (loss)                   (86,055)     (33,134)      29,257      70,837        155,412         33,474
 Net unrealized appreciation
  (depreciation) during the period           89,421     (148,401)    (105,331)   (218,272)       387,412        272,314
                                         ----------   ----------   ----------  ----------    -----------     ----------
Net increase (decrease) in net assets
 resulting from operations                   23,851     (119,630)     (75,252)   (140,976)       766,038        317,650
From policyholder transactions:
 Net premiums from policyholders            760,849    1,483,922    1,644,666   4,733,164      2,354,681      3,814,201
 Net benefits to policyholders             (210,136)    (447,402)    (270,585)   (180,424)    (3,673,500)      (339,134)
 Net increase in policy loans                    --           --           --          --             --             --
                                         ----------   ----------   ----------  ----------    -----------     ----------
Net increase (decrease) in net assets
 resulting from policyholder
 transactions. . .                          550,713    1,036,520    1,374,081   4,552,740     (1,318,819)     3,475,067
                                         ----------   ----------   ----------  ----------    -----------     ----------
Net increase (decrease) in net assets       574,564      916,890    1,298,829   4,411,764       (552,781)     3,792,717
Net assets at beginning of period         3,467,392    2,550,502    1,251,673   3,628,943      4,181,724        389,007
                                         ----------   ----------   ----------  ----------    -----------     ----------
Net assets at end of period              $4,041,956   $3,467,392   $2,550,502  $8,040,707    $ 3,628,943     $4,181,724
                                         ==========   ==========   ==========  ==========    ===========     ==========

 See accompanying notes.

             JOHN HANCOCK MUTUAL VARIABLE LIFE INSURANCE ACCOUNT UV

                        YEARS AND PERIODS ENDED JUNE 30,


                                     EQUITY INDEX                         GLOBAL BOND
                                      SUBACCOUNT                          SUBACCOUNT
                        --------------------------------------  -------------------------------
                           2000          1999          1998        2000      1999         1998
                        ------------  ------------  -----------  --------- ----------  -----------
Increase (decrease) in
 net assets from
 operations:
 Net investment income  $    44,536   $   529,375   $  158,126   $ 12,074   $ 33,778    $ 17,649
 Net realized gain
  (loss). . . . . . .       165,284       271,978      443,879     (9,422)      (151)      3,991
 Net unrealized
  appreciation
  (depreciation)
  during the period .      (305,128)    1,282,937      585,673     22,501    (52,953)      4,308
                        -----------   -----------   ----------   --------  ---------    --------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . .       (95,308)    2,084,290    1,187,678     25,153    (19,326)     25,948
From policyholder
 transactions:
 Net premiums from
  policyholders . . .     5,310,072     6,697,385    4,822,053    205,433    696,619     381,025
 Net benefits to
  policyholders . . .    (1,515,182)   (1,623,429)    (885,493)   (93,595)  (317,999)    (83,865)
 Net increase in
  policy loans. . . .            --            --           --         --         --          --
                        -----------   -----------   ----------   --------  ---------    --------
Net increase in net
 assets resulting from
 policyholder
 transactions . . . .     3,794,890     5,073,956    3,936,560    111,838    378,620     297,159
                        -----------   -----------   ----------   --------  ---------    --------
Net increase in net
 assets . . . . . . .     3,699,582     7,158,246    5,124,238    136,991    359,294     323,107
Net assets at
 beginning of period.    14,406,079     7,247,833    2,123,595    829,718    470,424     147,317
                        -----------   -----------   ----------   --------  ---------    --------
Net assets at end of
 period . . . . . . .   $18,105,661   $14,406,079   $7,247,833   $966,709   $829,718    $470,424
                        ===========   ===========   ==========   ========  =========    ========




                              TURNER CORE GROWTH
                                  SUBACCOUNT             BRANDES INTERNATIONAL EQUITY SUBACCOUNT
                        ------------------------------  ----------------------------------------
                          2000       1999       1998        2000          1999          1998
                        ---------  ---------  ---------  ------------ ------------  --------------
Increase (decrease) in
 net assets from
 operations:
 Net investment income  $  3,659   $ 18,189   $  1,666    $  9,788      $ 14,188      $ 13,286
 Net realized gain.       15,398     26,736      2,780       4,917        11,526           600
 Net unrealized
  appreciation
  (depreciation)
  during the period.      (2,617)    23,628     22,686      38,205       122,734         8,581
                        --------   --------   --------    --------      --------      --------
Net increase in net
 assets resulting from
 operations. . . . .      16,440     68,553     27,132      52,910       148,448        22,467
From policyholder
 transactions:
 Net premiums from
  policyholders. . .     152,961    109,802     39,070     389,836       152,629       141,892
 Net benefits to
  policyholders. . .     (16,862)   (45,555)    (9,835)    (13,506)     (31,332)       (34,941)
 Net increase in
  policy loans. . .           --         --         --          --            --            --
                        --------   --------   --------    --------      --------      --------
Net increase in net
 assets resulting from
 policyholder
 transactions. . . .     136,099     64,247     29,235     376,330       121,297       106,951
                        --------   --------   --------    --------      --------      --------
Net increase in net
 assets. . . . . . .     152,539    132,800     56,367     429,240       269,745       129,418

Net assets at
 beginning of period     257,807    125,007     68,640     525,502       255,757       126,339
                        --------   --------   --------    --------      --------      --------
Net assets at end of
 period. . . . . . .    $410,346   $257,807   $125,007    $954,742      $525,502      $255,757
                        ========   ========   ========    ========      ========      ========

See accompanying notes.

             JOHN HANCOCK MUTUAL VARIABLE LIFE INSURANCE ACCOUNT UV

                        YEARS AND PERIODS ENDED JUNE 30,


                           FRONTIER CAPITAL APPRECIATION          EMERGING MARKETS EQUITY
                                    SUBACCOUNT                         SUBACCOUNT
                        -----------------------------------  -------------------------------
                          2000        1999          1998         2000       1999       1998*
                        ---------  ------------  -----------  ----------- ---------  ----------
Increase (decrease) in
 net assets from
 operations:
 Net investment income
  (loss). . . . . . .   $ 16,914   $     8,771   $     (614)  $   (2,493)  $15,170    $     1
 Net realized gain
  (loss). . . . . . .      6,835       (59,550)      23,061       25,714     1,838         (1)
 Net unrealized
  appreciation
  (depreciation)
  during the period .     40,060        89,369         (840)    (121,684)   92,713        (48)
                        --------   -----------   ----------   ----------  --------    -------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . .     63,809        38,590       21,607      (98,463)  109,721        (48)
From policyholder
 transactions:
 Net premiums from
  policyholders . . .    181,850       103,675    2,465,299      853,330   336,277        784
 Net benefits to
  policyholders . . .     (4,155)   (2,221,410)    (227,386)    (125,559)   (8,915)        (7)
 Net increase in
  policy loans. . . .         --            --           --           --        --         --
                        --------   -----------   ----------   ----------  --------    -------
Net increase
 (decrease) in net
 assets resulting from
 policyholder
 transactions . . . .    177,695    (2,117,735)   2,237,913      727,771   327,362        777
                        --------   -----------   ----------   ----------  --------    -------
Net increase in net
 assets . . . . . . .    241,504    (2,079,145)   2,259,520      629,308   437,083        729
Net assets at
 beginning of period.    453,983     2,533,128      273,608      437,812       729         --
                        --------   -----------   ----------   ----------  --------    -------
Net assets at end of
 period . . . . . . .   $695,487   $   453,983   $2,533,128   $1,067,120  $437,812    $   729
                        ========   ===========   ==========   ==========  ========    =======




                                                    INTERNATIONAL OPPORTUNITIES II                          BOND INDEX

                                                              SUBACCOUNT                                  SUBACCOUNT

                                        -----------------------------------------------------  --------------------------------
                                                                    2000      1999     1998*          2000       1999      1998*
                                        --------------------------------  --------   -------   -----------   --------   --------

Increase (decrease) in net assets from
 operations:
 Net investment income. .               $                          2,256   $   438   $    57   $     3,277   $  2,701    $   285
 Net realized gain (loss)                                          1,228       196       (16)         (875)    (1,613)       (26)
 Net unrealized appreciation
  (depreciation) during the period                                (3,402)   20,203      (303)        2,959     (1,753)      (147)
                                        --------------------------------  --------   -------   -----------   --------    -------
Net increase (decrease) in net assets
 resulting from operations                                            82    20,837      (262)        5,361       (665)       112
From policyholder transactions:
 Net premiums from policyholders                                 163,951   125,955    17,519        13,572     80,921     16,730
 Net benefits to policyholders                                   (57,384)  (15,572)     (762)       (6,663)   (20,596)    (2,293)
 Net increase in policy loans                                         --        --        --            --         --         --
                                        --------------------------------  --------   -------   -----------   --------    -------
Net increase in net assets resulting
 from policyholder transactions                                  106,567   110,383    16,757         6,909     60,325     14,437
                                        --------------------------------  --------   -------   -----------   --------    -------
Net increase in net assets                                       106,649   131,220    16,495        12,270     59,660     14,549
Net assets at beginning of period                                147,715    16,495        --        74,209     14,549         --
                                        --------------------------------  --------   -------   -----------   --------    -------

Net assets at end of period             $                        254,364  $147,715   $16,495   $    86,479   $ 74,209    $14,549
                                        ================================  ========   =======   ===========   ========    =======


---------
* From May 1, 1998 (commencement of operations).

See accompanying notes.

             JOHN HANCOCK MUTUAL VARIABLE LIFE INSURANCE ACCOUNT UV

                        YEARS AND PERIODS ENDED JUNE 30,


                              SMALL/MID CAP CORE                 HIGH YIELD BOND
                                  SUBACCOUNT                        SUBACCOUNT
                        ------------------------------  --------------------------------
                          2000       1999      1998*        2000       1999       1998*
                        ---------  ---------  ---------  -----------  -------- ------------
Increase (decrease) in
 net assets from
 operations:
 Net investment income
  (loss). . . . . . .   $   (118)  $  6,364   $    (48)  $   19,613   $ 2,791   $      48
 Net realized gain
  (loss). . . . . . .        426      1,093     (1,957)      (9,114)     (396)       (108)
Net unrealized
 appreciation
 (depreciation)
 during the period. .     (2,399)     4,719      1,888        1,038    (1,172)        (19)
                        --------   --------   --------   ----------   -------   ---------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . .     (2,091)    12,176       (117)      11,537     1,223         (79)
From policyholder
 transactions:
 Net premiums from
  policyholders . . .     94,470     44,493     52,673    1,328,320    69,375     108,274
 Net benefits to
  policyholders . . .        854    (12,003)   (19,857)     (60,714)       --    (102,742)
 Net increase in
  policy loans. . . .         --         --         --           --        --          --
                        --------   --------   --------   ----------   -------   ---------
Net increase in net
 assets resulting from
 policyholder
 transactions . . . .     95,324     32,490     32,816    1,267,606    69,375       5,532
                        --------   --------   --------   ----------   -------   ---------
Net increase in net
 assets . . . . . . .     93,232     44,666     32,699    1,279,143    70,598       5,453
Net assets at
 beginning of period.     77,365     32,699         --       76,051     5,453          --
                        --------   --------   --------   ----------   -------   ---------
Net assets at end of
 period . . . . . . .   $170,598   $ 77,365   $ 32,699   $1,355,194   $76,051   $   5,543
                        ========   ========   ========   ==========   =======   =========




                                                         CLIFTON ENHANCED
                                                      U.S. EQUITY SUBACCOUNT
                                                      -----------------------
                                                         2000         1999**
                                                      -----------  ------------
Increase (decrease) in net assets from operations:
 Net investment income. . . . . . . . . . . . . . .    $   614       $ 1,374
 Net realized gain. . . . . . . . . . . . . . . . .        292            11
 Net unrealized appreciation (depreciation) during
  the period. . . . . . . . . . . . . . . . . . . .       (958)        1,285
                                                       -------       -------
Net increase (decrease) in net assets resulting from
 operations . . . . . . . . . . . . . . . . . . . .        (52)        2,670
From policyholder transactions:
 Net premiums from policyholders. . . . . . . . . .     15,980        15,505
 Net benefits to policyholders. . . . . . . . . . .     (8,287)           --
 Net increase in policy loans . . . . . . . . . . .         --            --
                                                       -------       -------
Net increase in net assets resulting from
 policyholder transactions. . . . . . . . . . . . .      7,693        15,505
                                                       -------       -------
Net increase in net assets. . . . . . . . . . . . .      7,641        18,175

Net assets at beginning of period . . . . . . . . .     18,175            --
                                                       -------       -------
Net assets at end of period . . . . . . . . . . . .    $25,816       $18,175
                                                       =======       =======

---------
* From May 1, 1998 (commencement of operations).
** From May 1, 1999 (commencement of operations).

See accompanying notes.

             JOHN HANCOCK MUTUAL VARIABLE LIFE INSURANCE ACCOUNT UV

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                     YEARS AND PERIODS ENDED JUNE 30, 2000

1. ORGANIZATION

  John Hancock Mutual Variable Life Insurance Account UV (the Account) is a separate investment account of John Hancock Life Insurance Company (JHLICO or John Hancock). John Hancock Mutual Variable Life Insurance Account UV was formed to fund variable life insurance policies (Policies) issued by JHLICO. The Account is operated as a unit investment trust registered under the Investment Company Act of 1940, as amended, and currently consists of twenty-seven subaccounts. The assets of each subaccount are invested exclusively in shares of a corresponding Portfolio of John Hancock Variable Series Trust I (the Fund) or of M Fund Inc. (M Fund). New subaccounts may be added as new Portfolios are added to the Fund or to M Fund, or as other investment options are developed, and made available to policyholders. The twenty-seven Portfolios of the Fund and M Fund which are currently available are the Large Cap Growth, Active Bond (formerly, Sovereign Bond), International Equity Index, Small Cap Growth, Global Balanced (formerly, International Balanced), Mid Cap Growth, Large Cap Value, Money Market, Mid Cap Value, Small/Mid Cap Growth (formerly, Diversified Mid Cap Growth), Real Estate Equity, Growth & Income, Managed, Short-Term Bond, Small Cap Value, International Opportunities, Equity Index, Global Bond (formerly, Strategic Bond), Turner Core Growth, Brandes International Equity, Frontier Capital Appreciation, Emerging Markets Equity, International Opportunities II (formerly, Global Equity), Bond Index, Small/Mid Cap CORE, High Yield Bond and Clifton Enhanced U.S. Equity Portfolios (formerly, Enhanced U.S. Equity Portfolios.) Each Portfolio has a different investment objective.

  The net assets of the Account may not be less than the amount required under state insurance law to provide for death benefits (without regard to the minimum death benefit guarantee) and other policy benefits. Additional assets are held in JHLICO's general account to cover the contingency that the guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

  The assets of the Account are the property of JHLICO. The portion of the Account's assets applicable to the policies may not be charged with liabilities arising out of any other business JHLICO may conduct.

2. SIGNIFICANT ACCOUNTING POLICIES

 Estimates

  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

 Valuation of Investments

  Investment in shares of the Fund and of M Fund are valued at the reported net asset values of the respective Portfolios. Investment transactions are recorded on the trade date. Dividend income is recognized on the ex-dividend date. Realized gains and losses on sales of respective Portfolio shares are determined on the basis of identified cost.

 Federal Income Taxes

  The operations of the Account are included in the federal income tax return of JHLICO, which is taxed as a life insurance company under the Internal Revenue Code. JHLICO has the right to charge the Account any federal income taxes, or provision for federal income taxes, attributable to the operations of the Account or to the Policies funded in the Account. Currently, JHLICO does not make a charge for income or other taxes. Charges for state and local taxes, if any, attributable to the Account may also be made.

             JOHN HANCOCK MUTUAL VARIABLE LIFE INSURANCE ACCOUNT UV

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

 Expenses

  JHLICO assumes mortality and expense risks of the variable life insurance policies for which asset charges are deducted at various rates ranging from .50% to .625%, depending on the type of policy, of net assets (excluding policy loans) of the Account. Additionally, a monthly charge at varying levels for the cost of extra insurance is deducted from the net assets of the Account.

  JHLICO makes certain deductions for administrative expenses and state premium taxes from premium payments before amounts are transferred to the Account.

 Policy Loans

  Policy loans represent outstanding loans plus accrued interest. Interest is accrued (net of a charge for policy loan administration determined at an annual rate of .75% of the aggregate amount of policyholder indebtedness) and compounded daily.

3. TRANSACTIONS WITH AFFILIATES

  JHLICO acts as the distributor, principal underwriter and investment advisor for the Fund.

  Certain officers of the Account are officers and directors of JHLICO or the Fund.

             JOHN HANCOCK MUTUAL VARIABLE LIFE INSURANCE ACCOUNT UV

4. DETAILS OF INVESTMENTS

  The details of the shares owned and cost and value of investments in the Portfolios of the Fund and of M Fund at June 30, 2000 were as follows:


          PORTFOLIO             SHARES OWNED     COST          VALUE
          ---------             ------------  -----------  --------------
Large Cap Growth. . . . . . .      1,688,303   37,865,715   $ 48,724,465
Active Bond . . . . . . . . .      7,988,760   79,082,802     73,025,493
International Equity Index. .        385,177    6,423,009      7,123,296
Small Cap Growth. . . . . . .        380,180    4,812,891      7,666,668
Global Balanced . . . . . . .         17,540      185,375        177,025
Mid Cap Growth. . . . . . . .        619,812   14,180,987     17,365,257
Large Cap Value . . . . . . .        743,931   10,201,568      9,694,756
Money Market. . . . . . . . .      2,105,302   21,064,045     21,053,018
Mid Cap Value . . . . . . . .        462,517    6,608,805      6,233,979
Small/Mid Cap Growth. . . . .        365,644    5,532,048      5,570,881
Real Estate Equity. . . . . .        338,700    4,899,244      4,294,336
Growth & Income . . . . . . .     15,313,823  237,723,202    303,554,525
Managed . . . . . . . . . . .      6,819,945   95,495,007    105,001,203
Short-Term U.S Government . .         27,289      280,710        264,753
Small Cap Value . . . . . . .        368,648    4,249,570      4,036,903
International Opportunities .        552,795    7,448,954      8,034,392
Equity Index. . . . . . . . .        893,927   16,117,504     18,094,530
Global Bond . . . . . . . . .         96,559      991,751        962,569
Turner Core Growth. . . . . .         17,213      192,884        410,353
Brandes International Equity.         59,822      390,107        954,757
Frontier Capital Appreciation         29,358      398,053        695,498
Emerging Markets Equity . . .         93,465    1,094,319      1,067,137
International Opportunities II        21,167      237,674        254,192
Bond Index. . . . . . . . . .          9,198       87,036         86,010
Small/Mid Cap Core. . . . . .         16,556      159,144        170,344
High Yield Bond . . . . . . .        159,321    1,355,765      1,346,012
Clifton Enhanced US Equity. .          1,297       17,171         25,816

             JOHN HANCOCK MUTUAL VARIABLE LIFE INSURANCE ACCOUNT UV

  Purchases, including reinvestment of dividend distributions and proceeds from the sales of shares in the Portfolios of the Fund and of M Fund during 1999, were as follows:


                 PORTFOLIO                   PURCHASES     SALES
                 ---------                   ---------  -----------
Large Cap Growth . . . . . . . . . . . . .   5,805,669   1,154,899
Active Bond. . . . . . . . . . . . . . . .   6,550,840   3,882,555
International Equity Index . . . . . . . .   1,023,224     318,367
Small Cap Growth . . . . . . . . . . . . .   3,126,744   1,421,888
Global Balanced. . . . . . . . . . . . . .      43,815      55,650
Mid Cap Growth . . . . . . . . . . . . . .   6,467,261   1,916,183
Large Cap Value. . . . . . . . . . . . . .   2,921,252   1,126,241
Money Market . . . . . . . . . . . . . . .   5,277,891   2,565,018
Mid Cap Value. . . . . . . . . . . . . . .   1,847,890     564,458
Small/Mid Cap Growth . . . . . . . . . . .     426,328     767,119
Real Estate Equity . . . . . . . . . . . .     457,831     355,824
Growth & Income. . . . . . . . . . . . . .   6,927,550   8,089,835
Managed. . . . . . . . . . . . . . . . . .   4,713,065   5,215,503
Short-Term U.S Government. . . . . . . . .      57,738      30,057
Small Cap Value. . . . . . . . . . . . . .     880,388     309,121
International Opportunities. . . . . . . .   4,915,259     355,929
Equity Index . . . . . . . . . . . . . . .   4,825,408     985,688
Global Bond. . . . . . . . . . . . . . . .     238,197     114,270
Turner Core Growth . . . . . . . . . . . .           0           0
Brandes International Equity . . . . . . .           0           0
Frontier Capital Appreciation. . . . . . .           0           0
Emerging Markets Equity. . . . . . . . . .     812,522      87,227
International Opportunities II . . . . . .     115,810       6,982
Bond Index . . . . . . . . . . . . . . . .     146,866     136,679
Small/Mid Cap Core . . . . . . . . . . . .      98,036       8,982
High Yield Bond. . . . . . . . . . . . . .   1,527,409     240,168
Clifton Enhanced US Equity . . . . . . . .           0           0

             JOHN HANCOCK MUTUAL VARIABLE LIFE INSURANCE ACCOUNT UV

5. NET ASSETS

  Accumulation shares attributable to net assets of policyholders and accumulation share values for each subaccount at December 31, 1999 were as follows:


                                    VLI CLASS #1                 MVL CLASS #3                FLEX CLASS #4
                             --------------------------- ---------------------------  ----------------------------
                             ACCUMULATION  ACCUMULATION   ACCUMULATION ACCUMULATION   ACCUMULATION    ACCUMULATION
         PORTFOLIO              SHARES     SHARES VALUES     SHARES     SHARES VALUES     SHARES       SHARESVALUES
         ---------           ------------  -------------  ------------ -------------  ------------    ------------
Large Cap Growth . . . . .        0              0           40,237       $83.98            331,963   $       83.98
Active Bond. . . . . . . .        0              0           17,005        24.41          1,308,502           24.41
International Equity Index        0              0           18,140        26.08            148,553           26.08
Small Cap Growth . . . . .        0              0           65,672        22.82            231,279           22.82
Global Balanced. . . . . .        0              0            7,023        12.67              3,583           12.67
Mid Cap Growth . . . . . .        0              0          130,455        34.02            318,089           34.02
Large Cap Value. . . . . .        0              0           56,833        15.74            500,501           15.74
Money Market . . . . . . .        0              0           74,235        18.58            622,010           18.58
Mid Cap Value. . . . . . .        0              0           54,304        14.82            316,883           14.82
Small/Mid Cap Growth . . .        0              0           24,651        21.43            221,741           21.43
Real Estate Equity . . . .        0              0           12,087        25.09            106,985           25.09
Growth & Income. . . . . .        0              0          118,112        67.63          1,905,323           67.63
Managed. . . . . . . . . .        0              0           49,090        41.02          1,192,354           40.02
Short-Term Bond. . . . . .        0              0              226        13.34             13,886           13.34
Small Cap Value. . . . . .        0              0           34,134        12.43            259,898           12.43
International Opportunities       0              0           19,177        15.85            462,709           15.85
Equity Index . . . . . . .        0              0          213,813        22.90            468,851           22.90
Global Bond. . . . . . . .        0              0           24,481        12.51             40,686           12.51
Turner Core Growth . . . .        0              0            3,464        27.61             11,391           27.61
Brandes International
 Equity. . . . . . . . . .        0              0           14,801        17.80             27,349           17.80
Frontier Capital
 Appreciation. . . . . . .        0              0            1,424        24.26             21,994           24.26
Emerging Markets Equity. .        0              0           18,570        11.88             59,253           11.88
International
 Opportunities II. . . . .        0              0            7,894        12.21              2,796           12.21
Bond Index . . . . . . . .        0              0            5,047        10.72              2,752           10.72
Small/Mid Cap CORE . . . .        0              0            2,148        11.27                535           11.27
High Yield Bond. . . . . .        0              0           14,488         9.88            119,283            9.88
Clifton Enhanced U.S.
 Equity. . . . . . . . . .        0              0            2,006        12.87                  0           12.87

             JOHN HANCOCK MUTUAL VARIABLE LIFE INSURANCE ACCOUNT UV

                                        FLEX II CLASS #5                       VEP CLASS #7                 VEP CLASS #8
                          --------------------------------------------- ---------------------------  ---------------------------
                             ACCUMULATION           ACCUMULATION        ACCUMULATION  ACCUMULATION   ACCUMULATION   ACCUMULATION
       PORTFOLIO                SHARES              SHARESVALUES           SHARES     SHARES VALUES     SHARES      SHARES VALUES
       ---------             ------------           ------------        ------------  -------------  ------------   -------------
Large Cap Growth. . . .               22,632  $                   83.98    15,704        $36.03         14,153         $36.15
Active Bond . . . . . .               10,373                      24.41     8,570         14.22          5,773          14.26
International Equity
 Index. . . . . . . . .                8,993                      26.08    13,138         16.58          6,389          16.64
Small Cap Growth. . . .               28,326                      22.82     8,805         22.80          1,870          22.84
Global Balanced . . . .                3,145                      12.67       251         12.66              0          12.68
Mid Cap Growth. . . . .               35,455                      34.02     1,417         33.98         12,104          34.05
Large Cap Value . . . .               37,255                      15.74    11,308         15.73         10,691          15.76
Money Market. . . . . .                7,353                      18.58    40,065         13.43         20,590          13.45
Mid Cap Value . . . . .               25,255                      14.82    23,636         14.81            747          14.84
Small/Mid Cap Growth. .                6,480                      21.43     2,422         21.40          4,637          21.46
Real Estate Equity. . .                7,129                      25.09       588         16.32              0          16.37
Growth & Income . . . .               62,231                      67.63    68,339         30.67         25,579          30.77
Managed . . . . . . . .               27,064                      40.02    15,758         21.07          9,908          23.14
Short-Term Bond . . . .                2,818                      13.34       904         13.32              0          13.36
Small Cap Value . . . .               21,123                      12.43     8,537         12.41          1,607          12.44
International
 Opportunities. . . . .               10,708                      15.85     8,879         15.83          5,760          15.87
Equity Index. . . . . .               62,333                      22.90    27,531         22.87         18,207          22.92
Global Bond                            7,666                      12.51     4,409         12.50              0          12.53
Turner Core Growth. . .                    0                      27.61         0         29.67              0          29.74
Brandes International
 Equity . . . . . . . .                  550                      17.80       741         17.55         10,326          17.59
Frontier Capital
 Appreciation . . . . .                  288                      24.26       231         26.14          4,347          26.20
Emerging Markets Equity                5,669                      11.88     6,450         11.87              0          11.88
International
 Opportunities II . . .                  252                      12.21     3,813         12.21              0          12.21
Bond Index. . . . . . .                  147                      10.72       104         10.71             19          10.72
Small/Mid Cap CORE. . .                  124                      11.27    12,342         11.26              0          11.27
High Yield Bond . . . .                1,696                       9.88     1,716          9.87             21           9.88
Clifton Enhanced U.S.
 Equity . . . . . . . .                    0                      12.87         0         16.98              0          17.00

             JOHN HANCOCK MUTUAL VARIABLE LIFE INSURANCE ACCOUNT UV

                                                         VEP CLASS #9
                                                  ---------------------------
                                                  ACCUMULATION   ACCUMULATION
                   PORTFOLIO                         SHARES      SHARES VALUES
                   ---------                      ------------   -------------
Large Cap Growth. . . . . . . . . . . . . . . .      2,006          $36.26
Active Bond . . . . . . . . . . . . . . . . . .          0           14.31
International Equity Index. . . . . . . . . . .          0           16.70
Small Cap Growth. . . . . . . . . . . . . . . .          0           22.89
Global Balanced . . . . . . . . . . . . . . . .          0           12.71
Mid Cap Growth. . . . . . . . . . . . . . . . .          0           34.12
Large Cap Value . . . . . . . . . . . . . . . .          0           15.79
Money Market. . . . . . . . . . . . . . . . . .          0           13.51
Mid Cap Value . . . . . . . . . . . . . . . . .          0           14.87
Small/Mid Cap Growth. . . . . . . . . . . . . .          0           21.58
Real Estate Equity. . . . . . . . . . . . . . .         17           16.43
Growth & Income . . . . . . . . . . . . . . . .      3,218           30.87
Managed . . . . . . . . . . . . . . . . . . . .          0           21.20
Short-Term Bond . . . . . . . . . . . . . . . .          0           13.40
Small Cap Value . . . . . . . . . . . . . . . .          0           12.46
International Opportunities . . . . . . . . . .          0           15.90
Equity Index. . . . . . . . . . . . . . . . . .          0           22.97
Global Bond . . . . . . . . . . . . . . . . . .                      12.55
Turner Core Growth. . . . . . . . . . . . . . .          0           29.80
Brandes International Equity. . . . . . . . . .          0           17.64
Frontier Capital Appreciation . . . . . . . . .          0           26.25
Emerging Markets Equity . . . . . . . . . . . .          0           11.89
International Opportunities II. . . . . . . . .      6,073           12.23
Bond Index. . . . . . . . . . . . . . . . . . .          0           10.73
Small/Mid Cap CORE. . . . . . . . . . . . . . .          0           11.28
High Yield Bond . . . . . . . . . . . . . . . .          0            9.89
Clifton Enhanced U.S. Equity. . . . . . . . . .          0           17.03

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS



To the Policyholders of
John Hancock Mutual Variable Life Insurance Account UV of John Hancock Mutual Life Insurance Company

  We have audited the accompanying statement of assets and liabilities of John Hancock Mutual Variable Life Insurance Account UV (the Account) (comprising, respectively, the Large Cap Growth, Sovereign Bond, International Equity Index, Small Cap Growth, International Balanced, Mid Cap Growth, Large Cap Value, Money Market, Mid Cap Value, Small/Mid Cap Growth (formerly, Diversified Mid Cap Growth), Real Estate Equity, Growth & Income, Managed, Short-Term Bond, Small Cap Value, International Opportunities, Equity Index, Global Bond (formerly, Strategic Bond), Turner Core Growth, Brandes International Equity, Frontier Capital Appreciation, Emerging Markets Equity, Global Equity, Bond Index, Small/Mid Cap CORE, High-Yield Bond and Enhanced U.S. Equity Subaccounts) as of December 31, 1999, and the related statements of operations and changes in net assets for each of the periods indicated therein. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

  We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting John Hancock Mutual Variable Life Insurance Account UV at December 31, 1999, the results of their operations and changes in their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States.


                                                               ERNST & YOUNG LLP

Boston, Massachusetts
February 11, 2000

             JOHN HANCOCK MUTUAL VARIABLE LIFE INSURANCE ACCOUNT UV

                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1999


                         LARGE CAP    SOVEREIGN   INTERNATIONAL  SMALL CAP    INTERNATIONAL
                          GROWTH        BOND      EQUITY INDEX     GROWTH       BALANCED
                        SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                        -----------  -----------  -------------  ---------- -----------------
ASSETS
Cash  . . . . . . . .   $     4,878  $     8,824   $       777   $      493    $       23
Investments in shares
 of portfolios of John
 Hancock Variable
 Series Trust I, at
 value. . . . . . . .    41,460,815   70,640,632     6,854,257    4,511,934       200,368
Investments in shares
 of portfolios of M
 Fund Inc., at value             --           --            --           --            --
Policy loans and
 accrued interest
 receivable . . . . .     2,567,621   10,248,950       326,736           --            --
Receivable from:
 John Hancock Variable
  Series Trust I  . .        12,029       21,016         3,262        2,588             3
 M Fund Inc.  . . . .            --           --            --           --            --
                        -----------  -----------   -----------   ----------    ----------
Total assets. . . . .    44,045,343   80,919,422     7,185,032    4,515,015       200,394
LIABILITIES
Payable to John
 Hancock Mutual Life
 Insurance Company. .        11,330       19,753         3,148        2,515            --
Asset charges payable         5,576       10,087           890          566            26
                        -----------  -----------   -----------   ----------    ----------
Total liabilities . .        16,906       29,840         4,038        3,081            26
                        -----------  -----------   -----------   ----------    ----------
Net assets  . . . . .   $44,028,437  $80,889,582   $ 7,180,994   $4,511,934    $  200,368
                        ===========  ===========   ===========   ==========    ==========





                                          MID CAP    LARGE CAP      MONEY     MID CAP                  SMALL/MID CAP
                                          GROWTH       VALUE       MARKET      VALUE                      GROWTH
                                        SUBACCOUNT   SUBACCOUNT  SUBACCOUNT  SUBACCOUNT                 SUBACCOUNT
                                        -----------  ----------  ----------- ----------  -----------------------------------------
ASSETS
Cash  . . . . . . . . . . . . . . . .   $     1,515  $      941  $        11  $     532                                $      612
Investments in shares of portfolios of
 John Hancock Variable Series Trust I,
 at value . . . . . . . . . . . . . .    13,609,575   8,262,786   18,351,172  4,701,632                                 5,486,044
Investments in shares of portfolios of
 M Fund Inc., at value  . . . . . . .            --          --           --         --                                        --
Policy loans and accrued interest
 receivable . . . . . . . . . . . . .            --          --    2,153,219         --                                        --
Receivable from:
 John Hancock Variable Series Trust I         5,644       1,207        7,868      2,755                                     2,116
 M Fund Inc.  . . . . . . . . . . . .            --          --           --         --                                        --
                                        -----------  ----------  ----------- ----------   ---------------------------------------
Total assets  . . . . . . . . . . . .    13,616,734   8,264,934   20,512,270  4,704,919                                 5,488,772
LIABILITIES
Payable to John Hancock Mutual Life
 Insurance Company  . . . . . . . . .         5,423       1,072        7,543      2,678                                     2,026
Asset charges payable . . . . . . . .         1,737       1,075        1,621        609                                       702
                                        -----------  ----------  ----------- ----------   ---------------------------------------
Total liabilities . . . . . . . . . .         7,160       2,147        9,164      3,287                                     2,728
                                        -----------  ----------  ----------- ----------   ---------------------------------------
Net assets  . . . . . . . . . . . . .   $13,609,574  $8,262,787  $20,503,106 $4,701,632                                $5,486,044
                                        ===========  ==========  =========== ==========   =======================================



See accompanying notes.

             JOHN HANCOCK MUTUAL VARIABLE LIFE INSURANCE ACCOUNT UV

                               DECEMBER 31, 1999


                        REAL ESTATE    GROWTH&                   SHORT-TERM    SMALL CAP
                          EQUITY        INCOME       MANAGED        BOND        VALUE
                        SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT  SUBACCOUNT
                        -----------  ------------  ------------  ----------- ------------
ASSETS
Cash  . . . . . . . .   $      444   $     36,737  $     12,274   $     27     $     387
Investments in shares
 of portfolios of John
 Hancock Variable
 Series Trust I, at
 value. . . . . . . .    3,800,017    307,871,384   106,178,553    238,913     3,467,391
Investments in shares
 of portfolios of M
 Fund Inc.,
 at value . . . . . .           --             --            --         --            --
Policy loans and
 accrued interest
 receivable . . . . .      230,080     32,628,714    12,951,552         --            --
Receivable from:  . .
 John Hancock Variable
  Series Trust I  . .        1,091         56,249        48,999         64           103
 M Fund Inc.  . . . .           --             --            --         --            --
                        ----------   ------------  ------------   --------    ----------
Total assets  . . . .    4,031,632    340,593,084   119,191,378    239,004     3,467,881
LIABILITIES
Payable to John
 Hancock Mutual Life
 Insurance
 Company  . . . . . .        1,027         50,987        47,141         60            46
Asset charges payable          505         42,000        14,818         31           443
                        ----------   ------------  ------------   --------    ----------
Total liabilities . .        1,532         92,987        61,959         91           489
                        ----------   ------------  ------------   --------    ----------
Net assets  . . . . .   $4,030,100   $340,500,097  $119,129,419   $238,913    $3,467,392
                        ==========   ============  ============   ========    ==========





                                                                                                                        BRANDES
                                             INTERNATIONAL    EQUITY               GLOBAL               TURNER      INTERNATIONAL
                                             OPPORTUNITIES     INDEX                BOND              CORE GROWTH      EQUITY
                                              SUBACCOUNT    SUBACCOUNT           SUBACCOUNT           SUBACCOUNT     SUBACCOUNT
                                             -------------  ----------- ----------------------------  -----------  ---------------
ASSETS
Cash . . . . . . . . . . . . . . . . . . .    $      406    $     1,634                     $     87   $     29       $     59
Investments in shares of portfolios of John
 Hancock Variable Series Trust I, at value     3,628,943     14,406,079                      829,719         --             --
Investments in shares of portfolios of M
 Fund Inc.,
 at value  . . . . . . . . . . . . . . . .            --             --                           --    257,807        525,501
Policy loans and accrued interest
 receivable. . . . . . . . . . . . . . . .            --             --                           --         --             --
Receivable from: . . . . . . . . . . . . .
 John Hancock Variable Series Trust I  . .         1,276          7,201                           28         --             --
 M Fund Inc. . . . . . . . . . . . . . . .            --             --                           --          4              9
                                              ----------    ----------- ----------------------------   --------       --------
Total assets . . . . . . . . . . . . . . .     3,630,625     14,414,914                      829,834    257,840        525,569
LIABILITIES
Payable to John Hancock Mutual Life
 Insurance
 Company . . . . . . . . . . . . . . . . .         1,217          6,965                           15         --             --
Asset charges payable  . . . . . . . . . .           465          1,870                          101         33             67
                                              ----------    ----------- ----------------------------   --------       --------
Total liabilities  . . . . . . . . . . . .         1,682          8,835                          116         33             67
                                              ----------    ----------- ----------------------------   --------       --------
Net assets . . . . . . . . . . . . . . . .    $3,628,943    $14,406,079                     $829,718   $257,807       $525,502
                                              ==========    =========== ============================   ========       ========

See accompanying notes.

             JOHN HANCOCK MUTUAL VARIABLE LIFE INSURANCE ACCOUNT UV

                               DECEMBER 31, 1999


                        FRONTIER CAPITAL     EMERGING
                          APPRECIATION    MARKETS  EQUITY  GLOBAL EQUITY   BOND INDEX
                           SUBACCOUNT       SUBACCOUNT      SUBACCOUNT    SUBACCOUNT
                        ----------------  ---------------  ------------- ------------
ASSETS
Cash  . . . . . . . .       $     50         $     48        $     16       $
    8
Investments in shares
 of portfolios of John
 Hancock Variable
 Series Trust I, at
 value. . . . . . . .             --          437,812         147,715       74,210
Investments in shares
 of portfolios of M
 Fund Inc., at value         453,983               --              --           --
Policy loans and
 accrued interest
 receivable . . . . .             --               --              --           --
Receivable from:  . .
 John Hancock Variable
  Series Trust I  . .             --            1,808               2            1
 M Fund Inc.  . . . .              7               --              --           --
                            --------         --------        --------      -------
Total assets  . . . .        454,040          439,668         147,733       74,219
LIABILITIES
Payable to John
 Hancock Mutual Life
 Insurance Company  .             --            1,801              --           --
Asset charges payable             57               55              18           10
                            --------         --------        --------      -------
Total liabilities . .             57            1,856              18           10
                            --------         --------        --------      -------
Net assets  . . . . .       $453,983         $437,812        $147,715      $74,209
                            ========         ========        ========      =======




                                     SMALL/MID CAP  HIGH YIELD   ENHANCED U.S.
                                         CORE          BOND         EQUITY
                                      SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                     -------------  ----------  ---------------
ASSETS
Cash . . . . . . . . . . . . . . .      $     9      $     9        $     2
Investments in shares of portfolios
 of John Hancock Variable Series
 Trust I, at value . . . . . . . .       77,365       76,051             --
Investments in shares of portfolios
 of M Fund Inc., at value  . . . .           --           --         18,175
Policy loans and accrued interest
 receivable. . . . . . . . . . . .           --           --             --
Receivable from: . . . . . . . . .
 John Hancock Variable Series Trust
  I. . . . . . . . . . . . . . . .            1            1             --
 M Fund Inc. . . . . . . . . . . .           --           --             --
                                        -------      -------        -------
Total assets . . . . . . . . . . .       77,375       76,061         18,177
LIABILITIES
Payable to John Hancock Mutual Life
 Insurance Company . . . . . . . .           --           --             --
Asset charges payable  . . . . . .           10           10              2
                                        -------      -------        -------
Total liabilities  . . . . . . . .           10           10              2
                                        -------      -------        -------
Net assets . . . . . . . . . . . .      $77,365      $76,051        $18,175
                                        =======      =======        =======

See accompanying notes.

             JOHN HANCOCK MUTUAL VARIABLE LIFE INSURANCE ACCOUNT UV

                            STATEMENT OF OPERATIONS

                      YEARS AND PERIODS ENDED DECEMBER 31,


                           LARGE CAP GROWTH SUBACCOUNT            SOVEREIGN BOND SUBACCOUNT
                        ---------------------------------- -------------------------------------
                           1999        1998        1997        1999         1998          1997
                        ----------  ----------  ----------  ------------ -----------  -------------
Investment income:
Distributions received
 from:
 John Hancock Variable
  Series Trust I  . .   $6,381,711  $2,836,032  $1,686,429  $ 5,184,234  $5,266,576    $4,454,173
 M Fund Inc.  . . . .           --          --          --           --          --            --
Interest income on
 policy loans . . . .      161,454     128,186     103,747      750,673     727,807       696,074
                        ----------  ----------  ----------  -----------  ----------    ----------
Total investment
 income . . . . . . .    6,543,165   2,964,218   1,790,176    5,934,907   5,994,383     5,150,247
Expenses:
 Mortality and expense
  risks . . . . . . .      213,770     143,859      99,710      452,925     415,570       370,612
                        ----------  ----------  ----------  -----------  ----------    ----------
Net investment income    6,329,395   2,820,359   1,690,466    5,481,982   5,578,813     4,779,635
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gain
  (loss). . . . . . .    1,146,308     433,509     292,430     (388,883)   (142,628)     (230,607)
 Net unrealized
  appreciation
  (depreciation)
  during the period .      320,087   4,558,660   2,142,494   (5,439,148)   (102,600)    1,277,686
                        ----------  ----------  ----------  -----------  ----------    ----------
Net realized and
 unrealized gain
 (loss) on investments   1,466,395   4,992,169   2,434,924   (5,828,031)   (245,228)    1,047,079
                        ----------  ----------  ----------  -----------  ----------    ----------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . .   $7,795,790  $7,812,528  $4,125,390  $  (346,049) $5,333,585    $5,826,714
                        ==========  ==========  ==========  ===========  ==========    ==========





                        INTERNATIONAL EQUITY INDEX SUBACCOUNT     SMALL CAP GROWTH SUBACCOUNT
                        -------------------------------------- ------------------------------
                            1999         1998        1997          1999      1998       1997
                        ------------  ----------  ------------  ---------- ---------  ----------
Investment income:
Distributions received
 from:
 John Hancock Variable
  Series Trust I  . .    $  212,869    $743,339    $ 195,240    $  543,433  $    --    $   436
 M Fund Inc.  . . . .            --          --           --            --       --         --
Interest income on
 policy loans . . . .        20,538      17,802       15,746            --       --         --
                         ----------    --------    ---------    ---------- --------    -------
Total investment
 income . . . . . . .       233,407     761,141      210,986       543,433       --        436
Expenses:
 Mortality and expense
  risks . . . . . . .        32,838      26,542       24,261        15,809    8,233      4,231
                         ----------    --------    ---------    ---------- --------    -------
Net investment income
 (loss) . . . . . . .       200,569     734,599      186,725       527,624   (8,233)    (3,795)
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gain  .        62,140      52,891       50,829        48,210   21,741      6,475
 Net unrealized
  appreciation
  (depreciation)
  during the period .     1,295,768      13,239     (463,778)    1,125,829  204,674     92,108
                         ----------    --------    ---------    ---------- --------    -------

Net realized and
 unrealized gain
 (loss) on investments    1,357,908      66,130     (412,949)    1,174,039  226,415     98,583
                         ----------    --------    ---------    ---------- --------    -------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . .    $1,558,477    $800,729    $(226,224)   $1,701,663 $218,182    $94,788
                         ==========    ========    =========    ========== ========    =======

See accompanying notes.

             JOHN HANCOCK MUTUAL VARIABLE LIFE INSURANCE ACCOUNT UV

                      YEARS AND PERIODS ENDED DECEMBER 31,


                        INTERNATIONAL BALANCED SUBACCOUNT       MID CAP GROWTH SUBACCOUNT
                        ---------------------------------- --------------------------------
                          1999        1998        1997         1999        1998       1997
                        ----------  ---------  -----------  ---------- ----------  -----------
Investment income:
Distributions received
 from:
 John Hancock Variable
  Series Trust I  . .   $ 17,211    $ 12,240   $   3,972    $1,373,009  $ 130,303         --
 M Fund Inc.  . . . .         --          --          --            --         --         --
Interest income on
 policy loans . . . .         --          --          --            --         --         --
                        --------    --------   ---------    ---------- ----------   --------
Total investment
 income . . . . . . .     17,211      12,240       3,972     1,373,009    130,303         --
Expenses:
 Mortality and expense
  risks . . . . . . .      1,267         826         392        34,834      5,242      2,164
                        --------    --------   ---------    ---------- ----------   --------
Net investment income
 (loss) . . . . . . .     15,944      11,414       3,580     1,338,175    125,061     (2,164)
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gain  .      1,061       1,050         429       420,826     26,192      5,866
 Net unrealized
  appreciation
  (depreciation)
  during the period .     (8,559)     12,294      (4,312)    4,283,452    193,946     66,874
                        --------    --------   ---------    ---------- ----------   --------
Net realized and
 unrealized gain
 (loss) on investments    (7,498)     13,344      (3,883)    4,704,278    220,138     72,740
                        --------    --------   ---------    ---------- ----------   --------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . .   $  8,446    $ 24,758   $    (303)   $6,042,453  $ 345,199   $ 70,576
                        ========    ========   =========    ========== ==========   ========





                         LARGE CAP VALUE SUBACCOUNT         MONEY MARKET SUBACCOUNT
                        ------------------------------ --------------------------------
                          1999        1998      1997       1999        1998       1997
                        ----------  --------  --------  ----------  ---------- ----------
Investment income:
Distributions received
 from:
 John Hancock Variable
  Series Trust I  . .   $ 511,132   $185,232  $ 57,265  $1,134,371  $2,249,510  $641,356
 M Fund Inc.  . . . .          --         --        --          --          --        --
Interest income on
 policy loans . . . .          --         --        --     155,491     154,162   148,802
                        ---------   --------  --------  ----------  ----------  --------
Total investment
 income . . . . . . .     511,132    185,232    57,265   1,289,862   2,403,672   790,158
Expenses:
 Mortality and expense
  risks . . . . . . .      36,983     15,356     3,303     146,758     263,735    81,437
                        ---------   --------  --------  ----------  ----------  --------
Net investment income     474,149    169,876    53,962   1,143,104   2,139,937   708,721
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gain  .     123,242     68,953    17,858          --          --        --
 Net unrealized
  appreciation

  (depreciation)
  during the period .    (499,454)    64,132    80,036          --          --        --
                        ---------   --------  --------  ----------  ----------  --------
Net realized and
 unrealized gain
 (loss) on investments   (376,212)   133,085    97,894          --          --        --
                        ---------   --------  --------  ----------  ----------  --------
Net increase in net
 assets resulting from
 operations . . . . .   $  97,937   $302,961  $151,856  $1,143,104  $2,139,937  $708,721
                        =========   ========  ========  ==========  ==========  ========

See accompanying notes.

             JOHN HANCOCK MUTUAL VARIABLE LIFE INSURANCE ACCOUNT UV

                      YEARS AND PERIODS ENDED DECEMBER 31,


                            MID CAP VALUE  SUBACCOUNT          SMALL/MID CAP GROWTH SUBACCOUNT
                        ---------------------------------- --------------------------------------
                          1999         1998         1997       1999         1998          1997
                        ----------  ------------  --------  ------------ -----------  --------------
Investment income:
Distributions received
 from:
 John Hancock Variable
  Series Trust I  . .   $  30,563   $    53,920   $150,951  $   840,786   $   93,281   $   407,765
 M Fund Inc.  . . . .          --            --         --           --           --            --
Interest income on
 policy loans . . . .          --            --         --           --           --            --
                        ---------   -----------   --------  -----------  -----------   -----------
Total investment
 income . . . . . . .      30,563        53,920    150,951      840,786       93,281       407,765
Expenses:
 Mortality and expense
  risks . . . . . . .      28,106        34,857      7,632       30,491       26,942        22,030
                        ---------   -----------   --------  -----------  -----------   -----------
Net investment income       2,457        19,063    143,319      810,295       66,339       385,735
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gain
  (loss). . . . . . .    (547,518)       74,634     10,646       16,952       33,249       276,956
 Net unrealized
  appreciation
  (depreciation)
  during the period .     657,486      (944,401)   145,409     (590,295)     126,465      (477,912)
                        ---------   -----------   --------  -----------  -----------   -----------
Net realized and
 unrealized gain
 (loss) on investments    109,968      (869,767)   156,055     (573,343)     159,714      (200,956)
                        ---------   -----------   --------  -----------  -----------   -----------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . .   $ 112,425   $  (850,704)  $299,374  $   236,952   $  226,953   $   184,779
                        =========   ===========   ========  ===========  ===========   ===========





                          REAL ESTATE EQUITY SUBACCOUNT          GROWTH & INCOMESUBACCOUNT
                        ---------------------------------- -------------------------------------
                          1999         1998         1997       1999         1998         1997
                        ----------  ------------  --------  ----------- -----------  -------------
Investment income:
Distributions received
 from:
 John Hancock Variable
  Series Trust I  . .   $ 262,930   $   343,976   $330,296  $35,057,066 $26,306,209   $25,377,474
 M Fund Inc.  . . . .          --            --         --           --          --            --
Interest income on
 policy loans . . . .      17,361        17,260     15,261    2,279,107   1,996,131     1,728,054
                        ---------   -----------   --------  ----------- -----------   -----------
Total investment
 income . . . . . . .     280,291       361,236    345,557   37,336,173  28,302,340    27,105,528
Expenses:
 Mortality and expense
  risks . . . . . . .      24,900        33,890     25,420    1,779,482   1,466,469     1,136,268
                        ---------   -----------   --------  ----------- -----------   -----------
Net investment income     255,391       327,346    320,137   35,556,691  26,835,871    25,969,260
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gain
  (loss). . . . . . .    (168,994)      158,205    181,015    5,502,422   3,223,935     1,982,518
 Net unrealized
  appreciation
  (depreciation)
  during the period .    (220,380)   (1,546,717)   165,392    2,405,417  32,918,552    18,247,212
                        ---------   -----------   --------  ----------- -----------   -----------
Net realized and
 unrealized gain
 (loss) on investments   (389,374)   (1,388,512)   346,407    7,907,839  36,142,487    20,229,730
                        ---------   -----------   --------  ----------- -----------   -----------

Net increase
 (decrease) in net
 assets resulting from
 operations . . . . .   $(133,983)  $(1,061,166)  $666,544  $43,464,530 $62,978,358   $46,198,990
                        =========   ===========   ========  =========== ===========   ===========

See accompanying notes.

             JOHN HANCOCK MUTUAL VARIABLE LIFE INSURANCE ACCOUNT UV

                      YEARS AND PERIODS ENDED DECEMBER 31,


                                 MANAGED SUBACCOUNT                SHORT-TERM BOND SUBACCOUNT
                        -------------------------------------- ---------------------------------
                           1999          1998         1997        1999       1998         1997
                        ------------  -----------  -----------  ---------- ---------  -------------
Investment income:
Distributions received
 from:
 John Hancock Variable
  Series Trust I  . .   $ 9,998,433   $ 9,347,788  $ 7,891,222  $  15,539   $27,350    $1,036,747
 M Fund Inc.  . . . .            --                         --         --        --            --
Interest income on
 policy loans . . . .       953,686       854,487      768,231         --        --            --
                        -----------   -----------  -----------  ---------  --------    ----------
Total investment
 income . . . . . . .    10,952,119    10,202,275    8,659,453     15,539    27,350     1,036,747
Expenses:
 Mortality and expense
  risks . . . . . . .       649,802       577,276      497,030      1,497     2,680       121,572
                        -----------   -----------  -----------  ---------  --------    ----------
Net investment income    10,302,317     9,624,999    8,162,423     14,042    24,670       915,175
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gain
  (loss). . . . . . .       996,546       791,245      437,661     (8,638)      265       (27,616)
 Net unrealized
  appreciation
  (depreciation)
  during the period .    (2,108,530)    6,629,458    4,941,061     (2,442)   (4,247)      226,435
                        -----------   -----------  -----------  ---------  --------    ----------
Net realized and
 unrealized gain
 (loss) on
 investments  . . . .    (1,111,984)    7,420,703    5,378,722    (11,080)   (3,982)      198,819
                        -----------   -----------  -----------  ---------  --------    ----------
Net increase in net
 assets resulting from
 operations . . . . .   $ 9,190,333   $17,045,702  $13,541,145  $   2,962   $20,688    $1,113,994
                        ===========   ===========  ===========  =========  ========    ==========





                           SMALL CAP VALUE SUBACCOUNT       INTERNATIONAL OPPORTUNITIES SUBACCOUNT
                        --------------------------------  ---------------------------------------
                          1999        1998        1997         1999         1998           1997
                        ----------  ----------  ---------  ------------ ------------  ---------------
Investment income:
Distributions received
 from:
 John Hancock Variable
  Series Trust I  . .   $  79,585   $  12,675   $ 95,844     $241,151      $33,443       $  5,284
 M Fund Inc.  . . . .          --          --         --           --           --             --
Interest income on
 policy loans . . . .          --          --         --           --           --             --
                        ---------   ---------   --------     --------     --------       --------
Total investment
 income . . . . . . .      79,585      12,675     95,844      241,151       33,443          5,284
Expenses:
 Mortality and expense
  risks . . . . . . .      17,680      11,853      3,270       17,937       21,581          1,697
                        ---------   ---------   --------     --------     --------       --------
Net investment income      61,905         822     92,574      223,214       11,862          3,587
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gain
  (loss). . . . . . .     (33,134)     29,257     19,812      155,412       33,474          3,191
 Net unrealized
  appreciation
  (depreciation)
  during the period .    (148,401)   (105,331)   (12,804)     387,412      272,314        (12,223)
                        ---------   ---------   --------     --------     --------       --------
Net realized and
 unrealized gain
 (loss) on
 investments  . . . .    (181,535)    (76,074)     7,008      542,824      305,788         (9,032)
                        ---------   ---------   --------     --------     --------       --------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . .   $(119,630)  $ (75,252)  $ 99,582     $766,038     $317,650       $ (5,445)
                        =========   =========   ========     ========     ========       ========

See accompanying notes.

             JOHN HANCOCK MUTUAL VARIABLE LIFE INSURANCE ACCOUNT UV

                      YEARS AND PERIODS ENDED DECEMBER 31,


                            EQUITY INDEX SUBACCOUNT         GLOBAL BOND SUBACCOUNT
                        -------------------------------- ---------------------------
                           1999        1998       1997      1999      1998     1997
                        ----------  ----------  --------  ---------  ------- ---------
Investment income:
Distributions received
 from:
 John Hancock Variable
  Series Trust I  . .   $  593,325  $  185,267  $ 54,601  $ 37,862   $19,628   $9,400
 M Fund Inc.  . . . .           --                    --        --        --       --
Interest income on
 policy loans . . . .           --          --        --        --        --       --
                        ----------  ----------  --------  --------   -------  -------
Total investment
 income . . . . . . .      593,325     185,267    54,601    37,862    19,628    9,400
Expenses:
 Mortality and expense
  risks . . . . . . .       63,950      27,141     5,346     4,084     1,979      658
                        ----------  ----------  --------  --------   -------  -------
Net investment income      529,375     158,126    49,255    33,778    17,649    8,742
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gain
  (loss). . . . . . .      271,978     443,879    14,525      (151)    3,991      348
 Net unrealized
  appreciation
  (depreciation)
  during the period .    1,282,937     585,673   146,714   (52,953)    4,308    1,260
                        ----------  ----------  --------  --------   -------  -------
Net realized and
 unrealized gain
 (loss) on investments   1,554,915   1,029,552   161,239   (53,104)    8,299    1,608
                        ----------  ----------  --------  --------   -------  -------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . .   $2,084,290  $1,187,678  $210,494  $(19,326)  $25,948  $10,350
                        ==========  ==========  ========  ========   =======  =======





                         TURNER CORE GROWTH SUBACCOUNT    BRANDES INTERNATIONAL EQUITY SUBACCOUNT
                        ------------------------------  ----------------------------------------
                          1999       1998       1997         1999           1998          1997
                        ---------  ---------  ---------  ------------- ------------  ---------------
Investment income:
Distributions received
 from:
 John Hancock Variable
  Series Trust I  . .    $    --    $    --    $    --     $     --       $   --        $    --
 M Fund Inc.  . . . .     19,328      2,231      6,373       16,354       14,444          1,796
Interest income on
 policy loans . . . .         --         --         --           --           --             --
                         -------    -------    -------     --------      -------        -------
Total investment
 income . . . . . . .     19,328      2,231      6,373       16,354       14,444          1,796
Expenses:
 Mortality and expense
  risks . . . . . . .      1,139        565        301        2,166        1,158            684
                         -------    -------    -------     --------      -------        -------
Net investment income     18,189      1,666      6,072       14,188       13,286          1,112
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gain  .     26,736      2,780        839       11,526          600            888
 Net unrealized
  appreciation
  (depreciation)
  during the period .     23,628     22,686      6,487      122,734        8,581         (1,473)
                         -------    -------    -------     --------      -------        -------

Net realized and
 unrealized gain
 (loss) on investments    50,364     25,466      7,326      134,260        9,181           (585)
                         -------    -------    -------     --------      -------        -------
Net increase in net
 assets resulting from
 operations . . . . .    $68,553    $27,132    $13,398     $148,448      $22,467        $   527
                         =======    =======    =======     ========      =======        =======

See accompanying notes.

             JOHN HANCOCK MUTUAL VARIABLE LIFE INSURANCE ACCOUNT UV

                      YEARS AND PERIODS ENDED DECEMBER 31,


                        FRONTIER CAPITAL APPRECIATION     EMERGING MARKETS EQUITY    GLOBAL EQUITY
                                  SUBACCOUNT                    SUBACCOUNT            SUBACCOUNT
                        ------------------------------  ------------------------   ---------------
                          1999        1998       1997        1999        1998*      1999     1998*
                        ----------  ---------  --------  ------------ -----------  -------  ---------
Investment income:
Distributions received
 from:
 John Hancock Variable
  Series Trust I  . .   $     --    $    --    $    --     $ 15,636      $    1    $   816   $  117
 M Fund Inc.  . . . .     13,028     12,832      6,463           --          --         --       --
Interest income on
 policy loans . . . .         --         --         --           --          --         --       --
                        --------    -------    -------     --------      ------    -------   ------
Total investment
 income . . . . . . .     13,028     12,832      6,463       15,636           1        816      117
Expenses:
 Mortality and expense
  risks . . . . . . .      4,257     13,446      1,409          466           0        378       60
                        --------    -------    -------     --------      ------    -------   ------
Net investment income
 (loss) . . . . . . .      8,771       (614)     5,054       15,170           1        438       57
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gain
  (loss). . . . . . .    (59,550)    23,061      8,970        1,838          (1)       196      (16)
 Net unrealized
  appreciation
  (depreciation)
  during the period .     89,369       (840)    32,469       92,713         (48)    20,203     (303)
                        --------    -------    -------     --------      ------    -------   ------
Net realized and
 unrealized gain
 (loss) on
 investments  . . . .     29,819     22,221     41,439       94,551         (49)    20,399     (319)
                        --------    -------    -------     --------      ------    -------   ------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . .   $ 38,590    $21,607    $46,493     $109,721      $  (48)   $20,837   $ (262)
                        ========    =======    =======     ========      ======    =======   ======






                                                                BOND INDEX                      SMALL/MID CAP CORE
                                                                SUBACCOUNT                          SUBACCOUNT
                                                       -----------------------------  --------------------------------------
                                                       1999                   1998*   1999                            1998*
                                                       ---------------------- ------  -----------------------------  --------
Investment income:
Distributions received from:
 John Hancock Variable Series Trust I  . . . . . . .             $     2,971   $296                     $     6,699  $    --
 M Fund Inc. . . . . . . . . . . . . . . . . . . . .                      --     --                              --       --
Interest income on policy loans  . . . . . . . . . .                      --     --                              --       --
                                                       ---------------------  -----   -----------------------------  -------
Total investment income  . . . . . . . . . . . . . .                   2,971    296                           6,699       --
Expenses:
 Mortality and expense risks . . . . . . . . . . . .                     270     11                             335       48
                                                       ---------------------  -----   -----------------------------  -------
Net investment income (loss) . . . . . . . . . . . .                   2,701    285                           6,364      (48)
Net realized and unrealized gain (loss) on
 investments:
 Net realized gain (loss)  . . . . . . . . . . . . .                  (1,613)   (26)                          1,093   (1,957)
 Net unrealized appreciation (depreciation) during
  the period . . . . . . . . . . . . . . . . . . . .                  (1,753)  (147)                          4,719    1,888
                                                       ---------------------  -----   -----------------------------  -------
Net realized and unrealized gain (loss) on
 investments . . . . . . . . . . . . . . . . . . . .                  (3,366)  (173)                          5,812      (69)
                                                       ---------------------  -----   -----------------------------  -------
Net increase (decrease) in net assets resulting from
 operations. . . . . . . . . . . . . . . . . . . . .             $      (665)  $112                     $    12,176  $  (117)
                                                       =====================  =====   =============================  =======
                                                                                                           ENHANCED
                                                                HIGH YIELD BOND                         U.S. EQUITY
                                                                   SUBACCOUNT                            SUBACCOUNT
                                                       ----------------------------------  --------------------------------------
                                                                  1999             1998*                   1999**
                                                       --------------------------- ------  --------------------------------------
Investment income:
Distributions received from:
 John Hancock Variable Series Trust I  . . . . . . .                  $    3,011   $  50                                 $    --
 M Fund Inc. . . . . . . . . . . . . . . . . . . . .                          --      --                                   1,435
Interest income on policy loans  . . . . . . . . . .                          --      --                                      --
                                                       --------------------------  -----    ------------------------------------
Total investment income  . . . . . . . . . . . . . .                       3,011      50                                   1,435
Expenses:
 Mortality and expense risks . . . . . . . . . . . .                         220       2                                      61
                                                       --------------------------  -----    ------------------------------------
Net investment income (loss) . . . . . . . . . . . .                       2,791      48                                   1,374
Net realized and unrealized gain (loss) on
 investments:
 Net realized gain (loss)  . . . . . . . . . . . . .                        (396)   (108)                                     11
 Net unrealized appreciation (depreciation) during
  the period . . . . . . . . . . . . . . . . . . . .                      (1,172)    (19)                                  1,285
                                                       --------------------------  -----    ------------------------------------
Net realized and unrealized gain (loss) on
 investments . . . . . . . . . . . . . . . . . . . .                      (1,568)   (127)                                  1,296
                                                       --------------------------  -----    ------------------------------------
Net increase (decrease) in net assets resulting from
 operations. . . . . . . . . . . . . . . . . . . . .                  $    1,223   $ (79)                                $ 2,670
                                                       ==========================  =====    ====================================



---------
*    From May 1, 1998 (commencement of operations).
**  From May 1, 1999 (commencement of operations).

See accompanying notes.

             JOHN HANCOCK MUTUAL VARIABLE LIFE INSURANCE ACCOUNT UV

                      STATEMENTS OF CHANGES IN NET ASSETS

                      YEARS AND PERIODS ENDED DECEMBER 31,


                                          LARGE CAP GROWTH SUBACCOUNT                         SOVEREIGN BOND SUBACCOUNT
                            --------------------------------------------------------- -----------------------------------------
                                        1999                   1998         1997         1999           1998            1997
                            -----------------------------  ------------ ------------  ------------  -------------  ---------------
                            -------------------------------------------------------------------------------------------------------
Increase (decrease) in net
 assets from operations:
 Net investment income  .   $                  6,329,395   $  2,820,359  $ 1,690,466  $ 5,481,982   $  5,578,813    $  4,779,635
 Net realized gain (loss)                      1,146,308        433,509      292,430     (388,883)      (142,628)       (230,607)
 Net unrealized
  appreciation
  (depreciation) during
  the period  . . . . . .                        320,087      4,558,660    2,142,494   (5,439,148)      (102,600)      1,277,686
                            ----------------------------   ------------ ------------  -----------   ------------    ------------
Net increase (decrease) in
 net assets resulting from
 operations . . . . . . .                      7,795,790      7,812,528    4,125,390     (346,049)     5,333,585       5,826,714
From policyholder
 transactions:
 Net premiums from
  policyholders . . . . .                     10,950,682      6,922,934    5,387,401   11,668,600     10,038,753      10,001,325
 Net benefits to
  policyholders . . . . .                     (5,776,293)   (3,869,320)  (3,401,593)   (7,543,864)   (7,974,428)     (8,051,538)
 Net increase in policy
  loans . . . . . . . . .                             --             --           --           --             --              --
                            ----------------------------   ------------ ------------  -----------   ------------    ------------
Net increase in net assets
 resulting from
 policyholder transactions                     5,174,389      3,053,614    1,985,808    4,124,736      2,064,425       1,949,787
                            ----------------------------   ------------ ------------  -----------   ------------    ------------
Net increase in net assets                    12,970,179     10,866,142    6,111,198    3,778,687      7,398,010       7,776,501
Net assets at beginning of
 period . . . . . . . . .                     31,058,258     20,192,116   14,080,918   77,110,895     69,712,885      61,936,384
                            ----------------------------   ------------ ------------  -----------   ------------    ------------
Net assets at end of
 period . . . . . . . . .   $                 44,028,437   $ 31,058,258  $20,192,116  $80,889,582   $ 77,110,895    $ 69,712,885
                            ============================   ============ ============  ===========   ============    ============





                                     INTERNATIONAL EQUITY INDEX SUBACCOUNT
                        ---------------------------------------------------------------
                                         1999                       1998       1997
                        ---------------------------------------  ---------- -----------
                        ------------------------------------------------------------------
Increase (decrease) in
 net assets from
 operations:
 Net investment income
  (loss). . . . . . .   $                              200,569   $  734,599  $ 186,725
 Net realized gain  .                                   62,140       52,891     50,829
 Net unrealized
  appreciation
  (depreciation)
  during the period .                                1,295,768       13,239   (463,778)
                        --------------------------------------   ---------- ----------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . .                                1,558,477      800,729   (226,224)
From policyholder
 transactions:
 Net premiums from
  policyholders . . .                                1,634,643    1,489,281  1,504,962
 Net benefits to
  policyholders . . .                               (1,119,500)   (269,586)  (199,118)
 Net increase in
  policy loans  . . .                                       --           --         --
                        --------------------------------------   ---------- ----------
Net increase in net
 assets resulting from
 policyholder
 transactions . . . .                                  515,143      141,969    427,597
                        --------------------------------------   ---------- ----------
Net increase in net

 assets . . . . . . .                                2,073,620      942,698    201,373
Net assets at
 beginning of period                                 5,107,374    4,164,676  3,963,303
                        --------------------------------------   ---------- ----------
Net assets at end of
 period . . . . . . .   $                            7,180,994   $5,107,374 $4,164,676
                        ======================================   ========== ==========
                                     SMALL CAP GROWTH SUBACCOUNT
                        ------------------------------------------------------
                                    1999                   1998         1997
                        ------------------------------  ----------- ------------
                        ---------------------------------------------------------
Increase (decrease) in
 net assets from
 operations:
 Net investment income  $                    527,624    $   (8,233)   $  (3,795)
  (loss). . . . . . .
 Net realized gain  .                         48,210        21,741        6,475
 Net unrealized
  appreciation                             1,125,829       204,674       92,108
  (depreciation)        ----------------------------    ----------    ---------
  during the period .
Net increase                               1,701,663       218,182       94,788
 (decrease) in net
 assets resulting from
 operations . . . . .
From policyholder
 transactions:
 Net premiums from                         1,398,160       891,480      809,492
  policyholders . . .
 Net benefits to                            (390,180)          --           --
  policyholders . . .
 Net increase in
  policy loans  . . .                            --            --           --
                        ----------------------------    ----------    ---------
Net increase in net
 assets resulting from                     1,007,980       621,894      610,374
 policyholder           ----------------------------    ----------    ---------
 transactions . . . .
Net increase in net                        2,709,643       840,076      705,162
 assets . . . . . . .
Net assets at
 beginning of period                       1,802,291       962,215      257,053
                        ----------------------------    ----------    ---------
Net assets at end of
 period . . . . . . .   $                  4,511,934    $1,802,291    $ 962,215
                        ============================    ==========    =========

See accompanying notes.

             JOHN HANCOCK MUTUAL VARIABLE LIFE INSURANCE ACCOUNT UV

                      YEARS AND PERIODS ENDED DECEMBER 31,


                                             INTERNATIONAL BALANCED SUBACCOUNT                MID CAP GROWTH SUBACCOUNT
                                        --------------------------------------------  -----------------------------------------
                                           1999              1998           1997          1999           1998           1997
                                        ------------  ------------------ -----------  -------------  -------------  --------------
                                                                                       --------------------------------------------
Increase (decrease) in net assets from
 operations:
 Net investment income (loss) . . . .   $    15,944   $           11,414  $   3,580   $  1,338,175   $    125,061    $    (2,164)
 Net realized gain  . . . . . . . . .         1,061                1,050        429        420,826         26,192          5,866
 Net unrealized appreciation
  (depreciation) during the period  .        (8,559)              12,294     (4,312)     4,283,452        193,946         66,874
                                        -----------   ------------------ ----------   ------------   ------------    -----------
Net increase (decrease) in net assets
 resulting from operations  . . . . .         8,446               24,758       (303)     6,042,453        345,199         70,576
From policyholder transactions:
 Net premiums from policyholders  . .       115,573              150,466     62,380      7,041,199        772,359        457,341
 Net benefits to policyholders  . . .      (133,983)   (50,214)             (9,531)       (947,660)      (211,806)      (125,239)
 Net increase in policy loans . . . .            --                   --         --             --             --             --
                                        -----------   ------------------ ----------   ------------   ------------    -----------
Net increase (decrease) in net assets
 resulting from policyholder
 transactions . . . . . . . . . . . .       (18,410)             100,262     52,849      6,093,539        560,553        332,102
                                        -----------   ------------------ ----------   ------------   ------------    -----------
Net increase (decrease) in net assets        (9,964)             125,020     52,546     12,135,992        905,752        402,678
Net assets at beginning of period . .       210,332               85,312     32,766      1,473,582        567,830        165,152
                                        -----------   ------------------ ----------   ------------   ------------    -----------
Net assets at end of period . . . . .   $   200,368   $          210,332  $  85,312   $ 13,609,574   $  1,473,582    $   567,830
                                        ===========   ================== ==========   ============   ============    ===========





                                                    LARGE CAP VALUE SUBACCOUNT                 MONEY MARKET SUBACCOUNT
                                               -------------------------------------  -----------------------------------------
                                                  1999          1998        1997          1999           1998           1997
                                               ------------  ----------- -----------  -------------  -------------  --------------
                                               ------------------------------------------------------------------------------------
Increase (decrease) in net assets from
 operations:
 Net investment income . . . . . . . . . . .   $   474,149   $  169,876   $  53,962   $  1,143,104   $  2,139,937    $   708,721
 Net realized gain . . . . . . . . . . . . .       123,242       68,953      17,858             --             --             --
 Net unrealized appreciation (depreciation)
  during the period  . . . . . . . . . . . .      (499,454)      64,132      80,036             --             --             --
                                               -----------   ----------  ----------   ------------   ------------    -----------
Net increase in net assets resulting from
 operations. . . . . . . . . . . . . . . . .        97,937      302,961     151,856      1,143,104      2,139,937        708,721
From policyholder transactions:
 Net premiums from policyholders . . . . . .     5,449,922    2,321,440   1,506,756     16,733,655     55,692,824     11,210,536
 Net benefits to policyholders . . . . . . .    (1,059,147)    (528,449)    (85,021)   (46,642,184)   (22,850,788)    (9,620,370)
 Net increase (decrease) in policy loans . .            --           --          --             --       (198,682)       103,247
                                               -----------   ----------  ----------   ------------   ------------    -----------
Net increase (decrease) in net assets
 resulting from policyholder transactions  .     4,390,775    1,792,991   1,421,735    (29,908,529)    32,643,354      1,693,413
                                               -----------   ----------  ----------   ------------   ------------    -----------
Net increase (decrease) in net assets  . . .     4,488,712    2,095,952   1,573,591    (28,765,425)    34,783,291      2,402,134
Net assets at beginning of period  . . . . .     3,774,075    1,678,123     104,532     49,268,531     14,485,240     12,083,106
                                               -----------   ----------  ----------   ------------   ------------    -----------
Net assets at end of period  . . . . . . . .   $ 8,262,787   $3,774,075  $1,678,123   $ 20,503,106   $ 49,268,531    $14,485,240
                                               ===========   ==========  ==========   ============   ============    ===========


See accompanying notes.

             JOHN HANCOCK MUTUAL VARIABLE LIFE INSURANCE ACCOUNT UV

                      YEARS AND PERIODS ENDED DECEMBER 31,


                                      MIDCAP VALUE SUBACCOUNT
                        ----------------------------------------------------
                                  1999                1998          1997
                        -------------------------  ------------  ------------
Increase (decrease) in
 net assets from
 operations:
 Net investment income  $                  2,457   $    19,063   $   143,319
 Net realized gain
  (loss). . . . . . .                   (547,518)       74,634        10,646
 Net unrealized
  appreciation
  (depreciation)
  during the period .                    657,486      (944,401)      145,409
                        ------------------------   -----------   -----------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . .                    112,425      (850,704)      299,374
From policyholder
 transactions:
 Net premiums from
  policyholders . . .                  2,086,192     5,639,732     1,620,752
 Net benefits to
  policyholders . . .                 (3,546,814)     (775,357)     (112,395)
 Net increase in
  policy loans  . . .                         --            --            --
                        ------------------------   -----------   -----------
Net increase
 (decrease) in net
 assets resulting from
 policyholder
 transactions . . . .                 (1,460,622)    4,864,375     1,508,357
                        ------------------------   -----------   -----------
Net increase
 (decrease) in net
 assets . . . . . . .                 (1,348,197)    4,013,671     1,807,731
Net assets at
 beginning of period                   6,049,829     2,036,158       228,427
                        ------------------------   -----------   -----------
Net assets at end of
 period . . . . . . .   $              4,701,632   $ 6,049,829   $ 2,036,158
                        ========================   ===========   ===========
                                        SMALL/MID CAP GROWTH SUBACCOUNT
                        ----------------------------------------------------------------
                                      1999                     1998            1997
                        ---------------------------------  -------------- ----------------
Increase (decrease) in
 net assets from
 operations:
 Net investment income  $                        810,295   $      66,339    $    385,735
 Net realized gain                                16,952          33,249         276,956
  (loss). . . . . . .
 Net unrealized
  appreciation                                  (590,295)        126,465        (477,912)
  (depreciation)        --------------------------------   -------------   -------------
  during the period .
Net increase                                     236,952         226,053         184,779
 (decrease) in net
 assets resulting from
 operations . . . . .
From policyholder
 transactions:
 Net premiums from                             1,533,102       1,812,713       2,554,133
  policyholders . . .
 Net benefits to                              (1,200,248)     (1,214,489)     (1,628,677)
  policyholders . . .
 Net increase in
  policy loans  . . .                                 --              --              --
                        --------------------------------   -------------   -------------
Net increase
 (decrease) in net                               332,854         598,224         925,456
 assets resulting from  --------------------------------   -------------   -------------
 policyholder
 transactions . . . .
Net increase                                     569,806         824,277       1,110,235
 (decrease) in net
 assets . . . . . . .
Net assets at
 beginning of period                           4,916,238       4,091,961       2,981,726
                        --------------------------------   -------------   -------------
Net assets at end of
 period . . . . . . .   $                      5,486,044   $   4,916,238    $  4,091,961
                        ================================   =============   =============





                                      REAL ESTATE EQUITY SUBACCOUNT
                        ----------------------------------------------------------
                                     1999                   1998          1997
                        -------------------------------  ------------ ------------
Increase (decrease) in
 net assets from
 operations:
 Net investment income  $                      255,391   $   327,346   $  320,137
 Net realized gain
  (loss). . . . . . .                         (168,994)      158,205      181,015
 Net unrealized
  appreciation
  (depreciation)
  during the period .                         (220,380)   (1,546,717)     165,392
                        ------------------------------   -----------  -----------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . .                         (133,983)   (1,061,166)     666,544
From policyholder
 transactions:
 Net premiums from
  policyholders . . .                          968,627     3,382,263    1,748,132
 Net benefits to
  policyholders . . .                       (2,335,552)   (1,663,696)  (1,218,783)
 Net increase
  (decrease) in policy
  loans . . . . . . .                               --        (1,103)      34,311
                        ------------------------------   -----------  -----------
Net increase
 (decrease) in net
 assets resulting from
 policyholder
 transactions . . . .                       (1,366,925)    1,717,464      563,660
                        ------------------------------   -----------  -----------
Net increase
 (decrease) in net
 assets . . . . . . .                       (1,500,908)      656,298    1,230,204
Net assets at
 beginning of period                         5,531,008     4,874,710    3,644,506
                        ------------------------------   -----------  -----------
Net assets at end of
 period . . . . . . .   $                    4,030,100   $ 5,531,008   $4,874,710
                        ==============================   ===========  ===========
                                       GROWTH & INCOME SUBACCOUNT
                        ---------------------------------------------------------
                                   1999                   1998            1997
                        ----------------------------  ------------- ---------------
Increase (decrease) in
 net assets from
 operations:
 Net investment income  $                35,556,691   $ 26,835,871    $25,969,260
 Net realized gain                        5,502,422      3,223,935      1,982,518
  (loss). . . . . . .
 Net unrealized
  appreciation                            2,405,417     32,918,552     18,247,212
  (depreciation)        ---------------------------   ------------   ------------
  during the period .
Net increase                             43,464,530     62,978,358     46,198,990
 (decrease) in net
 assets resulting from
 operations . . . . .
From policyholder
 transactions:
 Net premiums from                       34,593,082     35,108,834     30,351,780
  policyholders . . .
 Net benefits to                        (34,650,911)   (29,649,984)   (24,619,851)
  policyholders . . .
 Net increase
  (decrease) in policy                           --      3,672,137      3,346,307
  loans . . . . . . .
                        ---------------------------   ------------   ------------

Net increase
 (decrease) in net                          (57,829)     9,130,987      9,078,236
 assets resulting from  ---------------------------   ------------   ------------
 policyholder
 transactions . . . .
Net increase                             43,406,701     72,109,345     55,277,226
 (decrease) in net
 assets . . . . . . .
Net assets at
 beginning of period                    297,093,396    224,984,051    169,706,825
                        ---------------------------   ------------   ------------
Net assets at end of
 period . . . . . . .   $               340,500,097   $297,093,396   $224,984,051
                        ===========================   ============   ============

See accompanying notes.

             JOHN HANCOCK MUTUAL VARIABLE LIFE INSURANCE ACCOUNT UV

                      YEARS AND PERIODS ENDED DECEMBER 31,


                                                         MANAGED SUBACCOUNT                    SHORT-TERM BOND SUBACCOUNT
                                             ------------------------------------------  --------------------------------------
                                                 1999           1998          1997          1999         1998           1997
                                             -------------  ------------- -------------  -----------  -----------  ---------------
Increase (decrease) in net assets from
 operations:
 Net investment income . . . . . . . . . .   $ 10,302,317   $  9,624,999   $ 8,162,423   $   14,042   $   24,670    $    915,175
 Net realized gain (loss)  . . . . . . . .        996,546        791,245       437,661       (8,638)         265         (27,616)
 Net unrealized appreciation (depreciation)
  during the period  . . . . . . . . . . .     (2,108,530)     6,629,458     4,941,061       (2,442)      (4,247)        226,435
                                             ------------   ------------  ------------   ----------   ----------    ------------
Net increase in net assets resulting from
 operations. . . . . . . . . . . . . . . .      9,190,333     17,045,702    13,541,145        2,962       20,688       1,113,994
From policyholder transactions:
 Net premiums from policyholders . . . . .     13,430,282     13,116,210    13,194,907      109,732      420,697         116,602
 Net benefits to policyholders . . . . . .    (14,305,859)   (14,539,301)  (14,539,295)    (370,270)     (71,999)    (26,168,835)
 Net increase in policy loans  . . . . . .             --      1,134,137     1,257,640           --           --              --
                                             ------------   ------------  ------------   ----------   ----------    ------------
Net increase (decrease) in net assets
 resulting from policyholder transactions        (875,577)      (288,954)      (86,748)    (260,538)     348,698     (26,052,233)
                                             ------------   ------------  ------------   ----------   ----------    ------------
Net increase (decrease) in net assets  . .      8,314,756     16,756,748    13,454,397     (257,576)     369,386     (24,938,239)
Net assets at beginning of period  . . . .    110,814,663     94,057,915    80,603,518      496,489      127,103      25,065,342
                                             ------------   ------------  ------------   ----------   ----------    ------------
Net assets at end of period  . . . . . . .   $119,129,419   $110,814,663   $94,057,915   $  238,913   $  496,489    $    127,103
                                             ============   ============  ============   ==========   ==========    ============





                                                        SMALL CAP VALUESUBACCOUNT        INTERNATIONAL OPPORTUNITIES SUBACCOUNT
                                                   ------------------------------------  ---------------------------------------
                                                      1999         1998        1997          1999          1998          1997
                                                   -----------  ----------- -----------  -------------  ------------  ------------
Increase (decrease) in net assets from
 operations:
 Net investment income . . . . . . . . . . . . .   $   61,905   $      822   $  92,574   $   223,214    $   11,862     $  3,587
 Net realized gain (loss)  . . . . . . . . . . .      (33,134)      29,257      19,812       155,412        33,474        3,191
 Net unrealized appreciation (depreciation)
  during the period  . . . . . . . . . . . . . .     (148,401)    (105,331)    (12,804)      387,412       272,314      (12,223)
                                                   ----------   ----------  ----------   -----------    ----------     --------
Net increase (decrease) in net assets resulting
 from operations . . . . . . . . . . . . . . . .     (119,630)     (75,252)     99,582       766,038       317,650       (5,445)
From policyholder transactions:
 Net premiums from policyholders . . . . . . . .    1,483,922    1,644,666   1,224,547     2,354,681     3,814,201      295,915
 Net benefits to policyholders . . . . . . . . .     (447,402)    (270,585)   (137,364)   (3,673,500)     (339,134)     (46,736)
 Net increase in policy loans  . . . . . . . . .           --           --          --            --            --           --
                                                   ----------   ----------  ----------   -----------    ----------     --------
Net increase (decrease) in net assets resulting
 from policyholder transactions  . . . . . . . .    1,036,520    1,374,081   1,087,183    (1,318,819)    3,475,067      249,179
                                                   ----------   ----------  ----------   -----------    ----------     --------
Net increase (decrease) in net assets  . . . . .      916,890    1,298,829   1,186,765      (552,781)    3,792,717      243,734
Net assets at beginning of period  . . . . . . .    2,550,502    1,251,673      64,908     4,181,724       389,007      145,273
                                                   ----------   ----------  ----------   -----------    ----------     --------
Net assets at end of period  . . . . . . . . . .   $3,467,392   $2,550,502  $1,251,673   $ 3,628,943    $4,181,724     $389,007
                                                   ==========   ==========  ==========   ===========    ==========     ========

See accompanying notes.

             JOHN HANCOCK MUTUAL VARIABLE LIFE INSURANCE ACCOUNT UV

                      YEARS AND PERIODS ENDED DECEMBER 31,


                               EQUITY INDEX SUBACCOUNT              GLOBAL BOND SUBACCOUNT
                        -------------------------------------  -------------------------------
                           1999          1998         1997        1999       1998        1997
                        ------------  -----------  -----------  ---------- ---------  -----------
Increase (decrease) in
 net assets from
 operations:
 Net investment income  $   529,375   $  158,126   $   49,255   $  33,778   $17,649    $  8,742
 Net realized gain
  (loss). . . . . . .       271,978      443,879       14,525        (151)    3,991         348
 Net unrealized
  appreciation
  (depreciation)
  during the period .     1,282,937      585,673      146,714     (52,953)    4,308       1,260
                        -----------   ----------   ----------   ---------  --------    --------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . .     2,084,290    1,187,678      210,494     (19,326)   25,948      10,350
From policyholder
 transactions:
 Net premiums from
  policyholders . . .     6,697,385    4,822,053    1,827,052     696,619   381,024     161,548
 Net benefits to
  policyholders . . .    (1,623,429)    (885,493)    (149,826)   (317,999)  (83,865)    (37,799)
 Net increase in
  policy loans  . . .            --           --           --          --        --          --
                        -----------   ----------   ----------   ---------  --------    --------
Net increase in net
 assets resulting from
 policyholder
 transactions . . . .     5,073,956    3,936,560    1,677,226     378,620   297,159     123,749
                        -----------   ----------   ----------   ---------  --------    --------
Net increase in net
 assets . . . . . . .     7,158,246    5,124,238    1,887,720     359,294   323,107     134,099
Net assets at
 beginning of period      7,247,833    2,123,595      235,875     470,424   147,317      13,218
                        -----------   ----------   ----------   ---------  --------    --------
Net assets at end of
 period . . . . . . .   $14,406,079   $7,247,833   $2,123,595   $ 829,718  $470,424    $147,317
                        ===========   ==========   ==========   =========  ========    ========





                        TURNER CORE GROWTH SUBACCOUNT   BRANDES INTERNATIONAL EQUITY SUBACCOUNT
                        ------------------------------ ----------------------------------------
                          1999       1998      1997        1999          1998          1997
                        ---------  ---------  --------  ------------ ------------  --------------
Increase (decrease) in
 net assets from
 operations:
 Net investment income  $ 18,189   $  1,666   $ 6,072    $ 14,188      $ 13,286      $  1,112
 Net realized gain  .     26,736      2,780       839      11,526           600           888
 Net unrealized
  appreciation
  (depreciation)
  during the period .     23,628     22,686     6,487     122,734         8,581        (1,473)
                        --------   --------   -------    --------      --------      --------
Net increase in net
 assets resulting from
 operations . . . . .     68,553     27,132    13,398     148,448        22,467           527
From policyholder
 transactions:
 Net premiums from
  policyholders . . .    109,802     39,070    33,658     152,629       141,892        82,259
 Net benefits to
  policyholders . . .    (45,555)    (9,835)   (7,208)    (31,332)      (34,941)      (45,350)
 Net increase in
  policy loans  . . .         --         --        --          --            --            --
                        --------   --------   -------    --------      --------      --------
Net increase in net
 assets resulting from
 policyholder
 transactions . . . .     64,247     29,235    26,450     121,297       106,951        36,909
                        --------   --------   -------    --------      --------      --------
Net increase in net
 assets . . . . . . .    132,800     56,367    39,848     269,745       129,418        37,436
Net assets at

 beginning of period     125,007     68,640    28,792     255,757       126,339        88,903
                        --------   --------   -------    --------      --------      --------
Net assets at end of
 period . . . . . . .   $257,807   $125,007   $68,640    $525,502      $255,757      $126,339
                        ========   ========   =======    ========      ========      ========


See accompanying notes.

             JOHN HANCOCK MUTUAL VARIABLE LIFE INSURANCE ACCOUNT UV

                      YEARS AND PERIODS ENDED DECEMBER 31,


                                                             FRONTIER CAPITAL APPRECIATION
                                                                       SUBACCOUNT
                                            ----------------------------------------------------------------
                                                              1999                       1998        1997
                                            ----------------------------------------- -----------  ---------
Increase (decrease) in net assets from
 operations:
 Net investment income (loss) . . . . . .                                $    8,771   $     (614)  $  5,054
 Net realized gain (loss) . . . . . . . .                                   (59,550)      23,061      8,970
 Net unrealized appreciation
  (depreciation) during the period  . . .                                    89,369         (840)    32,469
                                            ----------------------------------------  ----------   --------
Net increase (decrease) in net assets
 resulting from operations  . . . . . . .                                    38,590       21,607     46,493
From policyholder transactions:
 Net premiums from policyholders  . . . .                                   103,675    2,465,299    138,553
 Net benefits to policyholders  . . . . .                                (2,221,410)    (227,386)   (70,647)
 Net increase in policy loans . . . . . .                                        --           --         --
                                            ----------------------------------------  ----------   --------
Net increase (decrease) in net assets
 resulting from policyholder transactions                                (2,117,735)   2,237,913     67,906
                                            ----------------------------------------  ----------   --------
Net increase (decrease) in net assets . .                                (2,079,145)   2,259,520    114,399
Net assets at beginning of period . . . .                                 2,533,128      273,608    159,209
                                            ----------------------------------------  ----------   --------
Net assets at end of period . . . . . . .                                $  453,983   $2,533,128   $273,608
                                            ========================================  ==========   ========
                                                      EMERGING MARKETS EQUITY                       GLOBAL EQUITY
                                                             SUBACCOUNT                               SUBACCOUNT
                                            --------------------------------------------  ----------------------------------
                                                           1999                  1998*              1999               1998*
                                            ----------------------------------- --------  -------------------------  ----------
Increase (decrease) in net assets from
 operations:
 Net investment income (loss) . . . . . .                          $    15,170  $     1                $       438    $    57
 Net realized gain (loss) . . . . . . . .                                1,838       (1)                       196        (16)
 Net unrealized appreciation
  (depreciation) during the period  . . .                               92,713      (48)                    20,203       (303)
                                            ----------------------------------  -------   ------------------------    -------
Net increase (decrease) in net assets                                  109,721      (48)                    20,837       (262)
 resulting from operations  . . . . . . .
From policyholder transactions:
 Net premiums from policyholders  . . . .                              336,277      784                    125,955     17,519
 Net benefits to policyholders  . . . . .                               (8,915)      (7)                   (15,572)      (762)
 Net increase in policy loans . . . . . .                                   --       --                         --         --
                                            ----------------------------------  -------   ------------------------    -------
Net increase (decrease) in net assets
 resulting from policyholder transactions                              327,362      777                    110,383     16,757
                                            ----------------------------------  -------   ------------------------    -------
Net increase (decrease) in net assets . .                              437,083      729                    131,220     16,495
Net assets at beginning of period . . . .                                  729        0                     16,495          0
                                            ----------------------------------  -------   ------------------------    -------
Net assets at end of period . . . . . . .                          $   437,812  $   729                $   147,715    $16,495
                                            ==================================  =======   ========================    =======






                             BOND INDEX                    SMALL/MID CAP CORE
                             SUBACCOUNT                        SUBACCOUNT
                        ---------------------  ----------------------------------------
                           1999        1998*                1999                1998*
                        ------------  --------  ------------------------------ ---------
Increase (decrease) in
 net assets from
 operations:
 Net investment income
  (loss). . . . . . .   $     2,701   $   285                     $     6,364  $    (48)
 Net realized gain
  (loss). . . . . . .        (1,613)      (26)                          1,093    (1,957)
 Net unrealized
  appreciation
  (depreciation)
  during the period .        (1,753)     (147)                          4,719     1,888
                        -----------   -------   -----------------------------  --------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . .          (665)      112                          12,176      (117)
From policyholder
 transactions:
 Net premiums from
  policyholders . . .        80,921    16,730                          44,493    52,673
 Net benefits to
  policyholders . . .       (20,596)   (2,293)                        (12,003)  (19,857)
 Net increase in
  policy loans  . . .            --        --                              --        --
                        -----------   -------   -----------------------------  --------
Net increase in net
 assets resulting from
 policyholder
 transactions . . . .        60,325    14,437                          32,490    32,816
                        -----------   -------   -----------------------------  --------
Net increase in net
 assets . . . . . . .        59,660    14,549                          44,666    32,699
Net assets at
 beginning of period         14,549         0                          32,699         0
                        -----------   -------   -----------------------------
  --------
Net assets at end of
 period . . . . . . .   $    74,209   $14,549                     $    77,365  $ 32,699
                        ===========   =======   =============================  ========
                                                                   ENHANCED
                                   HIGH YIELD BOND                U.S. EQUITY
                                      SUBACCOUNT                  SUBACCOUNT
                        --------------------------------------   -------------
                                   1999                1998*         1999
                        ---------------------------  ----------  -------------
Increase (decrease) in
 net assets from
 operations:
 Net investment income                 $     2,791   $      48      $ 1,374
  (loss). . . . . . .
 Net realized gain                            (396)       (108)          11
  (loss). . . . . . .
 Net unrealized
  appreciation                              (1,172)        (19)       1,285
  (depreciation)        --------------------------   ---------      -------
  during the period .
Net increase                                 1,223         (79)       2,670
 (decrease) in net
 assets resulting from
 operations . . . . .
From policyholder
 transactions:
 Net premiums from                          69,375     108,274       15,505
  policyholders . . .
 Net benefits to                                --    (102,742)          --
  policyholders . . .
 Net increase in
  policy loans  . . .                           --          --           --
                        --------------------------   ---------      -------
Net increase in net
 assets resulting from                      69,375       5,532       15,505
 policyholder           --------------------------   ---------      -------
 transactions . . . .
Net increase in net                         70,598       5,453       18,175
 assets . . . . . . .
Net assets at
 beginning of period                         5,453           0            0
                        --------------------------   ---------      -------
Net assets at end of
 period . . . . . . .                  $    76,051   $   5,453      $18,175
                        ==========================   =========      =======



---------
*     From May 1, 1998 (commencement of operations).

See accompanying notes.

             JOHN HANCOCK MUTUAL VARIABLE LIFE INSURANCE ACCOUNT UV

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 1999

1.  ORGANIZATION

  John Hancock Mutual Variable Life Insurance Account UV (the Account) is a separate investment account of John Hancock Mutual Life Insurance Company (JHMLICO or John Hancock). John Hancock Mutual Variable Life Insurance Account UV was formed to fund variable life insurance policies (Policies) issued by JHMLICO. The Account is operated as a unit investment trust registered under the Investment Company Act of 1940, as amended, and currently consists of twenty-seven subaccounts. The assets of each subaccount are invested exclusively in shares of a corresponding Portfolio of John Hancock Variable Series Trust I (the Fund) or of M Fund Inc. (M Fund). New subaccounts may be added as new Portfolios are added to the Fund or to M Fund, or as other investment options are developed, and made available to policyholders. The twenty-seven Portfolios of the Fund and M Fund which are currently available are the Large Cap Growth, Sovereign Bond, International Equity Index, Small Cap Growth, International Balanced, Mid Cap Growth, Large Cap Value, Money Market, Mid Cap Value, Small/Mid Cap Growth (formerly, Diversified Mid Cap Growth), Real Estate Equity, Growth & Income, Managed, Short-Term Bond, Small Cap Value, International Opportunities, Equity Index, Global Bond (formerly, Strategic Bond), Turner Core Growth, Brandes International Equity, Frontier Capital Appreciation, Emerging Markets Equity, Global Equity, Bond Index, Small/Mid Cap CORE, High Yield Bond and Enhanced U.S. Equity Portfolios. Each Portfolio has a different investment objective.

  The net assets of the Account may not be less than the amount required under state insurance law to provide for death benefits (without regard to the minimum death benefit guarantee) and other policy benefits. Additional assets are held in JHMLICO's general account to cover the contingency that the guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

  The assets of the Account are the property of JHMLICO. The portion of the Account's assets applicable to the policies may not be charged with liabilities arising out of any other business JHMLICO may conduct.

2.  SIGNIFICANT ACCOUNTING POLICIES

 Estimates

  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

 Valuation of Investments

  Investment in shares of the Fund and of M Fund are valued at the reported net asset values of the respective Portfolios. Investment transactions are recorded on the trade date. Dividend income is recognized on the ex-dividend date. Realized gains and losses on sales of respective Portfolio shares are determined on the basis of identified cost.

 Federal Income Taxes

  The operations of the Account are included in the federal income tax return of JHMLICO, which is taxed as a life insurance company under the Internal Revenue Code. JHMLICO has the right to charge the Account any federal income taxes, or provision for federal income taxes, attributable to the operations of the Account or to the Policies funded in the Account. Currently, JHMLICO does not make a charge for income or other taxes. Charges for state and local taxes, if any, attributable to the Account may also be made.

             JOHN HANCOCK MUTUAL VARIABLE LIFE INSURANCE ACCOUNT UV

 Expenses

  JHMLICO assumes mortality and expense risks of the variable life insurance policies for which asset charges are deducted at various rates ranging from .50% to .625%, depending on the type of policy, of net assets (excluding policy loans) of the Account. Additionally, a monthly charge at varying levels for the cost of extra insurance is deducted from the net assets of the Account.

  JHMLICO makes certain deductions for administrative expenses and state premium taxes from premium payments before amounts are transferred to the Account.

 Policy Loans

  Policy loans represent outstanding loans plus accrued interest. Interest is accrued (net of a charge for policy loan administration determined at an annual rate of .75% of the aggregate amount of policyholder indebtedness) and compounded daily.

3. TRANSACTIONS WITH AFFILIATES

  JHMLICO acts as the distributor, principal underwriter and investment advisor for the Fund.

  Certain officers of the Account are officers and directors of JHMLICO or the Fund.

4. DETAILS OF INVESTMENTS

  The details of the shares owned and cost and value of investments in the Portfolios of the Fund and of M Fund at December 31, 1999 were as follows:


          PORTFOLIO             SHARES OWNED      COST          VALUE
          ---------             ------------  ------------  --------------
Large Cap Growth  . . . . . .      1,516,913  $ 33,840,498   $ 41,460,815
Sovereign Bond  . . . . . . .      7,742,962    76,567,490     70,640,632
International Equity Index  .        348,907     5,723,159      6,854,257
Small Cap Growth  . . . . . .        236,036     3,094,500      4,511,934
International Balanced  . . .         18,717       200,046        200,368
Mid Cap Growth  . . . . . . .        465,615     9,063,619     13,609,575
Large Cap Value . . . . . . .        612,481     8,613,285      8,262,786
Money Market  . . . . . . . .      1,835,117    18,351,172     18,351,172
Mid Cap Value . . . . . . . .        367,982     4,828,927      4,701,632
Small/Mid Cap Growth  . . . .        390,884     6,039,184      5,486,044
Real Estate Equity  . . . . .        331,185     4,719,779      3,800,017
Growth & Income . . . . . . .     15,384,863   241,740,472    307,871,384
Managed . . . . . . . . . . .      6,873,184    96,391,658    106,178,553
Short-Term Bond . . . . . . .         24,575       245,749        238,913
Small Cap Value . . . . . . .        317,611     3,731,225      3,467,391
International Opportunities .        239,181     2,974,200      3,628,943
Equity Index  . . . . . . . .        704,179    12,384,477     14,406,079
Global Bond . . . . . . . . .         84,502       877,096        829,719
Turner Core Growth  . . . . .         11,243       204,222        257,807
Brandes International Equity          33,860       396,716        525,501
Frontier Capital Appreciation         21,495       331,669        453,983
Emerging Markets Equity . . .         35,704       345,147        437,812
Global Equity . . . . . . . .         12,173       127,815        147,715
Bond Index  . . . . . . . . .          7,964        76,110         74,210
Small/Mid Cap CORE  . . . . .          7,882        70,758         77,365
High Yield Bond . . . . . . .          8,463        77,242         76,051
Enhanced U.S. Equity  . . . .            867        16,890         18,175

             JOHN HANCOCK MUTUAL VARIABLE LIFE INSURANCE ACCOUNT UV

             JOHN HANCOCK MUTUAL VARIABLE LIFE INSURANCE ACCOUNT UV

  Purchases, including reinvestment of dividend distributions and proceeds from the sales of shares in the Portfolios of the Fund and of M Fund during 1999, were as follows:


              PORTFOLIO                  PURCHASES       SALES
              ---------                 -----------  -------------
Large Cap Growth  . . . . . . . . . .   $13,422,273   $ 2,517,136
Sovereign Bond  . . . . . . . . . . .    13,709,441     4,426,503
International Equity Index  . . . . .     1,206,222       553,307
Small Cap Growth  . . . . . . . . . .     1,705,289       169,682
International Balanced  . . . . . . .       102,061       104,527
Mid Cap Growth  . . . . . . . . . . .     8,451,704     1,019,989
Large Cap Value . . . . . . . . . . .     6,131,213     1,266,291
Money Market  . . . . . . . . . . . .    17,249,777    46,141,311
Mid Cap Value . . . . . . . . . . . .     1,774,841     3,233,006
Small/Mid Cap Growth  . . . . . . . .     1,914,302       771,153
Real Estate Equity  . . . . . . . . .       859,997     1,976,566
Growth & Income . . . . . . . . . . .    47,518,686    15,480,980
Managed . . . . . . . . . . . . . . .    14,747,572     6,118,076
Short-Term Bond . . . . . . . . . . .       116,133       362,629
Small Cap Value . . . . . . . . . . .     1,396,171       297,748
International Opportunities . . . . .     2,979,658     4,075,263
Equity Index  . . . . . . . . . . . .     7,159,058     1,555,726
Global Bond . . . . . . . . . . . . .       695,939       283,540
Turner Core Growth  . . . . . . . . .       142,622        60,186
Brandes International Equity  . . . .       181,255        45,768
Frontier Capital Appreciation . . . .        91,263     2,200,227
Emerging Markets Equity . . . . . . .       351,448         8,915
Global Equity . . . . . . . . . . . .       113,648         2,828
Bond Index  . . . . . . . . . . . . .        86,949        23,921
Small/Mid Cap CORE  . . . . . . . . .        58,717        19,864
High Yield Bond . . . . . . . . . . .        85,583        13,417
Enhanced U.S. Equity  . . . . . . . .        17,418           539

             JOHN HANCOCK MUTUAL VARIABLE LIFE INSURANCE ACCOUNT UV

5. NET ASSETS

  Accumulation shares attributable to net assets of policyholders and accumulation share values for each portfolio at December 31, 1999 were as follows:


                                        VLI CLASS #1                  MVL CLASS #3                 FLEX CLASS #4
                                ---------------------------- ----------------------------  ----------------------------
                                ACCUMULATION   ACCUMULATION   ACCUMULATION  ACCUMULATION   ACCUMULATION    ACCUMULATION
          PORTFOLIO                SHARES     SHARES  VALUES     SHARES    SHARES  VALUES     SHARES      SHARES  VALUES
          ---------             ------------  --------------  ------------ --------------  ------------  ----------------
                                ------------------------------------------------------------------------------------------
Large Cap Growth  . . . . . .        --             --           30,422        $79.68         303,522         $79.68
Sovereign Bond  . . . . . . .        --             --           13,276         23.69       1,236,413          23.69
International Equity Index  .        --             --           12,251         27.55         147,364          27.55
Small Cap Growth  . . . . . .        --             --           38,152         21.70         144,335          21.70
International Balanced  . . .        --             --            6,210         13.29           3,652          13.29
Mid Cap Growth  . . . . . . .        --             --           95,740         35.59         245,163          35.59
Large Cap Value . . . . . . .        --             --           50,345         16.17         406,006          16.17
Money Market  . . . . . . . .        --             --           31,966         18.10         535,048          18.10
Mid Cap Value . . . . . . . .        --             --           54,325         14.06         234,907          14.06
Small/Mid Cap Growth  . . . .        --             --           23,443         18.80         240,110          19.80
Real Estate Equity  . . . . .        --             --            8,437         22.14         111,094          22.14
Growth & Income . . . . . . .        --             --          102,216         68.13       1,902,118          68.13
Managed . . . . . . . . . . .        --             --           45,437         39.65       1,203,335          39.65
Short-Term Bond . . . . . . .        --             --            2,066         12.99          14,631          12.99
Small Cap Value . . . . . . .        --             --           29,974         12.32         222,258          12.32
International Opportunities .        --             --           14,160         16.54         183,229          16.54
Equity Index  . . . . . . . .        --             --          173,452         23.08         367,259          23.08
Global Bond . . . . . . . . .        --             --           16,532         12.16          39,548          12.16
Turner Core Growth  . . . . .        --             --            1,897         26.33           7,888          26.33
Brandes International Equity         --             --            5,884         17.14          20,691          17.14
Frontier Capital Appreciation        --             --            1,074         21.11          18,559          21.11
Emerging Markets Equity . . .        --             --            2,490         12.77          25,395          12.77
Global Equity . . . . . . . .        --             --            3,549         12.23             264          12.23
Bond Index  . . . . . . . . .        --             --            4,208         10.34           2,651          10.34
Small/Mid Cap CORE  . . . . .        --             --              794         10.76             201          10.76
High Yield Bond . . . . . . .        --             --            4,951         10.10             551          10.10
Enhanced U.S. Equity  . . . .        --                           1,372         13.25              --          13.25

             JOHN HANCOCK MUTUAL VARIABLE LIFE INSURANCE ACCOUNT UV

                                      FLEX II CLASS #5                VEP CLASS#7                  VEP CLASS #8
                                ---------------------------- ----------------------------  ----------------------------
                                ACCUMULATION   ACCUMULATION   ACCUMULATION  ACCUMULATION   ACCUMULATION    ACCUMULATION
          PORTFOLIO                SHARES     SHARES  VALUES     SHARES    SHARES  VALUES     SHARES      SHARES  VALUES
          ---------             ------------  --------------  ------------ --------------  ------------  ----------------
Large Cap Growth  . . . . . .      18,120         $79.68         11,630        $34.19         14,305          $34.28
Sovereign Bond  . . . . . . .       7,625          23.69          6,071         13.80          5,831           13.84
International Equity Index  .       7,387          27.55          8,217         17.52          2,077           17.58
Small Cap Growth  . . . . . .      19,575          21.70          5,119         21.68            778           21.71
International Balanced  . . .       2,567          13.29          2,650         13.28             --           13.30
Mid Cap Growth  . . . . . . .      25,572          35.60          8,683         35.56          7,218           35.62
Large Cap Value . . . . . . .      32,808          16.17          8,456         16.15         10,743           16.18
Money Market  . . . . . . . .       8,023          18.10         13,653         13.08         10,717           13.12
Mid Cap Value . . . . . . . .      21,416          14.06         19,817         14.05          3,847           14.08
Small/Mid Cap Growth  . . . .       5,669          19.80          3,944         19.77          3,887           19.83
Real Estate Equity  . . . . .       5,693          22.14          1,424         14.40             --           14.44
Growth & Income . . . . . . .      54,684          68.13         57,852         30.90         23,997           31.00
Managed . . . . . . . . . . .      23,610          39.65         11,858         20.88          9,588           20.94
Short-Term Bond . . . . . . .       1,526          12.99             52         12.97             --           13.00
Small Cap Value . . . . . . .      18,339          12.32          7,072         12.30          3,899           12.33
International Opportunities .       9,070          16.54          7,208         16.52          5,805           16.55
Equity Index  . . . . . . . .      50,932          23.08         22,543         23.06          7,757           23.10
Global Bond . . . . . . . . .       5,693          12.16          3,685         12.15          2,757           12.17
Turner Core Growth  . . . . .          --             --             --            --             --              --
Brandes International Equity           --             --            581         16.91          3,546           16.94
Frontier Capital Appreciation          --             --            185         22.75          1,528           22.80
Emerging Markets Equity . . .       2,886          12.77          3,505         12.77             --              --
Global Equity . . . . . . . .         147          12.23          3,346         12.22             --              --
Bond Index  . . . . . . . . .         177          10.34            140         10.34             --              --
Small/Mid Cap CORE  . . . . .          57          10.76          6,139         10.76             --              --
High Yield Bond . . . . . . .       1,033          10.10            997         10.10             --              --
Enhanced U.S. Equity  . . . .          --             --             --            --             --              --

             JOHN HANCOCK MUTUAL VARIABLE LIFE INSURANCE ACCOUNT UV

                                             VEP CLASS #9
                                     ----------------------------
                                     ACCUMULATION    ACCUMULATION
             PORTFOLIO                  SHARES      SHARES  VALUES
             ---------               ------------  ----------------
-------------------------------------------------------------------
Large Cap Growth . . . . . . . . .      3,240           $34.39
Sovereign Bond . . . . . . . . . .         --               --
International Equity Index . . . .         --               --
Small Cap Growth . . . . . . . . .         --               --
International Balanced . . . . . .         --               --
Mid Cap Growth . . . . . . . . . .         --               --
Large Cap Value  . . . . . . . . .      2,782            16.21
Money Market . . . . . . . . . . .         --               --
Mid Cap Value  . . . . . . . . . .         --               --
Small/Mid Cap Growth . . . . . . .         --               --
Real Estate Equity . . . . . . . .         --               --
Growth & Income  . . . . . . . . .      3,934            31.09
Managed  . . . . . . . . . . . . .         --               --
Short-Term Bond  . . . . . . . . .         --               --
Small Cap Value  . . . . . . . . .         --               --
International Opportunities  . . .         --               --
Equity Index . . . . . . . . . . .      2,213            23.14
Global Bond  . . . . . . . . . . .         --               --
Turner Core Growth . . . . . . . .         --               --
Brandes International Equity . . .         --               --
Frontier Capital Appreciation  . .         --               --
Emerging Markets Equity  . . . . .         --               --
Global Equity  . . . . . . . . . .      4,771            12.24
Bond Index . . . . . . . . . . . .         --               --
Small/Mid Cap CORE . . . . . . . .         --               --
High Yield Bond  . . . . . . . . .         --               --
Enhanced U.S. Equity . . . . . . .         --               --

                   ALPHABETICAL INDEX OF KEY WORDS AND PHRASES


  This index should help you locate more information about many of the important concepts in this prospectus.

 KEY WORD OR PHRASE            PAGE        KEY WORD OR PHRASE             PAGE
Account . . . . . . . . . .    30                                        16
account value . . . . . . .     9                                        11
attained age. . . . . . . .    10                                         4
beneficiary . . . . . . . .    40                                        17
business day. . . . . . . .    30                                        15
changing Option 1 or 2  . .    17                                        12
charges . . . . . . . . . .    10                                        18
Code. . . . . . . . . . . .    36                                        31
cost of insurance rates . .    10                                        31
date of issue . . . . . . .    31                                         4
death benefit . . . . . . .     4                                         8
deductions. . . . . . . . .    10                                         2
dollar cost averaging . . .    14                                        20
Excess Value  . . . . . . .     6                                         7
expenses of the Trust . . .    12                                         5
fixed investment option . .    30                                        10
full surrender. . . . . . .    15                                         2
fund. . . . . . . . . . . .     2                                        30
grace period. . . . . . . .     6                                         1
guaranteed death benefit  .    16                                        15
guaranteed maximum
 recalculation premium. . .     8                                        30
insurance charge. . . . . .    10                                        16
insured person. . . . . . .     4                                        15
investment options. . . . .     1                                        11
John Hancock. . . . . . . .    30                                        15
John Hancock Variable Series
 Trust. . . . . . . . . . .     2                                        36
lapse . . . . . . . . . . .     6                                        21
loan. . . . . . . . . . . .    15                                        14
loan interest . . . . . . .    15                                         1

maximum premiums. . . . . .     5                                        30

minimum insurance amount. .    17                                        15

modified endowment contract    37                                        12

monthly deduction date. . .    32                                         4
mortality and expense risk
 charge . . . . . . . . . .    11

                       SUPPLEMENT DATED NOVEMBER 1, 2000

                                       TO

                            VARIABLE LIFE INSURANCE

                      PROSPECTUSES DATED NOVEMBER 1, 2000

This Supplement is intended to be distributed with prospectuses dated November 1, 2000 for certain VARIABLE LIFE INSURANCE POLICIES ISSUED ON OR BEFORE MAY 1, 2000 by John Hancock Life Insurance Company, John Hancock Variable Life Insurance Company, or Investors Partner Life Insurance Company. The variable life insurance policies involved bear the title "Variable Estate Protection", "Variable Estate Protection II", "Majestic Variable Estate Protection", "Majestic Variable Estate Protection 98", "Medallion Variable Life", "Medallion Executive Variable Life", "Medallion Executive Variable Life II", "Medallion Executive Variable Life III", "Majestic Variable Universal Life", "Majestic Variable Universal Life 98", "Variable Master Plan Plus", "Investors Partner Variable Life", "Flex V-1" or "Flex V-2".

                            ------------------------

                            GUIDE TO THIS SUPPLEMENT
                            ------------------------

 .    Your policy enables you to invest in the INTERNATIONAL OPPORTUNITIES II
     VARIABLE INVESTMENT OPTION. This variable investment option is subject to all the terms and conditions of the policies and the procedures described in the Product Prospectuses. Prior to June, 2000, this variable investment option was known as the "Global Equity" variable investment option. We may modify or delete this investment option in the future.

 .    If you select the International Opportunities II variable investment option, we will invest your money in the corresponding fund of the John Hancock Variable Series Trust I. The International Opportunities II Fund is managed by T. Rowe Price International, Inc.

 .    Page 2 of this Supplement amends the fund expense table in each of the
     Product Prospectuses that follows the question "What charges will the Trust[s] deduct from my investment in the policy?"

 .    Pages 3, 4 and 5 of the Supplement amend the John Hancock Variable Series
     Trust I prospectus and describe the Goal and Strategy, Subadviser, Past Performance, Main Risks, Financial Highlights, and Expenses, Dividends and Taxes of the International Opportunities II Fund.

                               ANNUAL FUND EXPENSES

     The following figures for the International Opportunities II fund are based on historical and current fund expenses, as a percentage (rounded to two decimal places) of the fund's average daily net assets for 1999. Shareholders of the International Opportunities II fund have approved a new management fee schedule, effective November 1, 2000, and the "investment management fee" percentage is calculated as if the new fee schedule had been in effect for all of 1999. The percentage for "other operating expenses" is based on the allocation methodology and expense reimbursement policy adopted by the John Hancock Variable Series Trust I on April 23, 1999, and is calculated as if that allocation methodology and expense reimbursement policy had been in effect for all of 1999. Under the expense reimbursement policy, John Hancock Life Insurance Company voluntarily reimburses the International Opportunities II fund when the fund's "other fund expenses" exceed 0.10% of the fund's average daily net assets.

                                       Investment  Distribution and  Other Operating  Total Fund   Other Operating
                                       Management      Service        Expenses With   Operating    Expenses Absent
Fund Name                                  Fee       (12b-1) Fees     Reimbursement    Expenses     Reimbursement
---------                              ----------  ----------------  ---------------  ----------   ---------------
JOHN HANCOCK VARIABLE SERIES TRUST I:
International Opportunities II .......     1.00%           N/A              0.10%         1.10%         0.50%

International Opportunities II Fund
(Formerly Global Equity Fund)

GOAL AND STRATEGY

This is an international stock fund that seeks long-term growth in capital.

The Fund primarily invests in a diversified mix of common stocks of large established and medium-sized foreign companies located throughout the world, including developed, newly industrialized, and emerging countries.

The manager determines the distribution among countries and regions by using a combination of fundamental research and economic analysis, emphasizing:

 . prospects for relative economic growth between foreign countries;

 . expected levels of inflation;

 . government policies influencing business conditions; and

 . outlook for currency relationships.
The manager selects stocks that have growth characteristics such as:

 . leading market position or technological leadership;

 . high return on invested capital;

 . healthy balance sheets with relatively low debt;

 . strong competitive advantage;

 . strength of management; and

 . earnings growth and cash flow sufficient to support growing dividends.

The Fund invests:

 . in at least 3 different countries other than the U.S., and

 . no more than 20% of its assets in emerging market stocks.

Although the Fund may employ foreign currency hedging techniques, the Fund nor-mally maintains the currency exposure of the underlying equity investments.
The Fund normally invests in 150 to 250 stocks in 15 to 20 countries, with at least 65% of its assets in securities of non-U.S. entities. The Fund normally has 10% or less of its assets in cash and cashequivalents.

The Fund also may purchase other types of securities that are not primary investment vehicles, for example: American Depository Receipts (ADRs), Global Depository Receipts (GDRs), European Depository Receipts (EDRs), and certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

T. Rowe Price International, Inc.
100 East Pratt Street
Baltimore, Maryland 21202

Managing since 1979
Managed approximately $42 billion in assets at the end of 1999
Managing Fund since June 13, 2000

FUND MANAGERS
Management by Investment Advisory Group overseen by:

David J. L. Warren
-----------------
Portfolio Manager of subadviser
Joined subadvisor in 1983
Began career in 1981

John R. Ford
-----------------
Portfolio Manager of subadviser
Joined subadvisor in 1982
Began career in 1980

James B. M. Seddon
-----------------
Portfolio Manager of subadvisor
Joined subadvisor in 1987
Began career in 1987

Mark Bickford-Smith
-----------------
Portfolio Manager of subadvisor
Joined subadvisor in 1995
Began career in 1985
PAST PERFORMANCE

The graph will show how the fund's total return varies from year to year, while the table will show performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years



                                    [GRAPH]

                                1999    24.19%

Best quarter: up 15.94%, fourth quarter 1999 Worst quarter: down 12.39%, third quarter 1998

Average annual total returns -- for periods ending 12/31/99(/1/)

               Fund  Index
1 year        24.19% 25.34%
Life of fund  13.48% 19.92%

Index:MSCI World Index

(1)Began operations on May 1, 1998.

MAIN RISKS

Primary

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, economic, political and social instability and foreign currency rate fluctuations. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing cur-rency also pose special risks. All foreign securities have some degree of for-eign risk. However, to the extent the Fund invests in emerging market coun-tries, it will have a significantly higher degree of foreign risk than if it invested exclusively in developed or newly-industrialized countries.

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concen-trated in certain sectors, the Fund's performance could be worse than the overall market.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally con-sidered more risky than direct equity investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.

-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

--------------------------------------------------------------------------------
International Opportunities II Fund (Formerly Global Equity
 Fund) -- Period ended December 31;                           1998**      1999
--------------------------------------------------------------------------------

Net asset value, beginning of period                         $ 10.00   $  9.87
Income from investment operations:
 Net investment income (loss)                                   0.07      0.10
 Net realized and unrealized gain (loss) on investments*       (0.13)     2.27
 Total from investment operations                              (0.06)     2.37
Less distributions:
 Distributions from net investment income and capital paid
  in                                                           (0.07)    (0.07)
 Distributions from net realized gain on investments sold        --        --
 Distributions in excess of income, capital paid in & gains      --      (0.04)
 Total distributions                                           (0.07)    (0.11)
Net asset value, end of period                               $  9.87   $ 12.13
Total investment return                                        (0.55)%   24.19%
Ratios and supplemental data
Net assets, end of period (000s omitted)($)                  $15,281   $22,311
Ratio of expenses to average net assets (%)***                  1.15%     1.04%
Ratio of net investment income (loss) to average net assets
 (%)                                                            1.11%     0.96%
Turnover rate (%)                                              33.17%    49.51%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuation in market values of the fund.
**   Fund began operations May 1, 1998.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 2.47% and 1.26% for the years ended December 31, 1998, and 1999, respectively.

 .    The table entitled "FUNDS' EXPENSES" in the prospectus for the John Hancock
     Variable Series Trust I dated November 1, 20000 is supplemented with the following information:

     The advisory fee paid by the International Opportunities II fund to the adviser in 1999 was 0.90% of the fund's net assets. The International Opportunities II fund was formerly the "Global Equity" fund.

 .    The section entitled "DIVIDENDS AND TAXES" in the prospectus for the John
     Hancock Variable Series Trust I dated November 1, 20000 is supplemented with the following information:

     The International Opportunities II fund reinvests and declares its dividends and distributions in the manner described in this section.

                       SUPPLEMENT DATED NOVEMBER 1, 2000

                                       TO


                      PROSPECTUSES DATED NOVEMBER 1, 2000

                           __________________________

  This Supplement is intended to be distributed with certain prospectuses dated November 1, 2000 for variable life insurance policies issued by John Hancock Life Insurance Company or John Hancock Variable Life Insurance Company. The prospectuses involved bear the title "Medallion Variable Life", "Medallion Variable Universal Life II", "Medallion Executive Variable Life", "Medallion Executive Variable Life III", "Variable Estate Protection", "Variable Estate Protection II", "Flex V-1" or "Flex V-2". We refer to these prospectuses as the "Product Prospectuses."
   This Supplement will be used only with policies sold through the Product Prospectuses and through registered representatives affiliated with the M Financial Group.
                           __________________________

                            GUIDE TO THIS SUPPLEMENT


 . Page 2 of this Supplement contains amendments to the Product Prospectuses relating to FOUR ADDITIONAL VARIABLE INVESTMENT OPTIONS.
 . Starting on Page 3 of this Supplement, we provide REVISED ILLUSTRATIONS of death benefits, account values, surrender values and accumulated premiums to replace the illustration contained in each of the following Product Prospectuses.

Product Prospectus:                      Revised illustration begins on page:
-------------------                      ------------------------------------
Medallion Variable Life ...............                     3
Medallion Variable Universal Life II ..                    17
Medallion Executive Variable Life .....                    25
Medallion Executive Variable Life III .                    33
Variable Estate Protection ............                    41
Variable Estate Protection II .........
Flex V-2 ..............................
Flex V-1 ..............................                    75

  THIS SUPPLEMENT IS ACCOMPANIED WITH A PROSPECTUS DATED MAY 1, 2000 FOR THE M FUND, INC. THAT CONTAINS DETAILED INFORMATION ABOUT THE FUNDS. BE SURE TO READ THAT PROSPECTUS BEFORE SELECTING ANY OF THE FOUR ADDITIONAL VARIABLE INVESTMENT OPTIONS.

                       AMENDMENTS TO PRODUCT PROSPECTUSES
                       ----------------------------------


 1. The table on the cover page of each Product Prospectus is amended to include the following four additional variable investment options:

                    VARIABLE INVESTMENT OPTION                       MANAGED BY:
                    --------------------------                       --------- -
  Brandes International Equity . . . . . . . . . . . . . . . . . .   Brandes Investment Partners, L.P.
  Turner Core Growth . . . .                                         Turner Investment Partners, Inc.
  Frontier Capital Appreciation                                      Frontier Capital Managment Company, LLC
  Clifton Enhanced U.S. Equity . . . . . . . . . . . . . . . . . .   The Clifton Group
------------------------------------------------------------------------------ --------------------------------

2. The second paragraph on page 2 of each Product Prospectus is amended to include the following:

      "If you select one or more of the Brandes International Equity, Turner Core Growth, Frontier Capital Appreciation or Clifton Enhanced U.S. Equity variable investment options, we will invest your money in the corresponding investment option(s) of the M Fund, Inc. M Fund, Inc. is a so-called "series" type mutual fund registered with the SEC. In the prospectus, the term 'Trusts' includes M Fund, Inc., and the term 'funds' includes the corresponding investment options of M Fund, Inc. We may modify or delete the variable investment options in the future."

3. The fund expense table appearing in the section of each Product Prospectus entitled "What charges will the Trusts deduct from my investment in the policy?" is amended to include the following:

                                                  Investment  Distribution   Other Operating  Total Fund   Other Operating
                                                  Management   and Service    Expenses With   Operating     Expenses Absent
Fund Name                                             Fee      (12b-1) Fees   Reimbursement    Expenses     Reimbursement*
---------                                         ----------  -------------  - --------------  ----------  ------------------
M FUND, INC.:
Brandes International Equity                         0.96%         N/A            0.25%         1.21%           0.97%
Turner Core Growth . .                               0.45%         N/A            0.25%         0.70%           0.95%
Frontier Capital Appreciation                        0.90%         N/A            0.25%         1.15%           0.57%
Clifton Enhanced U.S. Equity                        0.55%          N/A            0.25%         0.80%           1.08%

* M Financial Advisers, Inc. reimburses a fund when the fund's other operating expenses exceed 0.25% of the fund's average daily net assets.

                             MEDALLION VARIABLE LIFE

   REVISED ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES, SURRENDER VALUES AND
                              ACCUMULATED PREMIUMS

  The following tables on pages 4 TO 9 replace the illustration in the John Hancock Life Insurance Company ("JOHN HANCOCK") Medallion Variable Life Product Prospectus. The tables on pages 10 TO 15 replace the illustration in the John Hancock Variable Life Insurance Company ("JHVLICO") Medallion Variable Life Product Prospectus.

  The assumptions used for the revised illustrations are generally the same as those described in the respective Medallion Variable Life Product Prospectus. With respect to fees and expenses deducted from Trust assets, however, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of .66, and (2) an assumed average asset charge for all other Trust-level operating expenses equivalent to an effective annual rate of
 .11%. These rates are the arithmetic average for all funds that are available as investment options. In other words, they are based on the hypothetical assumption that policy account values are allocated equally among the variable investment options.

  Each table separately illustrates the operation of a policy for a specified issue age, premium payment schedule and face amount. The amounts shown are for the end of each policy year and assume that all of the account value is invested in funds that achieve investment returns at constant annual rates of 0%, 6% and 12% (i.e., before any fees or expenses deducted from Trust assets). After deduction of the average Trust-level fees and expenses (as described above) the corresponding net annual rates of return would be -.77%, 5.18% and 11.14%. Investment return reflects investment income and all realized and unrealized capital gains and losses.

  The actual rates associated with any policy will vary depending upon the actual allocation of policy values among the investment options. The charge shown above for all other Trust-level operating expenses reflects reimbursements to certain funds as described in the footnotes to the Fund expense table. We currently expect those reimbursement arrangements to continue indefinitely, but that is not guaranteed.

  The second column of each table shows the amount you would have at the end of each policy year if an amount equal to the assumed Planned Premiums were invested to earn interest, after taxes, at 5% compounded annually. This is not a policy value. It is included for comparison purposes only.

  Because your circumstances will no doubt differ from those in the illustrations that follow, values under your policy will differ, in most cases substantially. Upon request, we will furnish you with a comparable illustration reflecting your proposed insured person's issue age, sex and underwriting risk classification, and the face amount and annual Planned Premium amount requested.

JOHN HANCOCK MEDALLION VARIABLE LIFE
DEATH BENEFIT OPTION 1: LEVEL DEATH BENEFIT
ILLUSTRATION ASSUMES CURRENT CHARGES

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK
FACE AMOUNT: $100,000
$760 PLANNED PREMIUM*


                                 Death Benefit                    Account Value                    Surrender Value
                         ------------------------------  --------------------- ----------   -------------------------------
            Premiums      Assuming Hypothetical Gross      Assuming Hypothetical Gross       Assuming Hypothetical Gross
End of    Accumulated     Annual Investment Return of:     Annual Investment Return of:      Annual Investment Return of:
Policy   At 5% Interest  ------------------------------  --------------------- ----------   -------------------------------
 Year       Per Year     0% Gross  6% Gross   12% Gross  0% Gross   6% Gross   12% Gross   0% Gross   6% Gross    12% Gross
------   --------------  --------  ---------  ---------  ---------  ---------  ----------  ---------  ---------  ------------
   1            798      100,000    100,000    100,000       218        244         270          0          0            0
   2          1,636      100,000    100,000    100,000       663        737         814          0          0           71
   3          2,516      100,000    100,000    100,000     1,092      1,242       1,405          0        149          312
   4          3,439      100,000    100,000    100,000     1,504      1,759       2,047        412        667          954
   5          4,409      100,000    100,000    100,000     1,898      2,287       2,742        805      1,194        1,649
   6          5,428      100,000    100,000    100,000     2,273      2,825       3,497      1,181      1,732        2,405
   7          6,497      100,000    100,000    100,000     2,627      3,372       4,315      1,534      2,279        3,223
   8          7,620      100,000    100,000    100,000     2,960      3,927       5,203      2,066      3,033        4,309
   9          8,799      100,000    100,000    100,000     3,269      4,489       6,166      2,574      3,793        5,471
  10         10,037      100,000    100,000    100,000     3,562      5,067       7,227      3,266      4,771        6,931
  11         11,337      100,000    100,000    100,000     3,859      5,684       8,415      3,661      5,486        8,218
  12         12,702      100,000    100,000    100,000     4,133      6,311       9,715      4,035      6,213        9,616
  13         14,135      100,000    100,000    100,000     4,382      6,948      11,136      4,382      6,948       11,136
  14         15,640      100,000    100,000    100,000     4,604      7,593      12,692      4,604      7,593       12,692
  15         17,220      100,000    100,000    100,000     4,796      8,244      14,396      4,796      8,244       14,396
  16         18,879      100,000    100,000    100,000     4,958      8,901      16,265      4,958      8,901       16,265
  17         20,621      100,000    100,000    100,000     5,088      9,563      18,318      5,088      9,563       18,318
  18         22,450      100,000    100,000    100,000     5,180     10,224      20,571      5,180     10,224       20,571
  19         24,370      100,000    100,000    100,000     5,227     10,879      23,043      5,227     10,879       23,043
  20         26,387      100,000    100,000    100,000     5,237     11,534      25,769      5,237     11,534       25,769
  25         38,086      100,000    100,000    100,000     4,749     14,862      44,492      4,749     14,862       44,492
  30         53,018      100,000    100,000    100,000     3,236     18,271      76,634      3,236     18,271       76,634
  35         72,076           **    100,000    151,226        **     20,805     131,500         **     20,805      131,500
  40         96,398           **    100,000    233,818        **     20,665     222,684         **     20,665      222,684
  45        127,441           **    100,000    393,938        **     14,885     375,179         **     14,885      375,179




---------
 * If premiums are paid more frequently than annually, the above values shown would be affected.
** Policy lapses unless additional premium payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME.

JOHN HANCOCK MEDALLION VARIABLE LIFE
DEATH BENEFIT OPTION 1: LEVEL DEATH BENEFIT
ILLUSTRATION ASSUMES MAXIMUM CHARGES

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK
FACE AMOUNT: $100,000
$760 PLANNED PREMIUM*


                                 Death Benefit                    Account Value                    Surrender Value
                         ------------------------------  --------------------- ----------   -------------------------------
            Premiums      Assuming Hypothetical Gross      Assuming Hypothetical Gross       Assuming Hypothetical Gross
End of    Accumulated     Annual Investment Return of:     Annual Investment Return of:      Annual Investment Return of:
Policy   At 5% Interest  ------------------------------  --------------------- ----------   -------------------------------
 Year       Per Year     0% Gross  6% Gross   12% Gross  0% Gross   6% Gross   12% Gross   0% Gross   6% Gross    12% Gross
------   --------------  --------  ---------  ---------  ---------  ---------  ----------  ---------  ---------  ------------
   1            798      100,000    100,000    100,000       191        217         242          0          0            0
   2          1,636      100,000    100,000    100,000       609        680         754          0          0           11
   3          2,516      100,000    100,000    100,000     1,011      1,153       1,308          0         60          215
   4          3,439      100,000    100,000    100,000     1,395      1,635       1,906        302        542          813
   5          4,409      100,000    100,000    100,000     1,759      2,124       2,552        666      1,031        1,459
   6          5,428      100,000    100,000    100,000     2,104      2,621       3,249      1,011      1,528        2,157
   7          6,497      100,000    100,000    100,000     2,426      3,122       4,002      1,334      2,029        2,909
   8          7,620      100,000    100,000    100,000     2,727      3,627       4,814      1,833      2,733        3,920
   9          8,799      100,000    100,000    100,000     3,003      4,135       5,690      2,308      3,440        4,995
  10         10,037      100,000    100,000    100,000     3,263      4,656       6,651      2,967      4,359        6,355
  11         11,337      100,000    100,000    100,000     3,496      5,177       7,692      3,298      4,979        7,494
  12         12,702      100,000    100,000    100,000     3,700      5,698       8,818      3,602      5,599        8,719
  13         14,135      100,000    100,000    100,000     3,876      6,216      10,039      3,876      6,216       10,039
  14         15,640      100,000    100,000    100,000     4,020      6,731      11,365      4,020      6,731       11,365
  15         17,220      100,000    100,000    100,000     4,130      7,240      12,803      4,130      7,240       12,803
  16         18,879      100,000    100,000    100,000     4,205      7,739      14,367      4,205      7,739       14,367
  17         20,621      100,000    100,000    100,000     4,237      8,223      16,063      4,237      8,223       16,063
  18         22,450      100,000    100,000    100,000     4,221      8,684      17,904      4,221      8,684       17,904
  19         24,370      100,000    100,000    100,000     4,152      9,117      19,904      4,152      9,117       19,904
  20         26,387      100,000    100,000    100,000     4,020      9,511      22,072      4,020      9,511       22,072
  25         38,086      100,000    100,000    100,000     2,190     10,618      36,178      2,190     10,618       36,178
  30         53,018           **    100,000    100,000        **      8,982      58,591         **      8,982       58,591
  35         72,076           **         **    111,311        **        970      96,793         **        970       96,793
  40         96,398           **         **    168,479        **         **     160,456         **         **      160,456
  45        127,441           **         **    277,758        **         **     264,531         **         **      264,531




---------
 * If premiums are paid more frequently than annually, the above values shown would be affected.
** Policy lapses unless additional premium payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME.

JOHN HANCOCK MEDALLION VARIABLE LIFE
DEATH BENEFIT OPTION 2: VARIABLE DEATH BENEFIT
ILLUSTRATION ASSUMES CURRENT CHARGES

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK
FACE AMOUNT: $100,000
$760 PLANNED PREMIUM*



                                 Death Benefit                    Account Value                    Surrender Value
                         ------------------------------  --------------------- ----------   -------------------------------
            Premiums      Assuming Hypothetical Gross      Assuming Hypothetical Gross       Assuming Hypothetical Gross
End of    Accumulated     Annual Investment Return of:     Annual Investment Return of:      Annual Investment Return of:
Policy   At 5% Interest  ------------------------------  --------------------- ----------   -------------------------------
 Year       Per Year     0% Gross  6% Gross   12% Gross  0% Gross   6% Gross   12% Gross   0% Gross   6% Gross    12% Gross
------   --------------  --------  ---------  ---------  ---------  ---------  ----------  ---------  ---------  ------------
   1            798      100,217    100,243    100,270       217        243         270          0          0            0
   2          1,636      100,661    100,734    100,812       661        734         812          0          0           69
   3          2,516      101,088    101,237    101,400     1,088      1,237       1,400          0        144          307
   4          3,439      101,497    101,750    102,036     1,497      1,750       2,036        404        658          943
   5          4,409      101,886    102,272    102,724     1,886      2,272       2,724        794      1,180        1,632
   6          5,428      102,256    102,803    103,469     2,256      2,803       3,469      1,164      1,711        2,377
   7          6,497      102,604    103,340    104,274     2,604      3,340       4,274      1,511      2,247        3,181
   8          7,620      102,928    103,883    105,143     2,928      3,883       5,143      2,034      2,989        4,249
   9          8,799      103,228    104,430    106,082     3,228      4,430       6,082      2,533      3,734        5,387
  10         10,037      103,510    104,989    107,111     3,510      4,989       7,111      3,214      4,693        6,814
  11         11,337      103,794    105,583    108,258     3,794      5,583       8,258      3,597      5,385        8,060
  12         12,702      104,054    106,183    109,506     4,054      6,183       9,506      3,956      6,084        9,407
  13         14,135      104,287    106,786    110,862     4,287      6,786      10,862      4,287      6,786       10,862
  14         15,640      104,490    107,392    112,336     4,490      7,392      12,336      4,490      7,392       12,336
  15         17,220      104,661    107,996    113,938     4,661      7,996      13,938      4,661      7,996       13,938
  16         18,879      104,800    108,598    115,681     4,800      8,598      15,681      4,800      8,598       15,681
  17         20,621      104,907    109,198    117,579     4,907      9,198      17,579      4,907      9,198       17,579
  18         22,450      104,970    109,784    119,639     4,970      9,784      19,639      4,970      9,784       19,639
  19         24,370      104,988    110,352    121,874     4,988     10,352      21,874      4,988     10,352       21,874
  20         26,387      104,965    110,907    124,310     4,965     10,907      24,310      4,965     10,907       24,310
  25         38,086      104,295    113,499    140,400     4,295     13,499      40,400      4,295     13,499       40,400
  30         53,018      102,596    115,615    166,099     2,596     15,615      66,099      2,596     15,615       66,099
  35         72,076           **    115,840    206,427        **     15,840     106,427         **     15,840      106,427
  40         96,398           **    111,705    269,046        **     11,705     169,046         **     11,705      169,046
  45        127,441           **         **    366,706        **         **     266,706         **         **      266,706



---------
 * If premiums are paid more frequently than annually, the above values shown would be affected.
** Policy lapses unless additional premium payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME.

JOHN HANCOCK MEDALLION VARIABLE LIFE
DEATH BENEFIT OPTION 2: VARIABLE DEATH BENEFIT
ILLUSTRATION ASSUMES MAXIMUM CHARGES

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK
FACE AMOUNT: $100,000
$760 PLANNED PREMIUM*


                                 Death Benefit                  Account Value                 Surrender Value
                         -----------------------------  ---------------------- -------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  ---------------------- -------  -----------------------------
 Year       Per Year     0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
------   --------------  --------  --------  ---------  --------  --------  -- -------  --------  --------  -----------
   1            798      100,191   100,216    100,242      191       216        242         0         0           0
   2          1,636      100,607   100,678    100,752      607       678        752         0         0           9
   3          2,516      101,007   101,148    101,302    1,007     1,148      1,302         0        55         209
   4          3,439      101,387   101,626    101,896    1,387     1,626      1,896       295       534         803
   5          4,409      101,748   102,110    102,535    1,748     2,110      2,535       655     1,017       1,442
   6          5,428      102,088   102,600    103,223    2,088     2,600      3,223       995     1,507       2,130
   7          6,497      102,404   103,092    103,963    2,404     3,092      3,963     1,312     1,999       2,870
   8          7,620      102,698   103,586    104,758    2,698     3,586      4,758     1,804     2,692       3,864
   9          8,799      102,965   104,080    105,611    2,965     4,080      5,611     2,270     3,385       4,916
  10         10,037      103,215   104,583    106,543    3,215     4,583      6,543     2,918     4,287       6,247
  11         11,337      103,436   105,084    107,546    3,436     5,084      7,546     3,239     4,886       7,348
  12         12,702      103,628   105,579    108,625    3,628     5,579      8,625     3,529     5,480       8,526
  13         14,135      103,788   106,067    109,786    3,788     6,067      9,786     3,788     6,067       9,786
  14         15,640      103,916   106,546    111,036    3,916     6,546     11,036     3,916     6,546      11,036
  15         17,220      104,008   107,012    112,381    4,008     7,012     12,381     4,008     7,012      12,381
  16         18,879      104,062   107,462    113,829    4,062     7,462     13,829     4,062     7,462      13,829
  17         20,621      104,072   107,888    115,382    4,072     7,888     15,382     4,072     7,888      15,382
  18         22,450      104,031   108,281    117,045    4,031     8,281     17,045     4,031     8,281      17,045
  19         24,370      103,936   108,635    118,824    3,936     8,635     18,824     3,936     8,635      18,824
  20         26,387      103,776   108,937    120,721    3,776     8,937     20,721     3,776     8,937      20,721
  25         38,086      101,799   109,337    132,184    1,799     9,337     32,184     1,799     9,337      32,184
  30         53,018           **   106,465    147,310       **     6,465     47,310        **     6,465      47,310
  35         72,076           **        **    165,588       **        **     65,588        **        **      65,588
  40         96,398           **        **    184,493       **        **     84,493        **        **      84,493
  45        127,441           **        **    196,398       **        **     96,398        **        **      96,398




---------
 * If premiums are paid more frequently than annually, the above values shown would be affected.
** Policy lapses unless additional premium payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME.

JOHN HANCOCK MEDALLION VARIABLE LIFE
DEATH BENEFIT OPTION 3: LEVEL DEATH BENEFIT WITH GREATER FUNDING
ILLUSTRATION ASSUMES CURRENT CHARGES

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK
FACE AMOUNT: $100,000
$760 PLANNED PREMIUM*


                                 Death Benefit                  Account Value                 Surrender Value
                         -----------------------------  ---------------------- -------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  ---------------------- -------  -----------------------------
 Year       Per Year     0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
------   --------------  --------  --------  ---------  --------  --------  -- -------  --------  --------  -----------
   1            798      100,000   100,000    100,000      218        244        270        0          0           0
   2          1,636      100,000   100,000    100,000      663        737        814        0          0          71
   3          2,516      100,000   100,000    100,000    1,092      1,242      1,405        0        149         312
   4          3,439      100,000   100,000    100,000    1,504      1,759      2,047      412        667         954
   5          4,409      100,000   100,000    100,000    1,898      2,287      2,742      805      1,194       1,649
   6          5,428      100,000   100,000    100,000    2,273      2,825      3,497    1,181      1,732       2,405
   7          6,497      100,000   100,000    100,000    2,627      3,372      4,315    1,534      2,279       3,223
   8          7,620      100,000   100,000    100,000    2,960      3,927      5,203    2,066      3,033       4,309
   9          8,799      100,000   100,000    100,000    3,269      4,489      6,166    2,574      3,793       5,471
  10         10,037      100,000   100,000    100,000    3,562      5,067      7,227    3,266      4,771       6,931
  11         11,337      100,000   100,000    100,000    3,859      5,684      8,415    3,661      5,486       8,218
  12         12,702      100,000   100,000    100,000    4,133      6,311      9,715    4,035      6,213       9,616
  13         14,135      100,000   100,000    100,000    4,382      6,948     11,136    4,382      6,948      11,136
  14         15,640      100,000   100,000    100,000    4,604      7,593     12,692    4,604      7,593      12,692
  15         17,220      100,000   100,000    100,000    4,796      8,244     14,396    4,796      8,244      14,396
  16         18,879      100,000   100,000    100,000    4,958      8,901     16,265    4,958      8,901      16,265
  17         20,621      100,000   100,000    100,000    5,088      9,563     18,318    5,088      9,563      18,318
  18         22,450      100,000   100,000    100,000    5,180     10,224     20,571    5,180     10,224      20,571
  19         24,370      100,000   100,000    100,000    5,227     10,879     23,043    5,227     10,879      23,043
  20         26,387      100,000   100,000    100,000    5,237     11,534     25,769    5,237     11,534      25,769
  25         38,086      100,000   100,000    100,000    4,749     14,862     44,492    4,749     14,862      44,492
  30         53,018      100,000   100,000    129,345    3,236     18,271     75,996    3,236     18,271      75,996
  35         72,076           **   100,000    191,588       **     20,805    126,577       **     20,805     126,577
  40         96,398           **   100,000    282,918       **     20,665    206,691       **     20,665     206,691
  45        127,441           **   100,000    420,701       **     14,885    333,202       **     14,885     333,202




---------
 * If premiums are paid more frequently than annually, the above values shown would be affected.
** Policy lapses unless additional premium payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME.

JOHN HANCOCK MEDALLION VARIABLE LIFE
DEATH BENEFIT OPTION 3: LEVEL DEATH BENEFIT WITH GREATER FUNDING
ILLUSTRATION ASSUMES MAXIMUM CHARGES

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK
FACE AMOUNT: $100,000
$760 PLANNED PREMIUM*


                                 Death Benefit                  Account Value                 Surrender Value
                         -----------------------------  ---------------------- -------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  ---------------------- -------  -----------------------------
 Year       Per Year     0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
------   --------------  --------  --------  ---------  --------  --------  -- -------  --------  --------  -----------
   1            798      100,000   100,000    100,000      191        217        242        0          0           0
   2          1,636      100,000   100,000    100,000      609        680        754        0          0          11
   3          2,516      100,000   100,000    100,000    1,011      1,153      1,308        0         60         215
   4          3,439      100,000   100,000    100,000    1,395      1,635      1,906      302        542         813
   5          4,409      100,000   100,000    100,000    1,759      2,124      2,552      666      1,031       1,459
   6          5,428      100,000   100,000    100,000    2,104      2,621      3,249    1,011      1,528       2,157
   7          6,497      100,000   100,000    100,000    2,426      3,122      4,002    1,334      2,029       2,909
   8          7,620      100,000   100,000    100,000    2,727      3,627      4,814    1,833      2,733       3,920
   9          8,799      100,000   100,000    100,000    3,003      4,135      5,690    2,308      3,440       4,995
  10         10,037      100,000   100,000    100,000    3,263      4,656      6,651    2,967      4,359       6,355
  11         11,337      100,000   100,000    100,000    3,496      5,177      7,692    3,298      4,979       7,494
  12         12,702      100,000   100,000    100,000    3,700      5,698      8,818    3,602      5,599       8,719
  13         14,135      100,000   100,000    100,000    3,876      6,216     10,039    3,876      6,216      10,039
  14         15,640      100,000   100,000    100,000    4,020      6,731     11,365    4,020      6,731      11,365
  15         17,220      100,000   100,000    100,000    4,130      7,240     12,803    4,130      7,240      12,803
  16         18,879      100,000   100,000    100,000    4,205      7,739     14,367    4,205      7,739      14,367
  17         20,621      100,000   100,000    100,000    4,237      8,223     16,063    4,237      8,223      16,063
  18         22,450      100,000   100,000    100,000    4,221      8,684     17,904    4,221      8,684      17,904
  19         24,370      100,000   100,000    100,000    4,152      9,117     19,904    4,152      9,117      19,904
  20         26,387      100,000   100,000    100,000    4,020      9,511     22,072    4,020      9,511      22,072
  25         38,086      100,000   100,000    100,000    2,190     10,618     36,178    2,190     10,618      36,178
  30         53,018           **   100,000    100,000       **      8,982     58,586       **      8,982      58,586
  35         72,076           **   100,000    141,182       **        970     93,276       **        970      93,276
  40         96,398           **        **    196,656       **         **    143,670       **         **     143,670
  45        127,441           **        **    271,181       **         **    214,780       **         **     214,780




---------
 * If premiums are paid more frequently than annually, the above values shown would be affected.
** Policy lapses unless additional premium payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME.

JHVLICO MEDALLION VARIABLE LIFE
DEATH BENEFIT OPTION 1: LEVEL DEATH BENEFIT
ILLUSTRATION ASSUMES CURRENT CHARGES

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK
FACE AMOUNT: $100,000
$760 PLANNED PREMIUM*


                                 Death Benefit                    Account Value                    Surrender Value
                         ------------------------------  --------------------- ----------   -------------------------------
            Premiums      Assuming Hypothetical Gross      Assuming Hypothetical Gross       Assuming Hypothetical Gross
End of    Accumulated     Annual Investment Return of:     Annual Investment Return of:      Annual Investment Return of:
Policy   At 5% Interest  ------------------------------  --------------------- ----------   -------------------------------
 Year       Per Year     0% Gross  6% Gross   12% Gross  0% Gross   6% Gross   12% Gross   0% Gross   6% Gross    12% Gross
------   --------------  --------  ---------  ---------  ---------  ---------  ----------  ---------  ---------  ------------
   1            798      100,000    100,000    100,000       218        244         270          0          0            0
   2          1,636      100,000    100,000    100,000       663        737         815          0          0           72
   3          2,516      100,000    100,000    100,000     1,093      1,243       1,406          0        150          313
   4          3,439      100,000    100,000    100,000     1,506      1,761       2,048        413        668          956
   5          4,409      100,000    100,000    100,000     1,900      2,289       2,745        807      1,196        1,652
   6          5,428      100,000    100,000    100,000     2,276      2,828       3,501      1,183      1,736        2,408
   7          6,497      100,000    100,000    100,000     2,631      3,376       4,321      1,538      2,283        3,228
   8          7,620      100,000    100,000    100,000     2,964      3,932       5,211      2,070      3,038        4,317
   9          8,799      100,000    100,000    100,000     3,274      4,496       6,176      2,579      3,801        5,481
  10         10,037      100,000    100,000    100,000     3,568      5,076       7,240      3,272      4,780        6,944
  11         11,337      100,000    100,000    100,000     3,866      5,695       8,432      3,669      5,497        8,234
  12         12,702      100,000    100,000    100,000     4,142      6,325       9,736      4,043      6,226        9,637
  13         14,135      100,000    100,000    100,000     4,392      6,965      11,163      4,392      6,965       11,163
  14         15,640      100,000    100,000    100,000     4,615      7,612      12,725      4,615      7,612       12,725
  15         17,220      100,000    100,000    100,000     4,809      8,267      14,437      4,809      8,267       14,437
  16         18,879      100,000    100,000    100,000     4,972      8,928      16,315      4,972      8,928       16,315
  17         20,621      100,000    100,000    100,000     5,105      9,595      18,379      5,105      9,595       18,379
  18         22,450      100,000    100,000    100,000     5,197     10,260      20,644      5,197     10,260       20,644
  19         24,370      100,000    100,000    100,000     5,247     10,920      23,132      5,247     10,920       23,132
  20         26,387      100,000    100,000    100,000     5,258     11,581      25,875      5,258     11,581       25,875
  25         38,086      100,000    100,000    100,000     4,777     14,946      44,737      4,777     14,946       44,737
  30         53,018      100,000    100,000    100,000     3,271     18,411      77,172      3,271     18,411       77,172
  35         72,076           **    100,000    152,466        **     21,031     132,579         **     21,031      132,579
  40         96,398           **    100,000    236,015        **     21,024     224,777         **     21,024      224,777
  45        127,441           **    100,000    398,132        **     15,461     379,174         **     15,461      379,174




---------
 * If premiums are paid more frequently than annually, the above values shown would be affected.
** Policy lapses unless additional premium payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME.

JHVLICO MEDALLION VARIABLE LIFE
DEATH BENEFIT OPTION 1: LEVEL DEATH BENEFIT
ILLUSTRATION ASSUMES MAXIMUM CHARGES

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK
FACE AMOUNT: $100,000
$760 PLANNED PREMIUM*


                                 Death Benefit                    Account Value                    Surrender Value
                         ------------------------------  --------------------- ----------   -------------------------------
            Premiums      Assuming Hypothetical Gross      Assuming Hypothetical Gross       Assuming Hypothetical Gross
End of    Accumulated     Annual Investment Return of:     Annual Investment Return of:      Annual Investment Return of:
Policy   At 5% Interest  ------------------------------  --------------------- ----------   -------------------------------
 Year       Per Year     0% Gross  6% Gross   12% Gross  0% Gross   6% Gross   12% Gross   0% Gross   6% Gross    12% Gross
------   --------------  --------  ---------  ---------  ---------  ---------  ----------  ---------  ---------  ------------
   1            798      100,000    100,000    100,000       191        217         242          0          0            0
   2          1,636      100,000    100,000    100,000       609        680         754          0          0           11
   3          2,516      100,000    100,000    100,000     1,011      1,153       1,308          0         60          215
   4          3,439      100,000    100,000    100,000     1,395      1,635       1,906        302        542          813
   5          4,409      100,000    100,000    100,000     1,759      2,124       2,552        666      1,031        1,459
   6          5,428      100,000    100,000    100,000     2,104      2,621       3,249      1,011      1,528        2,157
   7          6,497      100,000    100,000    100,000     2,426      3,122       4,002      1,334      2,029        2,909
   8          7,620      100,000    100,000    100,000     2,727      3,627       4,814      1,833      2,733        3,920
   9          8,799      100,000    100,000    100,000     3,003      4,135       5,690      2,308      3,440        4,995
  10         10,037      100,000    100,000    100,000     3,256      4,646       6,638      2,960      4,349        6,341
  11         11,337      100,000    100,000    100,000     3,481      5,156       7,660      3,284      4,958        7,462
  12         12,702      100,000    100,000    100,000     3,677      5,662       8,763      3,579      5,563        8,664
  13         14,135      100,000    100,000    100,000     3,843      6,164       9,955      3,843      6,164        9,955
  14         15,640      100,000    100,000    100,000     3,978      6,660      11,243      3,978      6,660       11,243
  15         17,220      100,000    100,000    100,000     4,078      7,146      12,636      4,078      7,146       12,636
  16         18,879      100,000    100,000    100,000     4,141      7,620      14,144      4,141      7,620       14,144
  17         20,621      100,000    100,000    100,000     4,162      8,075      15,773      4,162      8,075       15,773
  18         22,450      100,000    100,000    100,000     4,134      8,504      17,531      4,134      8,504       17,531
  19         24,370      100,000    100,000    100,000     4,052      8,901      19,431      4,052      8,901       19,431
  20         26,387      100,000    100,000    100,000     3,908      9,255      21,481      3,908      9,255       21,481
  25         38,086      100,000    100,000    100,000     2,023     10,088      34,554      2,023     10,088       34,554
  30         53,018           **    100,000    100,000        **      8,044      54,575         **      8,044       54,575
  35         72,076           **         **    100,671        **         **      87,540         **         **       87,540
  40         96,398           **         **    149,796        **         **     142,663         **         **      142,663
  45        127,441           **         **    242,576        **         **     231,025         **         **      231,025




---------
 * If premiums are paid more frequently than annually, the above values shown would be affected.
** Policy lapses unless additional premium payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME.

JHVLICO MEDALLION VARIABLE LIFE
DEATH BENEFIT OPTION 2: VARIABLE DEATH BENEFIT
ILLUSTRATION ASSUMES CURRENT CHARGES

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK
FACE AMOUNT: $100,000
$760 PLANNED PREMIUM*



                                 Death Benefit                    Account Value                    Surrender Value
                         ------------------------------  --------------------- ----------   -------------------------------
            Premiums      Assuming Hypothetical Gross      Assuming Hypothetical Gross       Assuming Hypothetical Gross
End of    Accumulated     Annual Investment Return of:     Annual Investment Return of:      Annual Investment Return of:
Policy   At 5% Interest  ------------------------------  --------------------- ----------   -------------------------------
 Year       Per Year     0% Gross  6% Gross   12% Gross  0% Gross   6% Gross   12% Gross   0% Gross   6% Gross    12% Gross
------   --------------  --------  ---------  ---------  ---------  ---------  ----------  ---------  ---------  ------------
   1            798      100,217    100,243    100,270       217        243         270          0          0            0
   2          1,636      100,661    100,734    100,812       661        734         812          0          0           69
   3          2,516      101,088    101,237    101,400     1,088      1,237       1,400          0        144          307
   4          3,439      101,497    101,750    102,036     1,497      1,750       2,036        404        658          943
   5          4,409      101,886    102,272    102,724     1,886      2,272       2,724        794      1,180        1,632
   6          5,428      102,256    102,803    103,469     2,256      2,803       3,469      1,164      1,711        2,377
   7          6,497      102,604    103,340    104,274     2,604      3,340       4,274      1,511      2,247        3,181
   8          7,620      102,928    103,883    105,143     2,928      3,883       5,143      2,034      2,989        4,249
   9          8,799      103,228    104,430    106,082     3,228      4,430       6,082      2,533      3,734        5,387
  10         10,037      103,510    104,989    107,111     3,510      4,989       7,111      3,214      4,693        6,814
  11         11,337      103,794    105,583    108,258     3,794      5,583       8,258      3,597      5,385        8,060
  12         12,702      104,054    106,183    109,506     4,054      6,183       9,506      3,956      6,084        9,407
  13         14,135      104,287    106,786    110,862     4,287      6,786      10,862      4,287      6,786       10,862
  14         15,640      104,490    107,392    112,336     4,490      7,392      12,336      4,490      7,392       12,336
  15         17,220      104,661    107,996    113,938     4,661      7,996      13,938      4,661      7,996       13,938
  16         18,879      104,800    108,598    115,681     4,800      8,598      15,681      4,800      8,598       15,681
  17         20,621      104,907    109,198    117,579     4,907      9,198      17,579      4,907      9,198       17,579
  18         22,450      104,970    109,784    119,639     4,970      9,784      19,639      4,970      9,784       19,639
  19         24,370      104,988    110,352    121,874     4,988     10,352      21,874      4,988     10,352       21,874
  20         26,387      104,965    110,907    124,310     4,965     10,907      24,310      4,965     10,907       24,310
  25         38,086      104,295    113,499    140,400     4,295     13,499      40,400      4,295     13,499       40,400
  30         53,018      102,596    115,615    166,099     2,596     15,615      66,099      2,596     15,615       66,099
  35         72,076           **    115,840    206,427        **     15,840     106,427         **     15,840      106,427
  40         96,398           **    111,705    269,046        **     11,705     169,046         **     11,705      169,046
  45        127,441           **         **    366,706        **         **     266,706         **         **      266,706



---------
 * If premiums are paid more frequently than annually, the above values shown would be affected.
** Policy lapses unless additional premium payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME.

JHVLICO MEDALLION VARIABLE LIFE
DEATH BENEFIT OPTION 2: VARIABLE DEATH BENEFIT
ILLUSTRATION ASSUMES MAXIMUM CHARGES

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK
FACE AMOUNT: $100,000
$760 PLANNED PREMIUM*


                                 Death Benefit                  Account Value                 Surrender Value
                         -----------------------------  ---------------------- -------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  ---------------------- -------  -----------------------------
 Year       Per Year     0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
------   --------------  --------  --------  ---------  --------  --------  -- -------  --------  --------  -----------
   1            798      100,191   100,216    100,242      191       216        242         0         0           0
   2          1,636      100,607   100,678    100,752      607       678        752         0         0           9
   3          2,516      101,007   101,148    101,302    1,007     1,148      1,302         0        55         209
   4          3,439      101,387   101,626    101,896    1,387     1,626      1,896       295       534         803
   5          4,409      101,748   102,110    102,535    1,748     2,110      2,535       655     1,017       1,442
   6          5,428      102,088   102,600    103,223    2,088     2,600      3,223       995     1,507       2,130
   7          6,497      102,404   103,092    103,963    2,404     3,092      3,963     1,312     1,999       2,870
   8          7,620      102,698   103,586    104,758    2,698     3,586      4,758     1,804     2,692       3,864
   9          8,799      102,965   104,080    105,611    2,965     4,080      5,611     2,270     3,385       4,916
  10         10,037      103,208   104,574    106,530    3,208     4,574      6,530     2,912     4,277       6,233
  11         11,337      103,422   105,062    107,515    3,422     5,062      7,515     3,224     4,865       7,317
  12         12,702      103,605   105,544    108,571    3,605     5,544      8,571     3,506     5,445       8,472
  13         14,135      103,757   106,016    109,704    3,757     6,016      9,704     3,757     6,016       9,704
  14         15,640      103,875   106,477    110,919    3,875     6,477     10,919     3,875     6,477      10,919
  15         17,220      103,957   106,922    112,220    3,957     6,922     12,220     3,957     6,922      12,220
  16         18,879      104,000   107,348    113,615    4,000     7,348     13,615     4,000     7,348      13,615
  17         20,621      104,000   107,746    115,104    4,000     7,746     15,104     4,000     7,746      15,104
  18         22,450      103,948   108,109    116,690    3,948     8,109     16,690     3,948     8,109      16,690
  19         24,370      103,841   108,430    118,377    3,841     8,430     18,377     3,841     8,430      18,377
  20         26,387      103,670   108,695    120,165    3,670     8,695     20,165     3,670     8,695      20,165
  25         38,086      101,650   108,862    130,731    1,650     8,862     30,731     1,650     8,862      30,731
  30         53,018           **   105,698    144,000       **     5,698     44,000        **     5,698      44,000
  35         72,076           **        **    158,787       **        **     58,787        **        **      58,787
  40         96,398           **        **    171,547       **        **     71,547        **        **      71,547
  45        127,441           **        **    173,065       **        **     73,065        **        **      73,065




---------
 * If premiums are paid more frequently than annually, the above values shown would be affected.
** Policy lapses unless additional premium payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME.

JHVLICO MEDALLION VARIABLE LIFE
DEATH BENEFIT OPTION 3: LEVEL DEATH BENEFIT WITH GREATER FUNDING
ILLUSTRATION ASSUMES CURRENT CHARGES

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK
FACE AMOUNT: $100,000
$760 PLANNED PREMIUM*


                                 Death Benefit                  Account Value                 Surrender Value
                         -----------------------------  ---------------------- -------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  ---------------------- -------  -----------------------------
 Year       Per Year     0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
------   --------------  --------  --------  ---------  --------  --------  -- -------  --------  --------  -----------
   1            798      100,000   100,000    100,000      218        244        270        0          0           0
   2          1,636      100,000   100,000    100,000      663        737        814        0          0          71
   3          2,516      100,000   100,000    100,000    1,092      1,242      1,405        0        149         312
   4          3,439      100,000   100,000    100,000    1,504      1,759      2,047      412        667         954
   5          4,409      100,000   100,000    100,000    1,898      2,287      2,742      805      1,194       1,649
   6          5,428      100,000   100,000    100,000    2,273      2,825      3,497    1,181      1,732       2,405
   7          6,497      100,000   100,000    100,000    2,627      3,372      4,315    1,534      2,279       3,223
   8          7,620      100,000   100,000    100,000    2,960      3,927      5,203    2,066      3,033       4,309
   9          8,799      100,000   100,000    100,000    3,269      4,489      6,166    2,574      3,793       5,471
  10         10,037      100,000   100,000    100,000    3,562      5,067      7,227    3,266      4,771       6,931
  11         11,337      100,000   100,000    100,000    3,859      5,684      8,415    3,661      5,486       8,218
  12         12,702      100,000   100,000    100,000    4,133      6,311      9,715    4,035      6,213       9,616
  13         14,135      100,000   100,000    100,000    4,382      6,948     11,136    4,382      6,948      11,136
  14         15,640      100,000   100,000    100,000    4,604      7,593     12,692    4,604      7,593      12,692
  15         17,220      100,000   100,000    100,000    4,796      8,244     14,396    4,796      8,244      14,396
  16         18,879      100,000   100,000    100,000    4,958      8,901     16,265    4,958      8,901      16,265
  17         20,621      100,000   100,000    100,000    5,088      9,563     18,318    5,088      9,563      18,318
  18         22,450      100,000   100,000    100,000    5,180     10,224     20,571    5,180     10,224      20,571
  19         24,370      100,000   100,000    100,000    5,227     10,879     23,043    5,227     10,879      23,043
  20         26,387      100,000   100,000    100,000    5,237     11,534     25,769    5,237     11,534      25,769
  25         38,086      100,000   100,000    100,000    4,749     14,862     44,492    4,749     14,862      44,492
  30         53,018      100,000   100,000    129,345    3,236     18,271     75,996    3,236     18,271      75,996
  35         72,076           **   100,000    191,588       **     20,805    126,577       **     20,805     126,577
  40         96,398           **   100,000    282,918       **     20,665    206,691       **     20,665     206,691
  45        127,441           **   100,000    420,701       **     14,885    333,202       **     14,885     333,202




---------
 * If premiums are paid more frequently than annually, the above values shown would be affected.
** Policy lapses unless additional premium payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME.

JHVLICO MEDALLION VARIABLE LIFE
DEATH BENEFIT OPTION 3: LEVEL DEATH BENEFIT WITH GREATER FUNDING
ILLUSTRATION ASSUMES MAXIMUM CHARGES

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK
FACE AMOUNT: $100,000
$760 PLANNED PREMIUM*


                                 Death Benefit                  Account Value                 Surrender Value
                         -----------------------------  ---------------------- -------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  ---------------------- -------  -----------------------------
 Year       Per Year     0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
------   --------------  --------  --------  ---------  --------  --------  -- -------  --------  --------  -----------
   1            798      100,000   100,000    100,000      191        217        242        0          0           0
   2          1,636      100,000   100,000    100,000      609        680        754        0          0          11
   3          2,516      100,000   100,000    100,000    1,011      1,153      1,308        0         60         215
   4          3,439      100,000   100,000    100,000    1,395      1,635      1,906      302        542         813
   5          4,409      100,000   100,000    100,000    1,759      2,124      2,552      666      1,031       1,459
   6          5,428      100,000   100,000    100,000    2,104      2,621      3,249    1,011      1,528       2,157
   7          6,497      100,000   100,000    100,000    2,426      3,122      4,002    1,334      2,029       2,909
   8          7,620      100,000   100,000    100,000    2,727      3,627      4,814    1,833      2,733       3,920
   9          8,799      100,000   100,000    100,000    3,003      4,135      5,690    2,308      3,440       4,995
  10         10,037      100,000   100,000    100,000    3,256      4,646      6,638    2,960      4,349       6,341
  11         11,337      100,000   100,000    100,000    3,481      5,156      7,660    3,284      4,958       7,462
  12         12,702      100,000   100,000    100,000    3,677      5,662      8,763    3,579      5,563       8,664
  13         14,135      100,000   100,000    100,000    3,843      6,164      9,955    3,843      6,164       9,955
  14         15,640      100,000   100,000    100,000    3,978      6,660     11,243    3,978      6,660      11,243
  15         17,220      100,000   100,000    100,000    4,078      7,146     12,636    4,078      7,146      12,636
  16         18,879      100,000   100,000    100,000    4,141      7,620     14,144    4,141      7,620      14,144
  17         20,621      100,000   100,000    100,000    4,162      8,075     15,773    4,162      8,075      15,773
  18         22,450      100,000   100,000    100,000    4,134      8,504     17,531    4,134      8,504      17,531
  19         24,370      100,000   100,000    100,000    4,052      8,901     19,431    4,052      8,901      19,431
  20         26,387      100,000   100,000    100,000    3,908      9,255     21,481    3,908      9,255      21,481
  25         38,086      100,000   100,000    100,000    2,023     10,088     34,554    2,023     10,088      34,554
  30         53,018           **   100,000    100,000       **      8,044     54,575       **      8,044      54,575
  35         72,076           **        **    129,243       **         **     85,388       **         **      85,388
  40         96,398           **        **    176,949       **         **    129,273       **         **     129,273
  45        127,441           **        **    239,696       **         **    189,843       **         **     189,843




---------
 * If premiums are paid more frequently than annually, the above values shown would be affected.
** Policy lapses unless additional premium payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME.

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK.]

                       MEDALLION VARIABLE UNIVERSAL LIFE II

   REVISED ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES, SURRENDER VALUES AND
                              ACCUMULATED PREMIUMS

  The following tables on pages 18 TO 23 replace the illustration in the John Hancock Variable Life Insurance Company Medallion Variable Universal Life II Product Prospectus.

    The assumptions used for the revised illustration are generally the same as those described in the Medallion Variable Universal Life II Product Prospectus. With respect to fees and expenses deducted from Trust assets, however, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of .71, and (2) an assumed average asset charge for all other Trust-level operating expenses equivalent to an effective annual rate of
 .11%. These rates are the arithmetic average for all funds that are available as investment options. In other words, they are based on the hypothetical assumption that policy account values are allocated equally among the variable investment options.

  Each table separately illustrates the operation of a policy for a specified issue age, premium payment schedule and face amount. The amounts shown are for the end of each policy year and assume that all of the account value is invested in funds that achieve investment returns at constant annual rates of 0%, 6% and 12% (i.e., before any fees or expenses deducted from Trust assets). After deduction of the average Trust-level fees and expenses (as described above) the corresponding net annual rates of return would be -.82%, 5.13% and 11.08%. Investment return reflects investment income and all realized and unrealized capital gains and losses.

  The actual rates associated with any policy will vary depending upon the actual allocation of policy values among the investment options. The charge shown above for all other Trust-level operating expenses reflects reimbursements to certain funds as described in the footnotes to the Fund expense table. We currently expect those reimbursement arrangements to continue indefinitely, but that is not guaranteed.

  The second column of each table shows the amount you would have at the end of each policy year if an amount equal to the assumed Planned Premiums were invested to earn interest, after taxes, at 5% compounded annually. This is not a policy value. It is included for comparison purposes only.

  Because your circumstances will no doubt differ from those in the illustrations that follow, values under your policy will differ, in most cases substantially. Upon request, we will furnish you with a comparable illustration reflecting your proposed insured person's issue age, sex and underwriting risk classification, and the Basic Sum Insured, Additional Sum Insured and annual Planned Premium amount requested.

MEDALLION VARIABLE UNIVERSAL LIFE II (FLEXIBLE PREMIUM VARIABLE LIFE) $100,000 TOTAL SUM INSURED

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK CLASS

OPTION A DEATH BENEFIT
GUIDELINE PREMIUM AND CASH VALUE CORRIDOR TEST
PLANNED PREMIUM:  $ 760 *
USING CURRENT CHARGES

                                 Death Benefit                  Account Value                 Surrender Value
                         -----------------------------  ---------------------- -------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  ---------------------- -------  -----------------------------
 Year       Per Year     0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
------   --------------  --------  --------  ---------  --------  --------  -- -------  --------  --------  -----------
   1            798      100,000   100,000    100,000      217        243        270        0          0           0
   2          1,636      100,000   100,000    100,000      662        736        813        0          0          53
   3          2,516      100,000   100,000    100,000    1,090      1,240      1,403      330        480         643
   4          3,439      100,000   100,000    100,000    1,502      1,756      2,043      742        996       1,283
   5          4,409      100,000   100,000    100,000    1,894      2,283      2,737    1,134      1,523       1,977
   6          5,428      100,000   100,000    100,000    2,268      2,819      3,489    1,660      2,211       2,881
   7          6,497      100,000   100,000    100,000    2,620      3,363      4,304    2,088      2,831       3,772
   8          7,620      100,000   100,000    100,000    2,951      3,916      5,188    2,495      3,460       4,732
   9          8,799      100,000   100,000    100,000    3,258      4,475      6,146    2,954      4,171       5,842
  10         10,037      100,000   100,000    100,000    3,542      5,040      7,186    3,390      4,888       7,034
  11         11,337      100,000   100,000    100,000    3,835      5,650      8,363    3,835      5,650       8,363
  12         12,702      100,000   100,000    100,000    4,106      6,271      9,649    4,106      6,271       9,649
  13         14,135      100,000   100,000    100,000    4,351      6,901     11,054    4,351      6,901      11,054
  14         15,640      100,000   100,000    100,000    4,569      7,537     12,591    4,569      7,537      12,591
  15         17,220      100,000   100,000    100,000    4,757      8,179     14,273    4,757      8,179      14,273
  16         18,879      100,000   100,000    100,000    4,973      8,883     16,171    4,973      8,883      16,171
  17         20,621      100,000   100,000    100,000    5,147      9,585     18,245    5,147      9,585      18,245
  18         22,450      100,000   100,000    100,000    5,269     10,275     20,507    5,269     10,275      20,507
  19         24,370      100,000   100,000    100,000    5,334     10,947     22,977    5,334     10,947      22,977
  20         26,387      100,000   100,000    100,000    5,345     11,604     25,684    5,345     11,604      25,684
  25         38,086      100,000   100,000    100,000    4,837     14,911     44,218    4,837     14,911      44,218
  30         53,018      100,000   100,000    100,000    3,309     18,290     75,967    3,309     18,290      75,967
  35         72,076           **   100,000    149,549       **     20,768    130,043       **     20,768     130,043
  40         96,398           **   100,000    230,677       **     20,542    219,692       **     20,542     219,692
  45        127,441           **   100,000    387,694       **     14,631    369,232       **     14,631     369,232



---------
 * The illustrations assume that Planned Premiums are equal to the Target Premium and are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME.

MEDALLION VARIABLE UNIVERSAL LIFE II (FLEXIBLE PREMIUM VARIABLE LIFE) $100,000 TOTAL SUM INSURED

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK CLASS

OPTION A DEATH BENEFIT
GUIDELINE PREMIUM AND CASH VALUE CORRIDOR TEST
PLANNED PREMIUM:  $ 760 *
USING MAXIMUM CHARGES

                                 Death Benefit                  Account Value                 Surrender Value
                         -----------------------------  ---------------------- -------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  ---------------------- -------  -----------------------------
 Year       Per Year     0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
------   --------------  --------  --------  ---------  --------  --------  -- -------  --------  --------  -----------
   1            798      100,000   100,000    100,000      191       216         242        0         0            0
   2          1,636      100,000   100,000    100,000      608       679         753        0         0            0
   3          2,516      100,000   100,000    100,000    1,009     1,151       1,305      249       391          545
   4          3,439      100,000   100,000    100,000    1,392     1,632       1,902      632       872        1,142
   5          4,409      100,000   100,000    100,000    1,755     2,119       2,546      995     1,359        1,786
   6          5,428      100,000   100,000    100,000    2,099     2,614       3,241    1,491     2,006        2,633
   7          6,497      100,000   100,000    100,000    2,420     3,113       3,990    1,888     2,581        3,458
   8          7,620      100,000   100,000    100,000    2,719     3,616       4,799    2,263     3,160        4,343
   9          8,799      100,000   100,000    100,000    2,993     4,121       5,670    2,689     3,817        5,366
  10         10,037      100,000   100,000    100,000    3,244     4,628       6,611    3,092     4,476        6,459
  11         11,337      100,000   100,000    100,000    3,467     5,134       7,626    3,467     5,134        7,626
  12         12,702      100,000   100,000    100,000    3,661     5,636       8,721    3,661     5,636        8,721
  13         14,135      100,000   100,000    100,000    3,825     6,134       9,903    3,825     6,134        9,903
  14         15,640      100,000   100,000    100,000    3,957     6,624      11,180    3,957     6,624       11,180
  15         17,220      100,000   100,000    100,000    4,055     7,105      12,559    4,055     7,105       12,559
  16         18,879      100,000   100,000    100,000    4,116     7,572      14,050    4,116     7,572       14,050
  17         20,621      100,000   100,000    100,000    4,134     8,020      15,661    4,134     8,020       15,661
  18         22,450      100,000   100,000    100,000    4,104     8,441      17,398    4,104     8,441       17,398
  19         24,370      100,000   100,000    100,000    4,020     8,830      19,272    4,020     8,830       19,272
  20         26,387      100,000   100,000    100,000    3,873     9,175      21,293    3,873     9,175       21,293
  25         38,086      100,000   100,000    100,000    1,978     9,951      34,140    1,978     9,951       34,140
  30         53,018           **   100,000    100,000       **     7,827      53,695       **     7,827       53,695
  35         72,076           **        **    100,000       **        **      85,669       **        **       85,669
  40         96,398           **        **    146,316       **        **     139,349       **        **      139,349
  45        127,441           **        **    236,445       **        **     225,186       **        **      225,186




---------
 * The illustrations assume that Planned Premiums are equal to the Target Premium and are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME.

MEDALLION VARIABLE UNIVERSAL LIFE II (FLEXIBLE PREMIUM VARIABLE LIFE) $100,000 TOTAL SUM INSURED

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK CLASS

OPTION B DEATH BENEFIT
GUIDELINE PREMIUM AND CASH VALUE CORRIDOR TEST
PLANNED PREMIUM:  $ 760 *
USING CURRENT CHARGES

                                 Death Benefit                  Account Value                 Surrender Value
                         -----------------------------  ---------------------- -------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  ---------------------- -------  -----------------------------
 Year       Per Year     0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
------   --------------  --------  --------  ---------  --------  --------  -- -------  --------  --------  -----------
   1            798      100,216   100,243    100,269      216        243        269        0          0           0
   2          1,636      100,660   100,733    100,811      660        733        811        0          0          51
   3          2,516      101,086   101,235    101,398    1,086      1,235      1,398      326        475         638
   4          3,439      101,494   101,747    102,033    1,494      1,747      2,033      734        987       1,273
   5          4,409      101,882   102,268    102,719    1,882      2,268      2,719    1,122      1,508       1,959
   6          5,428      102,251   102,797    103,461    2,251      2,797      3,461    1,643      2,189       2,853
   7          6,497      102,597   103,332    104,262    2,597      3,332      4,262    2,065      2,800       3,730
   8          7,620      102,920   103,872    105,128    2,920      3,872      5,128    2,464      3,416       4,672
   9          8,799      103,218   104,416    106,062    3,218      4,416      6,062    2,914      4,112       5,758
  10         10,037      103,490   104,963    107,070    3,490      4,963      7,070    3,338      4,811       6,918
  11         11,337      103,771   105,550    108,206    3,771      5,550      8,206    3,771      5,550       8,206
  12         12,702      104,028   106,144    109,441    4,028      6,144      9,441    4,028      6,144       9,441
  13         14,135      104,257   106,740    110,782    4,257      6,740     10,782    4,257      6,740      10,782
  14         15,640      104,456   107,337    112,238    4,456      7,337     12,238    4,456      7,337      12,238
  15         17,220      104,624   107,933    113,819    4,624      7,933     13,819    4,624      7,933      13,819
  16         18,879      104,820   108,589    115,602    4,820      8,589     15,602    4,820      8,589      15,602
  17         20,621      104,972   109,233    117,533    4,972      9,233     17,533    4,972      9,233      17,533
  18         22,450      105,068   109,853    119,614    5,068      9,853     19,614    5,068      9,853      19,614
  19         24,370      105,104   110,441    121,857    5,104     10,441     21,857    5,104     10,441      21,857
  20         26,387      105,082   111,000    124,282    5,082     11,000     24,282    5,082     11,000      24,282
  25         38,086      104,389   113,578    140,238    4,389     13,578     40,238    4,389     13,578      40,238
  30         53,018      102,673   115,675    165,666    2,673     15,675     65,666    2,673     15,675      65,666
  35         72,076           **   115,866    205,411       **     15,866    105,411       **     15,866     105,411
  40         96,398           **   111,691    266,881       **     11,691    166,881       **     11,691     166,881
  45        127,441           **        **    362,348       **         **    262,348       **         **     262,348



---------
 * The illustrations assume that Planned Premiums are equal to the Target Premium and are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME.

MEDALLION VARIABLE UNIVERSAL LIFE II (FLEXIBLE PREMIUM VARIABLE LIFE) $100,000 TOTAL SUM INSURED

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK CLASS

OPTION B DEATH BENEFIT
GUIDELINE PREMIUM AND CASH VALUE CORRIDOR TEST
PLANNED PREMIUM:  $ 760 *
USING MAXIMUM CHARGES

                                 Death Benefit                  Account Value                 Surrender Value
                         -----------------------------  ---------------------- -------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  ---------------------- -------  -----------------------------
 Year       Per Year     0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
------   --------------  --------  --------  ---------  --------  --------  -- -------  --------  --------  -----------
   1            798      100,190   100,215    100,241      190       215        241         0         0           0
   2          1,636      100,606   100,677    100,750      606       677        750         0         0           0
   3          2,516      101,005   101,146    101,300    1,005     1,146      1,300       245       386         540
   4          3,439      101,385   101,623    101,892    1,385     1,623      1,892       625       863       1,132
   5          4,409      101,744   102,105    102,529    1,744     2,105      2,529       984     1,345       1,769
   6          5,428      102,082   102,593    103,215    2,082     2,593      3,215     1,474     1,985       2,607
   7          6,497      102,398   103,083    103,951    2,398     3,083      3,951     1,866     2,551       3,419
   8          7,620      102,690   103,575    104,742    2,690     3,575      4,742     2,234     3,119       4,286
   9          8,799      102,955   104,066    105,591    2,955     4,066      5,591     2,651     3,762       5,287
  10         10,037      103,196   104,556    106,503    3,196     4,556      6,503     3,044     4,404       6,351
  11         11,337      103,408   105,041    107,482    3,408     5,041      7,482     3,408     5,041       7,482
  12         12,702      103,589   105,519    108,530    3,589     5,519      8,530     3,589     5,519       8,530
  13         14,135      103,739   105,987    109,653    3,739     5,987      9,653     3,739     5,987       9,653
  14         15,640      103,855   106,442    110,857    3,855     6,442     10,857     3,855     6,442      10,857
  15         17,220      103,935   106,881    112,145    3,935     6,881     12,145     3,935     6,881      12,145
  16         18,879      103,976   107,301    113,524    3,976     7,301     13,524     3,976     7,301      13,524
  17         20,621      103,973   107,693    114,996    3,973     7,693     14,996     3,973     7,693      14,996
  18         22,450      103,919   108,049    116,562    3,919     8,049     16,562     3,919     8,049      16,562
  19         24,370      103,811   108,362    118,227    3,811     8,362     18,227     3,811     8,362      18,227
  20         26,387      103,637   108,620    119,989    3,637     8,620     19,989     3,637     8,620      19,989
  25         38,086      101,608   108,739    130,359    1,608     8,739     30,359     1,608     8,739      30,359
  30         53,018           **   105,518    143,271       **     5,518     43,271        **     5,518      43,271
  35         72,076           **        **    157,431       **        **     57,431        **        **      57,431
  40         96,398           **        **    169,120       **        **     69,120        **        **      69,120
  45        127,441           **        **    168,868       **        **     68,868        **        **      68,868



---------
 * The illustrations assume that Planned Premiums are equal to the Target Premium and are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME.

MEDALLION VARIABLE UNIVERSAL LIFE II (FLEXIBLE PREMIUM VARIABLE LIFE) $100,000 TOTAL SUM INSURED

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK CLASS

OPTION A DEATH BENEFIT
CASH VALUE ACCUMULATION TEST
PLANNED PREMIUM:  $  760 *
USING CURRENT CHARGES

                                 Death Benefit                  Account Value                 Surrender Value
                         -----------------------------  ---------------------- -------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  ---------------------- -------  -----------------------------
 Year       Per Year     0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
------   --------------  --------  --------  ---------  --------  --------  -- -------  --------  --------  -----------
   1            798      100,000   100,000    100,000      217        243        270        0          0           0
   2          1,636      100,000   100,000    100,000      662        736        813        0          0          53
   3          2,516      100,000   100,000    100,000    1,090      1,240      1,403      330        480         643
   4          3,439      100,000   100,000    100,000    1,502      1,756      2,043      742        996       1,283
   5          4,409      100,000   100,000    100,000    1,894      2,283      2,737    1,134      1,523       1,977
   6          5,428      100,000   100,000    100,000    2,268      2,819      3,489    1,660      2,211       2,881
   7          6,497      100,000   100,000    100,000    2,620      3,363      4,304    2,088      2,831       3,772
   8          7,620      100,000   100,000    100,000    2,951      3,916      5,188    2,495      3,460       4,732
   9          8,799      100,000   100,000    100,000    3,258      4,475      6,146    2,954      4,171       5,842
  10         10,037      100,000   100,000    100,000    3,542      5,040      7,186    3,390      4,888       7,034
  11         11,337      100,000   100,000    100,000    3,835      5,650      8,363    3,835      5,650       8,363
  12         12,702      100,000   100,000    100,000    4,106      6,271      9,649    4,106      6,271       9,649
  13         14,135      100,000   100,000    100,000    4,351      6,901     11,054    4,351      6,901      11,054
  14         15,640      100,000   100,000    100,000    4,569      7,537     12,591    4,569      7,537      12,591
  15         17,220      100,000   100,000    100,000    4,757      8,179     14,273    4,757      8,179      14,273
  16         18,879      100,000   100,000    100,000    4,973      8,883     16,171    4,973      8,883      16,171
  17         20,621      100,000   100,000    100,000    5,147      9,585     18,245    5,147      9,585      18,245
  18         22,450      100,000   100,000    100,000    5,269     10,275     20,507    5,269     10,275      20,507
  19         24,370      100,000   100,000    100,000    5,334     10,947     22,977    5,334     10,947      22,977
  20         26,387      100,000   100,000    100,000    5,345     11,604     25,684    5,345     11,604      25,684
  25         38,086      100,000   100,000    100,000    4,837     14,911     44,218    4,837     14,911      44,218
  30         53,018      100,000   100,000    128,276    3,309     18,290     75,368    3,309     18,290      75,368
  35         72,076           **   100,000    189,568       **     20,768    125,243       **     20,768     125,243
  40         96,398           **   100,000    279,270       **     20,542    204,026       **     20,542     204,026
  45        127,441           **   100,000    414,264       **     14,631    328,104       **     14,631     328,104



---------
 * The illustrations assume that Planned Premiums are equal to the Target Premium and are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME.

MEDALLION VARIABLE UNIVERSAL LIFE II (FLEXIBLE PREMIUM VARIABLE LIFE) $100,000 TOTAL SUM INSURED

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK CLASS

OPTION A DEATH BENEFIT
CASH VALUE ACCUMULATION TEST
PLANNED PREMIUM:  $  760 *
USING MAXIMUM CHARGES

                                 Death Benefit                  Account Value                 Surrender Value
                         -----------------------------  ---------------------- -------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  ---------------------- -------  -----------------------------
 Year       Per Year     0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
------   --------------  --------  --------  ---------  --------  --------  -- -------  --------  --------  -----------
   1            798      100,000   100,000    100,000      191       216         242        0         0            0
   2          1,636      100,000   100,000    100,000      608       679         753        0         0            0
   3          2,516      100,000   100,000    100,000    1,009     1,151       1,305      249       391          545
   4          3,439      100,000   100,000    100,000    1,392     1,632       1,902      632       872        1,142
   5          4,409      100,000   100,000    100,000    1,755     2,119       2,546      995     1,359        1,786
   6          5,428      100,000   100,000    100,000    2,099     2,614       3,241    1,491     2,006        2,633
   7          6,497      100,000   100,000    100,000    2,420     3,113       3,990    1,888     2,581        3,458
   8          7,620      100,000   100,000    100,000    2,719     3,616       4,799    2,263     3,160        4,343
   9          8,799      100,000   100,000    100,000    2,993     4,121       5,670    2,689     3,817        5,366
  10         10,037      100,000   100,000    100,000    3,244     4,628       6,611    3,092     4,476        6,459
  11         11,337      100,000   100,000    100,000    3,467     5,134       7,626    3,467     5,134        7,626
  12         12,702      100,000   100,000    100,000    3,661     5,636       8,721    3,661     5,636        8,721
  13         14,135      100,000   100,000    100,000    3,825     6,134       9,903    3,825     6,134        9,903
  14         15,640      100,000   100,000    100,000    3,957     6,624      11,180    3,957     6,624       11,180
  15         17,220      100,000   100,000    100,000    4,055     7,105      12,559    4,055     7,105       12,559
  16         18,879      100,000   100,000    100,000    4,116     7,572      14,050    4,116     7,572       14,050
  17         20,621      100,000   100,000    100,000    4,134     8,020      15,661    4,134     8,020       15,661
  18         22,450      100,000   100,000    100,000    4,104     8,441      17,398    4,104     8,441       17,398
  19         24,370      100,000   100,000    100,000    4,020     8,830      19,272    4,020     8,830       19,272
  20         26,387      100,000   100,000    100,000    3,873     9,175      21,293    3,873     9,175       21,293
  25         38,086      100,000   100,000    100,000    1,978     9,951      34,140    1,978     9,951       34,140
  30         53,018           **   100,000    100,000       **     7,827      53,695       **     7,827       53,695
  35         72,076           **        **    126,861       **        **      83,814       **        **       83,814
  40         96,398           **        **    173,350       **        **     126,644       **        **      126,644
  45        127,441           **        **    234,330       **        **     185,593       **        **      185,593



---------
 * The illustrations assume that Planned Premiums are equal to the Target Premium and are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME.

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK.]

                        MEDALLION EXECUTIVE VARIABLE LIFE

   REVISED ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES, SURRENDER VALUES AND
                              ACCUMULATED PREMIUMS

  The following tables on pages 26 TO 31 replace the illustration in the John Hancock Variable Life Insurance Company Medallion Executive Variable Life Product Prospectus.

  The assumptions used for the revised illustration are generally the same as those described in the Medallion Executive Variable Life Product Prospectus. With respect to fees and expenses deducted from Trust assets, however, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of .71%, and (2) an assumed average asset charge for all other Trust-level operating expenses equivalent to an effective annual rate of .11%. These rates are the arithmetic average for all funds that are available as investment options. In other words, they are based on the hypothetical assumption that policy account values are allocated equally among the variable investment options.

  Each table separately illustrates the operation of a policy for a specified issue age, premium payment schedule and Total Sum Insured. The amounts shown are for the end of each policy year and assume that all of the account value is invested in funds that achieve investment returns at constant annual rates of 0%, 6% and 12% (i.e., before any fees or expenses deducted from Trust assets). After deduction of the average Trust-level fees and expenses (as described above) the corresponding net annual rates of return would be -.82%, 5.13% and 11.08%. Investment return reflects investment income and all realized and unrealized capital gains and losses.

  The actual rates associated with any policy will vary depending upon the actual allocation of policy values among the investment options. The charge shown above for all other Trust-level operating expenses reflects reimbursements to certain funds as described in the footnotes to the Fund expense table. We currently expect those reimbursement arrangements to continue indefinitely, but that is not guaranteed.

  The second column of each table shows the amount you would have at the end of each policy year if an amount equal to the assumed Planned Premiums were invested to earn interest, after taxes, at 5% compounded annually. This is not a policy value. It is included for comparison purposes only.

  Because your circumstances will no doubt differ from those in the illustrations that follow, values under your policy will differ, in most cases substantially. Upon request, we will furnish you with a comparable illustration reflecting your proposed insured person's issue age, sex and underwriting risk classification, and the Total Sum Insured and annual Planned Premium amount requested.

PLAN: MEDALLION EXECUTIVE VARIABLE LIFE (FLEXIBLE PREMIUM VARIABLE LIFE)
    $100,000 TOTAL SUM INSURED MALE, ISSUE AGE 45, FULLY UNDERWRITTEN SELECT UNDERWRITING CLASS OPTION A DEATH BENEFIT GUIDELINE PREMIUM AND CASH VALUE CORRIDOR TEST PLANNED PREMIUM: $2,000* USING CURRENT CHARGES


                                   Death Benefit            Surrender Value
                             -------------------------  ---------------------- --
                               Assuming hypothetical     Assuming hypothetical
End of    Planned Premiums    gross annual return of     gross annual return of
Policy     accumulated at    -------------------------  ---------------------- --
 Year    5% annual interest    0%       6%       12%      0%      6%        12%
------   ------------------  -------  -------  -------  ------  -------  ----- ----
   1            2,100        100,000  100,000  100,000     926    1,006     1,086
   2            4,305        100,000  100,000  100,000   2,224    2,448     2,683
   3            6,620        100,000  100,000  100,000   3,168    3,611     4,094
   4            9,051        100,000  100,000  100,000   4,239    4,976     5,810
   5           11,604        100,000  100,000  100,000   5,274    6,382     7,686
   6           14,284        100,000  100,000  100,000   6,666    8,235    10,154
   7           17,098        100,000  100,000  100,000   8,014   10,150    12,859
   8           20,053        100,000  100,000  100,000   9,318   12,127    15,826
   9           23,156        100,000  100,000  100,000  10,575   14,167    19,081
  10           26,414        100,000  100,000  100,000  11,807   16,305    22,700
  11           29,834        100,000  100,000  100,000  13,111   18,642    26,822
  12           33,426        100,000  100,000  100,000  14,363   21,063    31,368
  13           37,197        100,000  100,000  100,000  15,562   23,568    36,390
  14           41,157        100,000  100,000  100,000  16,702   26,162    41,942
  15           45,315        100,000  100,000  100,000  17,781   28,847    48,092
  16           49,681        100,000  100,000  100,000  18,794   31,628    54,912
  17           54,265        100,000  100,000  100,000  19,737   34,510    62,491
  18           59,078        100,000  100,000  100,000  20,604   37,496    70,928
  19           64,132        100,000  100,000  100,000  21,389   40,594    80,341
  20           69,439        100,000  100,000  108,963  22,084   43,811    90,802
  25          100,227        100,000  100,000  186,337  23,994   62,110   162,032
  30          139,522        100,000  100,000  294,031  22,180   85,977   280,029
  35          189,673        100,000  124,505  500,517  13,328  118,576   476,683



---------
* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, or optional rider benefits are elected.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: MEDALLION EXECUTIVE VARIABLE LIFE (FLEXIBLE PREMIUM VARIABLE LIFE)
    $100,000 TOTAL SUM INSURED MALE, ISSUE AGE 45, FULLY UNDERWRITTEN SELECT UNDERWRITING CLASS OPTION A DEATH BENEFIT GUIDELINE PREMIUM AND CASH VALUE CORRIDOR TEST PLANNED PREMIUM: $2,000* USING MAXIMUM CHARGES


                                  Death Benefits            Surrender Value
                             -------------------------  ---------------------- -
                               Assuming hypothetical     Assuming hypothetical
End of    Planned Premiums    gross annual return of    gross annual return of
Policy     accumulated at    -------------------------  ---------------------- -
 Year    5% annual interest    0%       6%       12%      0%      6%       12%
------   ------------------  -------  -------  -------  ------  ------  ------ ---
   1            2,100        100,000  100,000  100,000     607     676       746
   2            4,305        100,000  100,000  100,000   1,568   1,753     1,946
   3            6,620        100,000  100,000  100,000   2,161   2,512     2,896
   4            9,051        100,000  100,000  100,000   2,865   3,434     4,081
   5           11,604        100,000  100,000  100,000   3,516   4,354     5,347
   6           14,284        100,000  100,000  100,000   4,505   5,677     7,118
   7           17,098        100,000  100,000  100,000   5,429   7,008     9,024
   8           20,053        100,000  100,000  100,000   6,283   8,342    11,075
   9           23,156        100,000  100,000  100,000   7,059   9,674    13,281
  10           26,414        100,000  100,000  100,000   7,751  10,997    15,655
  11           29,834        100,000  100,000  100,000   8,414  12,368    18,280
  12           33,426        100,000  100,000  100,000   8,983  13,724    21,117
  13           37,197        100,000  100,000  100,000   9,455  15,063    24,191
  14           41,157        100,000  100,000  100,000   9,827  16,380    27,532
  15           45,315        100,000  100,000  100,000  10,091  17,671    31,172
  16           49,681        100,000  100,000  100,000  10,237  18,926    35,146
  17           54,265        100,000  100,000  100,000  10,251  20,133    39,495
  18           59,078        100,000  100,000  100,000  10,117  21,278    44,265
  19           64,132        100,000  100,000  100,000   9,813  22,342    49,514
  20           69,439        100,000  100,000  100,000   9,318  23,308    55,310
  25          100,227        100,000  100,000  110,519   3,191  26,010    96,104
  30          139,522             **  100,000  171,247      **  21,767   163,092
  35          189,673             **       **  283,683      **      **   270,174



---------
 * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: MEDALLION EXECUTIVE VARIABLE LIFE (FLEXIBLE PREMIUM VARIABLE LIFE)
    $100,000 TOTAL SUM INSURED MALE, ISSUE AGE 45, FULLY UNDERWRITTEN SELECT UNDERWRITING CLASS OPTION B DEATH BENEFIT GUIDELINE PREMIUM AND CASH VALUE CORRIDOR TEST PLANNED PREMIUM: $2,000* USING CURRENT CHARGES


                                   Death Benefit            Surrender Value
                             -------------------------  ---------------------- -
                               Assuming hypothetical     Assuming hypothetical
End of    Planned Premiums    gross annual return of    gross annual return of
Policy     accumulated at    -------------------------  ---------------------- -
 Year    5% annual interest    0%       6%       12%      0%      6%       12%
------   ------------------  -------  -------  -------  ------  ------  ------ ---
   1            2,100        100,924  101,004  101,084     924   1,004     1,084
   2            4,305        102,057  102,281  102,516   2,217   2,441     2,676
   3            6,620        103,155  103,597  104,077   3,155   3,597     4,077
   4            9,051        104,216  104,949  105,778   4,216   4,949     5,778
   5           11,604        105,239  106,338  107,632   5,239   6,338     7,632
   6           14,284        106,613  108,167  110,067   6,613   8,167    10,067
   7           17,098        107,937  110,048  112,724   7,937  10,048    12,724
   8           20,053        109,211  111,980  115,625   9,211  11,980    15,625
   9           23,156        110,430  113,961  118,788  10,430  13,961    18,788
  10           26,414        111,616  116,022  122,283  11,616  16,022    22,283
  11           29,834        112,861  118,261  126,237  12,861  18,261    26,237
  12           33,426        114,043  120,556  130,563  14,043  20,556    30,563
  13           37,197        115,157  122,905  135,294  15,157  22,905    35,294
  14           41,157        116,196  125,302  140,467  16,196  25,302    40,467
  15           45,315        117,156  127,745  146,124  17,156  27,745    46,124
  16           49,681        118,030  130,228  152,310  18,030  30,228    52,310
  17           54,265        118,809  132,744  159,072  18,809  32,744    59,072
  18           59,078        119,487  135,286  166,465  19,487  35,286    66,465
  19           64,132        120,053  137,844  174,546  20,053  37,844    74,546
  20           69,439        120,498  140,408  183,379  20,498  40,408    83,379
  25          100,227        120,593  152,960  241,625  20,593  52,960   141,625
  30          139,522        115,859  163,432  332,991  15,859  63,432   232,991
  35          189,673        103,378  167,620  475,677   3,378  67,620   375,677



---------
* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, or optional rider benefits are elected.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: MEDALLION EXECUTIVE VARIABLE LIFE (FLEXIBLE PREMIUM VARIABLE LIFE)
    $100,000 TOTAL SUM INSURED MALE, ISSUE AGE 45, FULLY UNDERWRITTEN SELECT UNDERWRITING CLASS OPTION B DEATH BENEFIT GUIDELINE PREMIUM AND CASH VALUE CORRIDOR TEST PLANNED PREMIUM: $2,000* USING MAXIMUM CHARGES


                                   Death Benefit            Surrender Value
                             -------------------------  ---------------------- --
                               Assuming hypothetical     Assuming hypothetical
End of    Planned Premiums    gross annual return of     gross annual return of
Policy     accumulated at    -------------------------  ---------------------- --
 Year    5% annual interest    0%       6%       12%      0%      6%        12%
------   ------------------  -------  -------  -------  ------  -------  ----- ----
   1            2,100        100,602  100,670  100,740    602      670        740
   2            4,305        101,394  101,577  101,768  1,554    1,737      1,928
   3            6,620        102,133  102,480  102,858  2,133    2,480      2,858
   4            9,051        102,818  103,378  104,014  2,818    3,378      4,014
   5           11,604        103,445  104,265  105,236  3,445    4,265      5,236
   6           14,284        104,403  105,544  106,946  4,403    5,544      6,946
   7           17,098        105,286  106,815  108,765  5,286    6,815      8,765
   8           20,053        106,089  108,072  110,699  6,089    8,072     10,699
   9           23,156        106,803  109,304  112,748  6,803    9,304     12,748
  10           26,414        107,421  110,501  114,913  7,421   10,501     14,913
  11           29,834        107,996  111,717  117,267  7,996   11,717     17,267
  12           33,426        108,462  112,882  119,752  8,462   12,882     19,752
  13           37,197        108,818  113,989  122,379  8,818   13,989     22,379
  14           41,157        109,058  115,030  125,154  9,058   15,030     25,154
  15           45,315        109,176  115,992  128,082  9,176   15,992     28,082
  16           49,681        109,160  116,859  131,166  9,160   16,859     31,166
  17           54,265        108,998  117,611  134,406  8,998   17,611     34,406
  18           59,078        108,673  118,224  137,795  8,673   18,224     37,795
  19           64,132        108,166  118,668  141,327  8,166   18,668     41,327
  20           69,439        107,458  118,914  144,991  7,458   18,914     44,991
  25          100,227        100,389  116,186  165,067    389   16,186     65,067
  30          139,522             **  102,778  186,009     **    2,778     86,009
  35          189,673             **       **  200,295     **       **    100,295



---------
 * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: MEDALLION EXECUTIVE VARIABLE LIFE (FLEXIBLE PREMIUM VARIABLE LIFE)
    $100,000 TOTAL SUM INSURED MALE, ISSUE AGE 45, FULLY UNDERWRITTEN SELECT UNDERWRITING CLASS OPTION A DEATH BENEFIT CASH VALUE ACCUMULATION TEST PLANNED PREMIUM: $2,000* USING CURRENT CHARGES


                                   Death Benefit            Surrender Value
                             -------------------------  ---------------------- --
                               Assuming hypothetical     Assuming hypothetical
End of    Planned Premiums    gross annual return of     gross annual return of
Policy     accumulated at    -------------------------  ---------------------- --
 Year    5% annual interest    0%       6%       12%      0%      6%        12%
------   ------------------  -------  -------  -------  ------  -------  ----- ----
   1            2,100        100,000  100,000  100,000     926    1,006     1,086
   2            4,305        100,000  100,000  100,000   2,224    2,448     2,683
   3            6,620        100,000  100,000  100,000   3,168    3,611     4,094
   4            9,051        100,000  100,000  100,000   4,239    4,976     5,810
   5           11,604        100,000  100,000  100,000   5,274    6,382     7,686
   6           14,284        100,000  100,000  100,000   6,666    8,235    10,154
   7           17,098        100,000  100,000  100,000   8,014   10,150    12,859
   8           20,053        100,000  100,000  100,000   9,318   12,127    15,826
   9           23,156        100,000  100,000  100,000  10,575   14,167    19,081
  10           26,414        100,000  100,000  100,000  11,807   16,305    22,700
  11           29,834        100,000  100,000  100,000  13,111   18,642    26,822
  12           33,426        100,000  100,000  100,000  14,363   21,063    31,368
  13           37,197        100,000  100,000  100,000  15,562   23,568    36,390
  14           41,157        100,000  100,000  100,000  16,702   26,162    41,942
  15           45,315        100,000  100,000  100,000  17,781   28,847    48,092
  16           49,681        100,000  100,000  100,314  18,794   31,628    54,909
  17           54,265        100,000  100,000  111,201  19,737   34,510    62,409
  18           59,078        100,000  100,000  122,814  20,604   37,496    70,636
  19           64,132        100,000  100,000  135,222  21,389   40,594    79,655
  20           69,439        100,000  100,000  148,492  22,084   43,811    89,539
  25          100,227        100,000  100,000  230,654  23,994   62,110   155,009
  30          139,522        100,000  115,032  349,000  22,180   84,920   257,641
  35          189,673        100,000  139,931  522,847  13,328  111,410   416,280



---------
* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, or optional rider benefits are elected.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: MEDALLION EXECUTIVE VARIABLE LIFE (FLEXIBLE PREMIUM VARIABLE LIFE)
    $100,000 TOTAL SUM INSURED MALE, ISSUE AGE 45, FULLY UNDERWRITTEN SELECT UNDERWRITING CLASS OPTION A DEATH BENEFIT CASH VALUE ACCUMULATION TEST PLANNED PREMIUM: $2,000* USING MAXIMUM CHARGES


                                   Death Benefit            Surrender Value
                             -------------------------  ---------------------- -
                               Assuming hypothetical     Assuming hypothetical
End of    Planned Premiums    gross annual return of    gross annual return of
Policy     accumulated at    -------------------------  ---------------------- -
 Year    5% annual interest    0%       6%       12%      0%      6%       12%
------   ------------------  -------  -------  -------  ------  ------  ------ ---
   1            2,100        100,000  100,000  100,000     607     676       746
   2            4,305        100,000  100,000  100,000   1,568   1,753     1,946
   3            6,620        100,000  100,000  100,000   2,161   2,512     2,896
   4            9,051        100,000  100,000  100,000   2,865   3,434     4,081
   5           11,604        100,000  100,000  100,000   3,516   4,354     5,347
   6           14,284        100,000  100,000  100,000   4,505   5,677     7,118
   7           17,098        100,000  100,000  100,000   5,429   7,008     9,024
   8           20,053        100,000  100,000  100,000   6,283   8,342    11,075
   9           23,156        100,000  100,000  100,000   7,059   9,674    13,281
  10           26,414        100,000  100,000  100,000   7,751  10,997    15,655
  11           29,834        100,000  100,000  100,000   8,414  12,368    18,280
  12           33,426        100,000  100,000  100,000   8,983  13,724    21,117
  13           37,197        100,000  100,000  100,000   9,455  15,063    24,191
  14           41,157        100,000  100,000  100,000   9,827  16,380    27,532
  15           45,315        100,000  100,000  100,000  10,091  17,671    31,172
  16           49,681        100,000  100,000  100,000  10,237  18,926    35,146
  17           54,265        100,000  100,000  100,000  10,251  20,133    39,495
  18           59,078        100,000  100,000  100,000  10,117  21,278    44,265
  19           64,132        100,000  100,000  100,000   9,813  22,342    49,514
  20           69,439        100,000  100,000  100,000   9,318  23,308    55,310
  25          100,227        100,000  100,000  138,229   3,191  26,010    92,896
  30          139,522             **  100,000  198,224      **  21,767   146,334
  35          189,673             **       **  276,280      **      **   219,968



---------
 * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK.]

                      MEDALLION EXECUTIVE VARIABLE LIFE III

   REVISED ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES, SURRENDER VALUES AND
                              ACCUMULATED PREMIUMS

  The following tables on pages 34 TO 39 replace the illustration in the John Hancock Variable Life Insurance Company Medallion Executive Variable Life III Product Prospectus.

  The assumptions used for the revised illustration are generally the same as those described in the Medallion Executive Variable Life III Product Prospectus. With respect to fees and expenses deducted from Trust assets, however, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of .71%, and (2) an assumed average asset charge for all other Trust-level operating expenses equivalent to an effective annual rate of .11%. These rates are the arithmetic average for all funds that are available as investment options. In other words, they are based on the hypothetical assumption that policy account values are allocated equally among the variable investment options.

  Each table separately illustrates the operation of a policy for a specified issue age, premium payment schedule and Total Sum Insured. The amounts shown are for the end of each policy year and assume that all of the account value is invested in funds that achieve investment returns at constant annual rates of 0%, 6% and 12% (i.e., before any fees or expenses deducted from Trust assets). After deduction of the average Trust-level fees and expenses (as described above) the corresponding net annual rates of return would be -.82%, 5.13% and 11.08%. Investment return reflects investment income and all realized and unrealized capital gains and losses.

  The actual rates associated with any policy will vary depending upon the actual allocation of policy values among the investment options. The charge shown above for all other Trust-level operating expenses reflects reimbursements to certain funds as described in the footnotes to the Fund expense table. We currently expect those reimbursement arrangements to continue indefinitely, but that is not guaranteed.

  The second column of each table shows the amount you would have at the end of each policy year if an amount equal to the assumed Planned Premiums were invested to earn interest, after taxes, at 5% compounded annually. This is not a policy value. It is included for comparison purposes only.

  Because your circumstances will no doubt differ from those in the illustrations that follow, values under your policy will differ, in most cases substantially. Upon request, we will furnish you with a comparable illustration reflecting your proposed insured person's issue age, sex and underwriting risk classification, and the Total Sum Insured and annual Planned Premium amount requested.

PLAN: MEDALLION EXECUTIVE VARIABLE LIFE III (FLEXIBLE PREMIUM VARIABLE LIFE)
    $100,000 TOTAL SUM INSURED MALE, ISSUE AGE 45, FULLY UNDERWRITTEN NONTOBACCO UNDERWRITING CLASS OPTION A DEATH BENEFIT GUIDELINE PREMIUM AND CASH VALUE CORRIDOR TEST PLANNED PREMIUM: $5,649 FOR SEVEN POLICY YEARS, GUIDELINE PREMIUM LIMIT THEREAFTER* USING CURRENT CHARGES


                                  Death Benefit            Surrender Value
                             ------------------------  ----------------------- -
                              Assuming hypothetical     Assuming hypothetical
End of    Planned Premiums    gross annual return of    gross annual return of
Policy     accumulated at    ------------------------  ----------------------- -
 Year    5% annual interest    0%       6%      12%      0%      6%        12%
------   ------------------  -------  -------  ------  ------  -------  ------ ---
   1            5,931        100,000  100,000   4,915   5,214    5,512   100,000
   2           12,159        100,000  100,000   9,625  10,522   11,455   100,000
   3           18,699        100,000  100,000  14,239  16,041   17,989   100,000
   4           25,565        100,000  100,000  18,775  21,798   25,197   100,000
   5           32,775        100,000  100,000  19,789  24,153   29,290   100,000
   6           40,345        100,000  100,000  19,176  24,909   32,018   100,000
   7           48,294        100,000  100,000  18,543  25,677   35,013   100,000
   8           50,709        100,000  100,000  17,888  26,454   38,307   100,000
   9           53,244        100,000  100,000  17,237  27,265   41,953   100,000
  10           55,906        100,000  100,000  16,588  28,112   45,990   100,000
  11           58,702        100,000  100,000  16,074  29,169   50,696   100,000
  12           61,637        100,000  100,000  15,524  30,246   55,901   100,000
  13           64,718        100,000  100,000  14,929  31,337   61,663   100,000
  14           67,954        100,000  100,000  14,293  32,450   68,052   100,000
  15           71,352        100,000  100,000  13,616  33,585   75,147   100,000
  16           74,920        100,000  106,264  12,902  34,750   83,019   106,264
  17           78,666        100,000  115,553  12,125  35,926   91,709   115,553
  18           82,599        100,000  125,613  11,277  37,113  101,301   125,613
  19           86,729        100,000  136,506  10,352  38,309  111,890   136,506
  20           91,065        100,000  148,297   9,338  39,509  123,581   148,297
  25           95,619        100,000  235,874   3,125  46,318  205,108   235,874
  30          100,400             **  357,747      **  53,553  340,711   357,747
  35          105,420             **  595,833      **  60,851  567,460   595,833



---------
  * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each of the first seven Policy Years and that premuims equal to the Guideline Premium Limit are paid at the start of each Policy Year thereafter. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death benefit after the tenth Policy Year, or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: MEDALLION EXECUTIVE VARIABLE LIFE III (FLEXIBLE PREMIUM VARIABLE LIFE)
    $100,000 TOTAL SUM INSURED MALE, ISSUE AGE 45, FULLY UNDERWRITTEN NONTOBACCO UNDERWRITING CLASS OPTION A DEATH BENEFIT GUIDELINE PREMIUM AND CASH VALUE CORRIDOR TEST PLANNED PREMIUM: $5,649 FOR SEVEN POLICY YEARS, GUIDELINE PREMIUM LIMIT THEREAFTER* USING MAXIMUM CHARGES


                                  Death Benefits            Surrender Value
                             -------------------------  ---------------------- -
                               Assuming hypothetical     Assuming hypothetical
End of    Planned Premiums    gross annual return of    gross annual return of
Policy     accumulated at    -------------------------  ---------------------- -
 Year    5% annual interest    0%       6%       12%      0%      6%       12%
------   ------------------  -------  -------  -------  ------  ------  ------ ---
   1            5,931        100,000  100,000  100,000   4,356   4,635     4,914
   2           12,159        100,000  100,000  100,000   8,623   9,451    10,313
   3           18,699        100,000  100,000  100,000  12,803  14,459    16,249
   4           25,565        100,000  100,000  100,000  16,900  19,669    22,785
   5           32,775        100,000  100,000  100,000  17,490  21,464    26,152
   6           40,345        100,000  100,000  100,000  16,460  21,639    28,082
   7           48,294        100,000  100,000  100,000  15,391  21,775    30,176
   8           50,709        100,000  100,000  100,000  14,276  21,865    32,450
   9           53,244        100,000  100,000  100,000  13,108  21,899    34,921
  10           55,906        100,000  100,000  100,000  11,874  21,865    37,607
  11           58,702        100,000  100,000  100,000  10,569  21,757    40,533
  12           61,637        100,000  100,000  100,000   9,184  21,562    43,726
  13           64,718        100,000  100,000  100,000   7,711  21,273    47,222
  14           67,954        100,000  100,000  100,000   6,142  20,877    51,059
  15           71,352        100,000  100,000  100,000   4,466  20,362    55,281
  16           74,920        100,000  100,000  100,000   2,666  19,708    59,938
  17           78,666        100,000  100,000  100,000     723  18,892    65,090
  18           82,599             **  100,000  100,000      **  17,886    70,804
  19           86,729             **  100,000  100,000      **  16,654    77,164
  20           91,065             **  100,000  101,116      **  15,159    84,264
  25           95,619             **  100,000  151,046      **   2,074   131,344
  30          100,400             **       **  215,959      **      **   205,676
  35          105,420             **       **  340,938      **      **   324,703



---------
  * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each of the first seven Policy Years and that premuims equal to the Guideline Premium Limit are paid at the start of each Policy Year thereafter. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death benefit after the tenth Policy Year, or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: MEDALLION EXECUTIVE VARIABLE LIFE III (FLEXIBLE PREMIUM VARIABLE LIFE)
    $100,000 TOTAL SUM INSURED MALE, ISSUE AGE 45, FULLY UNDERWRITTEN NONTOBACCO UNDERWRITING CLASS OPTION B DEATH BENEFIT GUIDELINE PREMIUM AND CASH VALUE CORRIDOR TEST PLANNED PREMIUM: $5,649 FOR SEVEN POLICY YEARS, GUIDELINE PREMIUM LIMIT THEREAFTER* USING CURRENT CHARGES


                                   Death Benefit            Surrender Value
                             -------------------------  ---------------------- -
                               Assuming hypothetical     Assuming hypothetical
End of    Planned Premiums    gross annual return of    gross annual return of
Policy     accumulated at    -------------------------  ---------------------- -
 Year    5% annual interest    0%       6%       12%      0%      6%       12%
------   ------------------  -------  -------  -------  ------  ------  ------ ---
   1            5,931        104,915  105,214  105,512   4,915   5,214     5,512
   2           12,159        109,610  110,506  111,437   9,610  10,506    11,437
   3           18,699        114,196  115,992  117,934  14,196  15,992    17,934
   4           25,565        118,691  121,699  125,080  18,691  21,699    25,080
   5           32,775        123,109  127,648  132,956  23,109  27,648    32,956
   6           40,345        127,431  133,831  141,617  27,431  33,831    41,617
   7           48,294        131,659  140,258  151,144  31,659  40,258    51,144
   8           50,709        130,758  141,601  155,987  30,758  41,601    55,987
   9           53,244        129,865  143,001  161,331  29,865  43,001    61,331
  10           55,906        128,979  144,457  167,225  28,979  44,457    67,225
  11           58,702        128,258  146,180  174,005  28,258  46,180    74,005
  12           61,637        127,498  147,935  181,460  27,498  47,935    81,460
  13           64,718        126,688  149,713  189,649  26,688  49,713    89,649
  14           67,954        125,836  151,522  198,658  25,836  51,522    98,658
  15           71,352        124,941  153,363  208,575  24,941  53,363   108,575
  16           74,920        124,011  155,245  219,503  24,011  55,245   119,503
  17           78,666        123,013  157,136  231,518  23,013  57,136   131,518
  18           82,599        121,945  159,031  244,728  21,945  59,031   144,728
  19           86,729        120,799  160,924  259,255  20,799  60,924   159,255
  20           91,065        119,566  162,803  275,228  19,566  62,803   175,228
  25           95,619        112,487  172,968  385,977  12,487  72,968   285,977
  30          100,400        102,334  182,021  567,406   2,334  82,021   467,406
  35          105,420             **  187,153  864,596      **  87,153   764,596



---------
  * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each of the first seven Policy Years and that premuims equal to the Guideline Premium Limit are paid at the start of each Policy Year thereafter. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death benefit after the tenth Policy Year, or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: MEDALLION EXECUTIVE VARIABLE LIFE III (FLEXIBLE PREMIUM VARIABLE LIFE)
    $100,000 TOTAL SUM INSURED MALE, ISSUE AGE 45, FULLY UNDERWRITTEN NONTOBACCO UNDERWRITING CLASS OPTION B DEATH BENEFIT GUIDELINE PREMIUM AND CASH VALUE CORRIDOR TEST PLANNED PREMIUM: $5,649 FOR SEVEN POLICY YEARS, GUIDELINE PREMIUM LIMIT THEREAFTER* USING MAXIMUM CHARGES


                                   Death Benefit            Surrender Value
                             -------------------------  ---------------------- -
                               Assuming hypothetical     Assuming hypothetical
End of    Planned Premiums    gross annual return of    gross annual return of
Policy     accumulated at    -------------------------  ---------------------- -
 Year    5% annual interest    0%       6%       12%      0%      6%       12%
------   ------------------  -------  -------  -------  ------  ------  ------ ---
   1            5,931        104,335  104,612  104,890   4,335   4,612     4,890
   2           12,159        108,558  109,379  110,234   8,558   9,379    10,234
   3           18,699        112,670  114,305  116,075  12,670  14,305    16,075
   4           25,565        116,670  119,394  122,460  16,670  19,394    22,460
   5           32,775        120,554  124,648  129,439  20,554  24,648    29,439
   6           40,345        124,322  130,070  137,068  24,322  30,070    37,068
   7           48,294        127,967  135,658  145,404  27,967  35,658    45,404
   8           50,709        126,520  136,151  148,952  26,520  36,151    48,952
   9           53,244        125,023  136,588  152,777  25,023  36,588    52,777
  10           55,906        123,467  136,955  156,898  23,467  36,955    56,898
  11           58,702        121,848  137,244  161,338  21,848  37,244    61,338
  12           61,637        120,156  137,443  166,120  20,156  37,443    66,120
  13           64,718        118,391  137,544  171,276  18,391  37,544    71,276
  14           67,954        116,547  137,536  176,833  16,547  37,536    76,833
  15           71,352        114,615  137,405  182,825  14,615  37,405    82,825
  16           74,920        112,586  137,134  189,282  12,586  37,134    89,282
  17           78,666        110,444  136,700  196,233  10,444  36,700    96,233
  18           82,599        108,174  136,077  203,709   8,174  36,077   103,709
  19           86,729        105,754  135,233  211,738   5,754  35,233   111,738
  20           91,065        103,165  134,137  220,353   3,165  34,137   120,353
  25           95,619             **  123,804  273,755      **  23,804   173,755
  30          100,400             **  101,058  348,556      **   1,058   248,556
  35          105,420             **       **  449,885      **      **   349,885



---------
  * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each of the first seven Policy Years and that premuims equal to the Guideline Premium Limit are paid at the start of each Policy Year thereafter. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death benefit after the tenth Policy Year, or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: MEDALLION EXECUTIVE VARIABLE LIFE III (FLEXIBLE PREMIUM VARIABLE LIFE)
    $100,000 TOTAL SUM INSURED MALE, ISSUE AGE 45, FULLY UNDERWRITTEN NONTOBACCO UNDERWRITING CLASS OPTION A DEATH BENEFIT CASH VALUE ACCUMULATION TEST PLANNED PREMIUM: $5,649 FOR SEVEN POLICY YEARS, GUIDELINE PREMIUM LIMIT THEREAFTER* USING CURRENT CHARGES


                                   Death Benefit            Surrender Value
                             -------------------------  ---------------------- --
                               Assuming hypothetical     Assuming hypothetical
End of    Planned Premiums    gross annual return of     gross annual return of
Policy     accumulated at    -------------------------  ---------------------- --
 Year    5% annual interest    0%       6%       12%      0%      6%        12%
------   ------------------  -------  -------  -------  ------  -------  ----- ----
   1            5,931        100,000  100,000  100,000   4,915    5,214     5,512
   2           12,159        100,000  100,000  100,000   9,625   10,522    11,455
   3           18,699        100,000  100,000  100,000  14,239   16,041    17,989
   4           25,565        100,000  100,000  100,000  18,775   21,798    25,197
   5           32,775        100,000  100,000  100,000  23,247   27,818    33,163
   6           40,345        100,000  100,000  100,731  27,642   34,101    41,957
   7           48,294        100,000  100,000  120,360  31,964   40,664    51,619
   8           50,709        100,000  100,000  128,249  31,164   42,168    56,612
   9           53,244        100,000  100,000  136,763  30,370   43,743    62,111
  10           55,906        100,000  100,000  145,959  29,581   45,392    68,167
  11           58,702        100,000  100,000  156,489  28,965   47,340    75,123
  12           61,637        100,000  100,080  167,806  28,320   49,361    82,765
  13           64,718        100,000  101,574  179,949  27,638   51,451    91,151
  14           67,954        100,000  103,102  192,994  26,923   53,615   100,361
  15           71,352        100,000  104,679  207,037  26,173   55,859   110,479
  16           74,920        100,000  106,307  222,155  25,394   58,190   121,602
  17           78,666        100,000  107,972  238,406  24,560   60,597   133,801
  18           82,599        100,000  109,683  255,891  23,667   63,084   147,174
  19           86,729        100,000  111,449  274,727  22,708   65,651   161,833
  20           91,065        100,000  113,269  295,013  21,673   68,300   177,890
  25           95,619        100,000  124,870  428,289  15,639   83,918   287,829
  30          100,400        100,000  138,961  627,651   6,384  102,585   463,348
  35          105,420             **  156,538  931,089      **  124,632   741,313



---------
  * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each of the first seven Policy Years and that premuims equal to the Guideline Premium Limit are paid at the start of each Policy Year thereafter. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death benefit after the tenth Policy Year, or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: MEDALLION EXECUTIVE VARIABLE LIFE III (FLEXIBLE PREMIUM VARIABLE LIFE)
    $100,000 TOTAL SUM INSURED MALE, ISSUE AGE 45, FULLY UNDERWRITTEN NONTOBACCO UNDERWRITING CLASS OPTION A DEATH BENEFIT CASH VALUE ACCUMULATION TEST PLANNED PREMIUM: $5,649 FOR SEVEN POLICY YEARS, GUIDELINE PREMIUM LIMIT THEREAFTER* USING MAXIMUM CHARGES


                                   Death Benefit            Surrender Value
                             -------------------------  ---------------------- -
                               Assuming hypothetical     Assuming hypothetical
End of    Planned Premiums    gross annual return of    gross annual return of
Policy     accumulated at    -------------------------  ---------------------- -
 Year    5% annual interest    0%       6%       12%      0%      6%       12%
------   ------------------  -------  -------  -------  ------  ------  ------ ---
   1            5,931        100,000  100,000  100,000   4,356   4,635     4,914
   2           12,159        100,000  100,000  100,000   8,623   9,451    10,313
   3           18,699        100,000  100,000  100,000  12,803  14,459    16,249
   4           25,565        100,000  100,000  100,000  16,900  19,669    22,785
   5           32,775        100,000  100,000  100,000  20,912  25,092    29,985
   6           40,345        100,000  100,000  100,000  24,844  30,741    37,927
   7           48,294        100,000  100,000  108,746  28,692  36,628    46,638
   8           50,709        100,000  100,000  114,646  27,455  37,464    50,607
   9           53,244        100,000  100,000  120,901  26,174  38,293    54,907
  10           55,906        100,000  100,000  127,531  24,841  39,110    59,561
  11           58,702        100,000  100,000  134,556  23,449  39,913    64,594
  12           61,637        100,000  100,000  141,997  21,989  40,698    70,035
  13           64,718        100,000  100,000  149,879  20,457  41,461    75,919
  14           67,954        100,000  100,000  158,220  18,842  42,200    82,278
  15           71,352        100,000  100,000  167,066  17,136  42,910    89,149
  16           74,920        100,000  100,000  176,422  15,323  43,583    96,569
  17           78,666        100,000  100,000  186,328  13,385  44,211   104,573
  18           82,599        100,000  100,000  196,818  11,299  44,780   113,198
  19           86,729        100,000  100,000  207,922   9,038  45,276   122,480
  20           91,065        100,000  100,000  219,668   6,572  45,685   132,458
  25           95,619             **  100,000  289,482      **  45,847   194,544
  30          100,400             **  100,000  381,983      **  39,909   281,990
  35          105,420             **  100,000  504,349      **  17,046   401,552



---------
 * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each of the first seven Policy Years and that premuims equal to the Guideline Premium Limit are paid at the start of each Policy Year thereafter. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death benefit after the tenth Policy Year, or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK.]

                            VARIABLE ESTATE PROTECTION

   REVISED ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES, SURRENDER VALUES AND
                              ACCUMULATED PREMIUMS

  The following tables on pages 42 TO 45 replace the illustration in the John Hancock Life Insurance Company ("JOHN HANCOCK") Variable Estate Protection Product Prospectus. The tables on pages 46 TO 49 replace the illustration in the John Hancock Variable Life Insurance Company ("JHVLICO") Variable Estate Protection Product Prospectus.

  The assumptions used for the revised illustration are generally the same as those described in the respective Variable Estate Protection Product Prospectus. With respect to fees and expenses deducted from Trust assets, however, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of .71%, and (2) an assumed average asset charge for all other Trust-level operating expenses equivalent to an effective annual rate of .11%. These rates are the arithmetic average for all funds that are available as investment options. In other words, they are based on the hypothetical assumption that policy account values are allocated equally among the variable investment options.

  Tables are provided for each of the two death benefit options. The amounts shown are for the end of each policy year and assume that all of the account value is invested in funds that achieve investment returns at constant annual rates of 0%, 6% and 12% (i.e., before any fees or expenses deducted from Trust assets). After deduction of the average Trust-level fees and expenses (as described above) the corresponding net annual rates of return would be -.82%, 5.13% and 11.08%. Investment return reflects investment income and all realized and unrealized capital gains and losses.

  The actual rates associated with any policy will vary depending upon the actual allocation of policy values among the investment options. The charge shown above for all other Trust-level operating expenses reflects reimbursements to certain funds as described in the footnotes to the Fund expense table. We currently expect those reimbursement arrangements to continue indefinitely, but that is not guaranteed.

  The second column of each table shows the amount you would have at the end of each policy year if an amount equal to the assumed Planned Premiums were invested to earn interest, after taxes, at 5% compounded annually. This is not a policy value. It is included for comparison purposes only.

  Because your circumstances will no doubt differ from those in the illustrations that follow, values under your policy will differ, in most cases substantially. Upon request, we will furnish you with a comparable illustration reflecting your proposed insured persons' issue ages, sex and underwriting risk classification, and the Total Sum Insured and annual Planned Premium amount requested.

PLAN: JOHN HANCOCK VARIABLE ESTATE PROTECTION (FLEXIBLE PREMIUM VARIABLE LIFE
    SURVIVORSHIP) $1,000,000 SUM INSURED ($500,000 BASIC SUM INSURED; $500,000 ADDITIONAL SUM INSURED) MALE, ISSUE AGE 55, PREFERRED UNDERWRITING CLASS FEMALE, ISSUE AGE 50, PREFERRED UNDERWRITING CLASS OPTION A DEATH BENEFIT NO GUARANTEED MINIMUM DEATH BENEFIT AFTER TENTH POLICY YEAR PLANNED PREMIUM:
    $15,969* USING CURRENT CHARGES


                                      Death Benefit                  Surrender Value
                             -------------------------------  ---------------- -------------
                                  Assuming hypothetical           Assuming hypothetical
End of    Planned Premiums       gross annual return of          gross annual return of
Policy     accumulated at    -------------------------------  ---------------- -------------
 Year    5% annual interest     0%         6%         12%       0%        6%          12%
-------  ------------------  ---------  ---------  ---------  -------  ------- --  -----------
   1            16,768       1,000,000  1,000,000  1,000,000   11,200     11,904      12,609
   2            34,374       1,000,000  1,000,000  1,000,000   23,392     25,562      27,821
   3            52,861       1,000,000  1,000,000  1,000,000   35,408     39,831      44,613
   4            72,271       1,000,000  1,000,000  1,000,000   47,487     54,981      63,401
   5            92,653       1,000,000  1,000,000  1,000,000   59,387     70,805      84,137
   6           114,053       1,000,000  1,000,000  1,000,000   72,165     88,429     108,166
   7           136,524       1,000,000  1,000,000  1,000,000   84,750    106,832     134,684
   8           160,118       1,000,000  1,000,000  1,000,000   97,138    126,044     163,944
   9           184,891       1,000,000  1,000,000  1,000,000  109,329    146,096     196,227
  10           210,904       1,000,000  1,000,000  1,000,000  121,315    167,017     231,841
  11           238,217       1,000,000  1,000,000  1,000,000  133,853    189,637     271,960
  12           266,895       1,000,000  1,000,000  1,000,000  146,158    213,221     316,208
  13           297,008       1,000,000  1,000,000  1,000,000  158,219    237,799     365,006
  14           328,626       1,000,000  1,000,000  1,000,000  170,017    263,398     418,818
  15           361,825       1,000,000  1,000,000  1,000,000  181,533    290,045     478,163
  16           396,684       1,000,000  1,000,000  1,044,599  192,738    317,766     543,590
  17           433,286       1,000,000  1,000,000  1,145,037  203,600    346,584     615,656
  18           471,718       1,000,000  1,000,000  1,251,940  214,076    376,522     694,995
  19           512,072       1,000,000  1,000,000  1,365,979  224,119    407,601     782,295
  20           554,444       1,000,000  1,000,000  1,487,825  233,667    439,841     878,299
  25           800,279       1,000,000  1,000,000  2,249,218  274,084    622,750   1,523,123
  30         1,114,034       1,000,000  1,115,312  3,366,197  288,814    842,289   2,542,168
  35         1,514,473       1,000,000  1,338,337  5,034,083  252,846  1,096,756   4,125,388


* The illustrations assume that Planned Premiums equal to $15,969.34 are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Guaranteed Minimum Death Benefit after the tenth Policy Year, or optional rider benefits are elected.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: JOHN HANCOCK VARIABLE ESTATE PROTECTION (FLEXIBLE PREMIUM VARIABLE LIFE
    SURVIVORSHIP) $1,000,000 SUM INSURED ($500,000 BASIC SUM INSURED; $500,000 ADDITIONAL SUM INSURED) MALE, ISSUE AGE 55, PREFERRED UNDERWRITING CLASS FEMALE, ISSUE AGE 50, PREFERRED UNDERWRITING CLASS OPTION B DEATH BENEFIT NO GUARANTEED MINIMUM DEATH BENEFIT AFTER TENTH POLICY YEAR PLANNED PREMIUM:
    $15,969* USING CURRENT CHARGES


                                      Death Benefit                 Surrender Value
                             -------------------------------  ---------------- -----------
                                  Assuming Hypothetical          Assuming Hypothetical
End of    Planned Premiums       Gross Annual Return of         Gross Annual Return of
Policy     Accumulated at    -------------------------------  ---------------- -----------
 Year    5% Annual Interest     0%         6%         12%       0%       6%         12%
-------  ------------------  ---------  ---------  ---------  -------  -------  -----------
   1            16,768       1,011,200  1,011,903  1,012,608   11,200   11,903      12,608
   2            34,374       1,023,390  1,025,560  1,027,818   23,390   25,560      27,818
   3            52,861       1,035,404  1,039,826  1,044,607   35,404   39,826      44,608
   4            72,271       1,047,479  1,054,973  1,063,391   47,479   54,973      63,391
   5            92,653       1,059,376  1,070,791  1,084,120   59,376   70,791      84,120
   6           114,053       1,072,148  1,088,407  1,108,139   72,148   88,407     108,139
   7           136,524       1,084,725  1,106,800  1,134,642   84,725  106,800     134,642
   8           160,118       1,097,104  1,125,997  1,163,880   97,104  125,997     163,880
   9           184,891       1,109,281  1,146,027  1,196,130  109,281  146,027     196,130
  10           210,904       1,121,247  1,166,917  1,231,695  121,247  166,917     231,695
  11           238,217       1,133,765  1,189,504  1,271,757  133,765  189,504     271,757
  12           266,895       1,146,040  1,213,036  1,315,916  146,040  213,036     315,916
  13           297,008       1,158,055  1,237,534  1,364,574  158,055  237,534     364,574
  14           328,626       1,169,786  1,263,013  1,418,169  169,786  263,013     418,169
  15           361,825       1,181,203  1,289,480  1,477,178  181,203  289,480     477,178
  16           396,684       1,192,268  1,316,938  1,542,120  192,268  316,938     542,120
  17           433,286       1,202,935  1,345,375  1,613,554  202,935  345,375     613,554
  18           471,718       1,213,142  1,374,768  1,692,085  213,142  374,768     692,085
  19           512,072       1,222,818  1,405,080  1,778,367  222,819  405,080     778,367
  20           554,444       1,231,875  1,436,249  1,873,102  231,875  436,249     873,102
  25           800,279       1,266,737  1,605,056  2,506,535  266,737  605,056   1,506,535
  30         1,114,034       1,265,989  1,777,283  3,501,773  265,989  777,283   2,501,773
  35         1,514,473       1,196,987  1,913,469  5,043,925  196,988  913,469   4,043,925


* The illustrations assume that Planned Premiums equal to $15,969.34 are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Guaranteed Minimum Death Benefit after the tenth Policy Year, or optional rider benefits are elected.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: JOHN HANCOCK VARIABLE ESTATE PROTECTION (FLEXIBLE PREMIUM VARIABLE LIFE
    SURVIVORSHIP) $1,000,000 SUM INSURED ($500,000 BASIC SUM INSURED; $500,000 ADDITIONAL SUM INSURED) MALE, ISSUE AGE 55, PREFERRED UNDERWRITING CLASS FEMALE, ISSUE AGE 50, PREFERRED UNDERWRITING CLASS OPTION A DEATH BENEFIT NO GUARANTEED MINIMUM DEATH BENEFIT AFTER TENTH POLICY YEAR PLANNED PREMIUM:
    $15,969* USING MAXIMUM CHARGES


                                      Death Benefit                 Surrender Value
                             -------------------------------  ---------------- -----------
                                  Assuming hypothetical          Assuming hypothetical
End of    Planned Premiums        gross annual return of         gross annual return of
Policy     accumulated at    -------------------------------  ---------------- -----------
 Year    5% annual interest     0%         6%         12%       0%       6%         12%
-------  ------------------  ---------  ---------  ---------  -------  -------  -----------
   1            16,768       1,000,000  1,000,000  1,000,000   10,901   11,594      12,287
   2            34,374       1,000,000  1,000,000  1,000,000   22,718   24,846      27,053
   3            52,861       1,000,000  1,000,000  1,000,000   34,245   38,562      43,214
   4            72,271       1,000,000  1,000,000  1,000,000   45,703   52,986      61,144
   5            92,653       1,000,000  1,000,000  1,000,000   56,834   67,882      80,746
   6           114,053       1,000,000  1,000,000  1,000,000   68,671   84,342     103,310
   7           136,524       1,000,000  1,000,000  1,000,000   80,120  101,308     127,969
   8           160,118       1,000,000  1,000,000  1,000,000   91,155  118,771     154,907
   9           184,891       1,000,000  1,000,000  1,000,000  101,747  136,720     184,335
  10           210,904       1,000,000  1,000,000  1,000,000  111,860  155,140     216,477
  11           238,217       1,000,000  1,000,000  1,000,000  121,960  174,547     252,154
  12           266,895       1,000,000  1,000,000  1,000,000  131,474  194,393     291,127
  13           297,008       1,000,000  1,000,000  1,000,000  140,331  214,633     333,707
  14           328,626       1,000,000  1,000,000  1,000,000  148,441  235,207     380,234
  15           361,825       1,000,000  1,000,000  1,000,000  155,697  256,044     431,104
  16           396,684       1,000,000  1,000,000  1,000,000  161,984  277,072     486,780
  17           433,286       1,000,000  1,000,000  1,018,580  167,116  298,160     547,664
  18           471,718       1,000,000  1,000,000  1,105,725  171,044  319,305     613,826
  19           512,072       1,000,000  1,000,000  1,197,018  173,563  340,382     685,532
  20           554,444       1,000,000  1,000,000  1,292,741  174,480  361,291     763,136
  25           800,279       1,000,000  1,000,000  1,849,337  144,641  458,581   1,252,332
  30         1,114,034       1,000,000  1,000,000  2,567,693    2,132  521,335   1,939,134
  35         1,514,473              **  1,000,000  3,503,540       **  494,468   2,871,120


 * The illustrations assume that Planned Premiums equal to $15,969.34 are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Guaranteed Minimum Death Benefit after the tenth Policy Year, or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: JOHN HANCOCK VARIABLE ESTATE PROTECTION (FLEXIBLE PREMIUM VARIABLE LIFE
    SURVIVORSHIP) $1,000,000 SUM INSURED ($500,000 BASIC SUM INSURED; $500,000 ADDITIONAL SUM INSURED) MALE, ISSUE AGE 55, PREFERRED UNDERWRITING CLASS FEMALE, ISSUE AGE 50, PREFERRED UNDERWRITING CLASS OPTION B DEATH BENEFIT NO GUARANTEED MINIMUM DEATH BENEFIT AFTER TENTH POLICY YEAR PLANNED PREMIUM:
    $15,969* USING MAXIMUM CHARGES


                                      Death Benefit                 Surrender Value
                             -------------------------------  ---------------- -----------
                                  Assuming hypothetical          Assuming hypothetical
End of    Planned Premiums        gross annual return of         gross annual return of
Policy     accumulated at    -------------------------------  ---------------- -----------
 Year    5% annual interest     0%         6%         12%       0%       6%         12%
-------  ------------------  ---------  ---------  ---------  -------  -------  -----------
   1            16,768       1,010,900  1,011,594  1,012,287   10,900   11,594      12,287
   2            34,374       1,022,715  1,024,843  1,027,050   22,715   24,843      27,050
   3            52,861       1,034,235  1,038,551  1,043,202   34,235   38,551      43,202
   4            72,271       1,045,678  1,052,957  1,061,110   45,678   52,957      61,110
   5            92,653       1,056,783  1,067,819  1,080,670   56,783   67,819      80,670
   6           114,053       1,068,576  1,084,222  1,103,160   68,576   84,222     103,160
   7           136,524       1,079,958  1,101,096  1,127,693   79,958  101,096     127,693
   8           160,118       1,090,893  1,118,417  1,154,431   90,893  118,417     154,431
   9           184,891       1,101,345  1,136,158  1,183,550  101,345  136,158     183,550
  10           210,904       1,111,265  1,154,278  1,215,228  111,265  154,278     215,228
  11           238,217       1,121,105  1,173,262  1,250,222  121,105  173,263     250,222
  12           266,895       1,130,274  1,192,525  1,288,210  130,274  192,525     288,210
  13           297,008       1,138,681  1,211,970  1,329,383  138,681  211,970     329,383
  14           328,626       1,146,208  1,231,469  1,373,923  146,208  231,469     373,923
  15           361,825       1,152,719  1,250,869  1,422,009  152,719  250,869     422,009
  16           396,684       1,158,064  1,269,994  1,473,820  158,064  269,994     473,820
  17           433,286       1,162,012  1,288,572  1,529,465  162,012  288,572     529,465
  18           471,718       1,164,496  1,306,488  1,589,234  164,496  306,488     589,234
  19           512,072       1,165,268  1,323,431  1,653,251  165,268  323,431     653,251
  20           554,444       1,164,099  1,339,095  1,721,671  164,099  339,095     721,671
  25           800,279       1,118,067  1,382,982  2,132,594  118,067  382,982   1,132,594
  30         1,114,034              **  1,303,944  2,644,892       **  303,944   1,644,892
  35         1,514,473              **         **  3,209,172       **       **   2,209,172


 * The illustrations assume that Planned Premiums equal to $15,969.34 are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Guaranteed Minimum Death Benefit after the tenth Policy Year, or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: JHVLICO VARIABLE ESTATE PROTECTION (FLEXIBLE PREMIUM VARIABLE LIFE
    SURVIVORSHIP) $500,000 TOTAL SUM INSURED MALE, ISSUE AGE 55, PREFERRED UNDERWRITING CLASS FEMALE, ISSUE AGE 50, PREFERRED UNDERWRITING CLASS OPTION A DEATH BENEFIT NO GUARANTEED MINIMUM DEATH BENEFIT AFTER TENTH POLICY YEAR PLANNED PREMIUM: $8,156* USING CURRENT CHARGES


                                    Death Benefit               Surrender Value
                             ---------------------------  -------------------- -------
                                Assuming hypothetical        Assuming hypothetical
End of    Planned Premiums     gross annual return of       gross annual return of
Policy     accumulated at    ---------------------------  -------------------- -------
 Year    5% annual interest    0%       6%        12%       0%       6%         12%
-------  ------------------  -------  -------  ---------  -------  -------  -- ---------
   1            8,564        500,000  500,000    500,000    4,292    4,576       4,860
   2           17,556        500,000  500,000    500,000   10,122   11,028      11,970
   3           26,998        500,000  500,000    500,000   15,058   16,934      18,960
   4           36,912        500,000  500,000    500,000   20,443   23,652      27,251
   5           47,322        500,000  500,000    500,000   25,749   30,669      36,402
   6           58,252        500,000  500,000    500,000   32,037   39,104      47,655
   7           69,728        500,000  500,000    500,000   38,231   47,913      60,073
   8           81,779        500,000  500,000    500,000   44,328   57,107      73,774
   9           94,432        500,000  500,000    500,000   50,328   66,703      88,890
  10          107,717        500,000  500,000    500,000   56,226   76,714     105,564
  11          121,667        500,000  500,000    500,000   62,669   87,839     124,672
  12          136,314        500,000  500,000    500,000   68,993   99,437     145,746
  13          151,694        500,000  500,000    500,000   75,192  111,522     168,983
  14          167,843        500,000  500,000    500,000   81,258  124,107     194,606
  15          184,799        500,000  500,000    500,000   87,179  137,206     222,858
  16          202,603        500,000  500,000    500,000   92,941  150,830     254,012
  17          221,297        500,000  500,000    536,277   98,530  164,990     288,342
  18          240,926        500,000  500,000    587,493  103,922  179,696     326,137
  19          261,536        500,000  500,000    642,094  109,095  194,957     367,727
  20          283,177        500,000  500,000    700,402  114,016  210,781     413,464
  25          408,735        500,000  500,000  1,064,419  134,937  300,440     720,802
  30          568,983        500,000  540,508  1,597,663  142,923  408,194   1,206,563
  35          773,504        500,000  650,986  2,393,352  125,472  533,477   1,961,331



* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy Year, or optional rider benefits are elected.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: JHVLICO VARIABLE ESTATE PROTECTION (FLEXIBLE PREMIUM VARIABLE LIFE
    SURVIVORSHIP) $500,000 TOTAL SUM INSURED MALE, ISSUE AGE 55, PREFERRED UNDERWRITING CLASS FEMALE, ISSUE AGE 50, PREFERRED UNDERWRITING CLASS OPTION B DEATH BENEFIT NO GUARANTEED MINIMUM DEATH BENEFIT AFTER TENTH POLICY YEAR PLANNED PREMIUM: $8,156* USING CURRENT CHARGES


                                    Death Benefit               Surrender Value
                             ---------------------------  -------------------- -------
                                Assuming hypothetical        Assuming hypothetical
End of    Planned Premiums     gross annual return of       gross annual return of
Policy     accumulated at    ---------------------------  -------------------- -------
 Year    5% annual interest    0%       6%        12%       0%       6%         12%
-------  ------------------  -------  -------  ---------  -------  -------  -- ---------
   1            8,564        504,292  504,576    504,860    4,292    4,576       4,860
   2           17,556        509,714  510,619    511,561   10,122   11,027      11,969
   3           26,998        515,057  516,932    518,957   15,057   16,932      18,957
   4           36,912        520,440  523,649    527,247   20,440   23,649      27,247
   5           47,322        525,744  530,663    536,395   25,744   30,663      36,395
   6           58,252        532,030  539,095    547,643   32,030   39,095      47,643
   7           69,728        538,220  547,898    560,054   38,220   47,898      60,054
   8           81,779        544,313  557,086    573,745   44,313   57,086      73,745
   9           94,432        550,306  566,673    588,846   50,306   66,673      88,847
  10          107,717        556,195  576,670    605,498   56,195   76,670     105,498
  11          121,667        562,629  587,779    624,581   62,629   87,779     124,581
  12          136,314        568,939  599,352    645,614   68,939   99,352     145,614
  13          151,694        575,116  611,400    668,787   75,116  111,400     168,787
  14          167,843        581,149  623,929    694,309   81,149  123,929     194,309
  15          184,799        587,023  636,943    722,406   87,023  136,943     222,406
  16          202,603        592,718  650,442    753,322   92,718  150,442     253,322
  17          221,297        598,212  664,421    787,323   98,212  164,421     287,323
  18          240,926        603,473  678,867    824,694  103,473  178,867     324,694
  19          261,536        608,467  693,761    865,744  108,467  193,761     365,744
  20          283,177        613,149  709,073    910,803  113,149  209,073     410,803
  25          408,735        631,340  791,944  1,211,876  131,340  291,944     711,876
  30          568,983        631,672  876,151  1,683,852  131,672  376,151   1,183,852
  35          773,504        597,828  941,871  2,412,890   97,828  441,872   1,912,891



* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy Year, or optional rider benefits are elected.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: JHVLICO VARIABLE ESTATE PROTECTION (FLEXIBLE PREMIUM VARIABLE LIFE
    SURVIVORSHIP) $500,000 TOTAL SUM INSURED MALE, ISSUE AGE 55, PREFERRED UNDERWRITING CLASS FEMALE, ISSUE AGE 50, PREFERRED UNDERWRITING CLASS OPTION A DEATH BENEFIT NO GUARANTEED MINIMUM DEATH BENEFIT AFTER TENTH POLICY YEAR PLANNED PREMIUM: $8,156* USING MAXIMUM CHARGES


                                    Death Benefit              Surrender Value
                             ---------------------------  -------------------- ------
                                Assuming hypothetical       Assuming hypothetical
End of    Planned Premiums     gross annual return of       gross annual return of
Policy     accumulated at    ---------------------------  -------------------- ------
 Year    5% annual interest    0%       6%        12%       0%      6%         12%
-------  ------------------  -------  -------  ---------  ------  -------  --- --------
   1            8,564        500,000  500,000    500,000   4,131    4,409       4,688
   2           17,556        500,000  500,000    500,000   9,764   10,647      11,563
   3           26,998        500,000  500,000    500,000  14,447   16,268      18,227
   4           36,912        500,000  500,000    500,000  19,515   22,615      26,081
   5           47,322        500,000  500,000    500,000  24,430   29,161      34,659
   6           58,252        500,000  500,000    500,000  30,243   37,008      45,172
   7           69,728        500,000  500,000    500,000  35,863   45,091      56,654
   8           81,779        500,000  500,000    500,000  41,277   53,403      69,187
   9           94,432        500,000  500,000    500,000  46,469   61,938      82,867
  10          107,717        500,000  500,000    500,000  51,422   70,687      97,794
  11          121,667        500,000  500,000    500,000  56,595   80,147     114,619
  12          136,314        500,000  500,000    500,000  61,470   89,811     132,982
  13          151,694        500,000  500,000    500,000  66,013   99,656     153,022
  14          167,843        500,000  500,000    500,000  70,178  109,650     174,895
  15          184,799        500,000  500,000    500,000  73,910  119,755     198,778
  16          202,603        500,000  500,000    500,000  77,153  129,930     224,879
  17          221,297        500,000  500,000    500,000  79,813  140,108     253,425
  18          240,926        500,000  500,000    512,772  81,864  150,283     284,658
  19          261,536        500,000  500,000    556,201  83,204  160,387     318,536
  20          283,177        500,000  500,000    601,713  83,736  170,364     355,206
  25          408,735        500,000  500,000    866,439  69,251  215,884     586,734
  30          568,983             **  500,000  1,207,606      **  240,694     911,990
  35          773,504             **  500,000  1,651,719      **  210,051   1,353,569



 * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy Year, or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: JHVLICO VARIABLE ESTATE PROTECTION (FLEXIBLE PREMIUM VARIABLE LIFE
    SURVIVORSHIP) $500,000 TOTAL SUM INSURED MALE, ISSUE AGE 55, PREFERRED UNDERWRITING CLASS FEMALE, ISSUE AGE 50, PREFERRED UNDERWRITING CLASS OPTION B DEATH BENEFIT NO GUARANTEED MINIMUM DEATH BENEFIT AFTER TENTH POLICY YEAR PLANNED PREMIUM: $8,156* USING MAXIMUM CHARGES


                                    Death Benefit             Surrender Value
                             ---------------------------  -------------------- ----
                                Assuming hypothetical      Assuming hypothetical
End of    Planned Premiums     gross annual return of      gross annual return of
Policy     accumulated at    ---------------------------  -------------------- ----
 Year    5% annual interest    0%       6%        12%       0%      6%        12%
-------  ------------------  -------  -------  ---------  ------  -------  --- ------
   1            8,564        504,130  504,409    504,687   4,130    4,409     4,687
   2           17,556        509,355  510,238    511,154   9,763   10,646    11,561
   3           26,998        514,443  516,263    518,222  14,443   16,263    18,222
   4           36,912        519,505  522,603    526,067  19,505   22,603    26,067
   5           47,322        524,408  529,134    534,626  24,408   29,134    34,626
   6           58,252        530,202  536,956    545,107  30,202   36,956    45,107
   7           69,728        535,792  544,997    556,534  35,792   44,997    56,534
   8           81,779        541,160  553,246    568,977  41,160   53,246    68,977
   9           94,432        546,288  561,687    582,518  46,288   61,687    82,518
  10          107,717        551,152  570,299    597,236  51,152   70,299    97,236
  11          121,667        556,204  579,565    613,752  56,204   79,565   113,752
  12          136,314        560,918  588,960    631,666  60,918   88,960   131,666
  13          151,694        565,249  598,436    651,063  65,249   98,436   151,063
  14          167,843        569,137  607,930    672,025  69,137  107,930   172,025
  15          184,799        572,515  617,363    694,627  72,515  117,363   194,627
  16          202,603        575,309  626,647    718,946  75,309  126,647   218,946
  17          221,297        577,401  635,646    745,023  77,401  135,646   245,023
  18          240,926        578,760  644,302    772,986  78,760  144,302   272,986
  19          261,536        579,260  652,459    802,879  79,260  152,459   302,879
  20          283,177        578,789  659,963    834,760  78,789  159,963   334,760
  25          408,735        556,505  680,285  1,024,827  56,505  180,285   524,827
  30          568,983             **  638,775  1,256,092      **  138,775   756,092
  35          773,504             **       **  1,498,010      **       **   998,010



 * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy Year, or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK.]

                          VARIABLE ESTATE PROTECTION II

   REVISED ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES, SURRENDER VALUES AND
                              ACCUMULATED PREMIUMS

  The following tables on pages 52 TO 61 replace the illustration in the John Hancock Variable Life Insurance Company Variable Estate Protection II Product Prospectus.

  The assumptions used for the revised illustration are generally the same as those described in the Variable Estate Protection II Product Prospectus. With respect to fees and expenses deducted from Trust assets, however, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of .71%, and (2) an assumed average asset charge for all other Trust-level operating expenses equivalent to an effective annual rate of
 .11%. These rates are the arithmetic average for all funds that are available as investment options. In other words, they are based on the hypothetical assumption that policy account values are allocated equally among the variable investment options.

  Tables are provided for each of the two death benefit options. The amounts shown are for the end of each policy year and assume that all of the account value is invested in funds that achieve investment returns at constant annual rates of 0%, 6% and 12% (i.e., before any fees or expenses deducted from Trust assets). After deduction of the average Trust-level fees and expenses (as described above) the corresponding net annual rates of return would be -.82%, 5.13% and 11.08%. Investment return reflects investment income and all realized and unrealized capital gains and losses.

  The actual rates associated with any policy will vary depending upon the actual allocation of policy values among the investment options. The charge shown above for all other Trust-level operating expenses reflects reimbursements to certain funds as described in the footnotes to the Fund expense table. We currently expect those reimbursement arrangements to continue indefinitely, but that is not guaranteed.

  The second column of each table shows the amount you would have at the end of each policy year if an amount equal to the assumed Planned Premiums were invested to earn interest, after taxes, at 5% compounded annually. This is not a policy value. It is included for comparison purposes only.

  Because your circumstances will no doubt differ from those in the illustrations that follow, values under your policy will differ, in most cases substantially. Upon request, we will furnish you with a comparable illustration reflecting the issue age, sex and underwriting risk classification of each of your proposed insured persons, and the Total Sum Insured and annual Planned Premium amount requested.

PLAN: VARIABLE ESTATE PROTECTION II (FLEXIBLE PREMIUM VARIABLE LIFE
    SURVIVORSHIP) $500,000 TOTAL SUM INSURED MALE, ISSUE AGE 55, PREFERRED UNDERWRITING CLASS FEMALE, ISSUE AGE 50, PREFERRED UNDERWRITING CLASS OPTION A DEATH BENEFIT GUIDELINE PREMIUM AND CASH VALUE CORRIDOR TEST
    NO GUARANTEED MINIMUM DEATH BENEFIT AFTER TENTH POLICY YEAR PLANNED PREMIUM:
    $8,156* USING CURRENT CHARGES


                                    Death Benefit               Surrender Value
                             ---------------------------  -------------------- -------
                                Assuming hypothetical        Assuming hypothetical
End of    Planned Premiums     gross annual return of       gross annual return of
Policy     accumulated at    ---------------------------  -------------------- -------
 Year    5% annual interest    0%       6%        12%       0%       6%         12%
-------  ------------------  -------  -------  ---------  -------  -------  -- ---------
   1            8,564        500,000  500,000    500,000    4,283    4,566       4,850
   2           17,556        500,000  500,000    500,000   10,095   10,998      11,936
   3           26,998        500,000  500,000    500,000   15,004   16,873      18,887
   4           36,912        500,000  500,000    500,000   20,352   23,546      27,121
   5           47,322        500,000  500,000    500,000   25,612   30,504      36,192
   6           58,252        500,000  500,000    500,000   31,847   38,864      47,337
   7           69,728        500,000  500,000    500,000   37,976   47,579      59,614
   8           81,779        500,000  500,000    500,000   43,999   56,660      73,136
   9           94,432        500,000  500,000    500,000   49,915   66,121      88,026
  10          107,717        500,000  500,000    500,000   55,721   75,974     104,422
  11          121,667        500,000  500,000    500,000   62,061   86,914     123,189
  12          136,314        500,000  500,000    500,000   68,274   98,299     143,849
  13          151,694        500,000  500,000    500,000   74,352  110,141     166,589
  14          167,843        500,000  500,000    500,000   80,287  122,452     191,616
  15          184,799        500,000  500,000    500,000   86,069  135,241     219,160
  16          202,603        500,000  500,000    500,000   92,148  149,267     250,736
  17          221,297        500,000  500,000    500,000   98,068  163,896     285,673
  18          240,926        500,000  500,000    500,000  103,807  179,142     324,340
  19          261,536        500,000  500,000    500,000  109,339  195,020     367,157
  20          283,177        500,000  500,000    500,000  114,633  211,545     414,601
  25          408,735        500,000  500,000    778,830  137,609  306,250     741,743
  30          568,983        500,000  500,000  1,349,037  147,952  423,789   1,284,797
  35          773,504        500,000  604,624  2,288,241  133,255  575,832   2,179,277



* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy Year, or optional rider benefits are elected.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: VARIABLE ESTATE PROTECTION II (FLEXIBLE PREMIUM VARIABLE LIFE
    SURVIVORSHIP) $500,000 TOTAL SUM INSURED MALE, ISSUE AGE 55, PREFERRED UNDERWRITING CLASS FEMALE, ISSUE AGE 50, PREFERRED UNDERWRITING CLASS OPTION B DEATH BENEFIT GUIDELINE PREMIUM AND CASH VALUE CORRIDOR TEST
    NO GUARANTEED MINIMUM DEATH BENEFIT AFTER TENTH POLICY YEAR PLANNED PREMIUM:
    $8,156* USING CURRENT CHARGES


                                    Death Benefit               Surrender Value
                             ---------------------------  -------------------- -------
                                Assuming hypothetical        Assuming hypothetical
End of    Planned Premiums     gross annual return of       gross annual return of
Policy     accumulated at    ---------------------------  -------------------- -------
 Year    5% annual interest    0%       6%        12%       0%       6%         12%
-------  ------------------  -------  -------  ---------  -------  -------  -- ---------
   1            8,564        504,283  504,566    504,850    4,283    4,566       4,850
   2           17,556        509,686  510,590    511,527   10,094   10,997      11,935
   3           26,998        515,002  516,871    518,885   15,002   16,871      18,885
   4           36,912        520,349  523,542    527,117   20,349   23,542      27,117
   5           47,322        525,608  530,498    536,185   25,608   30,498      36,185
   6           58,252        531,840  538,855    547,325   31,840   38,855      47,325
   7           69,728        537,966  547,565    559,596   37,966   47,565      59,596
   8           81,779        543,984  556,639    573,107   43,984   56,639      73,107
   9           94,432        549,893  566,090    587,983   49,893   66,090      87,983
  10          107,717        555,690  575,929    604,357   55,690   75,929     104,357
  11          121,667        562,022  586,854    623,100   62,022   86,854     123,100
  12          136,314        568,220  598,216    643,719   68,220   98,216     143,719
  13          151,694        574,277  610,021    666,395   74,277  110,021     166,395
  14          167,843        580,180  622,276    691,324   80,180  122,276     191,324
  15          184,799        585,915  634,982    718,716   85,915  134,982     218,716
  16          202,603        591,927  648,884    750,056   91,927  148,884     250,056
  17          221,297        597,752  663,332    784,636   97,752  163,332     284,636
  18          240,926        603,359  678,317    822,770  103,359  178,317     322,770
  19          261,536        608,711  693,826    864,798  108,711  193,826     364,798
  20          283,177        613,762  709,832    911,087  113,762  209,832     411,087
  25          408,735        633,937  797,588  1,223,749  133,937  297,588     723,749
  30          568,983        636,301  889,538  1,722,895  136,301  389,538   1,222,895
  35          773,504        604,121  966,478  2,509,427  104,121  466,478   2,009,427



* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy Year, or optional rider benefits are elected.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: VARIABLE ESTATE PROTECTION II (FLEXIBLE PREMIUM VARIABLE LIFE
    SURVIVORSHIP) $500,000 TOTAL SUM INSURED MALE, ISSUE AGE 55, PREFERRED UNDERWRITING CLASS FEMALE, ISSUE AGE 50, PREFERRED UNDERWRITING CLASS OPTION A DEATH BENEFIT GUIDELINE PREMIUM AND CASH VALUE CORRIDOR TEST
    NO GUARANTEED MINIMUM DEATH BENEFIT AFTER TENTH POLICY YEAR PLANNED PREMIUM:
    $8,156* USING MAXIMUM CHARGES


                                    Death Benefit              Surrender Value
                             ---------------------------  -------------------- ------
                                Assuming hypothetical       Assuming hypothetical
End of    Planned Premiums     gross annual return of       gross annual return of
Policy     accumulated at    ---------------------------  -------------------- ------
 Year    5% annual interest    0%       6%        12%       0%      6%         12%
-------  ------------------  -------  -------  ---------  ------  -------  --- --------
   1            8,564        500,000  500,000    500,000   4,130    4,408       4,687
   2           17,556        500,000  500,000    500,000   9,762   10,644      11,561
   3           26,998        500,000  500,000    500,000  14,444   16,263      18,224
   4           36,912        500,000  500,000    500,000  19,511   22,608      26,077
   5           47,322        500,000  500,000    500,000  24,424   29,151      34,654
   6           58,252        500,000  500,000    500,000  30,236   36,995      45,167
   7           69,728        500,000  500,000    500,000  35,855   45,074      56,647
   8           81,779        500,000  500,000    500,000  41,267   53,381      69,179
   9           94,432        500,000  500,000    500,000  46,457   61,911      82,857
  10          107,717        500,000  500,000    500,000  51,409   70,654      97,783
  11          121,667        500,000  500,000    500,000  56,579   80,107     114,606
  12          136,314        500,000  500,000    500,000  61,451   89,762     132,967
  13          151,694        500,000  500,000    500,000  65,992   99,598     153,005
  14          167,843        500,000  500,000    500,000  70,153  109,581     174,875
  15          184,799        500,000  500,000    500,000  73,882  119,674     198,754
  16          202,603        500,000  500,000    500,000  77,121  129,835     224,851
  17          221,297        500,000  500,000    500,000  79,775  139,997     253,392
  18          240,926        500,000  500,000    500,000  81,822  150,154     284,703
  19          261,536        500,000  500,000    500,000  83,156  160,237     319,124
  20          283,177        500,000  500,000    500,000  83,680  170,191     357,087
  25          408,735        500,000  500,000    648,337  69,143  215,534     617,464
  30          568,983             **  500,000  1,086,910      **  239,964   1,035,152
  35          773,504             **  500,000  1,769,417      **  208,337   1,685,159



 * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy Year, or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: VARIABLE ESTATE PROTECTION II (FLEXIBLE PREMIUM VARIABLE LIFE
    SURVIVORSHIP) $500,000 TOTAL SUM INSURED MALE, ISSUE AGE 55, PREFERRED UNDERWRITING CLASS FEMALE, ISSUE AGE 50, PREFERRED UNDERWRITING CLASS OPTION B DEATH BENEFIT GUIDELINE PREMIUM AND CASH VALUE CORRIDOR TEST
    NO GUARANTEED MINIMUM DEATH BENEFIT AFTER TENTH POLICY YEAR PLANNED PREMIUM:
    $8,156* USING MAXIMUM CHARGES


                                    Death Benefit             Surrender Value
                             ---------------------------  -------------------- ----
                                Assuming hypothetical      Assuming hypothetical
End of    Planned Premiums     gross annual return of      gross annual return of
Policy     accumulated at    ---------------------------  -------------------- ----
 Year    5% annual interest    0%       6%        12%       0%      6%        12%
-------  ------------------  -------  -------  ---------  ------  -------  --- ------
   1            8,564        504,129  504,408    504,686   4,129    4,408     4,686
   2           17,556        509,353  510,235    511,152   9,761   10,643    11,560
   3           26,998        514,440  516,258    518,219  14,440   16,258    18,219
   4           36,912        519,500  522,596    526,063  19,500   22,596    26,063
   5           47,322        524,402  529,124    534,621  24,402   29,124    34,621
   6           58,252        530,195  536,943    545,101  30,195   36,943    45,101
   7           69,728        535,783  544,981    556,527  35,783   44,981    56,527
   8           81,779        541,150  553,224    568,969  41,150   53,224    68,969
   9           94,432        546,276  561,660    582,509  46,276   61,660    82,509
  10          107,717        551,139  570,267    597,225  51,139   70,267    97,225
  11          121,667        556,188  579,525    613,739  56,188   79,525   113,739
  12          136,314        560,899  588,912    631,651  60,899   88,912   131,651
  13          151,694        565,227  598,379    651,046  65,227   98,379   151,046
  14          167,843        569,113  607,862    672,005  69,113  107,862   172,005
  15          184,799        572,487  617,283    694,603  72,487  117,283   194,603
  16          202,603        575,277  626,554    718,919  75,277  126,554   218,919
  17          221,297        577,365  635,539    744,990  77,365  135,539   244,990
  18          240,926        578,719  644,178    772,947  78,719  144,178   272,947
  19          261,536        579,214  652,316    802,833  79,214  152,316   302,833
  20          283,177        578,736  659,800    834,706  78,736  159,800   334,706
  25          408,735        556,409  679,984  1,024,700  56,409  179,984   524,700
  30          568,983             **  638,257  1,255,794      **  138,257   755,794
  35          773,504             **       **  1,497,344      **       **   997,344



 * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy Year, or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: VARIABLE ESTATE PROTECTION II (FLEXIBLE PREMIUM VARIABLE LIFE
    SURVIVORSHIP) $500,000 TOTAL SUM INSURED MALE, ISSUE AGE 55, PREFERRED UNDERWRITING CLASS FEMALE, ISSUE AGE 50, PREFERRED UNDERWRITING CLASS OPTION A DEATH BENEFIT CASH VALUE ACCUMULATION TEST
    NO GUARANTEED MINIMUM DEATH BENEFIT AFTER TENTH POLICY YEAR PLANNED PREMIUM:
    $8,156* USING CURRENT CHARGES


                                    Death Benefit               Surrender Value
                             ---------------------------  -------------------- -------
                                Assuming hypothetical        Assuming hypothetical
End of    Planned Premiums     gross annual return of       gross annual return of
Policy     accumulated at    ---------------------------  -------------------- -------
 Year    5% annual interest    0%       6%        12%       0%       6%         12%
-------  ------------------  -------  -------  ---------  -------  -------  -- ---------
   1            8,564        500,000  500,000    500,000    4,283    4,566       4,850
   2           17,556        500,000  500,000    500,000   10,095   10,998      11,936
   3           26,998        500,000  500,000    500,000   15,004   16,873      18,887
   4           36,912        500,000  500,000    500,000   20,352   23,546      27,121
   5           47,322        500,000  500,000    500,000   25,612   30,504      36,192
   6           58,252        500,000  500,000    500,000   31,847   38,864      47,337
   7           69,728        500,000  500,000    500,000   37,976   47,579      59,614
   8           81,779        500,000  500,000    500,000   43,999   56,660      73,136
   9           94,432        500,000  500,000    500,000   49,915   66,121      88,026
  10          107,717        500,000  500,000    500,000   55,721   75,974     104,422
  11          121,667        500,000  500,000    500,000   62,061   86,914     123,189
  12          136,314        500,000  500,000    500,000   68,274   98,299     143,849
  13          151,694        500,000  500,000    500,000   74,352  110,141     166,589
  14          167,843        500,000  500,000    500,000   80,287  122,452     191,616
  15          184,799        500,000  500,000    500,000   86,069  135,241     219,160
  16          202,603        500,000  500,000    500,000   92,148  149,267     250,736
  17          221,297        500,000  500,000    531,271   98,068  163,896     285,650
  18          240,926        500,000  500,000    584,030  103,807  179,142     324,215
  19          261,536        500,000  500,000    640,460  109,339  195,020     366,791
  20          283,177        500,000  500,000    700,916  114,633  211,545     413,767
  25          408,735        500,000  500,000  1,082,040  137,609  306,250     732,734
  30          568,983        500,000  558,933  1,649,014  147,952  422,109   1,245,344
  35          773,504        500,000  682,220  2,508,108  133,255  559,074   2,055,373



* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy Year, or optional rider benefits are elected.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: VARIABLE ESTATE PROTECTION II (FLEXIBLE PREMIUM VARIABLE LIFE
    SURVIVORSHIP) $500,000 TOTAL SUM INSURED MALE, ISSUE AGE 55, PREFERRED UNDERWRITING CLASS FEMALE, ISSUE AGE 50, PREFERRED UNDERWRITING CLASS OPTION B DEATH BENEFIT CASH VALUE ACCUMULATION TEST
    NO GUARANTEED MINIMUM DEATH BENEFIT AFTER TENTH POLICY YEAR PLANNED PREMIUM:
    $8,156* USING CURRENT CHARGES


                                    Death Benefit               Surrender Value
                             ---------------------------  -------------------- -------
                                Assuming hypothetical        Assuming hypothetical
End of    Planned Premiums     gross annual return of       gross annual return of
Policy     accumulated at    ---------------------------  -------------------- -------
 Year    5% annual interest    0%       6%        12%       0%       6%         12%
-------  ------------------  -------  -------  ---------  -------  -------  -- ---------
   1            8,564        504,283  504,566    504,850    4,283    4,566       4,850
   2           17,556        509,686  510,590    511,527   10,094   10,997      11,935
   3           26,998        515,002  516,871    518,885   15,002   16,871      18,885
   4           36,912        520,349  523,542    527,117   20,349   23,542      27,117
   5           47,322        525,608  530,498    536,185   25,608   30,498      36,185
   6           58,252        531,840  538,855    547,325   31,840   38,855      47,325
   7           69,728        537,966  547,565    559,596   37,966   47,565      59,596
   8           81,779        543,984  556,639    573,107   43,984   56,639      73,107
   9           94,432        549,893  566,090    587,983   49,893   66,090      87,983
  10          107,717        555,690  575,929    604,357   55,690   75,929     104,357
  11          121,667        562,022  586,854    623,100   62,022   86,854     123,100
  12          136,314        568,220  598,216    643,719   68,220   98,216     143,719
  13          151,694        574,277  610,021    666,395   74,277  110,021     166,395
  14          167,843        580,180  622,276    691,324   80,180  122,276     191,324
  15          184,799        585,915  634,982    718,716   85,915  134,982     218,716
  16          202,603        591,927  648,884    750,056   91,927  148,884     250,056
  17          221,297        597,752  663,332    784,636   97,752  163,332     284,636
  18          240,926        603,359  678,317    822,770  103,359  178,317     322,770
  19          261,536        608,711  693,826    864,798  108,711  193,826     364,798
  20          283,177        613,762  709,832    911,087  113,762  209,832     411,087
  25          408,735        633,937  797,588  1,223,749  133,937  297,588     723,749
  30          568,983        636,301  889,538  1,722,895  136,301  389,538   1,222,895
  35          773,504        604,121  966,478  2,509,427  104,121  466,478   2,009,427



* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy Year, or optional rider benefits are elected.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: VARIABLE ESTATE PROTECTION II (FLEXIBLE PREMIUM VARIABLE LIFE
    SURVIVORSHIP) $500,000 TOTAL SUM INSURED MALE, ISSUE AGE 55, PREFERRED UNDERWRITING CLASS FEMALE, ISSUE AGE 50, PREFERRED UNDERWRITING CLASS OPTION A DEATH BENEFIT CASH VALUE ACCUMULATION TEST
    NO GUARANTEED MINIMUM DEATH BENEFIT AFTER TENTH POLICY YEAR PLANNED PREMIUM:
    $8,156* USING MAXIMUM CHARGES


                                    Death Benefit              Surrender Value
                             ---------------------------  -------------------- ------
                                Assuming hypothetical       Assuming hypothetical
End of    Planned Premiums     gross annual return of       gross annual return of
Policy     accumulated at    ---------------------------  -------------------- ------
 Year    5% annual interest    0%       6%        12%       0%      6%         12%
-------  ------------------  -------  -------  ---------  ------  -------  --- --------
   1            8,564        500,000  500,000    500,000   4,130    4,408       4,687
   2           17,556        500,000  500,000    500,000   9,762   10,644      11,561
   3           26,998        500,000  500,000    500,000  14,444   16,263      18,224
   4           36,912        500,000  500,000    500,000  19,511   22,608      26,077
   5           47,322        500,000  500,000    500,000  24,424   29,151      34,654
   6           58,252        500,000  500,000    500,000  30,236   36,995      45,167
   7           69,728        500,000  500,000    500,000  35,855   45,074      56,647
   8           81,779        500,000  500,000    500,000  41,267   53,381      69,179
   9           94,432        500,000  500,000    500,000  46,457   61,911      82,857
  10          107,717        500,000  500,000    500,000  51,409   70,654      97,783
  11          121,667        500,000  500,000    500,000  56,579   80,107     114,606
  12          136,314        500,000  500,000    500,000  61,451   89,762     132,967
  13          151,694        500,000  500,000    500,000  65,992   99,598     153,005
  14          167,843        500,000  500,000    500,000  70,153  109,581     174,875
  15          184,799        500,000  500,000    500,000  73,882  119,674     198,754
  16          202,603        500,000  500,000    500,000  77,121  129,835     224,851
  17          221,297        500,000  500,000    500,000  79,775  139,997     253,392
  18          240,926        500,000  500,000    512,706  81,822  150,154     284,621
  19          261,536        500,000  500,000    556,132  83,156  160,237     318,497
  20          283,177        500,000  500,000    601,642  83,680  170,191     355,164
  25          408,735        500,000  500,000    866,359  69,143  215,534     586,680
  30          568,983             **  500,000  1,207,522      **  239,964     911,926
  35          773,504             **  500,000  1,651,637      **  208,337   1,353,503



 * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy Year, or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: VARIABLE ESTATE PROTECTION II (FLEXIBLE PREMIUM VARIABLE LIFE
    SURVIVORSHIP) $500,000 TOTAL SUM INSURED MALE, ISSUE AGE 55, PREFERRED UNDERWRITING CLASS FEMALE, ISSUE AGE 50, PREFERRED UNDERWRITING CLASS OPTION B DEATH BENEFIT CASH VALUE ACCUMULATION TEST
    NO GUARANTEED MINIMUM DEATH BENEFIT AFTER TENTH POLICY YEAR PLANNED PREMIUM:
    $8,156* USING MAXIMUM CHARGES


                                    Death Benefit             Surrender Value
                             ---------------------------  -------------------- ----
                                Assuming hypothetical      Assuming hypothetical
End of    Planned Premiums     gross annual return of      gross annual return of
Policy     accumulated at    ---------------------------  -------------------- ----
 Year    5% annual interest    0%       6%        12%       0%      6%        12%
-------  ------------------  -------  -------  ---------  ------  -------  --- ------
   1            8,564        504,129  504,408    504,686   4,129    4,408     4,686
   2           17,556        509,353  510,235    511,152   9,761   10,643    11,560
   3           26,998        514,440  516,258    518,219  14,440   16,258    18,219
   4           36,912        519,500  522,596    526,063  19,500   22,596    26,063
   5           47,322        524,402  529,124    534,621  24,402   29,124    34,621
   6           58,252        530,195  536,943    545,101  30,195   36,943    45,101
   7           69,728        535,783  544,981    556,527  35,783   44,981    56,527
   8           81,779        541,150  553,224    568,969  41,150   53,224    68,969
   9           94,432        546,276  561,660    582,509  46,276   61,660    82,509
  10          107,717        551,139  570,267    597,225  51,139   70,267    97,225
  11          121,667        556,188  579,525    613,739  56,188   79,525   113,739
  12          136,314        560,899  588,912    631,651  60,899   88,912   131,651
  13          151,694        565,227  598,379    651,046  65,227   98,379   151,046
  14          167,843        569,113  607,862    672,005  69,113  107,862   172,005
  15          184,799        572,487  617,283    694,603  72,487  117,283   194,603
  16          202,603        575,277  626,554    718,919  75,277  126,554   218,919
  17          221,297        577,365  635,539    744,990  77,365  135,539   244,990
  18          240,926        578,719  644,178    772,947  78,719  144,178   272,947
  19          261,536        579,214  652,316    802,833  79,214  152,316   302,833
  20          283,177        578,736  659,800    834,706  78,736  159,800   334,706
  25          408,735        556,409  679,984  1,024,700  56,409  179,984   524,700
  30          568,983             **  638,257  1,255,794      **  138,257   755,794
  35          773,504             **       **  1,497,344      **       **   997,344



 * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy Year, or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK.]

                                     FLEX-V2

   REVISED ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES, SURRENDER VALUES AND
                              ACCUMULATED PREMIUMS

  The following tables on pages 62 TO 67 replace the illustration in the John Hancock Life Insurance Company ("JOHN HANCOCK") Flex V-2 Product Prospectus.
 The tables on pages 68 TO 73 replace the illustration in the John Hancock Variable Life Insurance Company ("JHVLICO") Flex V-2 Product Prospectus.

  The assumptions used for the revised illustrations are generally the same as those described in the respective Flex V-1 Product Prospectus. With respect to fees and expenses deducted from Trust assets, however, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of .66%, and (2) an assumed average asset charge for all other Trust- level operating expenses equivalent to an effective annual rate of .11%. These rates are the arithmetic average for all funds that are available as investment options. In other words, they are based on the hypothetical assumption that policy account values are allocated equally among the variable investment options.

  Tables are provided for each of the three death benefit options. The amounts shown are for the end of each policy year and assume that all of the account value is invested in funds that achieve investment returns at constant annual rates of 0%, 6% and 12% (i.e., before any fees or expenses deducted from Trust assets). After deduction of the average Trust-level fees and expenses (as described above) the corresponding net annual rates of return would be -.77%, 5.18% and 11.14%. Investment return reflects investment income and all realized and unrealized capital gains and losses.

  The actual rates associated with any policy will vary depending upon the actual allocation of policy values among the investment options. The charge shown above for all other Trust-level operating expenses reflects reimbursements to certain funds as described in the footnotes to the Fund expense table. We currently expect those reimbursement arrangements to continue indefinitely, but that is not guaranteed.

  The second column of each table shows the amount you would have at the end of each policy year if an amount equal to the assumed Required Premiums were invested to earn interest, after taxes, at 5% compounded annually. This is not a policy value. It is included for comparison purposes only.

  Because your circumstances will no doubt differ from those in the illustrations that follow, values under your policy will differ, in most cases substantially. Upon request, we will furnish you with a comparable illustration reflecting your proposed insured person's issue age, sex and underwriting risk classification, and the Guaranteed Death Benefit and annual Required Premium amount requested.

JOHN HANCOCK FLEX V-2

DEATH BENEFIT OPTION 1: --LEVEL DEATH BENEFIT ILLUSTRATION ASSUMES CURRENT
CHARGES

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT): $100,000 $900 BASE POLICY PREMIUM (1)


                                 Death Benefit                  Account Value                 Surrender Value
                         -----------------------------  ---------------------- -------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  ---------------------- -------  -----------------------------
 Year     Per Year (2)   0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  -- -------  --------  --------  -----------
   1            945      100,000   100,000    100,000      323        356        390        0          0           0
   2          1,937      100,000   100,000    100,000      873        967      1,066      303        397         496
   3          2,979      100,000   100,000    100,000    1,406      1,596      1,803      701        891       1,098
   4          4,073      100,000   100,000    100,000    1,920      2,243      2,606    1,080      1,403       1,766
   5          5,222      100,000   100,000    100,000    2,415      2,906      3,481    1,740      2,231       2,806
   6          6,428      100,000   100,000    100,000    2,891      3,587      4,434    2,081      2,777       3,624
   7          7,694      100,000   100,000    100,000    3,343      4,282      5,472    2,533      3,472       4,662
   8          9,024      100,000   100,000    100,000    3,774      4,994      6,604    3,054      4,274       5,884
   9         10,420      100,000   100,000    100,000    4,179      5,719      7,837    3,549      5,089       7,207
  10         11,886      100,000   100,000    100,000    4,571      6,473      9,202    4,031      5,933       8,662
  11         13,425      100,000   100,000    100,000    4,982      7,292     10,747    4,532      6,842      10,297
  12         15,042      100,000   100,000    100,000    5,369      8,131     12,441    5,054      7,816      12,126
  13         16,739      100,000   100,000    100,000    5,729      8,991     14,303    5,549      8,811      14,123
  14         18,521      100,000   100,000    100,000    6,063      9,872     16,350    6,063      9,872      16,350
  15         20,392      100,000   100,000    100,000    6,367     10,773     18,602    6,367     10,773      18,602
  16         22,356      100,000   100,000    100,000    6,641     11,694     21,083    6,641     11,694      21,083
  17         24,419      100,000   100,000    100,000    6,875     12,628     23,811    6,875     12,628      23,811
  18         26,585      100,000   100,000    100,000    7,064     13,569     26,813    7,064     13,569      26,813
  19         28,859      100,000   100,000    100,000    7,201     14,515     30,119    7,201     14,515      30,119
  20         31,247      100,000   100,000    100,000    7,281     15,460     33,762    7,281     15,460      33,762
  25         45,102      100,000   100,000    100,000    6,602     20,007     58,691    6,602     20,007      58,691
  30         62,785      100,000   100,000    121,542    3,204     23,538    101,285    3,204     23,538     101,285
  35         85,353      100,000   100,000    197,338        0     23,973    171,598        0     23,973     171,598
  40        142,504      100,000   100,000    301,256        0     35,006    286,910        0     35,006     286,910
  45        215,445      100,000   100,000    502,783        0     29,472    478,841        0     29,472     478,841


(1) Assumes annual premium payments of $900 per year until the premium recalculation at age 70 and annual recalculated premium amounts thereafter. If premiums are paid more frequently than annually, the above values shown would be affected.
(2) Assumes payment of recalculated annual premium amounts of $5,751 after age
  70. As indicated in note (3) below, the actual recalculated premium may be lower or higher than this amount.
(3) Assumes payment of recalculated premiums after age 70 in annual amounts of $8,404 at 0%, $5,751 at 6% and $0 at 12%, subject to any maximums required to maintain the Policy's status for federal income tax purposes.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

JOHN HANCOCK FLEX V-2

DEATH BENEFIT OPTION 1: LEVEL DEATH BENEFIT ILLUSTRATION ASSUMES MAXIMUM CHARGES

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT): $100,000 $900 BASE POLICY PREMIUM (1)


                                 Death Benefit                   Account Value                 Surrender Value
                         ------------------------------  --------------------- --------  -----------------------------
            Premiums      Assuming Hypothetical Gross     Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated     Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  ------------------------------  --------------------- --------  -----------------------------
 Year     Per Year (2)   0% Gross  6% Gross   12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  ---------  ---------  --------  --------  - --------  --------  --------  -----------
   1            945      100,000    100,000    100,000      276        307        339        0          0           0
   2          1,937      100,000    100,000    100,000      778        866        959        8         96         189
   3          2,979      100,000    100,000    100,000    1,264      1,441      1,634      359        536         729
   4          4,073      100,000    100,000    100,000    1,733      2,031      2,368      693        991       1,328
   5          5,222      100,000    100,000    100,000    2,182      2,635      3,167    1,007      1,460       1,992
   6          6,428      100,000    100,000    100,000    2,613      3,254      4,036    1,303      1,944       2,726
   7          7,694      100,000    100,000    100,000    3,021      3,884      4,980    1,811      2,674       3,770
   8          9,024      100,000    100,000    100,000    3,407      4,527      6,009    2,287      3,407       4,889
   9         10,420      100,000    100,000    100,000    3,769      5,181      7,126    2,839      4,251       6,196
  10         11,886      100,000    100,000    100,000    4,116      5,858      8,362    3,576      5,318       7,822
  11         13,425      100,000    100,000    100,000    4,437      6,547      9,710    3,987      6,097       9,260
  12         15,042      100,000    100,000    100,000    4,729      7,245     11,184    4,414      6,930      10,869
  13         16,739      100,000    100,000    100,000    4,993      7,953     12,795    4,813      7,773      12,615
  14         18,521      100,000    100,000    100,000    5,226      8,670     14,560    5,226      8,670      14,560
  15         20,392      100,000    100,000    100,000    5,425      9,392     16,493    5,425      9,392      16,493
  16         22,356      100,000    100,000    100,000    5,589     10,120     18,613    5,589     10,120      18,613
  17         24,419      100,000    100,000    100,000    5,711     10,848     20,937    5,711     10,848      20,937
  18         26,585      100,000    100,000    100,000    5,785     11,568     23,486    5,785     11,568      23,486
  19         28,859      100,000    100,000    100,000    5,807     12,279     26,284    5,807     12,279      26,284
  20         31,247      100,000    100,000    100,000    5,766     12,971     29,356    5,766     12,971      29,356
  25         45,102      100,000    100,000    100,000    4,407     15,918     50,141    4,407     15,918      50,141
  30         62,785      100,000    100,000    102,564       88     16,986     85,470       88     16,986      85,470
  35         85,353      100,000    100,000    166,579        0     13,263    144,852        0     13,263     144,852
  40        149,286      100,000    100,000    253,979        0     18,578    241,885        0     18,578     241,885
  45        230,884      100,000    100,000    423,713        0          0    403,536        0          0     403,536


(1) Assumes annual premium payments of $900 per year until the premium recalculation at age 70 and annual recalculated premium amounts thereafter. If premiums are paid more frequently than annually, the above values shown would be affected.
(2) Assumes payment of recalculated annual premium amounts of $7,184 after age
  70. As indicated in note (3) below, the actual recalculated premium may be lower or higher than this amount.
(3) Assumes payment of recalculated premiums after age 70 in annual amounts of $8,404 at 0%, $7,184 at 6% and $0 at 12%, subject to any maximums required to maintain the Policy's status for federal income tax purposes.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

JOHN HANCOCK FLEX V-2

DEATH BENEFIT OPTION 2: VARIABLE DEATH BENEFIT ILLUSTRATION ASSUMES CURRENT CHARGES

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT): $100,000 $900 BASE POLICY PREMIUM (1)


                                 Death Benefit                  Account Value                 Surrender Value
                         -----------------------------  ---------------------- -------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  ---------------------- -------  -----------------------------
 Year     Per Year (2)   0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  -- -------  --------  --------  -----------
   1            945      100,000   100,000    100,000      323        356        390        0          0           0
   2          1,937      100,000   100,000    100,000      873        967      1,066      303        397         496
   3          2,979      100,000   100,000    100,000    1,406      1,596      1,803      701        891       1,098
   4          4,073      100,000   100,000    100,000    1,920      2,243      2,606    1,080      1,403       1,766
   5          5,222      100,000   100,000    100,000    2,415      2,906      3,481    1,740      2,231       2,806
   6          6,428      100,000   100,000    100,000    2,891      3,587      4,434    2,081      2,777       3,624
   7          7,694      100,000   100,000    100,000    3,343      4,282      5,472    2,533      3,472       4,662
   8          9,024      100,000   100,000    100,000    3,774      4,994      6,604    3,054      4,274       5,884
   9         10,420      100,000   100,000    100,000    4,179      5,719      7,837    3,549      5,089       7,207
  10         11,886      100,000   100,000    100,000    4,571      6,473      9,202    4,031      5,933       8,662
  11         13,425      100,000   100,000    100,000    4,982      7,292     10,747    4,532      6,842      10,297
  12         15,042      100,000   100,000    100,000    5,369      8,131     12,441    5,054      7,816      12,126
  13         16,739      100,000   100,000    100,000    5,729      8,991     14,303    5,549      8,811      14,123
  14         18,521      100,000   100,000    100,000    6,063      9,872     16,350    6,063      9,872      16,350
  15         20,392      100,000   100,000    100,000    6,367     10,773     18,602    6,367     10,773      18,602
  16         22,356      100,000   100,000    100,216    6,641     11,694     21,083    6,641     11,694      21,083
  17         24,419      100,000   100,000    101,325    6,875     12,628     23,809    6,875     12,628      23,809
  18         26,585      100,000   100,000    102,665    7,064     13,569     26,802    7,064     13,569      26,802
  19         28,859      100,000   100,000    104,266    7,201     14,515     30,087    7,201     14,515      30,087
  20         31,247      100,000   100,000    106,159    7,281     15,460     33,693    7,281     15,460      33,693
  25         45,102      100,000   100,000    121,336    6,602     20,007     57,835    6,602     20,007      57,835
  30         62,785      100,000   100,000    150,904    3,204     23,538     96,853    3,204     23,538      96,853
  35         85,353      100,000   100,000    204,781        0     23,973    160,210        0     23,973     160,210
  40        142,504      100,000   100,746    293,184        0     34,517    266,241        0     34,517     266,241
  45        215,445      100,000   100,000    464,388        0     28,568    442,274        0     28,568     442,274


(1) Assumes annual premium payments of $900 per year until the premium recalculation at age 70 and annual recalculated premium amounts thereafter. If premiums are paid more frequently than annually, the above values shown would be affected.
(2) Assumes payment of recalculated annual premium amounts of $5,751 after age
  70. As indicated in note (3) below, the actual recalculated premium may be lower or higher than this amount.
(3) Assumes payment of recalculated premiums after age 70 in annual amounts of $8,404 at 0%, $5,751 at 6% and $0 at 12%, subject to any maximum required to maintain the Policy's status for federal income tax purposes.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

JOHN HANCOCK FLEX V-2

DEATH BENEFIT OPTION 2: VARIABLE DEATH BENEFIT ILLUSTRATION ASSUMES MAXIMUM CHARGES

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT): $100,000 $900 BASE POLICY PREMIUM (1)


                                 Death Benefit                  Account Value                 Surrender Value
                         -----------------------------  ---------------------- -------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  ---------------------- -------  -----------------------------
 Year     Per Year (2)   0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  -- -------  --------  --------  -----------
   1            945      100,000   100,000    100,000      276        307        339        0          0           0
   2          1,937      100,000   100,000    100,000      778        866        959        8         96         189
   3          2,979      100,000   100,000    100,000    1,264      1,441      1,634      359        536         729
   4          4,073      100,000   100,000    100,000    1,733      2,031      2,368      693        991       1,328
   5          5,222      100,000   100,000    100,000    2,182      2,635      3,167    1,007      1,460       1,992
   6          6,428      100,000   100,000    100,000    2,613      3,254      4,036    1,303      1,944       2,726
   7          7,694      100,000   100,000    100,000    3,021      3,884      4,980    1,811      2,674       3,770
   8          9,024      100,000   100,000    100,000    3,407      4,527      6,009    2,287      3,407       4,889
   9         10,420      100,000   100,000    100,000    3,769      5,181      7,126    2,839      4,251       6,196
  10         11,886      100,000   100,000    100,000    4,116      5,858      8,362    3,576      5,318       7,822
  11         13,425      100,000   100,000    100,000    4,437      6,547      9,710    3,987      6,097       9,260
  12         15,042      100,000   100,000    100,000    4,729      7,245     11,184    4,414      6,930      10,869
  13         16,739      100,000   100,000    100,000    4,993      7,953     12,795    4,813      7,773      12,615
  14         18,521      100,000   100,000    100,000    5,226      8,670     14,560    5,226      8,670      14,560
  15         20,392      100,000   100,000    100,000    5,425      9,392     16,493    5,425      9,392      16,493
  16         22,356      100,000   100,000    100,000    5,589     10,120     18,613    5,589     10,120      18,613
  17         24,419      100,000   100,000    100,000    5,711     10,848     20,937    5,711     10,848      20,937
  18         26,585      100,000   100,000    100,000    5,785     11,568     23,486    5,785     11,568      23,486
  19         28,859      100,000   100,000    100,463    5,807     12,279     26,284    5,807     12,279      26,284
  20         31,247      100,000   100,000    101,818    5,766     12,971     29,351    5,766     12,971      29,351
  25         45,102      100,000   100,000    113,242    4,407     15,918     49,741    4,407     15,918      49,741
  30         62,785      100,000   100,000    136,411       88     16,986     82,360       88     16,986      82,360
  35         85,353      100,000   100,000    179,413        0     13,263    134,842        0     13,263     134,842
  40        149,286      100,000   100,000    249,271        0     18,334    222,328        0     18,334     222,328
  45        230,884      100,000   100,000    388,038        0          0    367,240        0          0     367,240


(1) Assumes annual premium payments of $900 per year until the premium recalculation at age 70 and annual recalculated premium amounts thereafter. If premiums are paid more frequently than annually, the above values shown would be affected.
(2) Assumes payment of recalculated annual premium amounts of $7,184 after age
  70. As indicated in note (3) below, the actual recalculated premium may be lower or higher than this amount.
(3) Assumes payment of recalculated premiums after age 70 in annual amounts of $8,404 at 0%, $7,184 at 6% and $0 at 12%, subject to any maximums required to maintain the Policy's status for federal income tax purposes.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

JOHN HANCOCK FLEX V-2

DEATH BENEFIT OPTION 3: LEVEL DEATH BENEFIT WITH GREATER FUNDING ILLUSTRATION ASSUMES CURRENT CHARGES

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT): $100,000 $900 BASE POLICY PREMIUM (1)


                                 Death Benefit                  Account Value                 Surrender Value
                         -----------------------------  ---------------------- -------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  ---------------------- -------  -----------------------------
 Year     Per Year (2)   0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  -- -------  --------  --------  -----------
   1            945      100,000   100,000    100,000       323       356        390         0         0           0
   2          1,937      100,000   100,000    100,000       873       967      1,066       303       397         496
   3          2,979      100,000   100,000    100,000     1,406     1,596      1,803       701       891       1,098
   4          4,073      100,000   100,000    100,000     1,920     2,243      2,606     1,080     1,403       1,766
   5          5,222      100,000   100,000    100,000     2,415     2,906      3,481     1,740     2,231       2,806
   6          6,428      100,000   100,000    100,000     2,891     3,587      4,434     2,081     2,777       3,624
   7          7,694      100,000   100,000    100,000     3,343     4,282      5,472     2,533     3,472       4,662
   8          9,024      100,000   100,000    100,000     3,774     4,994      6,604     3,054     4,274       5,884
   9         10,420      100,000   100,000    100,000     4,179     5,719      7,837     3,549     5,089       7,207
  10         11,886      100,000   100,000    100,000     4,571     6,473      9,202     4,031     5,933       8,662
  11         13,425      100,000   100,000    100,000     4,982     7,292     10,747     4,532     6,842      10,297
  12         15,042      100,000   100,000    100,000     5,369     8,131     12,441     5,054     7,816      12,126
  13         16,739      100,000   100,000    100,000     5,729     8,991     14,303     5,549     8,811      14,123
  14         18,521      100,000   100,000    100,000     6,063     9,872     16,350     6,063     9,872      16,350
  15         20,392      100,000   100,000    100,000     6,367    10,773     18,602     6,367    10,773      18,602
  16         22,356      100,000   100,000    100,000     6,641    11,694     21,083     6,641    11,694      21,083
  17         24,419      100,000   100,000    100,000     6,875    12,628     23,811     6,875    12,628      23,811
  18         26,585      100,000   100,000    100,000     7,064    13,569     26,813     7,064    13,569      26,813
  19         28,859      100,000   100,000    100,000     7,201    14,515     30,119     7,201    14,515      30,119
  20         31,247      100,000   100,000    100,000     7,281    15,460     33,762     7,281    15,460      33,762
  25         45,102      100,000   100,000    113,707     6,602    20,007     58,518     6,602    20,007      58,518
  30         62,785      100,000   100,000    165,800     3,204    23,538     97,415     3,204    23,538      97,415
  35         85,353      100,000   100,000    236,943         0    23,973    156,542         0    23,973     156,542
  40        142,504      100,000   100,000    335,122    16,227    35,006    244,829    16,227    35,006     244,829
  45        215,445      100,000   100,000    472,183    31,005    50,394    373,977    31,005    50,394     373,977


(1) Assumes annual premium payments of $900 per year until the premium recalculation at age 70 and annual recalculated premium amounts thereafter. If premiums are paid more frequently than annually, the above values shown would be affected.
(2) Assumes payment of recalculated annual premium amounts of $5,751 after age
  70. As indicated in note (3) below, the actual recalculated premium may be lower or higher than this amount.
(3) Assumes payment of recalculated premiums after age 70 in annual amounts of $8,404 at 0%, $5,751 at 6% and $0 at 12%, subject to any maximums required to maintain the Policy's status for federal income tax purposes.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

JOHN HANCOCK FLEX V-2

DEATH BENEFIT OPTION 3: LEVEL DEATH BENEFIT WITH GREATER FUNDING ILLUSTRATION ASSUMES MAXIMUM CHARGES

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT): $100,000 $900 BASE POLICY PREMIUM (1)


                                 Death Benefit                  Account Value                 Surrender Value
                         -----------------------------  ---------------------- -------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  ---------------------- -------  -----------------------------
 Year     Per Year (2)   0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  -- -------  --------  --------  -----------
   1            945      100,000   100,000    100,000       276       307        339         0         0           0
   2          1,937      100,000   100,000    100,000       778       866        959         8        96         189
   3          2,979      100,000   100,000    100,000     1,264     1,441      1,634       359       536         729
   4          4,073      100,000   100,000    100,000     1,733     2,031      2,368       693       991       1,328
   5          5,222      100,000   100,000    100,000     2,182     2,635      3,167     1,007     1,460       1,992
   6          6,428      100,000   100,000    100,000     2,613     3,254      4,036     1,303     1,944       2,726
   7          7,694      100,000   100,000    100,000     3,021     3,884      4,980     1,811     2,674       3,770
   8          9,024      100,000   100,000    100,000     3,407     4,527      6,009     2,287     3,407       4,889
   9         10,420      100,000   100,000    100,000     3,769     5,181      7,126     2,839     4,251       6,196
  10         11,886      100,000   100,000    100,000     4,116     5,858      8,362     3,576     5,318       7,822
  11         13,425      100,000   100,000    100,000     4,437     6,547      9,710     3,987     6,097       9,260
  12         15,042      100,000   100,000    100,000     4,729     7,245     11,184     4,414     6,930      10,869
  13         16,739      100,000   100,000    100,000     4,993     7,953     12,795     4,813     7,773      12,615
  14         18,521      100,000   100,000    100,000     5,226     8,670     14,560     5,226     8,670      14,560
  15         20,392      100,000   100,000    100,000     5,425     9,392     16,493     5,425     9,392      16,493
  16         22,356      100,000   100,000    100,000     5,589    10,120     18,613     5,589    10,120      18,613
  17         24,419      100,000   100,000    100,000     5,711    10,848     20,937     5,711    10,848      20,937
  18         26,585      100,000   100,000    100,000     5,785    11,568     23,486     5,785    11,568      23,486
  19         28,859      100,000   100,000    100,000     5,807    12,279     26,284     5,807    12,279      26,284
  20         31,247      100,000   100,000    100,000     5,766    12,971     29,356     5,766    12,971      29,356
  25         45,102      100,000   100,000    100,000     4,407    15,918     50,141     4,407    15,918      50,141
  30         62,785      100,000   100,000    141,847        88    16,986     83,341        88    16,986      83,341
  35         85,353      100,000   100,000    202,116         0    13,263    133,533         0    13,263     133,533
  40        149,286      100,000   100,000    283,727     6,763    26,332    207,282     6,763    26,332     207,282
  45        230,884      100,000   100,000    395,986    12,058    44,092    313,628    12,058    44,092     313,628


(1) Assumes annual premium payments of $900 per year until the premium recalculation at age 70 and annual recalculated premium amounts thereafter. If premiums are paid more frequently than annually, the above values shown would be affected.
(2) Assumes payment of recalculated annual premium amounts of $7,184 after age
  70. As indicated in note (3) below, the actual recalculated premium may be lower or higher than this amount.
(3) Assumes payment of recalculated premiums after age 70 in annual amounts of $8,404 at 0%, $7,184 at 6% and $0 at 12%, subject to any maximums required to maintain the Policy's status for federal income tax purposes.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

JHVLICO FLEX V-2

DEATH BENEFIT OPTION 1: --LEVEL DEATH BENEFIT ILLUSTRATION ASSUMES CURRENT
CHARGES

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT): $100,000 $900 BASE POLICY PREMIUM (1)


                                 Death Benefit                  Account Value                 Surrender Value
                         -----------------------------  ---------------------- -------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  ---------------------- -------  -----------------------------
 Year     Per Year (2)   0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  -- -------  --------  --------  -----------
   1            945      100,000   100,000    100,000      323        356        390        0          0           0
   2          1,937      100,000   100,000    100,000      873        967      1,066      303        397         496
   3          2,979      100,000   100,000    100,000    1,406      1,596      1,803      701        891       1,098
   4          4,073      100,000   100,000    100,000    1,920      2,243      2,606    1,080      1,403       1,766
   5          5,222      100,000   100,000    100,000    2,415      2,906      3,481    1,740      2,231       2,806
   6          6,428      100,000   100,000    100,000    2,891      3,587      4,434    2,081      2,777       3,624
   7          7,694      100,000   100,000    100,000    3,343      4,282      5,472    2,533      3,472       4,662
   8          9,024      100,000   100,000    100,000    3,774      4,994      6,604    3,054      4,274       5,884
   9         10,420      100,000   100,000    100,000    4,179      5,719      7,837    3,549      5,089       7,207
  10         11,886      100,000   100,000    100,000    4,571      6,473      9,202    4,031      5,933       8,662
  11         13,425      100,000   100,000    100,000    4,982      7,292     10,747    4,532      6,842      10,297
  12         15,042      100,000   100,000    100,000    5,369      8,131     12,441    5,054      7,816      12,126
  13         16,739      100,000   100,000    100,000    5,729      8,991     14,303    5,549      8,811      14,123
  14         18,521      100,000   100,000    100,000    6,063      9,872     16,350    6,063      9,872      16,350
  15         20,392      100,000   100,000    100,000    6,367     10,773     18,602    6,367     10,773      18,602
  16         22,356      100,000   100,000    100,000    6,641     11,694     21,083    6,641     11,694      21,083
  17         24,419      100,000   100,000    100,000    6,875     12,628     23,811    6,875     12,628      23,811
  18         26,585      100,000   100,000    100,000    7,064     13,569     26,813    7,064     13,569      26,813
  19         28,859      100,000   100,000    100,000    7,201     14,515     30,119    7,201     14,515      30,119
  20         31,247      100,000   100,000    100,000    7,281     15,460     33,762    7,281     15,460      33,762
  25         45,102      100,000   100,000    100,000    6,602     20,007     58,691    6,602     20,007      58,691
  30         62,785      100,000   100,000    121,542    3,204     23,538    101,285    3,204     23,538     101,285
  35         85,353      100,000   100,000    197,338        0     23,973    171,598        0     23,973     171,598
  40        142,504      100,000   100,000    301,256        0     35,006    286,910        0     35,006     286,910
  45        215,445      100,000   100,000    502,783        0     29,472    478,841        0     29,472     478,841


(1) Assumes annual premium payments of $900 per year until the premium recalculation at age 70 and annual recalculated premium amounts thereafter. If premiums are paid more frequently than annually, the above values shown would be affected.
(2) Assumes payment of recalculated annual premium amounts of $5,751 after age
  70. As indicated in note (3) below, the actual recalculated premium may be lower or higher than this amount.
(3) Assumes payment of recalculated premiums after age 70 in annual amounts of $8,404 at 0%, $5,751 at 6% and $0 at 12%, subject to any maximums required to maintain the Policy's status for federal income tax purposes.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

JHVLICO FLEX V-2

DEATH BENEFIT OPTION 1: LEVEL DEATH BENEFIT ILLUSTRATION ASSUMES MAXIMUM CHARGES

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT): $100,000 $900 BASE POLICY PREMIUM (1)


                                 Death Benefit                   Account Value                 Surrender Value
                         ------------------------------  --------------------- --------  -----------------------------
            Premiums      Assuming Hypothetical Gross     Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated     Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  ------------------------------  --------------------- --------  -----------------------------
 Year     Per Year (2)   0% Gross  6% Gross   12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  ---------  ---------  --------  --------  - --------  --------  --------  -----------
   1            945      100,000    100,000    100,000      276        307        339        0          0           0
   2          1,937      100,000    100,000    100,000      778        866        959        8         96         189
   3          2,979      100,000    100,000    100,000    1,264      1,441      1,634      359        536         729
   4          4,073      100,000    100,000    100,000    1,733      2,031      2,368      693        991       1,328
   5          5,222      100,000    100,000    100,000    2,182      2,635      3,167    1,007      1,460       1,992
   6          6,428      100,000    100,000    100,000    2,613      3,254      4,036    1,303      1,944       2,726
   7          7,694      100,000    100,000    100,000    3,021      3,884      4,980    1,811      2,674       3,770
   8          9,024      100,000    100,000    100,000    3,407      4,527      6,009    2,287      3,407       4,889
   9         10,420      100,000    100,000    100,000    3,769      5,181      7,126    2,839      4,251       6,196
  10         11,886      100,000    100,000    100,000    4,107      5,846      8,344    3,567      5,306       7,804
  11         13,425      100,000    100,000    100,000    4,418      6,520      9,671    3,968      6,070       9,221
  12         15,042      100,000    100,000    100,000    4,700      7,200     11,114    4,385      6,885      10,799
  13         16,739      100,000    100,000    100,000    4,952      7,887     12,688    4,772      7,707      12,508
  14         18,521      100,000    100,000    100,000    5,172      8,579     14,406    5,172      8,579      14,406
  15         20,392      100,000    100,000    100,000    5,358      9,273     16,280    5,358      9,273      16,280
  16         22,356      100,000    100,000    100,000    5,507      9,968     18,327    5,507      9,968      18,327
  17         24,419      100,000    100,000    100,000    5,613     10,657     20,563    5,613     10,657      20,563
  18         26,585      100,000    100,000    100,000    5,671     11,335     23,003    5,671     11,335      23,003
  19         28,859      100,000    100,000    100,000    5,675     11,997     25,670    5,675     11,997      25,670
  20         31,247      100,000    100,000    100,000    5,617     12,633     28,584    5,617     12,633      28,584
  25         45,102      100,000    100,000    100,000    4,168     15,192     47,965    4,168     15,192      47,965
  30         62,785      100,000    100,000    100,000        0     15,626     79,940        0     15,626      79,940
  35         85,353      100,000    100,000    153,083        0     10,932    133,116        0     10,932     133,116
  40        150,406      100,000    100,000    229,191        0     14,560    218,277        0     14,560     218,277
  45        233,433      100,000    100,000    375,346        0          0    357,472        0          0     357,472


(1) Assumes annual premium payments of $900 per year until the premium recalculation at age 70 and annual recalculated premium amounts thereafter. If premiums are paid more frequently than annually, the above values shown would be affected.
(2) Assumes payment of recalculated annual premium amounts of $7,184 after age
  70. As indicated in note (3) below, the actual recalculated premium may be lower or higher than this amount.
(3) Assumes payment of recalculated premiums after age 70 in annual amounts of $8,404 at 0%, $7,184 at 6% and $0 at 12%, subject to any maximums required to maintain the Policy's status for federal income tax purposes.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

JHVLICO FLEX V-2

DEATH BENEFIT OPTION 2: VARIABLE DEATH BENEFIT ILLUSTRATION ASSUMES CURRENT CHARGES

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT): $100,000 $900 BASE POLICY PREMIUM (1)


                                 Death Benefit                  Account Value                 Surrender Value
                         -----------------------------  ---------------------- -------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  ---------------------- -------  -----------------------------
 Year     Per Year (2)   0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  -- -------  --------  --------  -----------
   1            945      100,000   100,000    100,000      323        356        390        0          0           0
   2          1,937      100,000   100,000    100,000      873        967      1,066      303        397         496
   3          2,979      100,000   100,000    100,000    1,406      1,596      1,803      701        891       1,098
   4          4,073      100,000   100,000    100,000    1,920      2,243      2,606    1,080      1,403       1,766
   5          5,222      100,000   100,000    100,000    2,415      2,906      3,481    1,740      2,231       2,806
   6          6,428      100,000   100,000    100,000    2,891      3,587      4,434    2,081      2,777       3,624
   7          7,694      100,000   100,000    100,000    3,343      4,282      5,472    2,533      3,472       4,662
   8          9,024      100,000   100,000    100,000    3,774      4,994      6,604    3,054      4,274       5,884
   9         10,420      100,000   100,000    100,000    4,179      5,719      7,837    3,549      5,089       7,207
  10         11,886      100,000   100,000    100,000    4,571      6,473      9,202    4,031      5,933       8,662
  11         13,425      100,000   100,000    100,000    4,982      7,292     10,747    4,532      6,842      10,297
  12         15,042      100,000   100,000    100,000    5,369      8,131     12,441    5,054      7,816      12,126
  13         16,739      100,000   100,000    100,000    5,729      8,991     14,303    5,549      8,811      14,123
  14         18,521      100,000   100,000    100,000    6,063      9,872     16,350    6,063      9,872      16,350
  15         20,392      100,000   100,000    100,000    6,367     10,773     18,602    6,367     10,773      18,602
  16         22,356      100,000   100,000    100,216    6,641     11,694     21,083    6,641     11,694      21,083
  17         24,419      100,000   100,000    101,325    6,875     12,628     23,809    6,875     12,628      23,809
  18         26,585      100,000   100,000    102,665    7,064     13,569     26,802    7,064     13,569      26,802
  19         28,859      100,000   100,000    104,266    7,201     14,515     30,087    7,201     14,515      30,087
  20         31,247      100,000   100,000    106,159    7,281     15,460     33,693    7,281     15,460      33,693
  25         45,102      100,000   100,000    121,336    6,602     20,007     57,835    6,602     20,007      57,835
  30         62,785      100,000   100,000    150,904    3,204     23,538     96,853    3,204     23,538      96,853
  35         85,353      100,000   100,000    204,781        0     23,973    160,210        0     23,973     160,210
  40        142,504      100,000   100,746    293,184        0     34,517    266,241        0     34,517     266,241
  45        215,445      100,000   100,000    464,388        0     28,568    442,274        0     28,568     442,274


(1) Assumes annual premium payments of $900 per year until the premium recalculation at age 70 and annual recalculated premium amounts thereafter. If premiums are paid more frequently than annually, the above values shown would be affected.
(2) Assumes payment of recalculated annual premium amounts of $5,751 after age
  70. As indicated in note (3) below, the actual recalculated premium may be lower or higher than this amount.
(3) Assumes payment of recalculated premiums after age 70 in annual amounts of $8,404 at 0%, $5,751 at 6% and $0 at 12%, subject to any maximum required to maintain the Policy's status for federal income tax purposes.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

JHVLICO FLEX V-2

DEATH BENEFIT OPTION 2: VARIABLE DEATH BENEFIT ILLUSTRATION ASSUMES MAXIMUM CHARGES

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT): $100,000 $900 BASE POLICY PREMIUM (1)


                                 Death Benefit                  Account Value                 Surrender Value
                         -----------------------------  ---------------------- -------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  ---------------------- -------  -----------------------------
 Year     Per Year (2)   0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  -- -------  --------  --------  -----------
   1            945      100,000   100,000    100,000      276        307        339        0          0           0
   2          1,937      100,000   100,000    100,000      778        866        959        8         96         189
   3          2,979      100,000   100,000    100,000    1,264      1,441      1,634      359        536         729
   4          4,073      100,000   100,000    100,000    1,733      2,031      2,368      693        991       1,328
   5          5,222      100,000   100,000    100,000    2,182      2,635      3,167    1,007      1,460       1,992
   6          6,428      100,000   100,000    100,000    2,613      3,254      4,036    1,303      1,944       2,726
   7          7,694      100,000   100,000    100,000    3,021      3,884      4,980    1,811      2,674       3,770
   8          9,024      100,000   100,000    100,000    3,407      4,527      6,009    2,287      3,407       4,889
   9         10,420      100,000   100,000    100,000    3,769      5,181      7,126    2,839      4,251       6,196
  10         11,886      100,000   100,000    100,000    4,107      5,846      8,344    3,567      5,306       7,804
  11         13,425      100,000   100,000    100,000    4,418      6,520      9,671    3,968      6,070       9,221
  12         15,042      100,000   100,000    100,000    4,700      7,200     11,114    4,385      6,885      10,799
  13         16,739      100,000   100,000    100,000    4,952      7,887     12,688    4,772      7,707      12,508
  14         18,521      100,000   100,000    100,000    5,172      8,579     14,406    5,172      8,579      14,406
  15         20,392      100,000   100,000    100,000    5,358      9,273     16,280    5,358      9,273      16,280
  16         22,356      100,000   100,000    100,000    5,507      9,968     18,327    5,507      9,968      18,327
  17         24,419      100,000   100,000    100,000    5,613     10,657     20,563    5,613     10,657      20,563
  18         26,585      100,000   100,000    100,000    5,671     11,335     23,003    5,671     11,335      23,003
  19         28,859      100,000   100,000    100,000    5,675     11,997     25,670    5,675     11,997      25,670
  20         31,247      100,000   100,000    101,049    5,617     12,633     28,582    5,617     12,633      28,582
  25         45,102      100,000   100,000    111,157    4,168     15,192     47,656    4,168     15,192      47,656
  30         62,785      100,000   100,000    131,408        0     15,626     77,357        0     15,626      77,357
  35         85,353      100,000   100,000    168,465        0     10,932    123,894        0     10,932     123,894
  40        150,406      100,000   100,000    226,803        0     14,403    199,860        0     14,403     199,860
  45        233,433      100,000   100,000    343,701        0          0    322,902        0          0     322,902


(1) Assumes annual premium payments of $900 per year until the premium recalculation at age 70 and annual recalculated premium amounts thereafter. If premiums are paid more frequently than annually, the above values shown would be affected.
(2) Assumes payment of recalculated annual premium amounts of $7,184 after age
  70. As indicated in note (3) below, the actual recalculated premium may be lower or higher than this amount.
(3) Assumes payment of recalculated premiums after age 70 in annual amounts of $8,404 at 0%, $7,184 at 6% and $0 at 12%, subject to any maximums required to maintain the Policy's status for federal income tax purposes.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

JHVLICO FLEX V-2

DEATH BENEFIT OPTION 3: LEVEL DEATH BENEFIT WITH GREATER FUNDING ILLUSTRATION ASSUMES CURRENT CHARGES

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT): $100,000 $900 BASE POLICY PREMIUM (1)


                                 Death Benefit                  Account Value                 Surrender Value
                         -----------------------------  ---------------------- -------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  ---------------------- -------  -----------------------------
 Year     Per Year (2)   0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  -- -------  --------  --------  -----------
   1            945      100,000   100,000    100,000       323       356        390         0         0           0
   2          1,937      100,000   100,000    100,000       873       967      1,066       303       397         496
   3          2,979      100,000   100,000    100,000     1,406     1,596      1,803       701       891       1,098
   4          4,073      100,000   100,000    100,000     1,920     2,243      2,606     1,080     1,403       1,766
   5          5,222      100,000   100,000    100,000     2,415     2,906      3,481     1,740     2,231       2,806
   6          6,428      100,000   100,000    100,000     2,891     3,587      4,434     2,081     2,777       3,624
   7          7,694      100,000   100,000    100,000     3,343     4,282      5,472     2,533     3,472       4,662
   8          9,024      100,000   100,000    100,000     3,774     4,994      6,604     3,054     4,274       5,884
   9         10,420      100,000   100,000    100,000     4,179     5,719      7,837     3,549     5,089       7,207
  10         11,886      100,000   100,000    100,000     4,571     6,473      9,202     4,031     5,933       8,662
  11         13,425      100,000   100,000    100,000     4,982     7,292     10,747     4,532     6,842      10,297
  12         15,042      100,000   100,000    100,000     5,369     8,131     12,441     5,054     7,816      12,126
  13         16,739      100,000   100,000    100,000     5,729     8,991     14,303     5,549     8,811      14,123
  14         18,521      100,000   100,000    100,000     6,063     9,872     16,350     6,063     9,872      16,350
  15         20,392      100,000   100,000    100,000     6,367    10,773     18,602     6,367    10,773      18,602
  16         22,356      100,000   100,000    100,000     6,641    11,694     21,083     6,641    11,694      21,083
  17         24,419      100,000   100,000    100,000     6,875    12,628     23,811     6,875    12,628      23,811
  18         26,585      100,000   100,000    100,000     7,064    13,569     26,813     7,064    13,569      26,813
  19         28,859      100,000   100,000    100,000     7,201    14,515     30,119     7,201    14,515      30,119
  20         31,247      100,000   100,000    100,000     7,281    15,460     33,762     7,281    15,460      33,762
  25         45,102      100,000   100,000    113,707     6,602    20,007     58,518     6,602    20,007      58,518
  30         62,785      100,000   100,000    165,800     3,204    23,538     97,415     3,204    23,538      97,415
  35         85,353      100,000   100,000    236,943         0    23,973    156,542         0    23,973     156,542
  40        142,504      100,000   100,000    335,122    16,227    35,006    244,829    16,227    35,006     244,829
  45        215,445      100,000   100,000    472,183    31,005    50,394    373,977    31,005    50,394     373,977


(1) Assumes annual premium payments of $900 per year until the premium recalculation at age 70 and annual recalculated premium amounts thereafter. If premiums are paid more frequently than annually, the above values shown would be affected.
(2) Assumes payment of recalculated annual premium amounts of $5,751 after age
  70. As indicated in note (3) below, the actual recalculated premium may be lower or higher than this amount.
(3) Assumes payment of recalculated premiums after age 70 in annual amounts of $8,404 at 0%, $5,751 at 6% and $0 at 12%, subject to any maximums required to maintain the Policy's status for federal income tax purposes.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

JHVLICO FLEX V-2

DEATH BENEFIT OPTION 3: LEVEL DEATH BENEFIT WITH GREATER FUNDING ILLUSTRATION ASSUMES MAXIMUM CHARGES

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT): $100,000 $900 BASE POLICY PREMIUM (1)


                                 Death Benefit                  Account Value                 Surrender Value
                         -----------------------------  ---------------------- -------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  ---------------------- -------  -----------------------------
 Year     Per Year (2)   0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  -- -------  --------  --------  -----------
   1            945      100,000   100,000    100,000       276       307        339         0         0           0
   2          1,937      100,000   100,000    100,000       778       866        959         8        96         189
   3          2,979      100,000   100,000    100,000     1,264     1,441      1,634       359       536         729
   4          4,073      100,000   100,000    100,000     1,733     2,031      2,368       693       991       1,328
   5          5,222      100,000   100,000    100,000     2,182     2,635      3,167     1,007     1,460       1,992
   6          6,428      100,000   100,000    100,000     2,613     3,254      4,036     1,303     1,944       2,726
   7          7,694      100,000   100,000    100,000     3,021     3,884      4,980     1,811     2,674       3,770
   8          9,024      100,000   100,000    100,000     3,407     4,527      6,009     2,287     3,407       4,889
   9         10,420      100,000   100,000    100,000     3,769     5,181      7,126     2,839     4,251       6,196
  10         11,886      100,000   100,000    100,000     4,107     5,846      8,344     3,567     5,306       7,804
  11         13,425      100,000   100,000    100,000     4,418     6,520      9,671     3,968     6,070       9,221
  12         15,042      100,000   100,000    100,000     4,700     7,200     11,114     4,385     6,885      10,799
  13         16,739      100,000   100,000    100,000     4,952     7,887     12,688     4,772     7,707      12,508
  14         18,521      100,000   100,000    100,000     5,172     8,579     14,406     5,172     8,579      14,406
  15         20,392      100,000   100,000    100,000     5,358     9,273     16,280     5,358     9,273      16,280
  16         22,356      100,000   100,000    100,000     5,507     9,968     18,327     5,507     9,968      18,327
  17         24,419      100,000   100,000    100,000     5,613    10,657     20,563     5,613    10,657      20,563
  18         26,585      100,000   100,000    100,000     5,671    11,335     23,003     5,671    11,335      23,003
  19         28,859      100,000   100,000    100,000     5,675    11,997     25,670     5,675    11,997      25,670
  20         31,247      100,000   100,000    100,000     5,617    12,633     28,584     5,617    12,633      28,584
  25         45,102      100,000   100,000    100,000     4,168    15,192     47,965     4,168    15,192      47,965
  30         62,785      100,000   100,000    133,466         0    15,626     78,417         0    15,626      78,417
  35         85,353      100,000   100,000    186,862         0    10,932    123,455         0    10,932     123,455
  40        150,406      100,000   100,000    257,599     6,442    23,377    188,193     6,442    23,377     188,193
  45        233,433      100,000   100,000    352,995    11,276    39,390    279,578    11,276    39,390     279,578


(1) Assumes annual premium payments of $900 per year until the premium recalculation at age 70 and annual recalculated premium amounts thereafter. If premiums are paid more frequently than annually, the above values shown would be affected.
(2) Assumes payment of recalculated annual premium amounts of $7,184 after age
  70. As indicated in note (3) below, the actual recalculated premium may be lower or higher than this amount.
(3) Assumes payment of recalculated premiums after age 70 in annual amounts of $8,404 at 0%, $7,184 at 6% and $0 at 12%, subject to any maximums required to maintain the Policy's status for federal income tax purposes.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK.]

                                     FLEX-V1

   REVISED ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES, SURRENDER VALUES AND
                              ACCUMULATED PREMIUMS

  The following tables on pages 76 TO 83 replace the illustration in the John Hancock Life Insurance Company ("JOHN HANCOCK") Flex V-2 Product Prospectus.
 The tables on pages 84 TO 91 replace the illustration in the John Hancock Variable Life Insurance Company ("JHVLICO") Flex V-2 Product Prospectus.

  The assumptions used for the revised illustration are generally the same as those described in the Flex V-1 Product Prospectus. With respect to fees and expenses deducted from Trust assets, however, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of
 .66%, and (2) an assumed average asset charge for all other Trust-level operating expenses equivalent to an effective annual rate of .11%. These rates are the arithmetic average for all funds that are available as investment
options.   In other words, they are based on the hypothetical assumption that policy account values are allocated equally among the variable investment options.

  Tables are provided for each of the three death benefit options. The amounts shown are for the end of each policy year and assume that all of the account value is invested in funds that achieve investment returns at constant annual rates of 0%, 6% and 12% (i.e., before any fees or expenses deducted from Trust assets). After deduction of the average Trust-level fees and expenses (as described above) the corresponding net annual rates of return would be -.77%, 5.18% and 11.14%. Investment return reflects investment income and all realized and unrealized capital gains and losses.

  The actual rates associated with any policy will vary depending upon the actual allocation of policy values among the investment options. The charge shown above for all other Trust-level operating expenses reflects reimbursements to certain funds as described in the footnotes to the Fund expense table. We currently expect those reimbursement arrangements to continue indefinitely, but that is not guaranteed.

  The second column of each table shows the amount you would have at the end of each policy year if an amount equal to the assumed Required Premiums were invested to earn interest, after taxes, at 5% compounded annually. This is not a policy value. It is included for comparison purposes only.

  Because your circumstances will no doubt differ from those in the illustrations that follow, values under your policy will differ, in most cases substantially. Upon request, we will furnish you with a comparable illustration reflecting your proposed insured person's issue age, sex and underwriting risk classification, and the face amount and annual Required Premium amount requested.

PLAN: JOHN HANCOCK FLEX V-1 (SCHEDULED PREMIUM VARIABLE WHOLE LIFE) MALE, ISSUE
    AGE 25, STANDARD NON-SMOKER UNDERWRITING RISK SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT) $100,000 PREMIUM SCHEDULE--LEVEL $1,113 BASIC PREMIUM (1) USING CURRENT CHARGES


                                 Death Benefit                 Surrender Value
                         -----------------------------  ---------------------- -------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated     Annual Investment Return of    Annual Investment Return of
Policy   At 5% Interest  -----------------------------  ---------------------- -------
 Year     Per Year(2)    0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  -- ---------
   1          1,169      100,000   100,000     100,000      364       414          464
   2          2,396      100,000   100,000     100,000    1,010     1,154        1,304
   3          3,684      100,000   100,000     100,000    1,651     1,934        2,240
   4          5,037      100,000   100,000     100,000    2,285     2,753        3,280
   5          6,458      100,000   100,000     100,000    2,910     3,613        4,438
   6          7,949      100,000   100,000     100,000    3,558     4,551        5,763
   7          9,515      100,000   100,000     100,000    4,265     5,604        7,304
   8         11,160      100,000   100,000     100,000    5,022     6,766        9,067
   9         12,886      100,000   100,000     100,000    5,834     8,042       11,075
  10         14,699      100,000   100,000     100,000    6,630     9,366       13,276
  11         16,603      100,000   100,000     100,000    7,408    10,735       15,687
  12         18,602      100,000   100,000     100,000    8,168    12,153       18,331
  13         20,700      100,000   100,000     100,000    8,773    13,485       21,099
  14         22,904      100,000   100,000     100,000    9,356    14,865       24,148
  15         25,218      100,000   100,000     100,000    9,914    16,294       27,510
  16         27,647      100,000   100,000     101,910   10,446    17,775       31,214
  17         30,198      100,000   100,000     111,532   10,950    19,305       35,269
  18         32,877      100,000   100,000     121,644   11,424    20,888       39,706
  19         35,689      100,000   100,000     132,291   11,867    22,524       44,559
  20         38,643      100,000   100,000     143,502   12,278    24,217       49,864
  25         55,776      100,000   100,000     209,494   13,796    33,601       84,720
  30         77,644      100,000   100,000     296,548   14,137    44,736      138,496
  35        105,553      100,000   108,035     412,423   12,573    57,650      220,077
  40        141,173      100,000   119,415     567,541    7,999    72,006      342,222
  45        186,634      100,000   129,968     774,964        0    87,344      520,809
  50        244,655      100,000   139,909   1,053,024        0   103,284      777,369
  55        318,706      100,000   149,431   1,426,430        0   118,974    1,135,692




---------
(1) If premiums are paid more frequently than annually the payments would be $556.50 semiannually, $278.25 quarterly, or $92.75 on a special monthly basis. The death benefits and surrender values shown would be affected by the more frequent premium payments.
(2) The premiums accumulated at 5% interest in Column 2 are those payable if the gross investment return is 6%.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: JOHN HANCOCK FLEX V-1 (SCHEDULED PREMIUM VARIABLE WHOLE LIFE) MALE, ISSUE
    AGE 25, STANDARD NON-SMOKER UNDERWRITING RISK SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT) $100,000 PREMIUM SCHEDULE AT ISSUE--MODIFIED $708 INITIAL BASIC PREMIUM AT ISSUE (1) USING CURRENT CHARGES


                                 Death Benefit                 Surrender Value
                         -----------------------------  ---------------------- -------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated     Annual Investment Return of    Annual Investment Return of
Policy   At 5% Interest  -----------------------------  ---------------------- -------
 Year     Per Year(2)    0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  -- ---------
   1            743      100,000   100,000    100,000         0        22          50
   2          1,524      100,000   100,000    100,000       275       351         431
   3          2,344      100,000   100,000    100,000       554       700         859
   4          3,204      100,000   100,000    100,000       831     1,068       1,338
   5          4,108      100,000   100,000    100,000     1,103     1,456       1,874
   6          5,057      100,000   100,000    100,000     1,403     1,901       2,511
   7          6,053      100,000   100,000    100,000     1,765     2,436       3,290
   8          7,099      100,000   100,000    100,000     2,182     3,055       4,211
   9          8,197      100,000   100,000    100,000     2,657     3,763       5,286
  10          9,350      100,000   100,000    100,000     3,121     4,490       6,452
  11         10,561      100,000   100,000    100,000     3,568     5,234       7,718
  12         11,833      100,000   100,000    100,000     4,003     5,996       9,094
  13         13,168      100,000   100,000    100,000     4,285     6,640      10,455
  14         14,570      100,000   100,000    100,000     4,547     7,298      11,946
  15         16,042      100,000   100,000    100,000     4,787     7,969      13,578
  16         17,587      100,000   100,000    100,000     5,005     8,652      15,366
  17         19,210      100,000   100,000    100,000     5,195     9,343      17,325
  18         20,914      100,000   100,000    100,000     5,357    10,043      19,471
  19         22,703      100,000   100,000    100,000     5,490    10,750      21,826
  20         24,581      100,000   100,000    100,000     5,591    11,462      24,411
  25         35,480      100,000   100,000    103,312     5,560    15,062      41,779
  30         49,391      100,000   100,000    147,727     4,296    18,440      68,993
  35         67,144      100,000   100,000    206,682       932    20,803     110,289
  40         89,803      100,000   100,000    285,469         0    20,877     172,135
  45        118,721      100,000   100,000    390,718         0    15,451     262,579
  50        181,776      100,000   100,000    528,397    12,596    24,214     390,076
  55        281,934      100,000   100,000    711,379    26,721    48,846     566,384




---------
(1) If premiums are paid more frequently than annually the payments would be $354.00 semiannually, $177.00 quarterly, or $59.00 on a special monthly basis. The death benefits and surrender values shown would be affected by the more frequent premium payments. The basic premium (annual) after a recalculation at age 72 will be as follows: $9,973.00 for a hypothetical gross investment return of 0%, $8,658 for a gross return of 6%, and $0 for a gross return of 12%.
(2) The premiums accumulated at 5% interest in Column 2 are those payable if the gross investment return is 6%.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: JOHN HANCOCK FLEX V-1 (SCHEDULED PREMIUM VARIABLE WHOLE LIFE) MALE, ISSUE
    AGE 40, PREFERRED UNDERWRITING RISK SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT) $100,000 PREMIUM SCHEDULE AT ISSUE--MODIFIED $1,305 INITIAL BASIC PREMIUM AT ISSUE (1) USING CURRENT CHARGES


                                 Death Benefit                 Surrender Value
                         -----------------------------  ---------------------- -------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated     Annual Investment Return of    Annual Investment Return of
Policy   At 5% Interest  -----------------------------  ---------------------- -------
 Year     Per Year(2)    0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  -- ---------
   1          1,370      100,000   100,000    100,000       460       521         583
   2          2,809      100,000   100,000    100,000     1,184     1,360       1,544
   3          4,320      100,000   100,000    100,000     1,884     2,232       2,608
   4          5,906      100,000   100,000    100,000     2,561     3,136       3,785
   5          7,571      100,000   100,000    100,000     3,216     4,079       5,091
   6          9,320      100,000   100,000    100,000     3,901     5,115       6,597
   7         11,157      100,000   100,000    100,000     4,693     6,323       8,396
   8         13,085      100,000   100,000    100,000     5,569     7,682      10,479
   9         15,109      100,000   100,000    100,000     6,541     9,206      12,880
  10         17,235      100,000   100,000    100,000     7,469    10,756      15,478
  11         19,467      100,000   100,000    100,000     8,352    12,331      18,294
  12         21,810      100,000   100,000    100,000     9,204    13,949      21,368
  13         24,271      100,000   100,000    100,000     9,766    15,352      24,470
  14         26,855      100,000   100,000    100,000    10,286    16,789      27,880
  15         29,568      100,000   100,000    100,000    10,752    18,254      31,627
  16         32,417      100,000   100,000    100,000    11,167    19,748      35,750
  17         35,408      100,000   100,000    100,000    11,518    21,265      40,289
  18         38,548      100,000   100,000    100,000    11,807    22,806      45,297
  19         41,846      100,000   100,000    100,000    12,021    24,366      50,826
  20         45,309      100,000   100,000    106,634    12,163    25,947      56,902
  25         65,398      100,000   100,000    160,357    11,563    34,136      96,694
  30         91,038      100,000   100,000    233,694     7,048    41,974     157,052
  35        133,056      100,000   100,000    330,155    20,358    58,314     243,729
  40        193,680      100,000   108,193    464,660    45,514    86,141     369,952




---------
(1) If premiums are paid more frequently than annually the payments would be $652.50 semiannually, $326.25 quarterly, or $108.75 on a special monthly basis. The death benefits and surrender values shown would be affected by the more frequent premium payments. The basic premium (annual) after a recalculation at age 72 will be as follows: $9,488 for a hypothetical gross investment return of 0%, $4,148 for a gross return of 6%, and $0 for a gross return of 12%.
(2) The premiums accumulated at 5% interest in Column 2 are those payable if the gross investment return is 6%.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: JOHN HANCOCK FLEX V-1 (SCHEDULED PREMIUM VARIABLE WHOLE LIFE) MALE, ISSUE
    AGE 40, PREFERRED UNDERWRITING RISK SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT) $100,000 PREMIUM SCHEDULE--LEVEL $1,954 BASIC PREMIUM (1) USING CURRENT CHARGES


                                 Death Benefit                 Surrender Value
                         -----------------------------  ---------------------- -------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated     Annual Investment Return of    Annual Investment Return of
Policy   At 5% Interest  -----------------------------  ---------------------- -------
 Year     Per Year(2)    0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  -- ---------
   1          2,052      100,000   100,000    100,000     1,053     1,150       1,247
   2          4,206      100,000   100,000    100,000     2,363     2,647       2,944
   3          6,468      100,000   100,000    100,000     3,643     4,209       4,822
   4          8,843      100,000   100,000    100,000     4,893     5,837       6,900
   5         11,337      100,000   100,000    100,000     6,114     7,537       9,205
   6         13,955      100,000   100,000    100,000     7,360     9,369      11,818
   7         16,705      100,000   100,000    100,000     8,707    11,412      14,843
   8         19,592      100,000   100,000    100,000    10,133    13,647      18,287
   9         22,623      100,000   100,000    100,000    11,652    16,093      22,198
  10         25,806      100,000   100,000    100,000    13,122    18,611      26,474
  11         29,148      100,000   100,000    100,000    14,544    21,208      31,156
  12         32,657      100,000   100,000    100,000    15,932    23,899      36,304
  13         36,342      100,000   100,000    100,000    17,028    26,434      41,713
  14         40,211      100,000   100,000    104,978    18,080    29,066      47,676
  15         44,273      100,000   100,000    116,060    19,079    31,793      54,203
  16         48,538      100,000   100,000    127,793    20,026    34,624      61,348
  17         53,017      100,000   100,000    140,217    20,913    37,557      69,158
  18         57,719      100,000   100,000    153,386    21,740    40,602      77,695
  19         62,657      100,000   100,000    167,337    22,499    43,762      87,019
  20         67,841      100,000   100,000    182,157    23,191    47,048      97,202
  25         97,922      100,000   108,623    271,781    25,501    65,499     163,881
  30        136,313      100,000   128,684    394,313    24,582    86,481     264,995
  35        185,310      100,000   149,287    566,051    19,076   110,208     417,873
  40        247,845      100,000   171,543    811,796     4,562   136,579     646,334




---------
(1) If premiums are paid more frequently than annually the payments would be $977.00 semiannually, $488.50 quarterly, or $162.83 on a special monthly basis. The death benefits and surrender values shown would be affected by the more frequent premium payments.
(2) The premiums accumulated at 5% interest in Column 2 are those payable if the gross investment return is 6%.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: JOHN HANCOCK FLEX V-1 (SCHEDULED PREMIUM VARIABLE WHOLE LIFE) MALE, ISSUE
    AGE 25, STANDARD NON-SMOKER UNDERWRITING RISK SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT) $100,000 PREMIUM SCHEDULE--LEVEL $1,113 BASIC PREMIUM (1) USING MAXIMUM CHARGES


                                 Death Benefit                 Surrender Value
                         -----------------------------  ---------------------- -------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated     Annual Investment Return of    Annual Investment Return of
Policy   At 5% Interest  -----------------------------  ---------------------- -------
 Year     Per Year(2)    0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  -- ---------
   1          1,169      100,000   100,000     100,000      340       389          439
   2          2,396      100,000   100,000     100,000      963     1,104        1,251
   3          3,684      100,000   100,000     100,000    1,581     1,856        2,156
   4          5,037      100,000   100,000     100,000    2,192     2,647        3,161
   5          6,458      100,000   100,000     100,000    2,793     3,477        4,281
   6          7,949      100,000   100,000     100,000    3,420     4,385        5,564
   7          9,515      100,000   100,000     100,000    4,104     5,405        7,058
   8         11,160      100,000   100,000     100,000    4,839     6,533        8,770
   9         12,886      100,000   100,000     100,000    5,629     7,774       10,721
  10         14,699      100,000   100,000     100,000    6,404     9,060       12,859
  11         16,603      100,000   100,000     100,000    7,160    10,389       15,199
  12         18,602      100,000   100,000     100,000    7,898    11,765       17,765
  13         20,700      100,000   100,000     100,000    8,480    13,051       20,443
  14         22,904      100,000   100,000     100,000    9,038    14,383       23,394
  15         25,218      100,000   100,000     100,000    9,573    15,761       26,647
  16         27,647      100,000   100,000     100,000   10,080    17,185       30,231
  17         30,198      100,000   100,000     108,029   10,558    18,657       34,162
  18         32,877      100,000   100,000     117,831   11,007    20,179       38,462
  19         35,689      100,000   100,000     128,146   11,424    21,750       43,163
  20         38,643      100,000   100,000     139,011   11,810    23,374       48,303
  25         55,776      100,000   100,000     202,893   13,191    32,348       82,050
  30         77,644      100,000   100,000     287,031   13,370    42,919      134,052
  35        105,553      100,000   103,540     398,833   11,597    55,251      212,824
  40        141,173      100,000   114,434     548,172    6,710    69,002      330,543
  45        186,634      100,000   124,620     748,276        0    83,750      502,874
  50        244,655      100,000   134,261   1,016,841        0    99,115      750,658
  55        318,706      100,000   143,495   1,377,491        0   114,247    1,096,728




---------
(1) If premiums are paid more frequently than annually the payments would be $556.50 semiannually, $278.25 quarterly, or $92.75 on a special monthly basis. The death benefits and surrender values shown would be affected by the more frequent premium payments.
(2) The premiums accumulated at 5% interest in Column 2 are those payable if the gross investment return is 6%.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: JOHN HANCOCK FLEX V-1 (SCHEDULED PREMIUM VARIABLE WHOLE LIFE) MALE, ISSUE
    AGE 25, STANDARD NON-SMOKER UNDERWRITING RISK SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT) $100,000 PREMIUM SCHEDULE AT ISSUE--MODIFIED $708 INITIAL BASIC PREMIUM AT ISSUE (1) USING MAXIMUM CHARGES


                                 Death Benefit                 Surrender Value
                         -----------------------------  ---------------------- -------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated     Annual Investment Return of    Annual Investment Return of
Policy   At 5% Interest  -----------------------------  ---------------------- -------
 Year     Per Year(2)    0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  -- ---------
   1            743      100,000   100,000    100,000         0         0          24
   2          1,524      100,000   100,000    100,000       227       301         378
   3          2,344      100,000   100,000    100,000       484       623         775
   4          3,204      100,000   100,000    100,000       738       963       1,219
   5          4,108      100,000   100,000    100,000       987     1,321       1,717
   6          5,057      100,000   100,000    100,000     1,264     1,734       2,312
   7          6,053      100,000   100,000    100,000     1,604     2,237       3,044
   8          7,099      100,000   100,000    100,000     1,999     2,822       3,914
   9          8,197      100,000   100,000    100,000     2,453     3,494       4,931
  10          9,350      100,000   100,000    100,000     2,894     4,184       6,035
  11         10,561      100,000   100,000    100,000     3,321     4,889       7,230
  12         11,833      100,000   100,000    100,000     3,733     5,609       8,528
  13         13,168      100,000   100,000    100,000     3,991     6,206       9,799
  14         14,570      100,000   100,000    100,000     4,230     6,815      11,191
  15         16,042      100,000   100,000    100,000     4,446     7,434      12,713
  16         17,587      100,000   100,000    100,000     4,637     8,061      14,377
  17         19,210      100,000   100,000    100,000     4,802     8,693      16,197
  18         20,914      100,000   100,000    100,000     4,939     9,331      18,191
  19         22,703      100,000   100,000    100,000     5,045     9,971      20,375
  20         24,581      100,000   100,000    100,000     5,121    10,615      22,771
  25         35,480      100,000   100,000    100,000     4,950    13,794      38,823
  30         49,391      100,000   100,000    137,384     3,518    16,586      64,162
  35         67,144      100,000   100,000    192,206         0    18,095     102,564
  40         89,803      100,000   100,000    265,292         0    16,840     159,969
  45        118,721      100,000   100,000    363,109         0     9,339     244,025
  50        184,937      100,000   100,000    490,744    12,519    17,531     362,279
  55        291,510      100,000   100,000    660,458    26,469    42,807     525,842




---------
(1) If premiums are paid more frequently than annually the payments would be $354.00 semiannually, $177.00 quarterly, or $59.00 on a special monthly basis. The death benefits and surrender values shown would be affected by the more frequent premium payments. The basic premium (annual) after a recalculation at age 72 will be as follows: $9,973 for a hypothetical gross investment return of 0%, $9,608 for a gross return of 6%, and $0 for a gross return of 12%.
(2) The premiums accumulated at 5% interest in Column 2 are those payable if the gross investment return is 6%.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: JOHN HANCOCK FLEX V-1 (SCHEDULED PREMIUM VARIABLE WHOLE LIFE) MALE, ISSUE
    AGE 40, PREFERRED UNDERWRITING RISK SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT) $100,000 PREMIUM SCHEDULE--LEVEL $1,954 BASIC PREMIUM (1) USING MAXIMUM CHARGES


                                 Death Benefit                 Surrender Value
                         -----------------------------  ---------------------- -------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated     Annual Investment Return of    Annual Investment Return of
Policy   At 5% Interest  -----------------------------  ---------------------- -------
 Year     Per Year(2)    0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  -- ---------
   1          2,052      100,000   100,000    100,000       896       988       1,080
   2          4,206      100,000   100,000    100,000     2,040     2,305       2,582
   3          6,468      100,000   100,000    100,000     3,145     3,667       4,232
   4          8,843      100,000   100,000    100,000     4,209     5,071       6,045
   5         11,337      100,000   100,000    100,000     5,231     6,523       8,043
   6         13,955      100,000   100,000    100,000     6,273     8,090      10,312
   7         16,705      100,000   100,000    100,000     7,402     9,838      12,941
   8         19,592      100,000   100,000    100,000     8,602    11,756      15,941
   9         22,623      100,000   100,000    100,000     9,887    13,860      19,354
  10         25,806      100,000   100,000    100,000    11,122    16,019      23,081
  11         29,148      100,000   100,000    100,000    12,306    18,235      27,157
  12         32,657      100,000   100,000    100,000    13,432    20,507      31,618
  13         36,342      100,000   100,000    100,000    14,249    22,585      36,261
  14         40,211      100,000   100,000    100,000    14,997    24,716      41,383
  15         44,273      100,000   100,000    100,709    15,670    26,900      47,034
  16         48,538      100,000   100,000    110,814    16,265    29,138      53,197
  17         53,017      100,000   100,000    121,436    16,775    31,431      59,895
  18         57,719      100,000   100,000    132,615    17,199    33,786      67,174
  19         62,657      100,000   100,000    144,381    17,532    36,206      75,081
  20         67,841      100,000   100,000    156,791    17,768    38,695      83,667
  25         97,922      100,000   100,000    229,885    17,034    52,259     138,619
  30        136,313      100,000   101,534    326,360    11,354    68,236     219,328
  35        185,310      100,000   116,276    454,680         0    85,838     335,656
  40        247,845      100,000   130,272    626,113         0   103,720     498,498




---------
(1) If premiums are paid more frequently than annually the payments would be $977.00 semiannually, $488.50 quarterly, or $162.83 on a special monthly basis. The death benefits and surrender values shown would be affected by the more frequent premium payments.
(2) The premium accumulated at 5% interest in Column 2 are those payable is the gross investment return is 6%.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: JOHN HANCOCK FLEX V-1 (SCHEDULED PREMIUM VARIABLE WHOLE LIFE) MALE, ISSUE
    AGE 40, PREFERRED UNDERWRITING RISK SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT) $100,000 PREMIUM SCHEDULE AT ISSUE--MODIFIED $1,305 INITIAL BASIC PREMIUM AT ISSUE (1) USING MAXIMUM CHARGES


                                 Death Benefit                 Surrender Value
                         -----------------------------  ---------------------- -------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated     Annual Investment Return of    Annual Investment Return of
Policy   At 5% Interest  -----------------------------  ---------------------- -------
 Year     Per Year(2)    0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  -- ---------
   1          1,370      100,000   100,000    100,000       302       358         415
   2          2,809      100,000   100,000    100,000       859     1,015       1,179
   3          4,320      100,000   100,000    100,000     1,381     1,683       2,012
   4          5,906      100,000   100,000    100,000     1,868     2,359       2,916
   5          7,571      100,000   100,000    100,000     2,318     3,046       3,906
   6          9,320      100,000   100,000    100,000     2,792     3,807       5,055
   7         11,157      100,000   100,000    100,000     3,357     4,708       6,439
   8         13,085      100,000   100,000    100,000     3,996     5,733       8,053
   9         15,109      100,000   100,000    100,000     4,721     6,895       9,923
  10         17,235      100,000   100,000    100,000     5,400     8,060      11,930
  11         19,467      100,000   100,000    100,000     6,028     9,226      14,088
  12         21,810      100,000   100,000    100,000     6,598    10,386      16,407
  13         24,271      100,000   100,000    100,000     6,858    11,286      18,654
  14         26,855      100,000   100,000    100,000     7,046    12,167      21,092
  15         29,568      100,000   100,000    100,000     7,155    13,019      23,740
  16         32,417      100,000   100,000    100,000     7,179    13,838      26,620
  17         35,408      100,000   100,000    100,000     7,110    14,615      29,761
  18         38,548      100,000   100,000    100,000     6,947    15,347      33,195
  19         41,846      100,000   100,000    100,000     6,681    16,026      36,961
  20         45,309      100,000   100,000    100,000     6,304    16,643      41,102
  25         65,398      100,000   100,000    114,493     2,168    18,212      69,038
  30         91,038      100,000   100,000    164,967         0    14,843     110,865
  35        147,723      100,000   100,000    225,382    12,519    24,566     166,382
  40        238,108      100,000   100,000    302,880    26,469    48,896     241,146




---------
(1) If premiums are paid more frequently than annually the payments would be $652.50 semiannually, $326.25 quarterly, or $108.75 on a special monthly basis. The death benefits and surrender values shown would be affected by the more frequent premium payments. The basic premium (annual) after a recalculation at age 72 will be as follows: $9,973 for a hypothetical gross investment return of 0%, $8,568 for a gross return of 6%, and $0 for a gross return of 12%.
(2) The premiums accumulated at 5% interest in Column 2 are those payable if the gross investment return is 6%.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: JHVLICO FLEX V-1 (SCHEDULED PREMIUM VARIABLE WHOLE LIFE) MALE, ISSUE AGE
    25, STANDARD NON-SMOKER UNDERWRITING RISK SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT) $100,000 PREMIUM SCHEDULE--LEVEL $1,113 BASIC PREMIUM (1) USING CURRENT CHARGES


                                 Death Benefit                 Surrender Value
                         -----------------------------  ---------------------- -------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  ---------------------- -------
 Year     Per Year (2)   0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  -- ---------
   1          1,169      100,000   100,000     100,000      369       420          471
   2          2,396      100,000   100,000     100,000    1,021     1,166        1,317
   3          3,684      100,000   100,000     100,000    1,668     1,952        2,261
   4          5,037      100,000   100,000     100,000    2,307     2,778        3,309
   5          6,458      100,000   100,000     100,000    2,936     3,644        4,476
   6          7,949      100,000   100,000     100,000    3,555     4,555        5,776
   7          9,515      100,000   100,000     100,000    4,160     5,509        7,221
   8         11,160      100,000   100,000     100,000    4,788     6,545        8,863
   9         12,886      100,000   100,000     100,000    5,399     7,624       10,680
  10         14,699      100,000   100,000     100,000    6,066     8,822       12,761
  11         16,603      100,000   100,000     100,000    6,834    10,186       15,175
  12         18,602      100,000   100,000     100,000    7,656    11,670       17,895
  13         20,700      100,000   100,000     100,000    8,457    13,204       20,874
  14         22,904      100,000   100,000     100,000    9,236    14,786       24,138
  15         25,218      100,000   100,000     100,000    9,989    16,418       27,716
  16         27,647      100,000   100,000     102,672   10,527    17,910       31,447
  17         30,198      100,000   100,000     112,361   11,035    19,452       35,531
  18         32,877      100,000   100,000     122,543   11,514    21,048       40,000
  19         35,689      100,000   100,000     133,264   11,962    22,699       44,887
  20         38,643      100,000   100,000     144,553   12,377    24,405       50,229
  25         55,776      100,000   100,000     211,006   13,917    33,876       85,331
  30         77,644      100,000   100,000     298,669   14,282    45,126      139,487
  35        105,553      100,000   108,958     415,358   12,746    58,142      221,643
  40        141,173      100,000   120,412     571,567    8,204    72,607      344,650
  45        186,634      100,000   131,034     780,450        0    88,061      524,496
  50        244,655      100,000   141,040   1,060,468        0   104,119      782,865
  55        318,706      100,000   150,626   1,436,505        0   119,925    1,143,714




---------
(1) If premiums are paid more frequently than annually the payments would be $556.50 semiannually, $278.25 quarterly, or $92.75 on a special monthly basis. The death benefits and surrender values shown would be affected by the more frequent premium payments.
(2) The premiums accumulated at 5% interest in Column 2 are those payable if the gross investment return is 6%.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: JHVLICO FLEX V-1 (SCHEDULED PREMIUM VARIABLE WHOLE LIFE) MALE, ISSUE AGE
    25, STANDARD NON-SMOKER UNDERWRITING RISK SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT) $100,000 PREMIUM SCHEDULE AT ISSUE--MODIFIED $708 INITIAL BASIC PREMIUM AT ISSUE (1) USING CURRENT CHARGES


                                 Death Benefit                 Surrender Value
                         -----------------------------  ---------------------- -------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  ---------------------- -------
 Year     Per Year (2)   0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  -- ---------
   1            743      100,000   100,000    100,000         0        25          54
   2          1,524      100,000   100,000    100,000       281       358         439
   3          2,344      100,000   100,000    100,000       565       712         872
   4          3,204      100,000   100,000    100,000       845     1,084       1,356
   5          4,108      100,000   100,000    100,000     1,120     1,477       1,898
   6          5,057      100,000   100,000    100,000     1,388     1,890       2,506
   7          6,053      100,000   100,000    100,000     1,647     2,324       3,186
   8          7,099      100,000   100,000    100,000     1,933     2,814       3,980
   9          8,197      100,000   100,000    100,000     2,206     3,322       4,859
  10          9,350      100,000   100,000    100,000     2,538     3,920       5,901
  11         10,561      100,000   100,000    100,000     2,975     4,655       7,163
  12         11,833      100,000   100,000    100,000     3,468     5,481       8,608
  13         13,168      100,000   100,000    100,000     3,945     6,322      10,173
  14         14,570      100,000   100,000    100,000     4,402     7,178      11,870
  15         16,042      100,000   100,000    100,000     4,836     8,047      13,709
  16         17,587      100,000   100,000    100,000     5,056     8,737      15,516
  17         19,210      100,000   100,000    100,000     5,249     9,437      17,494
  18         20,914      100,000   100,000    100,000     5,414    10,145      19,663
  19         22,703      100,000   100,000    100,000     5,550    10,861      22,042
  20         24,581      100,000   100,000    100,000     5,654    11,582      24,655
  25         35,480      100,000   100,000    104,379     5,638    15,237      42,211
  30         49,391      100,000   100,000    149,219     4,389    18,688      69,689
  35         67,144      100,000   100,000    208,742     1,041    21,153     111,389
  40         89,803      100,000   100,000    288,291         0    21,380     173,837
  45        118,721      100,000   100,000    394,560         0    16,207     265,161
  50        181,385      100,000   100,000    533,590    12,758    25,187     393,910
  55        280,751      100,000   100,000    718,377    27,259    50,163     571,956




---------
(1) If premiums are paid more frequently than annually the payments would be $354.00 semiannually, $177.00 quarterly, or $59.00 on a special monthly basis. The death benefits and surrender values shown would be affected by the more frequent premium payments. The basic premium (annual) after a recalculation at age 72 will be as follows: $9,973 for a hypothetical gross investment return of 0%, $8,541 for a gross return of 6%, and $0 for a gross return of 12%.
(2) The premiums accumulated at 5% interest in Column 2 are those payable if the gross investment return is 6%.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: JHVLICO FLEX V-1 (SCHEDULED PREMIUM VARIABLE WHOLE LIFE) MALE, ISSUE AGE
    40, PREFERRED UNDERWRITING RISK SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT) $100,000 PREMIUM SCHEDULE--LEVEL $1,954 BASIC PREMIUM (1) USING CURRENT CHARGES


                                 Death Benefit                 Surrender Value
                         -----------------------------  ---------------------- -------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  ---------------------- -------
 Year     Per Year (2)   0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  -- ---------
   1          2,052      100,000   100,000    100,000     1,063     1,160       1,258
   2          4,206      100,000   100,000    100,000     2,382     2,668       2,967
   3          6,468      100,000   100,000    100,000     3,671     4,241       4,858
   4          8,843      100,000   100,000    100,000     4,931     5,880       6,950
   5         11,337      100,000   100,000    100,000     6,161     7,594       9,272
   6         13,955      100,000   100,000    100,000     7,351     9,373      11,837
   7         16,705      100,000   100,000    100,000     8,512    11,234      14,686
   8         19,592      100,000   100,000    100,000     9,699    13,235      17,905
   9         22,623      100,000   100,000    100,000    10,847    15,317      21,462
  10         25,806      100,000   100,000    100,000    12,078    17,603      25,517
  11         29,148      100,000   100,000    100,000    13,483    20,190      30,204
  12         32,657      100,000   100,000    100,000    14,985    23,004      35,489
  13         36,342      100,000   100,000    100,000    16,442    25,910      41,289
  14         40,211      100,000   100,000    105,680    17,855    28,913      47,643
  15         44,273      100,000   100,000    116,832    19,215    32,013      54,564
  16         48,538      100,000   100,000    128,639    20,170    34,865      61,754
  17         53,017      100,000   100,000    141,142    21,066    37,822      69,614
  18         57,719      100,000   100,000    154,394    21,902    40,891      78,206
  19         62,657      100,000   100,000    168,434    22,669    44,077      87,589
  20         67,841      100,000   100,000    183,347    23,370    47,391      97,837
  25         97,922      100,000   109,419    273,541    25,728    65,979     164,942
  30        136,313      100,000   129,603    396,852    24,867    87,099     266,702
  35        185,310      100,000   150,335    569,684    19,441   110,981     420,555
  40        247,845      100,000   172,732    816,995     5,057   137,525     650,474




---------
(1) If premiums are paid more frequently than annually the payments would be $977.00 semiannually, $488.50 quarterly, or $162.83 on a special monthly basis. The death benefits and surrender values shown would be affected by the more frequent premium payments.
(2) The premiums accumulated at 5% interest in Column 2 are those payable if the gross investment return is 6%.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: JHVLICO FLEX V-1 (SCHEDULED PREMIUM VARIABLE WHOLE LIFE) MALE, ISSUE AGE
    40, PREFERRED UNDERWRITING RISK SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT) $100,000 PREMIUM SCHEDULE AT ISSUE--MODIFIED $1,305 INITIAL BASIC PREMIUM AT ISSUE (1) USING CURRENT CHARGES


                                 Death Benefit                 Surrender Value
                         -----------------------------  ---------------------- -------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  ---------------------- -------
 Year     Per Year (2)   0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  -- ---------
   1          1,370      100,000   100,000    100,000       466       528         590
   2          2,809      100,000   100,000    100,000     1,196     1,374       1,560
   3          4,320      100,000   100,000    100,000     1,903     2,253       2,632
   4          5,906      100,000   100,000    100,000     2,587     3,165       3,819
   5          7,571      100,000   100,000    100,000     3,248     4,116       5,136
   6          9,320      100,000   100,000    100,000     3,873     5,095       6,589
   7         11,157      100,000   100,000    100,000     4,476     6,118       8,205
   8         13,085      100,000   100,000    100,000     5,109     7,238      10,055
   9         15,109      100,000   100,000    100,000     5,709     8,394      12,094
  10         17,235      100,000   100,000    100,000     6,395     9,705      14,462
  11         19,467      100,000   100,000    100,000     7,258    11,266      17,272
  12         21,810      100,000   100,000    100,000     8,220    13,000      20,473
  13         24,271      100,000   100,000    100,000     9,140    14,767      23,952
  14         26,855      100,000   100,000    100,000    10,018    16,570      27,743
  15         29,568      100,000   100,000    100,000    10,843    18,401      31,873
  16         32,417      100,000   100,000    100,000    11,263    19,909      36,031
  17         35,408      100,000   100,000    100,000    11,620    21,442      40,609
  18         38,548      100,000   100,000    100,000    11,914    22,999      45,660
  19         41,846      100,000   100,000    100,000    12,135    24,576      51,237
  20         45,309      100,000   100,000    107,491    12,282    26,176      57,359
  25         65,398      100,000   100,000    161,618    11,714    34,479      97,454
  30         91,038      100,000   100,000    235,509     7,238    42,490     158,272
  35        132,791      100,000   100,000    332,717    20,650    58,901     245,620
  40        192,878      100,000   108,820    468,270    45,991    86,640     372,826




---------
(1) If premiums are paid more frequently than annually the payments would be $652.50 semiannually, $326.25 quarterly, or $108.75 on a special monthly basis. The death benefits and surrender values shown would be affected by the more frequent premium payments. The basic premium (annual) after a recalculation at age 72 will be as follows: $9,461 for a hypothetical gross investment return of 0%, $4,068 for a gross return of 6%, and $0 for a gross return of 12%.
(2) The premiums accumulated at 5% interest in Column 2 are those payable if the gross investment return is 6%.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: JHVLICO FLEX V-1 (SCHEDULED PREMIUM VARIABLE WHOLE LIFE) MALE, ISSUE AGE
    25, STANDARD NON-SMOKER UNDERWRITING RISK SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT) $100,000 PREMIUM SCHEDULE--LEVEL $1,113 BASIC PREMIUM (1) USING MAXIMUM CHARGES


                                 Death Benefit                 Surrender Value
                         -----------------------------  ---------------------- -------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  ---------------------- -------
 Year     Per Year (2)   0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  -- ---------
   1          1,169      100,000   100,000     100,000      345       395          445
   2          2,396      100,000   100,000     100,000      974     1,116        1,264
   3          3,684      100,000   100,000     100,000    1,597     1,874        2,176
   4          5,037      100,000   100,000     100,000    2,213     2,672        3,190
   5          6,458      100,000   100,000     100,000    2,820     3,509        4,319
   6          7,949      100,000   100,000     100,000    3,416     4,389        5,577
   7          9,515      100,000   100,000     100,000    3,999     5,311        6,976
   8         11,160      100,000   100,000     100,000    4,605     6,312        8,566
   9         12,886      100,000   100,000     100,000    5,195     7,356       10,326
  10         14,699      100,000   100,000     100,000    5,840     8,516       12,344
  11         16,603      100,000   100,000     100,000    6,587     9,841       14,687
  12         18,602      100,000   100,000     100,000    7,387    11,283       17,329
  13         20,700      100,000   100,000     100,000    8,164    12,770       20,219
  14         22,904      100,000   100,000     100,000    8,919    14,303       23,384
  15         25,218      100,000   100,000     100,000    9,649    15,884       26,853
  16         27,647      100,000   100,000     100,000   10,160    17,321       30,465
  17         30,198      100,000   100,000     108,860   10,643    18,805       34,424
  18         32,877      100,000   100,000     118,733   11,097    20,339       38,756
  19         35,689      100,000   100,000     129,122   11,519    21,924       43,491
  20         38,643      100,000   100,000     140,065   11,909    23,563       48,669
  25         55,776      100,000   100,000     204,407   13,313    32,623       82,662
  30         77,644      100,000   100,000     289,154   13,516    43,309      135,043
  35        105,553      100,000   104,501     401,767   11,770    55,764      214,390
  40        141,173      100,000   115,469     552,192    6,916    69,627      332,967
  45        186,634      100,000   125,725     753,751        0    84,493      506,553
  50        244,655      100,000   135,433   1,024,271        0    99,980      756,143
  55        318,706      100,000   144,730   1,387,546        0   115,231    1,104,734




---------
(1) If premiums are paid more frequently than annually the payments would be $556.50 semiannually, $278.25 quarterly, or $92.75 on a special monthly basis. The death benefits and surrender values shown would be affected by the more frequent premium payments.
(2) The premiums accumulated at 5% interest in Column 2 are those payable if the gross investment return is 6%.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: JHVLICO FLEX V-1 (SCHEDULED PREMIUM VARIABLE WHOLE LIFE) MALE, ISSUE AGE
    25, STANDARD NON-SMOKER UNDERWRITING RISK SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT) $100,000 PREMIUM SCHEDULE AT ISSUE--MODIFIED $708 INITIAL BASIC PREMIUM AT ISSUE (1) USING MAXIMUM CHARGES


                                 Death Benefit                 Surrender Value
                         -----------------------------  ---------------------- -------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  ---------------------- -------
 Year     Per Year (2)   0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  -- ---------
   1            743      100,000   100,000    100,000         0         1          28
   2          1,524      100,000   100,000    100,000       234       308         386
   3          2,344      100,000   100,000    100,000       494       634         788
   4          3,204      100,000   100,000    100,000       751       979       1,237
   5          4,108      100,000   100,000    100,000     1,004     1,341       1,741
   6          5,057      100,000   100,000    100,000     1,249     1,724       2,307
   7          6,053      100,000   100,000    100,000     1,486     2,125       2,941
   8          7,099      100,000   100,000    100,000     1,750     2,581       3,683
   9          8,197      100,000   100,000    100,000     2,001     3,053       4,504
  10          9,350      100,000   100,000    100,000     2,312     3,614       5,483
  11         10,561      100,000   100,000    100,000     2,727     4,310       6,675
  12         11,833      100,000   100,000    100,000     3,199     5,093       8,041
  13         13,168      100,000   100,000    100,000     3,651     5,888       9,517
  14         14,570      100,000   100,000    100,000     4,084     6,695      11,115
  15         16,042      100,000   100,000    100,000     4,494     7,513      12,844
  16         17,587      100,000   100,000    100,000     4,689     8,147      14,526
  17         19,210      100,000   100,000    100,000     4,856     8,787      16,367
  18         20,914      100,000   100,000    100,000     4,996     9,433      18,383
  19         22,703      100,000   100,000    100,000     5,105    10,082      20,591
  20         24,581      100,000   100,000    100,000     5,184    10,735      23,015
  25         35,480      100,000   100,000    100,000     5,028    13,969      39,260
  30         49,391      100,000   100,000    138,898     3,611    16,834      64,869
  35         67,144      100,000   100,000    194,294        41    18,446     103,679
  40         89,803      100,000   100,000    268,148         0    17,345     161,691
  45        118,721      100,000   100,000    366,995         0    10,098     246,637
  50        184,543      100,000   100,000    495,997    12,681    18,526     366,158
  55        290,317      100,000   100,000    667,537    27,007    44,196     531,478




---------
(1) If premiums are paid more frequently than annually the payments would be $354.00 semiannually, $177.00 quarterly, or $59.00 on a special monthly basis. The death benefits and surrender values shown would be affected by the more frequent premium payments. The basic premium (annual) after a recalculation at age 72 will be as follows: $9,973 for a hypothetical gross investment return of 0%, $9,490 for a gross return of 6%, and $0 for a gross return of 12%.
(2) The premiums accumulated at 5% interest in Column 2 are those payable if the gross investment return is 6%.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: JHVLICO FLEX V-1 (SCHEDULED PREMIUM VARIABLE WHOLE LIFE) MALE, ISSUE AGE
    40, PREFERRED UNDERWRITING RISK SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT) $100,000 PREMIUM SCHEDULE--LEVEL $1,954 BASIC PREMIUM (1) USING MAXIMUM CHARGES


                                 Death Benefit                 Surrender Value
                         -----------------------------  ---------------------- -------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  ---------------------- -------
 Year     Per Year (2)   0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  -- ---------
   1          2,052      100,000   100,000    100,000       906       998       1,091
   2          4,206      100,000   100,000    100,000     2,060     2,326       2,605
   3          6,468      100,000   100,000    100,000     3,174     3,699       4,268
   4          8,843      100,000   100,000    100,000     4,247     5,115       6,096
   5         11,337      100,000   100,000    100,000     5,278     6,580       8,110
   6         13,955      100,000   100,000    100,000     6,265     8,094      10,332
   7         16,705      100,000   100,000    100,000     7,207     9,661      12,785
   8         19,592      100,000   100,000    100,000     8,168    11,345      15,560
   9         22,623      100,000   100,000    100,000     9,083    13,086      18,620
  10         25,806      100,000   100,000    100,000    10,079    15,013      22,127
  11         29,148      100,000   100,000    100,000    11,246    17,221      26,208
  12         32,657      100,000   100,000    100,000    12,486    19,614      30,808
  13         36,342      100,000   100,000    100,000    13,664    22,064      35,842
  14         40,211      100,000   100,000    100,000    14,774    24,568      41,360
  15         44,273      100,000   100,000    101,512    15,809    27,125      47,409
  16         48,538      100,000   100,000    111,689    16,413    29,387      53,617
  17         53,017      100,000   100,000    122,387    16,932    31,705      60,363
  18         57,719      100,000   100,000    133,645    17,366    34,086      67,696
  19         62,657      100,000   100,000    145,496    17,709    36,534      75,661
  20         67,841      100,000   100,000    157,995    17,954    39,053      84,309
  25         97,922      100,000   100,000    231,613    17,276    52,812     139,661
  30        136,313      100,000   102,727    328,785    11,669    69,037     220,957
  35        185,310      100,000   117,568    458,033         0    86,792     338,132
  40        247,845      100,000   131,658    630,709         0   104,823     502,157




---------
(1) If premiums are paid more frequently than annually the payments would be $977.00 semiannually, $488.50 quarterly, or $162.83 on a special monthly basis. The death benefits and surrender values shown would be affected by the more frequent premium payments.
(2) The premium accumulated at 5% interest in Column 2 are those payable if the gross investment return is 6%.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: JHVLICO FLEX V-1 (SCHEDULED PREMIUM VARIABLE WHOLE LIFE) MALE, ISSUE AGE
    40, PREFERRED UNDERWRITING RISK SUM INSURED AT ISSUE (GUARANTEED DEATH BENEFIT) $100,000 PREMIUM SCHEDULE AT ISSUE--MODIFIED $1,305 INITIAL BASIC PREMIUM AT ISSUE (1) USING MAXIMUM CHARGES


                                 Death Benefit                 Surrender Value
                         -----------------------------  ---------------------- -------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  ---------------------- -------
 Year     Per Year (2)   0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  -- ---------
   1          1,370      100,000   100,000    100,000       308       365         422
   2          2,809      100,000   100,000    100,000       871     1,029       1,194
   3          4,320      100,000   100,000    100,000     1,401     1,705       2,036
   4          5,906      100,000   100,000    100,000     1,893     2,388       2,950
   5          7,571      100,000   100,000    100,000     2,349     3,084       3,951
   6          9,320      100,000   100,000    100,000     2,765     3,788       5,047
   7         11,157      100,000   100,000    100,000     3,140     4,502       6,248
   8         13,085      100,000   100,000    100,000     3,537     5,289       7,629
   9         15,109      100,000   100,000    100,000     3,890     6,083       9,138
  10         17,235      100,000   100,000    100,000     4,326     7,011      10,916
  11         19,467      100,000   100,000    100,000     4,935     8,163      13,068
  12         21,810      100,000   100,000    100,000     5,615     9,439      15,514
  13         24,271      100,000   100,000    100,000     6,233    10,704      18,140
  14         26,855      100,000   100,000    100,000     6,780    11,951      20,960
  15         29,568      100,000   100,000    100,000     7,247    13,170      23,992
  16         32,417      100,000   100,000    100,000     7,277    14,004      26,910
  17         35,408      100,000   100,000    100,000     7,215    14,797      30,091
  18         38,548      100,000   100,000    100,000     7,058    15,547      33,572
  19         41,846      100,000   100,000    100,000     6,799    16,245      37,391
  20         45,309      100,000   100,000    100,000     6,428    16,882      41,591
  25         65,398      100,000   100,000    115,923     2,329    18,582      69,901
  30         91,038      100,000   100,000    166,958         0    15,424     112,203
  35        147,419      100,000   100,000    228,092    12,681    25,357     168,383
  40        237,186      100,000   100,000    306,532    27,007    50,053     244,054




---------
(1) If premiums are paid more frequently than annually the payments would be $652.50 semiannually, $326.25 quarterly, or $108.75 on a special monthly basis. The death benefits and surrender values shown would be affected by the more frequent premium payments. The basic premium (annual) after a recalculation at age 72 will be as follows: $9,973 for a hypothetical gross investment return of 0%, $8,477 for a gross return of 6%, and $0 for a gross return of 12%.
(2) The premiums accumulated at 5% interest in Column 2 are those payable if the gross investment return is 6%.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


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